UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22027

                                       FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                   Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                              Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:   856-528-3500

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.9%
Communications — 5.5%
Facebook, Inc., Class A*	1,400	$211,372
LogMeIn, Inc.	1,900	198,550
RingCentral, Inc., Class A*	6,000	219,300

		629,222

Consumer, Cyclical — 16.2%
Big Lots, Inc.	4,300	207,690
Copart, Inc.*	6,600	209,814
Darden Restaurants, Inc.	2,300	208,012
Domino’s Pizza, Inc.	1,000	211,530
Hasbro, Inc.	2,000	223,020
Home Depot, Inc. (The)	1,300	199,420
Pool Corp.	1,700	199,869
Thor Industries, Inc.	1,950	203,814
Toro Co. (The)	2,800	194,012

		1,857,181

Consumer, Non-cyclical — 39.9%
Align Technology, Inc.*	1,500	225,180
Baxter International, Inc.	3,700	223,998
Celgene Corp.*	1,600	207,792
Central Garden & Pet Co.*	3,600	114,444
Charles River Laboratories International, Inc.*	2,200	222,530
Chemed Corp.	1,000	204,530
Cooper Cos, Inc. (The)	900	215,478
CR Bard, Inc.	650	205,471
Edwards Lifesciences Corp.*	1,850	218,744
Equifax, Inc.	1,500	206,130
Grand Canyon Education, Inc.*	2,550	199,945
Green Dot Corp., Class A*	5,600	215,768
Hologic, Inc.*	4,700	213,286
Humana, Inc.	900	216,558

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
IDEXX Laboratories, Inc.*	1,300	$209,846
Inogen, Inc.*	2,350	224,237
Intuitive Surgical, Inc.*	200	187,074
Premier, Inc., Class A*	5,900	212,400
Quintiles IMS Holdings, Inc.*	2,500	223,750
Sysco Corp.	3,800	191,254
UnitedHealth Group, Inc.	1,200	222,504
WellCare Health Plans, Inc.*	1,200	215,472

		4,576,391

Financial — 2.8%
Canadian Imperial Bank of Commerce (Canada)	1,419	115,186
First Merchants Corp.	5,100	204,714

		319,900

Industrial — 13.0%
AO Smith Corp.	3,800	214,054
Lennox International, Inc.	1,100	202,004
Mettler-Toledo International, Inc.*	390	229,531
Nordson Corp.	1,700	206,244
Owens Corning	3,100	207,452
Waste Management, Inc.	2,800	205,380
Waters Corp.*	1,200	220,608

		1,485,273

Technology — 16.5%
Adobe Systems, Inc.*	1,600	226,304
Analog Devices, Inc.	2,700	210,060
Electronic Arts, Inc.*	1,900	200,868
Lam Research Corp.	1,500	212,145
Microchip Technology, Inc.	2,700	208,386
MSCI, Inc.	1,900	195,681

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
NVIDIA Corp.	1,400	$202,384
Paycom Software, Inc.*	3,100	212,071
ServiceNow, Inc.*	2,100	222,600

		1,890,499

TOTAL COMMON STOCKS (Cost $10,550,944)		10,758,466

TOTAL INVESTMENTS - 93.9% (Cost $10,550,944)**		10,758,466
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%		693,124

NET ASSETS - 100.0%		$11,451,590

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$10,550,944

Gross unrealized appreciation	$307,600
Gross unrealized depreciation	(100,078)

Net unrealized appreciation	$207,522

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Arabesque Systematic USA Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 06/30/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,758,466	$10,758,466	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

LONG POSITIONS — 120.5% COMMON STOCKS — 120.5%	Number of Shares	Value
Automobiles & Components — 3.0%
BorgWarner, Inc.†(a)	67,977	$2,879,506
Cooper-Standard Holdings, Inc.†(a)*	10,881	1,097,566
Delphi Automotive PLC (Jersey)†	70,722	6,198,783
Dorman Products, Inc.(a)*	10,773	891,681
Ford Motor Co.†(b)	151,882	1,699,560
General Motors Co.†	109,700	3,831,821
Goodyear Tire & Rubber Co. (The)†(a)	84,180	2,942,933
Harley-Davidson, Inc.(a)	39,323	2,124,228
Lear Corp.†	1,734	246,367
Magna International, Inc. (Canada)†	62,285	2,885,664
Motorcar Parts of America, Inc.(a)*	1,414	39,931
Standard Motor Products, Inc.(a)	2,816	147,052
Thor Industries, Inc.†(a)	13,556	1,416,873
Winnebago Industries, Inc.(a)	18,797	657,895

		27,059,860

Capital Goods — 16.2%
3M Co.†	1,709	355,797
Allegion PLC (Ireland)†(a)	14,416	1,169,426
American Woodmark Corp.†(a)*	976	93,257
AMETEK, Inc.†(a)(b)	104,717	6,342,709
Arconic, Inc.†(a)	149,199	3,379,357
Argan, Inc.†(a)(b)	38,121	2,287,260
AZZ, Inc.	244	13,615
Boeing Co. (The)†(a)(b)	32,631	6,452,780
Builders FirstSource, Inc.(a)(b)*	35,497	543,814
CAE, Inc. (Canada)	1,062	18,309
Caterpillar, Inc.(b)	86,263	9,269,822
Chart Industries, Inc.†*	44,377	1,541,213
Continental Building Products, Inc.†*	34,278	798,677
Crane Co.†	40,189	3,190,203
Cummins, Inc.†	21,914	3,554,889
Curtiss-Wright Corp.†	8,250	757,185
Deere & Co.(a)	13,237	1,635,961
DigitalGlobe, Inc.(a)*	8,665	288,543
EMCOR Group, Inc.†	48,732	3,186,098
Emerson Electric Co.†(a)	177,764	10,598,290
EnerSys†(b)	27,648	2,003,098
Fastenal Co.†(a)(b)	71,578	3,115,790
Flowserve Corp.(a)	30,087	1,396,939
Fluor Corp.†(a)	54,763	2,507,050
Fortive Corp.†(a)(b)	20,920	1,325,282
General Electric Co.†	59,893	1,617,710
Gibraltar Industries, Inc.†(a)*	43,668	1,556,764

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
GMS, Inc.*	638	$17,928
Harsco Corp.†*	42,968	691,785
HD Supply Holdings, Inc.†*	29,343	898,776
Hillenbrand, Inc.(a)	21,095	761,530
Honeywell International, Inc.†	50,119	6,680,362
Hubbell, Inc.(a)(b)	19,785	2,239,068
IDEX Corp.(a)	1,683	190,196
Illinois Tool Works, Inc.†	7,708	1,104,171
Ingersoll-Rand PLC (Ireland)†	43,897	4,011,747
Jacobs Engineering Group, Inc.†	38,483	2,093,090
Johnson Controls International PLC (Ireland)†(b)	100,669	4,365,008
L3 Technologies, Inc.†	16,016	2,675,953
Lincoln Electric Holdings, Inc.(a)	5,386	495,997
MasTec, Inc.(a)(b)*	93,064	4,201,840
Meritor, Inc.(a)*	16,323	271,125
Moog, Inc., Class A(a)*	2,399	172,056
Mueller Water Products, Inc., Class A(a)	31,516	368,107
Northrop Grumman Corp.†	1,008	258,764
Oshkosh Corp.(a)(b)	8,190	564,127
PACCAR, Inc.†(a)	30,076	1,986,219
Quanta Services, Inc.†(a)*	30,922	1,017,952
Regal Beloit Corp.†	14,806	1,207,429
Rexnord Corp.(a)(b)*	65,736	1,528,362
Rockwell Automation, Inc.†(a)	11,947	1,934,936
Snap-on, Inc.†(a)	16,753	2,646,974
Spirit AeroSystems Holdings, Inc., Class A†	60,816	3,523,679
SPX Corp.†*	69,514	1,748,972
SPX FLOW, Inc.(a)*	1,837	67,749
Stanley Black & Decker, Inc.†	982	138,197
Terex Corp.†(a)	54,221	2,033,288
Textron, Inc.†(a)	49,847	2,347,794
TransDigm Group, Inc.(a)	7,385	1,985,605
TriMas Corp.(a)*	571	11,905
Triumph Group, Inc.(a)	31,039	980,832
Tutor Perini Corp.(a)*	3,642	104,708
United Rentals, Inc.†(a)*	71,400	8,047,494
Univar, Inc.†*	41,618	1,215,246
USG Corp.(a)*	20,341	590,296
Wabash National Corp.(a)(b)	142,150	3,124,457
Watts Water Technologies, Inc., Class A(a)	7,940	501,808

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WESCO International, Inc.(a)*	12,807	$733,841
WW Grainger, Inc.†(a)	33,609	6,067,433

		144,606,644

Commercial & Professional Services — 2.5%
Cintas Corp.†	10,775	1,358,081
Copart, Inc.†(a)(b)*	91,751	2,916,764
Equifax, Inc.	1,827	251,066
Essendant, Inc.(a)	5,077	75,292
ICF International, Inc.†*	4,047	190,614
IHS Markit Ltd. (Bermuda)*	3,177	139,915
Kimball International, Inc., Class B	135	2,253
Korn/Ferry International(a)	12,723	439,325
LSC Communications, Inc.(a)	10,574	226,284
ManpowerGroup, Inc.†	2,216	247,416
Matthews International Corp., Class A†	1,493	91,446
Nielsen Holdings PLC (United Kingdom)†(a)	64,383	2,489,047
Quad/Graphics, Inc.†	17,037	390,488
Republic Services, Inc.†	61,034	3,889,697
Ritchie Bros Auctioneers, Inc. (Canada)†	3,443	98,952
Robert Half International, Inc.†	45,849	2,197,543
RPX Corp.*	8,267	115,325
RR Donnelley & Sons Co.(a)	45,535	571,009
SP Plus Corp.(a)*	2,652	81,019
Steelcase, Inc., Class A(a)	65,322	914,508
Stericycle, Inc.(a)*	34,873	2,661,507
Tetra Tech, Inc.(a)	12,802	585,692
TrueBlue, Inc.†*	23,533	623,624
UniFirst Corp.†	1,774	249,602
Waste Management, Inc.†(a)	24,464	1,794,434

		22,600,903

Consumer Durables & Apparel — 4.4%
Cavco Industries, Inc.†*	7,518	974,709
Coach, Inc.†(a)	60,798	2,878,177
Deckers Outdoor Corp.(a)*	6,965	475,431
DR Horton, Inc.†	60,925	2,106,177
Fossil Group, Inc.(a)*	99,882	1,033,779
Garmin Ltd. (Switzerland)†	71,926	3,670,384
Hanesbrands, Inc.(a)	79,147	1,833,045
Hasbro, Inc.†	31,690	3,533,752
iRobot Corp.(a)*	2,258	189,988

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
La-Z-Boy, Inc.(a)	51,681	$1,679,632
Mattel, Inc.(a)	87,292	1,879,397
Michael Kors Holdings Ltd. (British Virgin Islands)†*	47,940	1,737,825
Newell Brands, Inc.†	51,448	2,758,642
NIKE, Inc., Class B(a)	2,693	158,887
PulteGroup, Inc.(a)	80,979	1,986,415
Ralph Lauren Corp.†(a)	22,427	1,655,113
TopBuild Corp.(a)(b)*	50,797	2,695,797
VF Corp.†(a)(b)	82,014	4,724,006
Whirlpool Corp.(a)(b)	15,415	2,953,822
Wolverine World Wide, Inc.(a)	7,650	214,276

		39,139,254

Consumer Services — 5.7%
Adtalem Global Education, Inc.†	4,367	165,728
Amaya, Inc. (Canada)*	248	4,439
Bloomin’ Brands, Inc.(a)	89,346	1,896,815
Bob Evans Farms, Inc.(a)	12,662	909,511
Bojangles’, Inc.(a)*	14,041	228,166
Brinker International, Inc.(a)	64,756	2,467,204
Cracker Barrel Old Country Store, Inc.(a)	4,074	681,376
Darden Restaurants, Inc.†	8,069	729,760
DineEquity, Inc.†(a)	50,816	2,238,445
Eldorado Resorts, Inc.(a)*	29,824	596,480
Graham Holdings Co., Class B†	901	540,285
Hilton Worldwide Holdings, Inc.†(a)(b)	81,946	5,068,360
International Speedway Corp., Class A(a)	3,066	115,128
Intrawest Resorts Holdings, Inc.(a)*	16,177	384,042
Jack in the Box, Inc.†(b)	30,000	2,955,000
La Quinta Holdings, Inc.†*	2,329	34,399
Las Vegas Sands Corp.(a)	13,755	878,807
Marriott International, Inc., Class A†	74,068	7,429,761
McDonald’s Corp.†	24,059	3,684,876
Royal Caribbean Cruises Ltd. (Liberia)†	25,488	2,784,054
Service Corp. International(a)(b)	92,168	3,083,020
Sonic Corp.†	33,103	876,898
Vail Resorts, Inc.(b)	17,840	3,618,487
Weight Watchers International, Inc.(a)*	49,878	1,666,923
Wyndham Worldwide Corp.†	27,934	2,804,853

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†(a)(b)	70,326	$5,187,246

		51,030,063

Energy — 3.9%
Archrock, Inc.†(a)	165,147	1,882,676
Cenovus Energy, Inc. (Canada)(a)	334,260	2,463,496
CVR Energy, Inc.(a)	55,680	1,211,597
Delek US Energy, Inc.†(a)(b)	176,227	4,659,442
Diamond Offshore Drilling, Inc.(a)*	18,505	200,409
Exterran Corp.(b)*	35,975	960,532
Fairmount Santrol Holdings, Inc.(a)*	262,531	1,023,871
Halliburton Co.†(a)(b)	105,049	4,486,643
Imperial Oil Ltd. (Canada)(a)	19,985	583,162
Kinder Morgan, Inc.†	48,975	938,361
McDermott International, Inc. (Panama)†*	57,769	414,204
Oceaneering International, Inc.(a)	44,246	1,010,579
Oil States International, Inc.(a)*	10,292	279,428
ONEOK, Inc.†	38,328	1,999,188
REX American Resources Corp.†(a)*	9,926	958,455
Rowan Cos. PLC, Class A (United Kingdom)†(a)*	135,004	1,382,441
Schlumberger Ltd. (Curacao)†(b)	50,015	3,292,988
Ship Finance International Ltd. (Bermuda)(a)	122,171	1,661,526
Transocean Ltd. (Switzerland)*	38,141	313,900
Williams Cos., Inc. (The)†(a)	151,899	4,599,502

		34,322,400

Food & Staples Retailing — 3.5%
CVS Health Corp.†	101,488	8,165,724
Ingles Markets, Inc., Class A(a)	81	2,697
Kroger Co. (The)†(a)(b)	296,212	6,907,664
SpartanNash Co.†	12,203	316,790
SUPERVALU, Inc.*	127,650	419,968
Sysco Corp.(a)(b)	71,666	3,606,950
United Natural Foods, Inc.(a)*	30,478	1,118,543
Walgreens Boots Alliance, Inc.†(a)	70,052	5,485,772
Wal-Mart Stores, Inc.†	73,748	5,581,249

		31,605,357

Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.†	28,470	2,120,161
Archer-Daniels-Midland Co.†	115,510	4,779,804
Brown-Forman Corp., Class B†	26,101	1,268,509

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell Soup Co.(a)(b)	149,566	$7,799,867
Conagra Brands, Inc.†	83,127	2,972,621
Dean Foods Co.(a)	19,041	323,697
Dr Pepper Snapple Group, Inc.†	20,824	1,897,275
Flowers Foods, Inc.(a)	43,392	751,116
General Mills, Inc.†	48,182	2,669,283
Hershey Co. (The)†(a)	42,200	4,531,014
Hormel Foods Corp.†(a)	79,723	2,719,352
Ingredion, Inc.(a)(b)	18,966	2,260,937
JM Smucker Co. (The)†(a)	20,076	2,375,593
Kellogg Co.†(a)	26,478	1,839,162
McCormick & Co., Inc., non-voting shares†	22,076	2,152,631
Mondelez International, Inc., Class A†(a)	17,803	768,912
PepsiCo, Inc.†(b)	21,291	2,458,898
Pinnacle Foods, Inc.†	11,622	690,347
Reynolds American, Inc.†	5,346	347,704
Snyder’s-Lance, Inc.(a)	5,726	198,234
SunOpta, Inc. (Canada)*	14,453	147,421
TreeHouse Foods, Inc.(a)*	9,115	744,604
Tyson Foods, Inc., Class A†(a)(b)	72,262	4,525,769

		50,342,911

Health Care Equipment & Services — 7.5%
Acadia Healthcare Co., Inc.(a)*	21,524	1,062,855
AmerisourceBergen Corp.†(a)	47,223	4,463,990
AMN Healthcare Services, Inc.(a)*	59,411	2,320,000
Analogic Corp.(a)	6,995	508,187
AngioDynamics, Inc.(a)*	5,903	95,688
Anika Therapeutics, Inc.(a)*	6,465	318,983
Baxter International, Inc.†(a)	16,011	969,306
Brookdale Senior Living, Inc.*	1,190	17,505
Chemed Corp.†(a)	4,158	850,436
Community Health Systems, Inc.(a)*	126,119	1,256,145
CONMED Corp.(a)	7,704	392,442
Cotiviti Holdings, Inc.†(a)*	68,471	2,543,013
CR Bard, Inc.†(a)	1,630	515,259
DaVita, Inc.†*	4,506	291,808
Express Scripts Holding Co.†(a)*	107,228	6,845,436
Globus Medical, Inc., Class A†(a)*	12,069	400,087
Halyard Health, Inc.†*	65,955	2,590,712
HCA Healthcare, Inc.†*	57,105	4,979,556
HealthSouth Corp.(a)	1,935	93,654

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.†*	2,065	$93,710
Integer Holdings Corp.†(a)*	28,282	1,223,196
Kindred Healthcare, Inc.†	44,841	522,398
Laboratory Corp. of America Holdings†*	22,905	3,530,577
McKesson Corp.†	35,573	5,853,181
Medtronic PLC (Ireland)†(b)	84,124	7,466,005
Meridian Bioscience, Inc.†	38,035	599,051
National HealthCare Corp.(a)	65	4,559
Omnicell, Inc.(a)*	9,903	426,819
Patterson Cos., Inc.(a)	7,865	369,262
Quality Systems, Inc.(a)*	20,824	358,381
Quest Diagnostics, Inc.†(a)	14,260	1,585,142
Quidel Corp.(a)*	6,323	171,606
STERIS PLC (United Kingdom)(a)(b)	31,881	2,598,302
Tivity Health, Inc.(a)*	13,417	534,667
US Physical Therapy, Inc.	38	2,295
Varex Imaging Corp.(a)*	24,677	834,083
Varian Medical Systems, Inc.†(a)(b)*	77,009	7,946,559
Zimmer Biomet Holdings, Inc.†	17,314	2,223,118

		66,857,973

Household & Personal Products — 1.9%
Avon Products, Inc.(a)*	65,219	247,832
Central Garden & Pet Co., Class A†*	13,045	391,611
Church & Dwight Co., Inc.†	18,140	941,103
Colgate-Palmolive Co.†	5,238	388,293
Energizer Holdings, Inc.(a)	31,545	1,514,791
Estee Lauder Cos., Inc. (The), Class A†	52,357	5,025,225
Kimberly-Clark Corp.†(a)	33,793	4,363,014
Procter & Gamble Co. (The)†	46,364	4,040,623
Revlon, Inc., Class A(a)*	758	17,965

		16,930,457

Materials — 3.3%
Agrium, Inc. (Canada)†	2,069	187,224
Albemarle Corp.†(a)	2,320	244,853
Cabot Corp.†	1,337	71,436
Chemours Co. (The)†	6,251	237,038
Domtar Corp.†(a)(b)	51,699	1,986,275
Dow Chemical Co. (The)†	71,977	4,539,589
Eagle Materials, Inc.†	15,318	1,415,690
FutureFuel Corp.	89	1,343
Greif, Inc., Class A†	14,959	834,413

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Huntsman Corp.†(a)	11,015	$284,628
Innophos Holdings, Inc.	15,538	681,186
Koppers Holdings, Inc.†*	6,278	226,950
Kronos Worldwide, Inc.(a)	42,925	782,094
Louisiana-Pacific Corp.†*	166,021	4,002,766
Methanex Corp. (Canada)(a)(b)	128,055	5,640,823
Minerals Technologies, Inc.†	9,432	690,422
Platform Specialty Products Corp.(a)*	14,299	181,311
Quaker Chemical Corp.(a)	2,268	329,382
Sensient Technologies Corp.(a)	6,844	551,147
Silgan Holdings, Inc.(a)(b)	39,731	1,262,651
Trinseo SA (Luxembourg)†	16,035	1,101,604
US Concrete, Inc.(a)*	5,373	422,049
Westlake Chemical Corp.†	59,341	3,928,968

		29,603,842

Media — 6.5%
AMC Networks, Inc., Class A†(a)*	9,558	510,493
CBS Corp., Class B, non-voting shares†(a)	99,512	6,346,875
Comcast Corp., Class A†	169,695	6,604,529
Discovery Communications, Inc., Class A(a)(b)*	134,448	3,472,792
DISH Network Corp., Class A†*	46,743	2,933,591
Gannett Co., Inc.	3,720	32,438
Gray Television, Inc.†*	26,645	365,036
Interpublic Group of Cos., Inc. (The)†	98,827	2,431,144
MSG Networks, Inc., Class A†(a)*	77,443	1,738,595
News Corp., Class A(a)(b)	147,406	2,019,462
Omnicom Group, Inc.(a)	50,508	4,187,113
Scholastic Corp.(a)	9,078	395,710
Scripps Networks Interactive, Inc., Class A(a)	29,266	1,999,160
TEGNA, Inc.†	111,116	1,601,182
Time Warner, Inc.†	46,386	4,657,618
Twenty-First Century Fox, Inc., Class A†(a)(b)	383,579	10,870,629
Viacom, Inc., Class B†(b)	100,569	3,376,101
Walt Disney Co. (The)†	37,840	4,020,500

		57,562,968

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AbbVie, Inc.†(a)	38,056	2,759,440
Agilent Technologies, Inc.†	8,407	498,619
Akorn, Inc.(a)*	5,465	183,296

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
AMAG Pharmaceuticals, Inc.(a)*	166,366	$3,061,134
Amgen, Inc.†	36,949	6,363,726
Biogen, Inc.†*	26,111	7,085,481
Bioverativ, Inc.†(a)(b)*	37,839	2,276,773
Celgene Corp.†*	34,080	4,425,970
Charles River Laboratories International, Inc.†*	984	99,532
Eagle Pharmaceuticals, Inc.†(a)*	31,573	2,490,794
Emergent BioSolutions, Inc.†*	23,541	798,275
Endo International PLC (Ireland)†(a)*	117,243	1,309,604
Exact Sciences Corp.(a)*	18,678	660,641
Exelixis, Inc.†(a)(b)*	254,285	6,263,040
Gilead Sciences, Inc.†	149,498	10,581,468
Immunomedics, Inc.(a)*	32,621	288,043
Inc.yte Corp.†(a)*	12,342	1,553,981
Innoviva, Inc.(a)*	98,994	1,267,123
Insys Therapeutics, Inc.(a)*	33,596	424,989
Ionis Pharmaceuticals, Inc.†(a)*	85,355	4,342,009
Ironwood Pharmaceuticals, Inc.(a)*	14,179	267,700
Jazz Pharmaceuticals PLC (Ireland)†*	2,720	422,960
Ligand Pharmaceuticals, Inc.(a)*	19,835	2,407,969
Merck & Co., Inc.†	20,113	1,289,042
MiMedx Group, Inc.(a)*	181,870	2,722,594
Mylan NV (Netherlands)†*	107,185	4,160,922
Myriad Genetics, Inc.†(a)*	47,629	1,230,733
PAREXEL International Corp.(b)*	18,498	1,607,661
PerkinElmer, Inc.†(a)	28,961	1,973,403
Perrigo Co. PLC (Ireland)(a)	49,344	3,726,459
Pfizer, Inc.†	79,813	2,680,919
Phibro Animal Health Corp., Class A(a)	5,640	208,962
PRA Health Sciences, Inc.†*	16,217	1,216,437
Prestige Brands Holdings, Inc.†*	3,237	170,946
Progenics Pharmaceuticals, Inc.(a)*	81,884	555,992
Quintiles IMS Holdings, Inc.†*	2,263	202,538
Repligen Corp.(a)*	12,123	502,377
Seattle Genetics, Inc.(a)*	5,134	265,633
United Therapeutics Corp.†(a)*	26,159	3,393,607
Valeant Pharmaceuticals International, Inc. (Canada)(a)*	69,412	1,200,828
Vanda Pharmaceuticals, Inc.(a)*	24,896	405,805

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.†(b)*	42,347	$5,457,258
Waters Corp.†(a)*	5,555	1,021,231
Xencor, Inc.†*	41,937	885,290

		94,711,204

Retailing — 8.1%
Aaron’s, Inc.†(a)	51,114	1,988,335
Asbury Automotive Group, Inc.†(a)*	6,760	382,278
AutoNation, Inc.(a)*	44,187	1,862,924
AutoZone, Inc.†(a)*	10,749	6,131,874
Bed Bath & Beyond, Inc.†(a)	141,728	4,308,531
Best Buy Co., Inc.†(a)	22,468	1,288,090
Buckle, Inc. (The)(a)	11,513	204,931
CarMax, Inc.(a)*	16,428	1,035,950
Chico’s FAS, Inc.(a)	61,042	575,016
Dollar General Corp.†(a)	25,483	1,837,069
Dollar Tree, Inc.†(a)*	20,969	1,466,152
Foot Locker, Inc.(a)(b)	39,167	1,930,150
Gap, Inc. (The)(a)	72,207	1,587,832
Home Depot, Inc. (The)†	33,037	5,067,876
HSN, Inc.†	24,169	770,991
Kohl’s Corp.(a)	2,374	91,803
L Brands, Inc.†(a)	48,324	2,604,180
Lithia Motors, Inc., Class A(a)	3,692	347,897
LKQ Corp.†(a)*	92,441	3,045,931
Lowe’s Cos., Inc.†(a)(b)	140,640	10,903,819
Macy’s, Inc.†(a)	40,718	946,286
Michaels Cos., Inc. (The)(a)*	5,090	94,267
Nordstrom, Inc.(a)	11,784	563,629
Nutrisystem, Inc.(a)	42,326	2,203,068
Office Depot, Inc.†	91,556	516,376
O’Reilly Automotive, Inc.†(a)*	14,762	3,229,040
Pier 1 Imports, Inc.(a)	74,366	385,960
Ross Stores, Inc.†(a)	61,978	3,577,990
Signet Jewelers Ltd. (Bermuda)†(a)	10,858	686,660
Staples, Inc.†(a)(b)	193,634	1,949,894
Target Corp.†(a)	69,067	3,611,513
Tiffany & Co.(a)	21,316	2,000,933
TJX Cos., Inc. (The)†(a)(b)	73,467	5,302,113

		72,499,358

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Energy Industries, Inc.†(a)*	23,473	1,518,468
Amkor Technology, Inc.†(a)(b)*	99,697	974,040
Applied Materials, Inc.†(b)	184,927	7,639,334

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cabot Microelectronics Corp.(a)	2,795	$206,355
Cirrus Logic, Inc.†(a)*	55,564	3,484,974
Diodes, Inc.(a)*	17,358	417,113
First Solar, Inc.(a)*	27,788	1,108,185
Intel Corp.†	235,127	7,933,185
KLA-Tencor Corp.†(a)(b)	58,981	5,397,351
Lam Research Corp.†	34,477	4,876,082
Marvell Technology Group Ltd. (Bermuda)(b)	175,312	2,896,154
Maxim Integrated Products, Inc.†(a)	25,752	1,156,265
MaxLinear, Inc.†*	59,480	1,658,897
Microchip Technology, Inc.(a)	15,489	1,195,441
MKS Instruments, Inc.†(a)	19,425	1,307,302
Photronics, Inc.†*	34,049	320,061
QUALCOMM, Inc.†	46,573	2,571,761
Rudolph Technologies, Inc.*	6,943	158,648
Skyworks Solutions, Inc.(a)(b)	58,600	5,622,670
Texas Instruments, Inc.†(a)(b)	51,333	3,949,048
Xcerra Corp.*	17,836	174,258
Xilinx, Inc.†	7,084	455,643

		55,021,235

Software & Services — 13.7%
Accenture PLC, Class A (Ireland)†	25,352	3,135,535
ACI Worldwide, Inc.(a)*	14,315	320,226
Adobe Systems, Inc.†(a)*	13,896	1,965,450
Alphabet, Inc., Class A†(a)*	5,822	5,412,597
ANSYS, Inc.(a)*	12,085	1,470,503
Aspen Technology, Inc.†(a)*	46,639	2,577,271
Automatic Data Processing, Inc.(a)(b)	37,143	3,805,672
AVG Technologies NV (Netherlands)*	4,473	110,707
Bankrate, Inc.†(a)*	1,247	16,024
Blucora, Inc.(a)*	46,248	980,458
CA, Inc.†	100,313	3,457,789
CACI International, Inc., Class A(a)(b)*	11,762	1,470,838
Cars.com, Inc.†(a)*	74,922	1,995,173
CDK Global, Inc.†	18,457	1,145,441
Citrix Systems, Inc.†(a)*	45,496	3,620,572
CSRA, Inc.†	62,728	1,991,614
eBay, Inc.†*	153,564	5,362,455
Electronic Arts, Inc.†(a)(b)*	36,899	3,900,962
Facebook, Inc., Class A†*	23,109	3,488,997
Fidelity National Information Services, Inc.†	25,447	2,173,174
Global Payments, Inc.(a)(b)	17,319	1,564,252

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
IAC/InterActiveCorp.†*	6,044	$623,983
International Business Machines Corp.†(a)	56,828	8,741,851
Intuit, Inc.(a)(b)	80,693	10,716,837
j2 Global, Inc.(a)	43,473	3,699,118
LogMeIn, Inc.†	3	314
Manhattan Associates, Inc.†(a)*	34,523	1,659,175
Microsoft Corp.†(b)	62,267	4,292,064
MicroStrategy, Inc., Class A†*	6,456	1,237,422
NIC, Inc.†(a)	66,878	1,267,338
Nuance Communications, Inc.(a)*	10,062	175,179
Open Text Corp. (Canada)†	9,414	296,918
Oracle Corp.†	72,777	3,649,039
Paychex, Inc.(a)(b)	99,279	5,652,946
Progress Software Corp.(a)(b)	47,646	1,471,785
Science Applications International Corp.†	28,267	1,962,295
SS&C Technologies Holdings, Inc.(b)	35,434	1,361,020
Stamps.com, Inc.(a)*	26,468	4,099,232
Synchronoss Technologies, Inc.(a)*	67,322	1,107,447
Synopsys, Inc.†(a)(b)*	58,018	4,231,253
TeleTech Holdings, Inc.(a)	1,045	42,636
Total System Services, Inc.(a)(b)	9,585	558,326
Trade Desk, Inc. (The), Class A(a)*	48,737	2,442,211
Travelport Worldwide Ltd. (Bermuda)	37,274	512,890
VASCO Data Security International, Inc.(a)*	24,942	357,918
VeriSign, Inc.(a)*	18,217	1,693,452
Visa, Inc., Class A†(a)	14,480	1,357,934
VMware, Inc., Class A(a)*	15,795	1,380,957
Web.com Group, Inc.(a)*	22,222	562,217
WebMD Health Corp.†*	84,846	4,976,218
Western Union Co. (The)(a)	106,455	2,027,968

		122,123,653

Technology Hardware & Equipment — 10.2%
Amphenol Corp., Class A†	4,699	346,880
Anixter International, Inc.†*	10,504	821,413
Apple, Inc.†	50,048	7,207,913
Arista Networks, Inc.(a)*	5,007	749,998
Avnet, Inc.†(a)(b)	107,907	4,195,424
AVX Corp.†	44,232	722,751
Benchmark Electronics, Inc.†(a)*	67,508	2,180,508
Cisco Systems, Inc.†	335,814	10,510,978
CommScope Holding Co., Inc.†*	45,975	1,748,429

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Corning, Inc.†	48,439	$1,455,592
EchoStar Corp., Class A(a)(b)*	11,814	717,110
ePlus, Inc.*	1,056	78,250
F5 Networks, Inc.†*	20,518	2,607,017
FLIR Systems, Inc.†	43,646	1,512,770
Harris Corp.†	55,232	6,024,707
Hewlett Packard Enterprise Co.†(a)	451,109	7,483,898
HP, Inc.†(a)	338,558	5,917,994
InterDigital, Inc.†	21,859	1,689,701
Itron, Inc.(b)*	9,485	642,609
Jabil, Inc.(a)	3,577	104,413
Juniper Networks, Inc.†(a)(b)	248,732	6,934,648
Motorola Solutions, Inc.†	42,667	3,700,936
NCR Corp.†*	21,191	865,440
NetApp, Inc.†(a)	146,054	5,849,463
NetScout Systems, Inc.(a)*	10,558	363,195
OSI Systems, Inc.(a)*	8,672	651,701
Plantronics, Inc.†	17,639	922,696
Seagate Technology PLC (Ireland)(a)	90,243	3,496,916
TE Connectivity Ltd. (Switzerland)†	17,927	1,410,496
Vishay Intertechnology, Inc.(a)	62,262	1,033,549
Western Digital Corp.†(a)	68,642	6,081,681
Xerox Corp.†	66,359	1,906,494
Zebra Technologies Corp., Class A†*	12,751	1,281,731

		91,217,301

Telecommunication Services — 1.8%
AT&T, Inc.†	68,582	2,587,599
Frontier Communications Corp.(a)	4,353,380	5,049,921
Level 3 Communications, Inc.†*	37,035	2,196,176
Rogers Communications, Inc., Class B(Canada)†	22,630	1,068,362
Verizon Communications, Inc.†	109,606	4,895,004

		15,797,062

Transportation — 5.8%
Alaska Air Group, Inc.(b)	16,770	1,505,275
CH Robinson Worldwide, Inc.†(a)	34,913	2,397,825
Delta Air Lines, Inc.†(a)	185,075	9,945,930
Expeditors International of Washington, Inc.†(a)	51,808	2,926,116
FedEx Corp.†(a)(b)	44,638	9,701,177
Forward Air Corp.(a)	8,742	465,774
Hawaiian Holdings, Inc.(a)*	24,653	1,157,458
Heartland Express, Inc.(a)	34,031	708,525
JB Hunt Transport Services, Inc.(a)	9,469	865,277

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Kirby Corp.(a)*	18,573	$1,241,605
Landstar System, Inc.(a)	8,382	717,499
Norfolk Southern Corp.†	19,615	2,387,146
Ryder System, Inc.†(a)	17,858	1,285,419
Southwest Airlines Co.†	24,403	1,516,402
Swift Transportation Co.†*	36,999	980,474
Union Pacific Corp.†(b)	81,705	8,898,492
United Continental Holdings, Inc.†*	3,143	236,511
United Parcel Service, Inc., Class B†	10,308	1,139,962
XPO Logistics, Inc.†*	61,334	3,964,016

		52,040,883

TOTAL COMMON STOCKS (Cost $995,469,194)		1,075,073,328

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	805

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		805

TOTAL LONG POSITIONS - 120.5%		1,075,074,133

(Cost $995,469,979)**

	Number of Shares
SHORT POSITIONS — (60.2)%
COMMON STOCKS — (60.2)%
Automobiles & Components — (0.9)%
Cooper Tire & Rubber Co.	(89,436)	(3,228,640)
Dana, Inc.	(69,613)	(1,554,458)
Fox Factory Holding Corp.*	(10,542)	(375,295)
Gentherm, Inc.*	(29,113)	(1,129,584)
LCI Industries	(10,579)	(1,083,290)
Modine Manufacturing Co.*	(25,327)	(419,162)
		(7,790,429)
Capital Goods — (6.4)%
AAON, Inc.	(3,165)	(116,630)
AAR Corp.	(28,343)	(985,203)
Actuant Corp., Class A	(50,765)	(1,248,819)
AECOM*	(132,433)	(4,281,559)
Aegion Corp.*	(3,048)	(66,690)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Aerovironment, Inc.*	(37,464)	$(1,431,125)
Altra Industrial Motion Corp.	(14,786)	(588,483)
American Railcar Industries, Inc.	(8,040)	(307,932)
Astec Industries, Inc.	(12,038)	(668,229)
Axon Enterprise, Inc.*	(151,189)	(3,800,891)
Briggs & Stratton Corp.	(15,537)	(374,442)
BWX Technologies, Inc.	(3,102)	(151,220)
Carlisle Cos., Inc.	(8,748)	(834,559)
CIRCOR International, Inc.	(5,763)	(342,207)
Cubic Corp.	(14,161)	(655,654)
Douglas Dynamics, Inc.	(9,880)	(325,052)
Encore Wire Corp.	(9,141)	(390,321)
Federal Signal Corp.	(29,011)	(503,631)
Foundation Building Materials, Inc.*	(104)	(1,337)
Franklin Electric Co., Inc.	(8,747)	(362,126)
General Cable Corp.	(3,144)	(51,404)
Granite Construction, Inc.	(32,545)	(1,569,971)
Herc Holdings, Inc.*	(26,954)	(1,059,831)
Hyster-Yale Materials Handling, Inc.	(8,487)	(596,212)
Insteel Industries, Inc.	(14,748)	(486,242)
John Bean Technologies Corp.	(12,947)	(1,268,806)
Kadant, Inc.	(1,662)	(124,982)
Kaman Corp.	(889)	(44,334)
KBR, Inc.	(426,332)	(6,488,773)
Kratos Defense & Security Solutions, Inc.*	(116,106)	(1,378,178)
Lydall, Inc.*	(7,801)	(403,312)
Manitowoc Co., Inc. (The)*	(289,018)	(1,736,998)
Masco Corp.	(19,366)	(739,975)
Mercury Systems, Inc.*	(34,082)	(1,434,511)
MRC Global, Inc.*	(36,436)	(601,923)
Navistar International Corp.*	(6,543)	(171,623)
NCI Building Systems, Inc.*	(23,759)	(396,775)
Nexeo Solutions, Inc.*	(2,189)	(18,169)
NOW, Inc.*	(149,092)	(2,397,399)
Parker-Hannifin Corp.	(7,575)	(1,210,636)
Pentair PLC (Ireland)	(32,341)	(2,151,970)
PGT Innovations, Inc.*	(7,665)	(98,112)
Proto Labs, Inc.*	(13,811)	(928,790)
Quanex Building Products Corp.	(2,084)	(44,077)
Raven Industries, Inc.	(9,993)	(332,767)
REV Group, Inc.	(4,505)	(124,698)
Simpson Manufacturing Co., Inc.	(12,522)	(547,337)
SiteOne Landscape Supply, Inc.*	(70,839)	(3,687,878)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Standex International Corp.	(4,690)	$(425,383)
Sun Hydraulics Corp.	(3,291)	(140,427)
Sunrun, Inc.*	(317,362)	(2,259,617)
Teledyne Technologies, Inc.*	(17,807)	(2,273,064)
Tennant Co.	(1,920)	(141,696)
Thermon Group Holdings, Inc.*	(9,997)	(191,642)
Titan International, Inc.	(18,358)	(220,480)
Universal Forest Products, Inc.	(22,283)	(1,945,529)
Veritiv Corp.*	(5,148)	(231,660)
Wabtec Corp.	(4,887)	(447,160)
Welbilt, Inc.*	(7,644)	(144,089)
Wesco Aircraft Holdings, Inc.*	(66,999)	(726,939)
Xylem, Inc.	(738)	(40,907)

		(56,720,386)

Commercial & Professional Services — (2.1)%
ABM Industries, Inc.	(12,136)	(503,887)
ACCO Brands Corp.*	(22,417)	(261,158)
Advanced Disposal Services, Inc.*	(17,197)	(390,888)
Advisory Board Co. (The)*	(104,349)	(5,373,973)
Clean Harbors, Inc.*	(43,118)	(2,407,278)
Covanta Holding Corp.	(180,569)	(2,383,511)
Exponent, Inc.	(1,648)	(96,078)
FTI Consulting, Inc.*	(14,683)	(513,318)
Healthcare Services Group, Inc.	(17,126)	(802,011)
Herman Miller, Inc.	(13,375)	(406,600)
HNI Corp.	(18,393)	(733,329)
Huron Consulting Group, Inc.*	(9,691)	(418,651)
Insperity, Inc.	(3,983)	(282,793)
Kforce, Inc.	(893)	(17,503)
Knoll, Inc.	(54,414)	(1,091,001)
Multi-Color Corp.	(12,985)	(1,059,576)
Navigant Consulting, Inc.*	(1,063)	(21,005)
On Assignment, Inc.*	(7,541)	(408,345)
US Ecology, Inc.	(2,339)	(118,120)
WageWorks, Inc.*	(23,762)	(1,596,806)

		(18,885,831)

Consumer Durables & Apparel — (1.4)%
Acushnet Holdings Corp.	(8,205)	(162,787)
Callaway Golf Co.	(53,300)	(681,174)
Crocs, Inc.*	(18,828)	(145,164)
Gildan Activewear, Inc. (Canada)	(26,577)	(816,711)
Helen Of Troy Ltd. (Bermuda)*	(4,647)	(437,283)
Installed Building Products, Inc.*	(5,277)	(279,417)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lululemon Athletica, Inc.*	(13,860)	$(827,026)
Oxford Industries, Inc.	(2,428)	(151,726)
Polaris Industries, Inc.	(4,065)	(374,915)
PVH Corp.	(36,602)	(4,190,929)
Skechers U.S.A., Inc., Class A*	(147,999)	(4,365,970)

		(12,433,102)

Consumer Services — (4.2)%
Belmond Ltd., Class A (Bermuda)*	(11,387)	(151,447)
BJ’s Restaurants, Inc.*	(26,618)	(991,518)
Boyd Gaming Corp.	(69,870)	(1,733,475)
Bright Horizons Family Solutions, Inc.*	(15,160)	(1,170,504)
Carnival Corp. (Panama)	(27,404)	(1,796,880)
Carrols Restaurant Group, Inc.*	(32,021)	(392,257)
Chegg, Inc.*	(30,750)	(377,918)
Chipotle Mexican Grill, Inc.*	(6,709)	(2,791,615)
ClubCorp Holdings, Inc.	(25,499)	(334,037)
El Pollo Loco Holdings, Inc.*	(11,103)	(153,776)
Fiesta Restaurant Group, Inc.*	(54,828)	(1,132,198)
Houghton Mifflin Harcourt Co.*	(90,300)	(1,110,690)
Hyatt Hotels Corp., Class A*	(117,471)	(6,603,045)
Laureate Education, Inc., Class A*	(27,002)	(473,345)
Marcus Corp. (The)	(942)	(28,448)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(4,594)	(249,408)
Red Robin Gourmet Burgers, Inc.*	(24,793)	(1,617,743)
Red Rock Resorts, Inc., Class A	(69,399)	(1,634,346)
SeaWorld Entertainment, Inc.	(281,208)	(4,575,254)
Shake Shack, Inc., Class A*	(161,295)	(5,625,970)
Six Flags Entertainment Corp.	(3,120)	(185,983)
Texas Roadhouse, Inc.	(75,368)	(3,840,000)
Wingstop, Inc.*	(14,716)	(454,724)

		(37,424,581)

Energy — (4.7)%
Cheniere Energy, Inc.*	(18,307)	(891,734)
Enbridge, Inc. (Canada)	(201,196)	(8,009,613)
Ensco PLC, Class A (United Kingdom)	(827,189)	(4,268,295)
Forum Energy Technologies, Inc.*	(6,613)	(103,163)
Frank’s International NV (Netherlands)	(77,016)	(638,463)
Green Plains, Inc.	(19,818)	(407,260)
Helix Energy Solutions Group, Inc.*	(367,157)	(2,070,765)
HollyFrontier Corp.	(211,143)	(5,800,098)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Newpark Resources, Inc.*	(57,778)	$(424,668)
Occidental Petroleum Corp.	(4,502)	(269,535)
Par Pacific Holdings, Inc.*	(14,063)	(253,697)
Patterson-UTI Energy, Inc.	(200,377)	(4,045,612)
Phillips 66	(4,521)	(373,841)
Precision Drilling Corp. (Canada)*	(250,011)	(852,537)
SEACOR Holdings, Inc.*	(18,334)	(628,856)
SemGroup Corp., Class A	(69,706)	(1,882,062)
Superior Energy Services, Inc.*	(339,692)	(3,542,988)
TechnipFMC PLC (United Kingdom)*	(6,915)	(188,088)
Tesoro Corp.	(42,154)	(3,945,614)
Weatherford International PLC (Ireland)*	(847,942)	(3,281,536)

		(41,878,425)

Food & Staples Retailing — (1.2)%
Casey’s General Stores, Inc.	(12,316)	(1,319,167)
Performance Food Group Co.*	(90,412)	(2,477,289)
PriceSmart, Inc.	(16,297)	(1,427,617)
Rite Aid Corp.*	(1,534,466)	(4,526,675)
Smart & Final Stores, Inc.*	(79,376)	(722,322)
Weis Markets, Inc.	(6,441)	(313,806)

		(10,786,876)

Food, Beverage & Tobacco — (3.2)%
B&G Foods, Inc.	(81,498)	(2,901,329)
Blue Buffalo Pet Products, Inc.*	(53,375)	(1,217,484)
Calavo Growers, Inc.	(28,575)	(1,973,104)
Coca-Cola Bottling Co. Consolidated	(8,923)	(2,042,207)
Constellation Brands, Inc., Class A	(1,179)	(228,408)
Darling Ingredients, Inc.*	(41,987)	(660,875)
Farmer Brothers Co.*	(5,091)	(154,003)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(27,210)	(1,385,261)
J&J Snack Foods Corp.	(945)	(124,806)
John B Sanfilippo & Son, Inc.	(7,096)	(447,829)
Lamb Weston Holdings, Inc.	(5,684)	(250,323)
MGP Ingredients, Inc.	(14,185)	(725,846)
Monster Beverage Corp.*	(83,862)	(4,166,264)
Philip Morris International, Inc.	(19,009)	(2,232,607)
Pilgrim’s Pride Corp.*	(185,819)	(4,073,152)
Post Holdings, Inc.*	(50,418)	(3,914,958)
Tootsie Roll Industries, Inc.	(2,822)	(98,347)
Vector Group Ltd.	(97,971)	(2,088,742)

		(28,685,545)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (6.3)%
Abbott Laboratories	(14,298)	$(695,026)
Amedisys, Inc.*	(7,575)	(475,786)
American Renal Associates Holdings, Inc.*	(556)	(10,314)
athenahealth, Inc.*	(25,424)	(3,573,343)
AtriCure, Inc.*	(33,731)	(817,977)
BioTelemetry, Inc.*	(488)	(16,324)
Capital Senior Living Corp.*	(10,235)	(155,674)
Cardinal Health, Inc.	(20,752)	(1,616,996)
Cardiovascular Systems, Inc.*	(7,266)	(234,183)
Civitas Solutions, Inc.*	(1,114)	(19,495)
DexCom, Inc.*	(62,102)	(4,542,761)
Diplomat Pharmacy, Inc.*	(92,297)	(1,365,996)
Endologix, Inc.*	(218,046)	(1,059,704)
Ensign Group, Inc. (The)	(70,360)	(1,531,737)
Envision Healthcare Corp.*	(111,549)	(6,990,776)
Evolent Health, Inc., Class A*	(103,625)	(2,626,894)
GenMark Diagnostics, Inc.*	(33,459)	(395,820)
ICU Medical, Inc.*	(14,998)	(2,587,155)
Inovalon Holdings, Inc., Class A*	(11,137)	(146,452)
Insulet Corp.*	(63,729)	(3,269,935)
iRhythm Technologies, Inc.*	(13,847)	(588,359)
K2M Group Holdings, Inc.*	(53,948)	(1,314,173)
Natus Medical, Inc.*	(15,235)	(568,266)
Nevro Corp.*	(54,817)	(4,080,029)
Novadaq Technologies, Inc. (Canada)*	(739)	(8,661)
Novocure Ltd. (Jersey)*	(50,215)	(868,720)
NxStage Medical, Inc.*	(52,222)	(1,309,206)
OraSure Technologies, Inc.*	(66,919)	(1,155,022)
Penumbra, Inc.*	(22,413)	(1,966,741)
PharMerica Corp.*	(45,007)	(1,181,434)
Select Medical Holdings Corp.*	(24,415)	(374,770)
Spectranetics Corp. (The)*	(76,305)	(2,930,112)
Surgery Partners, Inc.*	(7,485)	(170,284)
Teladoc, Inc.*	(5,167)	(179,295)
Tenet Healthcare Corp.*	(370,632)	(7,168,023)

		(55,995,443)

Household & Personal Products — (1.0)%
Coty, Inc., Class A	(44,953)	(843,318)
elf Beauty, Inc.*	(29,923)	(814,205)
Spectrum Brands Holdings, Inc.	(50,138)	(6,269,256)
WD-40 Co.	(12,538)	(1,383,568)

		(9,310,347)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (3.1)%
Avery Dennison Corp.	(46,352)	$(4,096,126)
Balchem Corp.	(10,722)	(833,207)
Ball Corp.	(14,043)	(592,755)
Boise Cascade Co.*	(5,449)	(165,650)
Calgon Carbon Corp.	(21,769)	(328,712)
Clearwater Paper Corp.*	(8,638)	(403,824)
Crown Holdings, Inc.*	(12,604)	(751,955)
Eastman Chemical Co.	(48,747)	(4,094,260)
Ferro Corp.*	(21,110)	(386,102)
Flotek Industries, Inc.*	(145,924)	(1,304,561)
HB Fuller Co.	(4,675)	(238,939)
Innospec, Inc.	(16,287)	(1,067,613)
International Flavors & Fragrances, Inc.	(13,743)	(1,855,305)
Kraton Corp.*	(18,299)	(630,218)
Monsanto Co.	(8,040)	(951,614)
Mosaic Co. (The)	(85,098)	(1,942,787)
PH Glatfelter Co.	(19,708)	(385,094)
RPM International, Inc.	(126,095)	(6,878,482)
Scotts Miracle-Gro Co. (The)	(7,638)	(683,295)
Sonoco Products Co.	(6,787)	(348,988)
Valvoline, Inc.	(1,581)	(37,501)

		(27,976,988)

Media — (2.5)%
AMC Entertainment Holdings, Inc., Class A	(133,971)	(3,047,840)
Charter Communications, Inc., Class A*	(16,913)	(5,697,144)
Entravision Communications Corp., Class A	(270)	(1,782)
EW Scripps Co. (The), Class A*	(38,232)	(680,912)
John Wiley & Sons, Inc., Class A	(35,724)	(1,884,441)
Live Nation Entertainment, Inc.*	(46,033)	(1,604,250)
Madison Square Garden Co. (The), Class A*	(9,283)	(1,827,823)
MDC Partners, Inc., Class A (Canada)	(589)	(5,831)
National CineMedia, Inc.	(29,890)	(221,784)
New Media Investment Group, Inc.	(47,879)	(645,409)
Nexstar Media Group, Inc., Class A	(70,932)	(4,241,734)
Shaw Communications, Inc., Class B (Canada)	(37,296)	(812,680)
Sirius XM Holdings, Inc.	(59,905)	(327,680)
Time, Inc.	(15,730)	(225,726)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
World Wrestling Entertainment, Inc., Class A	(30,836)	$(628,129)

		(21,853,165)

Pharmaceuticals, Biotechnology & Life Sciences — (3.8)%
Accelerate Diagnostics, Inc.*	(74,773)	(2,045,042)
Acceleron Pharma, Inc.*	(5,685)	(172,767)
Achaogen, Inc.*	(50,187)	(1,090,563)
Achillion Pharmaceuticals, Inc.*	(67,255)	(308,700)
Aclaris Therapeutics, Inc.*	(26,078)	(707,235)
Aduro Biotech, Inc.*	(15,880)	(181,032)
Aerie Pharmaceuticals, Inc.*	(8,156)	(428,598)
Agios Pharmaceuticals, Inc.*	(27,701)	(1,425,216)
Alder Biopharmaceuticals, Inc.*	(121,935)	(1,396,156)
ANI Pharmaceuticals, Inc.*	(9,286)	(434,585)
Bio-Rad Laboratories, Inc., Class A*	(11,186)	(2,531,504)
Coherus Biosciences, Inc.*	(30,587)	(438,923)
Dermira, Inc.*	(58,273)	(1,698,075)
Editas Medicine, Inc.*	(36,469)	(611,950)
Epizyme, Inc.*	(11,003)	(166,145)
Five Prime Therapeutics, Inc.*	(37,616)	(1,132,618)
Flexion Therapeutics, Inc.*	(1,784)	(36,072)
Heron Therapeutics, Inc.*	(121,440)	(1,681,944)
Illumina, Inc.*	(3,098)	(537,565)
Insmed, Inc.*	(44,430)	(762,419)
Intra-Cellular Therapies, Inc.*	(49)	(609)
Keryx Biopharmaceuticals, Inc.*	(53,903)	(389,719)
La Jolla Pharmaceutical Co.*	(44,603)	(1,327,831)
Luminex Corp.	(21,195)	(447,638)
MacroGenics, Inc.*	(4,492)	(78,655)
Medicines Co. (The)*	(89,993)	(3,420,634)
Natera, Inc.*	(1,488)	(16,160)
Nektar Therapeutics*	(261,424)	(5,110,839)
NeoGenomics, Inc.*	(80,729)	(723,332)
Paratek Pharmaceuticals, Inc.*	(7,148)	(172,267)
Radius Health, Inc.*	(6,816)	(308,288)
Revance Therapeutics, Inc.*	(22,037)	(581,777)
Spark Therapeutics, Inc.*	(12,027)	(718,493)
Synergy Pharmaceuticals, Inc.*	(309,739)	(1,378,339)
TG Therapeutics, Inc.*	(2,630)	(26,432)
Theravance Biopharma, Inc. (Cayman Islands)*	(43,356)	(1,727,303)

		(34,215,425)

Retailing — (3.1)%
Abercrombie & Fitch Co., Class A	(153,539)	(1,910,025)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
American Eagle Outfitters, Inc.	(10,085)	$(121,524)
At Home Group, Inc.*	(9,571)	(222,909)
Caleres, Inc.	(39,750)	(1,104,255)
Camping World Holdings, Inc., Class A	(7,121)	(219,683)
Cato Corp. (The), Class A	(14,669)	(258,028)
Core-Mark Holding Co., Inc.	(40,065)	(1,324,549)
Etsy, Inc.*	(119,627)	(1,794,405)
Finish Line, Inc. (The), Class A	(77,168)	(1,093,471)
Genesco, Inc.*	(19,082)	(646,880)
Guess?, Inc.	(203,988)	(2,606,967)
Lumber Liquidators Holdings, Inc.*	(104,362)	(2,615,312)
MarineMax, Inc.*	(11,138)	(217,748)
Murphy USA, Inc.*	(64,757)	(4,799,141)
Netflix, Inc.*	(15,675)	(2,342,002)
Ollie’s Bargain Outlet Holdings, Inc.*	(46,722)	(1,990,357)
Select Comfort Corp.*	(1,568)	(55,648)
Sonic Automotive, Inc., Class A	(23,149)	(450,248)
Tile Shop Holdings, Inc.	(34,491)	(712,239)
Tractor Supply Co.	(42,341)	(2,295,306)
Wayfair, Inc., Class A*	(15,778)	(1,213,013)

		(27,993,710)

Semiconductors & Semiconductor Equipment — (1.7)%
Advanced Micro Devices, Inc.*	(174,085)	(2,172,581)
FormFactor, Inc.*	(62,323)	(772,805)
Ichor Holdings Ltd. (Cayman Islands)*	(875)	(17,640)
Inphi Corp.*	(119,646)	(4,103,858)
Integrated Device Technology, Inc.*	(6,939)	(178,957)
Lattice Semiconductor Corp.*	(156,812)	(1,044,368)
MACOM Technology Solutions Holdings, Inc.*	(40,683)	(2,268,891)
PDF Solutions, Inc.*	(9,664)	(158,973)
Power Integrations, Inc.	(11,007)	(802,410)
Semtech Corp.*	(26,863)	(960,352)
Teradyne, Inc.	(41,490)	(1,245,945)
Veeco Instruments, Inc.*	(23,396)	(651,585)
Xperi Corp.	(19,267)	(574,157)

		(14,952,522)

Software & Services — (7.3)%
Acxiom Corp.*	(20,927)	(543,683)
Alliance Data Systems Corp.	(1,688)	(433,293)
Benefitfocus, Inc.*	(7,399)	(268,954)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Black Knight Financial Services, Inc., Class A*	(39,720)	$(1,626,534)
Blackhawk Network Holdings, Inc.*	(98,275)	(4,284,790)
Blackline, Inc.*	(4,228)	(151,109)
Box, Inc., Class A*	(20,676)	(377,130)
Callidus Software, Inc.*	(86,496)	(2,093,203)
Cardtronics PLC, Class A (United Kingdom)*	(67,453)	(2,216,506)
CoreLogic, Inc.*	(13,024)	(564,981)
Cornerstone OnDemand, Inc.*	(42,075)	(1,504,181)
DST Systems, Inc.	(49,185)	(3,034,712)
Euronet Worldwide, Inc.*	(6,150)	(537,325)
Everbridge, Inc.*	(1,097)	(26,723)
FireEye, Inc.*	(325,025)	(4,943,630)
Gartner, Inc.*	(18,080)	(2,233,061)
Gogo, Inc.*	(187,187)	(2,158,266)
GTT Communications, Inc.*	(14,094)	(446,075)
Hortonworks, Inc.*	(90,108)	(1,160,591)
HubSpot, Inc.*	(4,551)	(299,228)
Imperva, Inc.*	(30,454)	(1,457,224)
Instructure, Inc.*	(33,106)	(976,627)
Leidos Holdings, Inc.	(80,550)	(4,163,630)
MobileIron, Inc.*	(178)	(1,077)
New Relic, Inc.*	(15,257)	(656,204)
Nutanix, Inc.,. Class A*	(88,890)	(1,791,134)
Pandora Media, Inc.*	(708,108)	(6,316,323)
PROS Holdings, Inc.*	(39,871)	(1,092,067)
Rapid7, Inc.*	(21,050)	(354,272)
salesforce.com, Inc.*	(4,061)	(351,683)
SecureWorks Corp., Class A*	(12,532)	(116,422)
Silver Spring Networks, Inc.*	(15,916)	(179,532)
Splunk, Inc.*	(98,567)	(5,607,477)
Sykes Enterprises, Inc.*	(7,037)	(235,951)
Tableau Software, Inc., Class A*	(3,842)	(235,399)
Teradata Corp.*	(749)	(22,088)
Twilio, Inc., Class A*	(23,087)	(672,063)
Ultimate Software Group, Inc. (The)*	(8,474)	(1,780,048)
Virtusa Corp.*	(52,359)	(1,539,355)
Workiva, Inc.*	(16,334)	(311,163)
Zendesk, Inc.*	(167,229)	(4,645,622)
Zynga, Inc., Class A*	(1,126,093)	(4,098,979)

		(65,508,315)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (3.8)%
Brocade Communications Systems, Inc.	(58,193)	$(733,814)
CalAmp Corp.*	(32,928)	(669,426)
Celestica, Inc. (Canada)*	(30,809)	(418,386)
CTS Corp.	(2,014)	(43,502)
Finisar Corp.*	(7,625)	(198,097)
Fitbit, Inc., Class A*	(943,854)	(5,011,865)
II-VI, Inc.*	(23,839)	(817,678)
Infinera Corp.*	(407,173)	(4,344,536)
Insight Enterprises, Inc.*	(10,417)	(416,576)
Keysight Technologies, Inc.*	(19,578)	(762,172)
NETGEAR, Inc.*	(31,317)	(1,349,763)
Palo Alto Networks, Inc.*	(34,828)	(4,660,335)
Pure Storage, Inc., Class A*	(170,964)	(2,190,049)
Quantenna Communications, Inc.*	(3,661)	(69,559)
Sierra Wireless, Inc. (Canada)*	(28,292)	(795,005)
Super Micro Computer, Inc.*	(56,483)	(1,392,306)
SYNNEX Corp.	(11,794)	(1,414,808)
Tech Data Corp.*	(35,784)	(3,614,184)
Trimble, Inc.*	(6,468)	(230,714)
Universal Display Corp.	(4,985)	(544,611)
VeriFone Systems, Inc.*	(9,686)	(175,317)
ViaSat, Inc.*	(55,348)	(3,664,038)

		(33,516,741)

Telecommunication Services — (1.1)%
ATN International, Inc.	(14,845)	(1,015,992)
Boingo Wireless, Inc.*	(3,829)	(57,282)
Cincinnati Bell, Inc.*	(57,768)	(1,129,364)
General Communication, Inc., Class A*	(20,284)	(743,206)
Iridium Communications, Inc.*	(128,000)	(1,414,400)
Shenandoah Telecommunications Co.	(39,420)	(1,210,194)
United States Cellular Corp.*	(151)	(5,786)
Windstream Holdings, Inc.	(644,246)	(2,499,674)
Zayo Group Holdings, Inc.*	(51,534)	(1,592,401)

		(9,668,299)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (2.4)%
Air Transport Services Group, Inc.*	(52,361)	$(1,140,423)
Atlas Air Worldwide Holdings, Inc.*	(32,100)	(1,674,015)
Echo Global Logistics, Inc.*	(28,379)	(564,742)
Genesee & Wyoming, Inc., Class A*	(62,938)	(4,304,330)
Hub Group, Inc., Class A*	(6,992)	(268,143)
Kansas City Southern	(53,095)	(5,556,392)
Saia, Inc.*	(4,606)	(236,288)
SkyWest, Inc.	(69,700)	(2,446,470)
Spirit Airlines, Inc.*	(56,852)	(2,936,406)
Werner Enterprises, Inc.	(70,946)	(2,082,265)

		(21,209,474)

TOTAL COMMON STOCK (Proceeds $545,758,351)		(536,805,604)

TOTAL SECURITIES SOLD SHORT - (60.2)%		(536,805,604)

(Proceeds $545,758,351)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		353,979,970

NET ASSETS - 100.0%		$892,248,499

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $165,359,560.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$995,469,979

Gross unrealized appreciation	$100,452,352
Gross unrealized depreciation	(20,848,198)

Net unrealized appreciation	$79,604,154

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 142.5%
COMMON STOCKS — 142.5%
Automobiles & Components — 2.8%
BorgWarner, Inc.(a)(b)	1,129	$47,824
Delphi Automotive PLC (Jersey)†	1,201	105,268
General Motors Co.†	4,162	145,379
Goodyear Tire & Rubber Co. (The)(a)	1,259	44,015

		342,486

Capital Goods — 12.8%
Allegion PLC (Ireland)(a)	66	5,354
AMETEK, Inc.	945	57,239
Boeing Co. (The)	2,171	429,315
Caterpillar, Inc.†	1,741	187,088
Cummins, Inc.	203	32,931
Emerson Electric Co.†	2,592	154,535
Fastenal Co.(a)	1,159	50,451
Fluor Corp.(a)	615	28,155
Honeywell International, Inc.†	1,194	159,148
Jacobs Engineering Group, Inc.†	665	36,169
Johnson Controls International PLC (Ireland)(a)(b)	3,803	164,898
L3 Technologies, Inc.(b)	341	56,974
Quanta Services, Inc.*	595	19,587
Rockwell Collins, Inc.†	120	12,610
Snap-on, Inc.†(a)	242	38,236
TransDigm Group, Inc.(a)	199	53,505
United Rentals, Inc.†*	352	39,674
WW Grainger, Inc.(a)	289	52,173

		1,578,042

Commercial & Professional Services — 1.1%
Nielsen Holdings PLC (United Kingdom)(a)	347	13,415

Republic Services, Inc.	468	29,826
Robert Half International, Inc.†	217	10,401
Stericycle, Inc.(a)*	359	27,399
Waste Management, Inc.†	776	56,920

		137,961

Consumer Durables & Apparel — 5.1%
Coach, Inc.†	1,239	58,654
Garmin Ltd. (Switzerland)†	928	47,356
Hanesbrands, Inc.(a)	1,768	40,947
Hasbro, Inc.	550	61,330
Mattel, Inc.†	1,513	32,575
Michael Kors Holdings Ltd. (British Virgin Islands)(a)*	735	26,644
Newell Brands, Inc.†	2,131	114,264
PVH Corp.†	430	49,235

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ralph Lauren Corp.†	447	$32,989
VF Corp.(a)	1,825	105,120
Whirlpool Corp.(a)	301	57,678

		626,792

Consumer Services — 3.7%
Hilton Worldwide Holdings, Inc.	1,309	80,962
Marriott International, Inc., Class A	1,143	114,654
McDonald’s Corp.†	920	140,907
Royal Caribbean Cruises Ltd. (Liberia)†	111	12,125
Yum! Brands, Inc.	1,425	105,106

		453,754

Diversified Financials — 2.8%
Berkshire Hathaway, Inc., Class B†*	199	33,705
CME Group, Inc.†	1,161	145,404
Moody’s Corp.†	780	94,910
Nasdaq, Inc.†	716	51,187
S&P Global, Inc.	183	26,716

		351,922

Energy — 5.8%
Apache Corp.(a)	1,633	78,270
ConocoPhillips†(b)	5,037	221,427
Devon Energy Corp.	818	26,151
Halliburton Co.†	1,701	72,650
Marathon Oil Corp.(a)	3,449	40,871
Marathon Petroleum Corp.	861	45,056
Murphy Oil Corp.(a)	703	18,018
Transocean Ltd. (Switzerland)(a)*	1,677	13,802
Valero Energy Corp.†	1,749	117,988
Williams Cos., Inc. (The)†	2,727	82,574

		716,807

Food & Staples Retailing — 9.4%
CVS Health Corp.†	4,869	391,760
Kroger Co. (The)†	3,780	88,150
Sysco Corp.	2,173	109,367
Walgreens Boots Alliance, Inc.†	2,795	218,876
Wal-Mart Stores, Inc.†	4,660	352,669

		1,160,822

Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.†	1,666	124,067
Archer-Daniels-Midland Co.†	2,466	102,043
Campbell Soup Co.(a)	1,313	68,473
Conagra Brands, Inc.†	2,123	75,918

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Dr Pepper Snapple Group, Inc.†	385	$35,077
General Mills, Inc.	209	11,579
Hershey Co. (The)†	953	102,324
Hormel Foods Corp.(a)	461	15,725
JM Smucker Co. (The)†	471	55,733
McCormick & Co., Inc., non-voting shares†	263	25,645
Philip Morris International, Inc.†	255	29,950
Tyson Foods, Inc., Class A†	2,026	126,888

		773,422

Health Care Equipment & Services — 11.8%
Aetna, Inc.†	183	27,785
AmerisourceBergen Corp.(a)	912	86,211
Anthem, Inc.†	1,401	263,570
Centene Corp.†*	905	72,291
Express Scripts Holding Co.†*	2,879	183,795
HCA Healthcare, Inc.†*	1,588	138,474
Humana, Inc.†	724	174,209
Laboratory Corp. of America Holdings†*	526	81,078
McKesson Corp.†	880	144,795
Medtronic PLC (Ireland)	812	72,065
Patterson Cos., Inc.(a)	384	18,029
Quest Diagnostics, Inc.†	270	30,013
UnitedHealth Group, Inc.†	688	127,569
Varian Medical Systems, Inc.†*	381	39,315

		1,459,199

Household & Personal Products — 3.1%
Church & Dwight Co., Inc.	288	14,941
Estee Lauder Cos., Inc. (The), Class A	1,531	146,945
Kimberly-Clark Corp.†	1,260	162,679
Procter & Gamble Co. (The)	683	59,523

		384,088

Insurance — 1.7%
Aon PLC (United Kingdom)	874	116,198
Chubb Ltd. (Switzerland)†	125	18,172
Everest Re Group Ltd. (Bermuda)	67	17,058
Progressive Corp. (The)(b)	1,053	46,427
Willis Towers Watson PLC (Ireland)	110	16,001
XL Group Ltd. (Bermuda)	25	1,095

		214,951

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 9.5%
Air Products & Chemicals, Inc.†	937	$134,047
Albemarle Corp.†	452	47,704
Dow Chemical Co. (The)†	1,960	123,617
EI du Pont de Nemours & Co.†	3,609	291,282
Freeport-McMoRan, Inc.†(b)*	6,636	79,698
LyondellBasell Industries NV, Class A (Netherlands)†	1,739	146,754
PPG Industries, Inc.†(b)	1,137	125,025
Sealed Air Corp.(b)	812	36,345
Sherwin-Williams Co. (The)†(b)	326	114,413
WestRock Co.†	1,263	71,562

		1,170,447

Media — 11.3%
CBS Corp., Class B, non-voting shares†(a)	1,798	114,676
Comcast Corp., Class A†	4,589	178,604
Discovery Communications, Inc., Class A(a)*	2,595	67,029
Interpublic Group of Cos., Inc. (The)† .	1,747	42,976
News Corp., Class A(b)	3,211	43,991
Omnicom Group, Inc.†	1,036	85,884
Scripps Networks Interactive, Inc., Class A(a)	647	44,197
Time Warner, Inc.†(b)	3,071	308,359
Twenty-First Century Fox, Inc., Class A†	7,633	216,319
Viacom, Inc., Class B†	1,928	64,723
Walt Disney Co. (The)†	2,160	229,500

		1,396,258

Pharmaceuticals, Biotechnology & Life Sciences — 9.8%
AbbVie, Inc.†	2,662	193,022
Amgen, Inc.†	1,137	195,826
Biogen, Inc.†*	1,046	283,843
Bristol-Myers Squibb Co.	310	17,273
Celgene Corp.†*	82	10,649
Gilead Sciences, Inc.†	5,368	379,947
Mylan NV (Netherlands)†*	2,232	86,646
Perrigo Co. PLC (Ireland)(a)	575	43,424

		1,210,630

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc., REIT(a)	358	43,128
CBRE Group, Inc., Class A, REIT*	1,355	49,322
Digital Realty Trust, Inc., REIT†	196	22,138

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Essex Property Trust, Inc., REIT	54	$13,893
Iron Mountain, Inc., REIT†	1,135	38,999
Mid-America Apartment Communities, Inc., REIT†(a)	479	50,477
Public Storage, REIT	58	12,095
Realty Inc.ome Corp., REIT(a)(b)	1,079	59,539
Regency Centers Corp., REIT	684	42,846
UDR, Inc., REIT(b)	1,060	41,308
Weyerhaeuser Co., REIT†(b)	3,304	110,684

		484,429

Retailing — 7.7%
AutoNation, Inc.(a)*	418	17,623
AutoZone, Inc.(a)*	114	65,032
Bed Bath & Beyond, Inc.(a)	799	24,290
Best Buy Co., Inc.(a)	227	13,014
Dollar Tree, Inc.†*	603	42,162
Foot Locker, Inc.	526	25,921
Home Depot, Inc. (The)†	1,451	222,583
Kohl’s Corp.(a)	254	9,822
LKQ Corp.*	1,270	41,846
Lowe’s Cos., Inc.(b)	3,419	265,075
Macy’s, Inc.	50	1,162
Nordstrom, Inc.(a)	140	6,696
O’Reilly Automotive, Inc.(a)*	362	79,184
Ross Stores, Inc.†	1,403	80,995
Signet Jewelers Ltd. (Bermuda)(a)	214	13,533
Staples, Inc.(b)	3,047	30,683
Target Corp.†	113	5,909
Tiffany & Co.	96	9,012

		954,542

Semiconductors & Semiconductor Equipment — 8.1%
Applied Materials, Inc.†	4,323	178,583
Intel Corp.†	10,062	339,492
KLA-Tencor Corp.†	782	71,561
Lam Research Corp.†	884	125,024
QUALCOMM, Inc.†	1,330	73,443
Skyworks Solutions, Inc.	816	78,295
Texas Instruments, Inc.†	1,762	135,551
Xilinx, Inc.†	2	129

		1,002,078

Software & Services — 9.0%
Accenture PLC, Class A (Ireland)†	756	93,502
Automatic Data Processing, Inc.(b)	1,542	157,993

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CA, Inc.†	1,195	$41,192
Citrix Systems, Inc.†*	613	48,783
CSRA, Inc.†	453	14,383
eBay, Inc.†*	4,277	149,353
Fidelity National Information Services, Inc.†	95	8,113
International Business Machines Corp.†	1,307	201,056
Intuit, Inc.	1,028	136,529
Oracle Corp.	1,593	79,873
Paychex, Inc.†	1,503	85,581
Total System Services, Inc.	628	36,581
Visa, Inc., Class A†(a)	715	67,053

		1,119,992

Technology Hardware & Equipment — 11.3%
Apple, Inc.†	2,797	402,824
Cisco Systems, Inc.†	10,121	316,787
Corning, Inc.†	279	8,384
F5 Networks, Inc.†(b)*	273	34,687
FLIR Systems, Inc.	579	20,068
Harris Corp.	489	53,340
Hewlett Packard Enterprise Co.†	6,648	110,290
HP, Inc.†	6,750	117,990
Juniper Networks, Inc.†	2,111	58,855
Motorola Solutions, Inc.†	731	63,407
NetApp, Inc.(b)	1,166	46,698
Seagate Technology PLC (Ireland)(a)	1,456	56,420
TE Connectivity Ltd. (Switzerland)†	2	157
Western Digital Corp.†	1,196	105,966

		1,395,873

Telecommunication Services — 1.5%
Verizon Communications, Inc.†	4,285	191,368

Transportation — 2.9%
CH Robinson Worldwide, Inc.†(a)	591	40,590
Expeditors International of Washington, Inc.(a)	734	41,456
FedEx Corp.	953	207,115
Union Pacific Corp.†	597	65,019

		354,180

Utilities — 1.2%
CMS Energy Corp.	33	1,526
FirstEnergy Corp.	1,140	33,242
NiSource, Inc.	1,324	33,577

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	51	$1,972
WEC Energy Group, Inc.	1,272	78,075

		148,392

TOTAL COMMON STOCKS (Cost $16,578,154)		17,628,435

TOTAL LONG POSITIONS - 142.5% (Cost $16,578,154)**		17,628,435

SHORT POSITIONS — (82.2)%
COMMON STOCKS — (82.2)%
Automobiles & Components — (0.2)%
Ford Motor Co.	(533)	(5,964)
Harley-Davidson, Inc.	(413)	(22,310)

		(28,274)

Banks — (2.2)%
Bank of America Corp.	(720)	(17,467)
Citigroup, Inc.	(697)	(46,615)
Comerica, Inc.	(359)	(26,293)
Fifth Third Bancorp	(1,793)	(46,546)
M&T Bank Corp.	(148)	(23,969)
People’s United Financial, Inc.	(733)	(12,945)
Regions Financial Corp.	(2,969)	(43,466)
Wells Fargo & Co.	(888)	(49,204)

		(266,505)

Capital Goods — (8.4)%
3M Co.	(54)	(11,242)
Acuity Brands, Inc.	(112)	(22,767)
Arconic, Inc.	(1,116)	(25,277)
Dover Corp.	(30)	(2,407)
Eaton Corp. PLC (Ireland)	(1,120)	(87,170)
Flowserve Corp.	(312)	(14,486)
Fortive Corp.	(290)	(18,373)
Fortune Brands Home & Security, Inc.	(362)	(23,617)
General Dynamics Corp.	(721)	(142,830)
General Electric Co.	(3,148)	(85,027)
Ingersoll-Rand PLC (Ireland)	(607)	(55,474)
Lockheed Martin Corp.	(135)	(37,477)
Masco Corp.	(757)	(28,925)
PACCAR, Inc.	(898)	(59,304)
Parker-Hannifin Corp.	(317)	(50,663)
Pentair PLC (Ireland)	(437)	(29,078)
Raytheon Co.	(547)	(88,330)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	(360)	$(50,663)
Textron, Inc.	(644)	(30,332)
United Technologies Corp.	(1,273)	(155,446)
Xylem, Inc.	(425)	(23,558)

		(1,042,446)

Commercial & Professional Services — (0.4)%
IHS Markit Ltd. (Bermuda)*	(327)	(14,401)
Verisk Analytics, Inc.*	(429)	(36,195)

		(50,596)

Consumer Durables & Apparel — (0.7)%
Leggett & Platt, Inc.	(316)	(16,599)
Mohawk Industries, Inc.*	(177)	(42,779)
NIKE, Inc., Class B	(40)	(2,360)
Under Armour, Inc., Class C*	(1,037)	(20,906)

		(82,644)

Consumer Services — (1.6)%
Carnival Corp. (Panama)	(1,757)	(115,206)
Chipotle Mexican Grill, Inc.*	(92)	(38,281)
Darden Restaurants, Inc.	(145)	(13,114)
Starbucks Corp.	(304)	(17,726)
Wyndham Worldwide Corp.	(16)	(1,607)
Wynn Resorts Ltd.	(48)	(6,438)

		(192,372)

Diversified Financials — (3.7)%
Affiliated Managers Group, Inc.	(142)	(23,552)
American Express Co.	(1,583)	(133,352)
Ameriprise Financial, Inc.	(361)	(45,952)
Bank of New York Mellon Corp. (The)	(636)	(32,449)
Capital One Financial Corp.	(2)	(165)
Franklin Resources, Inc.	(1,609)	(72,067)
Intercontinental Exchange, Inc.	(1,397)	(92,090)
Invesco Ltd. (Bermuda)	(1,045)	(36,774)
Navient Corp.	(910)	(15,152)

		(451,553)

Energy — (6.5)%
Anadarko Petroleum Corp.	(1,348)	(61,118)
Baker Hughes a GE Co. LLC	(1,030)	(56,145)
Cimarex Energy Co.	(223)	(20,964)
Concho Resources, Inc.*	(450)	(54,688)
EOG Resources, Inc.	(1,249)	(113,059)
EQT Corp.	(554)	(32,459)
Helmerich & Payne, Inc.	(304)	(16,519)
Hess Corp.	(730)	(32,025)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.	(1,065)	$(35,081)
Newfield Exploration Co.*	(470)	(13,376)
Noble Energy, Inc.	(1,107)	(31,328)
Occidental Petroleum Corp.	(1,685)	(100,881)
Phillips 66	(1,197)	(98,980)
Pioneer Natural Resources Co.	(393)	(62,715)
Range Resources Corp.	(592)	(13,717)
TechnipFMC PLC (United Kingdom)* .	(1,095)	(29,784)
Tesoro Corp.	(296)	(27,706)

		(800,545)

Food & Staples Retailing — (0.3)%
Costco Wholesale Corp.	(29)	(4,638)
Whole Foods Market, Inc.	(732)	(30,825)

		(35,463)

Food, Beverage & Tobacco — (5.5)%
Brown-Forman Corp., Class B	(1,110)	(53,946)
Coca-Cola Co. (The)	(3,355)	(150,472)
Constellation Brands, Inc., Class A	(456)	(88,341)
Kellogg Co.	(210)	(14,587)
Kraft Heinz Co. (The)	(1,406)	(120,410)
Molson Coors Brewing Co., Class B	(549)	(47,401)
Mondelez International, Inc., Class A .	(2,380)	(102,792)
Monster Beverage Corp.*	(891)	(44,265)
PepsiCo, Inc.	(484)	(55,897)
Reynolds American, Inc.	(26)	(1,691)

		(679,802)

Health Care Equipment & Services — (7.5)%
Abbott Laboratories	(3,477)	(169,017)
Align Technology, Inc.*	(184)	(27,622)
Baxter International, Inc.	(129)	(7,810)
Becton Dickinson and Co.	(544)	(106,140)
Boston Scientific Corp.*	(2,106)	(58,378)
Cardinal Health, Inc.	(748)	(58,284)
Cerner Corp.*	(970)	(64,476)
Cooper Cos., Inc. (The)	(113)	(27,054)
CR Bard, Inc.	(172)	(54,371)
Danaher Corp.	(944)	(79,664)
DaVita, Inc.*	(452)	(29,272)
Edwards Lifesciences Corp.*	(151)	(17,854)
Envision Healthcare Corp.*	(292)	(18,300)
Henry Schein, Inc.*	(186)	(34,042)
Hologic, Inc.*	(657)	(29,815)
IDEXX Laboratories, Inc.*	(230)	(37,127)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Intuitive Surgical, Inc.*	(51)	$(47,704)
Stryker Corp.	(220)	(30,532)
Universal Health Services, Inc., Class B	(240)	(29,299)

		(926,761)

Household & Personal Products — (0.8)%
Clorox Co. (The)	(301)	(40,105)
Colgate-Palmolive Co.	(391)	(28,985)
Coty, Inc., Class A	(1,911)	(35,850)

		(104,940)

Insurance — (5.0)%
Aflac, Inc.	(939)	(72,942)
American International Group, Inc.	(1,058)	(66,146)
Arthur J Gallagher & Co.	(456)	(26,106)
Assurant, Inc.	(175)	(18,146)
Hartford Financial Services Group, Inc. (The)	(5)	(263)
Lincoln National Corp.	(232)	(15,679)
Marsh & McLennan Cos., Inc.	(1,178)	(91,837)
MetLife, Inc.	(2,652)	(145,701)
Principal Financial Group, Inc.	(679)	(43,504)
Prudential Financial, Inc.	(1,075)	(116,250)
Unum Group	(573)	(26,719)

		(623,293)

Materials — (5.5)%
Avery Dennison Corp.	(226)	(19,972)
Ball Corp.	(12)	(507)
CF Industries Holdings, Inc.	(746)	(20,858)
Eastman Chemical Co.	(366)	(30,740)
Ecolab, Inc.	(858)	(113,901)
FMC Corp.	(334)	(24,399)
International Flavors & Fragrances, Inc.	(186)	(25,110)
International Paper Co.	(1,051)	(59,497)
Martin Marietta Materials, Inc.	(178)	(39,619)
Monsanto Co.	(856)	(101,316)
Mosaic Co. (The)	(988)	(22,556)
Newmont Mining Corp.	(1,278)	(41,394)
Nucor Corp.	(898)	(51,967)
Praxair, Inc.	(536)	(71,047)
Vulcan Materials Co.	(422)	(53,459)

		(676,342)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (0.2)%
DISH Network Corp., Class A*	(486)	$(30,501)

Pharmaceuticals, Biotechnology & Life Sciences — (7.0)%
Agilent Technologies, Inc.	(823)	(48,812)
Alexion Pharmaceuticals, Inc.*	(692)	(84,196)
Allergan PLC (Ireland)	(789)	(191,798)
Eli Lilly & Co.	(7)	(576)
Illumina, Inc.*	(467)	(81,034)
Inc.yte Corp.*	(526)	(66,229)
Johnson & Johnson	(80)	(10,583)
Mallinckrodt PLC (Ireland)*	(267)	(11,964)
Merck & Co., Inc.	(185)	(11,857)
Mettler-Toledo International, Inc.*	(67)	(39,432)
PerkinElmer, Inc.	(15)	(1,022)
Regeneron Pharmaceuticals, Inc.*	(309)	(151,762)
Vertex Pharmaceuticals, Inc.*	(711)	(91,627)
Zoetis, Inc.	(1,203)	(75,041)

		(865,933)

Real Estate — (5.9)%

American Tower Corp., REIT	(229)	(30,301)
Apartment Investment & Management Co., Class A, REIT	(358)	(15,383)
Boston Properties, Inc., REIT	(363)	(44,656)
Crown Castle International Corp., REIT	(1,107)	(110,899)
Equinix, Inc., REIT	(229)	(98,278)
Equity Residential, REIT	(837)	(55,100)
GGP, Inc., REIT	(2,084)	(49,099)
HCP, Inc., REIT	(1,106)	(35,348)
Host Hotels & Resorts, Inc., REIT	(1,888)	(34,494)
Kimco Realty Corp., REIT	(1,100)	(20,185)
Macerich Co. (The), REIT	(448)	(26,011)
Prologis, Inc., REIT	(795)	(46,619)
Simon Property Group, Inc., REIT	(375)	(60,660)
SL Green Realty Corp., REIT	(279)	(29,518)
Vornado Realty Trust, REIT	(414)	(38,875)
Welltower, Inc., REIT	(446)	(33,383)

		(728,809)

Retailing — (4.9)%
Advance Auto Parts, Inc.	(189)	(22,036)
Amazon.com, Inc.*	(182)	(176,176)
Expedia, Inc.	(372)	(55,409)
Gap, Inc. (The)	(82)	(1,803)
Genuine Parts Co.	(353)	(32,744)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
L Brands, Inc.	(579)	$(31,202)
Netflix, Inc.*	(1,164)	(173,913)
Priceline Group, Inc. (The)*	(42)	(78,562)
Tractor Supply Co.	(305)	(16,534)
TripAdvisor, Inc.*	(451)	(17,228)
Ulta Beauty, Inc.*	(6)	(1,724)

		(607,331)

Semiconductors & Semiconductor Equipment — (4.0)%
Advanced Micro Devices, Inc.*	(2,330)	(29,078)
Analog Devices, Inc.	(865)	(67,297)
Broadcom Ltd. (Singapore)	(633)	(147,521)
Micron Technology, Inc.*	(3,410)	(101,823)
NVIDIA Corp.	(914)	(132,128)
Qorvo, Inc.*	(309)	(19,566)

		(497,413)

Software & Services — (5.5)%
Adobe Systems, Inc.*	(400)	(56,576)
Akamai Technologies, Inc.*	(409)	(20,372)
Alliance Data Systems Corp.	(163)	(41,840)
Alphabet, Inc., Class A*	(5)	(4,648)
Autodesk, Inc.*	(705)	(71,078)
DXC Technology Co.	(682)	(52,323)
Fiserv, Inc.*	(8)	(979)
Gartner, Inc.*	(200)	(24,702)
Global Payments, Inc.	(2)	(181)
Microsoft Corp.	(1,352)	(93,193)
PayPal Holdings, Inc.*	(564)	(30,270)
Red Hat, Inc.*	(567)	(54,290)
salesforce.com, Inc.*	(1,786)	(154,668)
Symantec Corp.	(1,465)	(41,386)
Synopsys, Inc.*	(85)	(6,199)
Verisign, Inc.*	(122)	(11,341)
Western Union Co. (The)	(1,113)	(21,203)

		(685,249)

Technology Hardware & Equipment — (0.1)%
Xerox Corp.	(584)	(16,778)

Telecommunication Services — (0.7)%
CenturyLink, Inc.	(1,363)	(32,548)
Level 3 Communications, Inc.*	(1,014)	(60,130)

		(92,678)

Transportation — (2.7)%
Alaska Air Group, Inc.	(288)	(25,851)
American Airlines Group, Inc.	(1,298)	(65,315)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)

Transportation — (Continued)
Delta Air Lines, Inc.	(581)	$(31,223)
Kansas City Southern	(340)	(35,581)
Norfolk Southern Corp.	(172)	(20,932)
Southwest Airlines Co.	(1,573)	(97,746)
United Continental Holdings, Inc.*	(753)	(56,663)

		(333,311)

Utilities — (2.9)%
Alliant Energy Corp.	(536)	(21,531)
Ameren Corp.	(303)	(16,565)
American Water Works Co., Inc.	(429)	(33,441)
Consolidated Edison, Inc.	(256)	(20,690)
Duke Energy Corp.	(337)	(28,170)
Edison International	(736)	(57,548)
Entergy Corp.	(232)	(17,811)
Eversource Energy	(525)	(31,873)
NextEra Energy, Inc.	(487)	(68,243)
NRG Energy, Inc.	(746)	(12,846)
Pinnacle West Capital Corp.	(263)	(22,397)
SCANA Corp.	(338)	(22,649)

		(353,764)

TOTAL COMMON STOCK (Proceeds $9,933,166)		(10,173,303)

TOTAL SECURITES SOLD SHORT - (82.2)%		(10,173,303)

(Proceeds $9,933,166)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		4,916,332

NET ASSETS - 100.0%		$12,371,464

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $1,324,873.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$16,578,154

Gross unrealized appreciation	$1,532,985
Gross unrealized depreciation	(482,704)

Net unrealized appreciation	$1,050,281

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 111.6%
COMMON STOCKS — 111.6%
Automobiles & Components — 1.5%
BorgWarner, Inc.†	122	$5,168
Delphi Automotive PLC (Jersey)†	156	13,673
General Motors Co.†	238	8,313
Goodyear Tire & Rubber Co. (The)	150	5,244

		32,398

Capital Goods — 11.1%
3M Co.†	43	8,952
Allegion PLC (Ireland)	43	3,488
AMETEK, Inc.†	126	7,632
Arconic, Inc.†	279	6,319
Boeing Co. (The)†	292	57,743
Caterpillar, Inc.†	188	20,202
Cummins, Inc.†	95	15,411
Emerson Electric Co.†	300	17,886
Fastenal Co.	81	3,526
Fluor Corp.	79	3,617
Honeywell International, Inc.†	252	33,589
Ingersoll-Rand PLC (Ireland)†	148	13,526
Jacobs Engineering Group, Inc.†	61	3,318
Johnson Controls International PLC (Ireland)†	509	22,070
L3 Technologies, Inc.†	44	7,352
Rockwell Collins, Inc.	7	736
Snap-on, Inc.†	33	5,214
TransDigm Group, Inc.(a)	5	1,344
WW Grainger, Inc.†(a)	34	6,138

		238,063

Commercial & Professional Services — 1.2%
Nielsen Holdings PLC (United Kingdom)	3	116
Republic Services, Inc.	102	6,500
Robert Half International, Inc.†	74	3,547
Stericycle, Inc.*	48	3,663
Waste Management, Inc.†	163	11,956

		25,782

Consumer Durables & Apparel — 3.4%
Coach, Inc.†	158	7,480
Garmin Ltd. (Switzerland)	105	5,358
Hanesbrands, Inc.(a)	216	5,003
Hasbro, Inc.†	70	7,806
Mattel, Inc.	192	4,134

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)*	94	$3,408
Newell Brands, Inc.†	268	14,370
PVH Corp.†	43	4,924
Ralph Lauren Corp.	47	3,469
VF Corp.†	233	13,421
Whirlpool Corp.	20	3,832

		73,205

Consumer Services — 2.9%
Hilton Worldwide Holdings, Inc.†	178	11,009
Marriott International, Inc., Class A	59	5,918
McDonald’s Corp.†	163	24,965
Wyndham Worldwide Corp.†	62	6,225
Yum! Brands, Inc.†	192	14,162

		62,279

Diversified Financials — 1.7%
CME Group, Inc.†	142	17,784
Moody’s Corp.†	104	12,655
Nasdaq, Inc.†	93	6,649
S&P Global, Inc.	1	146

		37,234

Energy — 3.0%
Apache Corp.†	212	10,161
ConocoPhillips†	678	29,805
Marathon Oil Corp.	466	5,522
Murphy Oil Corp.	84	2,153
Valero Energy Corp.†	258	17,405

		65,046

Food & Staples Retailing — 7.3%
CVS Health Corp.†	608	48,920
Kroger Co. (The)†	512	11,940
Sysco Corp.†	293	14,747
Walgreens Boots Alliance, Inc.†	365	28,583
Wal-Mart Stores, Inc.†	687	51,992

		156,182

Food, Beverage & Tobacco — 5.4%
Altria Group, Inc.†	286	21,298
Archer-Daniels-Midland Co.†	313	12,952
Campbell Soup Co.†	171	8,918
Conagra Brands, Inc.†	251	8,976
Dr Pepper Snapple Group, Inc.†	100	9,111
General Mills, Inc.†	39	2,161
Hershey Co. (The)†	121	12,992

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.†	83	$2,831
JM Smucker Co. (The)†	64	7,573
McCormick & Co., Inc., non-voting shares†	24	2,340
Philip Morris International, Inc.†	65	7,634
Reynolds American, Inc.†	107	6,959
Tyson Foods, Inc., Class A†	206	12,902

		116,647

Health Care Equipment & Services — 11.2%
Aetna, Inc.†	201	30,518
AmerisourceBergen Corp.†	123	11,627
Anthem, Inc.†	151	28,408
Baxter International, Inc.†	16	969
Centene Corp.†*	98	7,828
Cigna Corp.†	147	24,606
Express Scripts Holding Co.†*	360	22,982
HCA Healthcare, Inc.†*	207	18,050
Humana, Inc.†	86	20,693
Laboratory Corp. of America Holdings†*	61	9,403
McKesson Corp.†	115	18,922
Medtronic PLC (Ireland)	110	9,762
Patterson Cos., Inc.(a)	52	2,441
Quest Diagnostics, Inc.†	43	4,780
UnitedHealth Group, Inc.†	126	23,363
Varian Medical Systems, Inc.*	52	5,366

		239,718

Household & Personal Products — 2.7%
Church & Dwight Co., Inc.†	90	4,669
Estee Lauder Cos., Inc. (The), Class A†	207	19,868
Kimberly-Clark Corp.†	142	18,334
Procter & Gamble Co. (The)	160	13,944

		56,815

Insurance — 1.3%
Allstate Corp. (The)	7	619
Aon PLC (United Kingdom)†	119	15,821
Chubb Ltd. (Switzerland)	14	2,035
Everest Re Group Ltd. (Bermuda)	11	2,801
Progressive Corp. (The)	161	7,098
Willis Towers Watson PLC (Ireland)	1	145
XL Group Ltd. (Bermuda)	2	88

		28,607

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 6.3%
Air Products & Chemicals, Inc.†	123	$17,596
Albemarle Corp.	51	5,383
Dow Chemical Co. (The)†	282	17,786
EI du Pont de Nemours & Co.†	481	38,822
Freeport-McMoRan, Inc.†*	766	9,200
LyondellBasell Industries NV, Class A (Netherlands)†	227	19,157
PPG Industries, Inc.†	7	770
Sealed Air Corp.	108	4,834
Sherwin-Williams Co. (The)†	52	18,250
WestRock Co.†	70	3,966

		135,764

Media — 8.8%
CBS Corp., Class B, non-voting shares†	231	14,733
Comcast Corp., Class A†	625	24,325
Discovery Communications, Inc., Class A†(a)*	339	8,756
Interpublic Group of Cos., Inc. (The)	226	5,560
News Corp., Class A†	332	4,548
Omnicom Group, Inc.†	135	11,192
Scripps Networks Interactive, Inc., Class A†(a)	74	5,055
Time Warner, Inc.†	418	41,971
Twenty-First Century Fox, Inc., Class A†	1,048	29,700
Viacom, Inc., Class B†	220	7,385
Walt Disney Co. (The)†	332	35,275

		188,500

Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
AbbVie, Inc.†	299	21,680
Amgen, Inc.†	136	23,423
Biogen, Inc.†*	120	32,563
Bristol-Myers Squibb Co.	148	8,247
Gilead Sciences, Inc.†	691	48,909
Mylan NV (Netherlands)†*	295	11,452
Perrigo Co. PLC (Ireland)	40	3,021

		149,295

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc., REIT	37	4,457
AvalonBay Communities, Inc., REIT† .	21	4,036
CBRE Group, Inc., Class A, REIT*	184	6,698
Digital Realty Trust, Inc., REIT	27	3,050

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Essex Property Trust, Inc., REIT	31	$7,975
Extra Space Storage, Inc., REIT(a)	40	3,120
Iron Mountain, Inc., REIT	148	5,085
Mid-America Apartment Communities, Inc., REIT	63	6,639
Public Storage, REIT	35	7,299
Realty Inc.ome Corp., REIT†(a)	149	8,222
Regency Centers Corp., REIT	92	5,763
UDR, Inc., REIT	149	5,807
Ventas, Inc., REIT	17	1,181
Weyerhaeuser Co., REIT†	420	14,070

		83,402

Retailing — 6.5%
AutoNation, Inc.(a)*	40	1,686
AutoZone, Inc.†*	16	9,127
Bed Bath & Beyond, Inc.†	87	2,645
Best Buy Co., Inc.†	182	10,434
Dollar Tree, Inc.†*	72	5,034
Foot Locker, Inc.	71	3,499
Home Depot, Inc. (The)†	188	28,839
Kohl’s Corp.†	55	2,127
L Brands, Inc.(a)	8	431
LKQ Corp.*	169	5,569
Lowe’s Cos., Inc.†	463	35,896
Nordstrom, Inc.(a)	27	1,291
O’Reilly Automotive, Inc.†*	49	10,718
Ross Stores, Inc.†	194	11,200
Signet Jewelers Ltd. (Bermuda)(a)	31	1,960
Staples, Inc.	358	3,605
Target Corp.†	66	3,451
Tiffany & Co.(a)	23	2,159

		139,671

Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials, Inc.†	617	25,488
Intel Corp.†	1,182	39,881
KLA-Tencor Corp.†	90	8,236
Lam Research Corp.†	105	14,850
QUALCOMM, Inc.	31	1,712
Skyworks Solutions, Inc.†	103	9,883
Texas Instruments, Inc.†	261	20,079

		120,129

Software & Services — 5.9%
Accenture PLC, Class A (Ireland)†	76	9,400

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Automatic Data Processing, Inc.†	187	$19,160
CA, Inc.†	72	2,482
Citrix Systems, Inc.*	64	5,093
CSRA, Inc.†	92	2,921
eBay, Inc.†*	485	16,936
Fidelity National Information Services, Inc.	8	683
International Business Machines Corp.†	164	25,228
Intuit, Inc.†	139	18,461
Oracle Corp.	209	10,479
Paychex, Inc.†	200	11,388
Total System Services, Inc.	4	233
Visa, Inc., Class A	49	4,595

		127,059

Technology Hardware & Equipment — 8.4%
Apple, Inc.†	364	52,423
Cisco Systems, Inc.†	1,325	41,473
F5 Networks, Inc.†*	37	4,701
FLIR Systems, Inc.†	76	2,634
Harris Corp.	66	7,199
Hewlett Packard Enterprise Co.†	899	14,914
HP, Inc.†	914	15,977
Juniper Networks, Inc.†	218	6,078
Motorola Solutions, Inc.†	93	8,067
NetApp, Inc.	152	6,088
Seagate Technology PLC (Ireland)†	169	6,549
Western Digital Corp.†	160	14,176

		180,279

Telecommunication Services — 1.5%
AT&T, Inc.	13	490
Verizon Communications, Inc.†	695	31,039

		31,529

Transportation — 4.1%
Alaska Air Group, Inc.†	39	3,501
CH Robinson Worldwide, Inc.†	80	5,494
Delta Air Lines, Inc.†	415	22,302
Expeditors International of Washington, Inc.	99	5,592
FedEx Corp.†	106	23,037
Southwest Airlines Co.†	346	21,500
United Continental Holdings, Inc.†*	99	7,450

		88,876

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.9%
FirstEnergy Corp.	53	$1,545
NiSource, Inc.	178	4,514
NRG Energy, Inc.†	181	3,117
PPL Corp.	2	77
WEC Energy Group, Inc.†	172	10,557

		19,810

TOTAL COMMON STOCKS (Cost $2,228,570)		2,396,290

TOTAL LONG POSITIONS—111.6%		2,396,290

(Cost $2,228,570)**
SHORT POSITIONS — (50.6)%
COMMON STOCKS — (50.6)%
Automobiles & Components — (0.4)%
Ford Motor Co.	(512)	(5,729)
Harley-Davidson, Inc.	(45)	(2,431)

		(8,160)

Banks — (2.7)%
Bank of America Corp.	(398)	(9,656)
Citigroup, Inc.	(180)	(12,038)
Comerica, Inc.	(45)	(3,296)
Fifth Third Bancorp	(187)	(4,855)
M&T Bank Corp.	(39)	(6,316)
People’s United Financial, Inc.	(79)	(1,395)
PNC Financial Services Group, Inc. (The)	(7)	(874)
Regions Financial Corp.	(310)	(4,538)
SunTrust Banks, Inc.	(38)	(2,155)
Wells Fargo & Co.	(199)	(11,027)
Zions Bancorporation	(51)	(2,239)

		(58,389)

Capital Goods — (5.0)%
Acuity Brands, Inc.	(12)	(2,439)
Dover Corp.	(39)	(3,129)
Eaton Corp. PLC (Ireland)	(115)	(8,950)
Flowserve Corp.	(34)	(1,579)
Fortive Corp.	(82)	(5,195)
Fortune Brands Home & Security, Inc.	(39)	(2,544)
General Dynamics Corp.	(75)	(14,858)
General Electric Co.	(489)	(13,208)
Lockheed Martin Corp.	(1)	(278)
Masco Corp.	(79)	(3,019)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
PACCAR, Inc.	(90)	$(5,944)
Parker-Hannifin Corp.	(34)	(5,434)
Pentair PLC (Ireland)	(46)	(3,061)
Raytheon Co.	(53)	(8,558)
Rockwell Automation, Inc.	(1)	(162)
Stanley Black & Decker, Inc.	(39)	(5,488)
Textron, Inc.	(68)	(3,203)
United Technologies Corp.	(150)	(18,315)
Xylem, Inc.	(44)	(2,439)

		(107,803)

Commercial & Professional Services — (0.2)%
Verisk Analytics, Inc.*	(43)	(3,628)

Consumer Durables & Apparel — (0.4)%
Leggett & Platt, Inc.	(33)	(1,732)
Mohawk Industries, Inc.*	(19)	(4,592)
NIKE, Inc., Class B	(3)	(177)
Under Armour, Inc., Class C*	(110)	(2,218)

		(8,719)

Consumer Services — (0.8)%
Carnival Corp. (Panama)	(184)	(12,065)
Chipotle Mexican Grill, Inc.*	(7)	(2,913)
Darden Restaurants, Inc.	(15)	(1,357)
Starbucks Corp.	(15)	(875)

		(17,210)

Diversified Financials — (3.1)%
Affiliated Managers Group, Inc.	(15)	(2,488)
American Express Co.	(223)	(18,785)
Ameriprise Financial, Inc.	(40)	(5,092)
Bank of New York Mellon Corp. (The)	(163)	(8,316)
Capital One Financial Corp.	(55)	(4,544)
Discover Financial Services	(36)	(2,239)
Franklin Resources, Inc.	(149)	(6,674)
Intercontinental Exchange, Inc.	(148)	(9,756)
Invesco Ltd. (Bermuda)	(107)	(3,765)
Navient Corp.	(80)	(1,332)
State Street Corp.	(42)	(3,769)
Synchrony Financial	(12)	(358)

		(67,118)

Energy — (3.5)%
Anadarko Petroleum Corp.	(140)	(6,348)
Baker Hughes a GE Co. LLC	(107)	(5,833)
Chesapeake Energy Corp.*	(219)	(1,088)
Cimarex Energy Co.	(24)	(2,256)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.*	(37)	$(4,497)
EOG Resources, Inc.	(110)	(9,957)
EQT Corp.	(44)	(2,578)
Helmerich & Payne, Inc.	(29)	(1,576)
Hess Corp.	(82)	(3,597)
Kinder Morgan, Inc.	(61)	(1,169)
National Oilwell Varco, Inc.	(97)	(3,195)
Newfield Exploration Co.*	(50)	(1,423)
Noble Energy, Inc.	(110)	(3,113)
Occidental Petroleum Corp.	(108)	(6,466)
Phillips 66	(100)	(8,269)
Pioneer Natural Resources Co.	(41)	(6,543)
Range Resources Corp.	(61)	(1,413)
TechnipFMC PLC (United Kingdom)*	(115)	(3,128)
Tesoro Corp.	(30)	(2,808)

		(75,257)

Food & Staples Retailing — (0.2)%
Whole Foods Market, Inc.	(78)	(3,285)

Food, Beverage & Tobacco — (3.7)%
Brown-Forman Corp., Class B	(103)	(5,006)
Coca-Cola Co. (The)	(398)	(17,850)
Constellation Brands, Inc., Class A	(47)	(9,105)
Kellogg Co.	(52)	(3,612)
Kraft Heinz Co. (The)	(178)	(15,244)
Molson Coors Brewing Co., Class B	(54)	(4,662)
Mondelez International, Inc., Class A	(384)	(16,585)
Monster Beverage Corp.*	(54)	(2,683)
PepsiCo, Inc.	(38)	(4,389)

		(79,136)

Health Care Equipment & Services — (4.1)%
Abbott Laboratories	(326)	(15,847)
Align Technology, Inc.*	(19)	(2,852)
Becton Dickinson and Co.	(54)	(10,536)
Boston Scientific Corp.*	(245)	(6,791)
Cardinal Health, Inc.	(78)	(6,078)
Cerner Corp.*	(88)	(5,849)
Cooper Cos., Inc. (The)	(13)	(3,112)
CR Bard, Inc.	(18)	(5,690)
Danaher Corp.	(105)	(8,861)
DaVita, Inc.*	(49)	(3,173)
Edwards Lifesciences Corp.*	(4)	(473)
Envision Healthcare Corp.*	(29)	(1,817)
Henry Schein, Inc.*	(20)	(3,660)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.*	(70)	$(3,177)
IDEXX Laboratories, Inc.*	(22)	(3,551)
Intuitive Surgical, Inc.*	(3)	(2,806)
Stryker Corp.	(3)	(416)
Universal Health Services, Inc., Class B	(25)	(3,052)
Zimmer Biomet Holdings, Inc.	(1)	(128)

		(87,869)

Household & Personal Products — (0.4)%
Clorox Co. (The)	(17)	(2,265)
Colgate-Palmolive Co.	(30)	(2,224)
Coty, Inc., Class A	(190)	(3,564)

		(8,053)

Insurance — (3.4)%
Aflac, Inc.	(100)	(7,768)
American International Group, Inc.	(181)	(11,316)
Arthur J Gallagher & Co.	(45)	(2,576)
Assurant, Inc.	(16)	(1,659)
Hartford Financial Services Group, Inc. (The)	(18)	(946)
Lincoln National Corp.	(60)	(4,055)
Loews Corp.	(2)	(94)
Marsh & McLennan Cos., Inc.	(128)	(9,979)
MetLife, Inc.	(280)	(15,383)
Principal Financial Group, Inc.	(72)	(4,613)
Prudential Financial, Inc.	(110)	(11,895)
Torchmark Corp.	(12)	(918)
Unum Group	(59)	(2,751)

		(73,953)

Materials — (3.0)%
Avery Dennison Corp.	(23)	(2,033)
CF Industries Holdings, Inc.	(60)	(1,678)
Eastman Chemical Co.	(38)	(3,192)
Ecolab, Inc.	(77)	(10,222)
FMC Corp.	(35)	(2,557)
International Flavors & Fragrances, Inc.	(20)	(2,700)
International Paper Co.	(104)	(5,887)
Martin Marietta Materials, Inc.	(17)	(3,784)
Monsanto Co.	(107)	(12,665)
Mosaic Co. (The)	(91)	(2,078)
Newmont Mining Corp.	(134)	(4,340)
Nucor Corp.	(84)	(4,861)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Praxair, Inc.	(33)	$(4,374)
Vulcan Materials Co.	(35)	(4,434)

		(64,805)

Media — (0.3)%
DISH Network Corp., Class A*	(116)	(7,280)

Pharmaceuticals, Biotechnology & Life Sciences — (4.1)%
Agilent Technologies, Inc.	(82)	(4,863)
Alexion Pharmaceuticals, Inc.*	(46)	(5,597)
Allergan PLC (Ireland)	(83)	(20,177)
Illumina, Inc.*	(38)	(6,594)
Inc.yte Corp.*	(53)	(6,673)
Mallinckrodt PLC (Ireland)*	(27)	(1,210)
Merck & Co., Inc.	(70)	(4,486)
Mettler-Toledo International, Inc.*	(7)	(4,120)
PerkinElmer, Inc.	(27)	(1,840)
Pfizer, Inc.	(10)	(336)
Regeneron Pharmaceuticals, Inc.*	(31)	(15,225)
Vertex Pharmaceuticals, Inc.*	(66)	(8,505)
Waters Corp.*	(1)	(184)
Zoetis, Inc.	(123)	(7,673)

		(87,483)

Real Estate — (3.3)%
Apartment Investment & Management Co., Class A, REIT	(37)	(1,590)
Boston Properties, Inc., REIT	(39)	(4,798)
Crown Castle International Corp., REIT	(91)	(9,116)
Equinix, Inc., REIT	(19)	(8,154)
Equity Residential, REIT	(84)	(5,530)
GGP, Inc., REIT	(220)	(5,183)
HCP, Inc., REIT	(117)	(3,739)
Host Hotels & Resorts, Inc., REIT	(192)	(3,508)
Kimco Realty Corp., REIT	(111)	(2,037)
Macerich Co. (The), REIT	(38)	(2,206)
Prologis, Inc., REIT	(127)	(7,447)
Simon Property Group, Inc., REIT	(47)	(7,603)
SL Green Realty Corp., REIT	(27)	(2,857)
Vornado Realty Trust, REIT	(48)	(4,507)
Welltower, Inc., REIT	(39)	(2,919)

		(71,194)

Retailing — (2.9)%
Advance Auto Parts, Inc.	(19)	(2,215)
Amazon.com, Inc.*	(18)	(17,424)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
CarMax, Inc.*	(1)	$(63)
Dollar General Corp.	(4)	(288)
Expedia, Inc.	(38)	(5,660)
Gap, Inc. (The)	(98)	(2,155)
Genuine Parts Co.	(37)	(3,432)
Macy’s, Inc.	(25)	(581)
Netflix, Inc.*	(111)	(16,585)
Priceline Group, Inc. (The)*	(5)	(9,353)
TJX Cos., Inc. (The)	(6)	(433)
Tractor Supply Co.	(33)	(1,789)
TripAdvisor, Inc.*	(38)	(1,452)

		(61,430)

Semiconductors & Semiconductor Equipment — (2.9)%
Advanced Micro Devices, Inc.*	(238)	(2,970)
Analog Devices, Inc.	(92)	(7,158)
Broadcom Ltd. (Singapore)	(79)	(18,411)
Micron Technology, Inc.*	(307)	(9,167)
NVIDIA Corp.	(120)	(17,347)
Qorvo, Inc.*	(33)	(2,090)
Xilinx, Inc.	(68)	(4,374)

		(61,517)

Software & Services — (3.3)%
Adobe Systems, Inc.*	(37)	(5,233)
Akamai Technologies, Inc.*	(44)	(2,192)
Alliance Data Systems Corp.	(15)	(3,850)
Autodesk, Inc.*	(57)	(5,747)
DXC Technology Co.	(71)	(5,447)
Gartner, Inc.*	(21)	(2,594)
Global Payments, Inc.	(37)	(3,342)
Microsoft Corp.	(161)	(11,098)
PayPal Holdings, Inc.*	(31)	(1,664)
Red Hat, Inc.*	(47)	(4,500)
salesforce.com, Inc.*	(175)	(15,155)
Symantec Corp.	(162)	(4,575)
Verisign, Inc.*	(35)	(3,254)
Western Union Co. (The)	(118)	(2,248)

		(70,899)

Technology Hardware & Equipment — (0.1)%
Xerox Corp.	(63)	(1,810)

Telecommuni Services — (0.4)%
CenturyLink, Inc.	(140)	(3,343)
Level 3 Communications, Inc.*	(94)	(5,574)

		(8,917)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (0.8)%
American Airlines Group, Inc.	(130)	$(6,542)
CSX Corp.	(17)	(928)
Kansas City Southern	(28)	(2,930)
Norfolk Southern Corp.	(63)	(7,667)

		(18,067)

Utilities — (1.6)%
Alliant Energy Corp.	(56)	(2,250)
Ameren Corp.	(26)	(1,421)
American Water Works Co., Inc.	(45)	(3,508)
Consolidated Edison, Inc.	(18)	(1,455)
Duke Energy Corp.	(15)	(1,254)
Edison International	(81)	(6,333)
Entergy Corp.	(45)	(3,455)
Eversource Energy	(58)	(3,521)
NextEra Energy, Inc.	(44)	(6,166)
Pinnacle West Capital Corp.	(27)	(2,299)
SCANA Corp.	(35)	(2,345)

		(34,007)

TOTAL COMMON STOCK (Proceeds $1,042,520)		(1,085,989)

TOTAL SECURITES SOLD SHORT - (50.6)%		(1,085,989)

(Proceeds $1,042,520)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.0%		836,274

NET ASSETS - 100.0%		$2,146,575

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $20,405.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$2,228,570

Gross unrealized appreciation	$214,432
Gross unrealized depreciation	(46,712)

Net unrealized appreciation	$167,720

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC  Public Limited Company

REIT Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 172.8%
COMMON STOCKS — 172.8%
Automobiles & Components — 4.5%
American Axle & Manufacturing
Holdings, Inc.*	3,900	$60,840
BorgWarner, Inc.(a)	106,197	4,498,505
Cooper Tire & Rubber Co.(a)	77	2,780
Cooper-Standard Holdings, Inc.†(a)*	14,015	1,413,693
Delphi Automotive PLC (Jersey)†	119,825	10,502,661
Dorman Products, Inc.(a)*	13,763	1,139,164
Ford Motor Co.(a)	242,801	2,716,943
General Motors Co.†	171,017	5,973,624
Goodyear Tire & Rubber Co. (The)(b)	137,701	4,814,027
Harley-Davidson, Inc.(a)	62,483	3,375,332
Lear Corp.†	5,420	770,074
Magna International, Inc. (Canada)†	77,645	3,597,293
Motorcar Parts of America, Inc.(a)*	2,022	57,101
Standard Motor Products, Inc.(a)	4,678	244,285
Thor Industries, Inc.(a)	11,855	1,239,085
Winnebago Industries, Inc.†(a)	28,519	998,165

		41,403,572

Capital Goods — 22.8%
3M Co.†	3,749	780,504
AGCO Corp.(a)	10,650	717,704
Alamo Group, Inc.(a)	2,068	187,795
Allegion PLC (Ireland)†(a)	22,726	1,843,533
American Woodmark Corp.†(a)*	5,565	531,736
AMETEK, Inc.†(a)	136,578	8,272,529
AO Smith Corp.	139	7,830
Applied Industrial Technologies, Inc.(a)	3,015	178,036
Arconic, Inc.(a)(b)	230,221	5,214,506
Argan, Inc.†	47,057	2,823,420
AZZ, Inc.(a)	3,661	204,284
Barnes Group, Inc.†(a)	3,380	197,831
Boeing Co. (The)(a)(b)	56,246	11,122,647
Builders FirstSource, Inc.*	20,256	310,322
CAE, Inc. (Canada)	1,759	30,325
Caterpillar, Inc.(a)(b)	121,153	13,019,101
Chart Industries, Inc.†*	42,714	1,483,457
Colfax Corp.*	12,664	498,582
Continental Building Products, Inc.†*	48,723	1,135,246
Crane Co.(b)	44,388	3,523,519
Cummins, Inc.(b)	33,716	5,469,410
Curtiss-Wright Corp.†	6,449	591,889
Deere & Co.	22,731	2,809,324

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
DigitalGlobe, Inc.(a)*	26,367	$878,021
Donaldson Co., Inc.(a)	3,173	144,498
EMCOR Group, Inc.†	50,151	3,278,872
Emerson Electric Co.†(a)	252,021	15,025,492
EnerSys†	28,889	2,093,008
Fastenal Co.(a)(b)	135,834	5,912,854
Flowserve Corp.(a)	43,421	2,016,037
Fluor Corp.†(a)	96,797	4,431,367
Fortive Corp.	37,420	2,370,557
GATX Corp.(a)	2,795	179,635
Generac Holdings, Inc.(a)*	6,568	237,302
General Cable Corp.(a)	8,854	144,763
General Electric Co.†	97,474	2,632,773
Gibraltar Industries, Inc.†(a)*	52,584	1,874,620
GMS, Inc.(a)*	2,184	61,370
Gorman-Rupp Co. (The)(a)	4,663	118,767
Harsco Corp.*	47,132	758,825
HD Supply Holdings, Inc.(b)*	58,567	1,793,907
Hillenbrand, Inc.†	31,743	1,145,922
Honeywell International, Inc.†	76,755	10,230,674
Hubbell, Inc.†	21,084	2,386,076
Huntington Ingalls Industries, Inc.†(a)	2	372
IDEX Corp.	11,406	1,288,992
Illinois Tool Works, Inc.†	11,564	1,656,543
Ingersoll-Rand PLC (Ireland)†	61,603	5,629,898
Jacobs Engineering Group, Inc.†	60,719	3,302,506
Johnson Controls International PLC (Ireland)(a)(b)	171,475	7,435,156
L3 Technologies, Inc.†	28,473	4,757,269
Lincoln Electric Holdings, Inc.(a)	14,776	1,360,722
Lydall, Inc.*	93	4,808
Masco Corp.†	41,886	1,600,464
MasTec, Inc.*	75,559	3,411,489
Meritor, Inc.(a)*	46,353	769,923
Moog, Inc., Class A†*	5,577	399,982
Mueller Water Products, Inc., Class A†	67,139	784,184
National Presto Industries, Inc.†	1,306	144,313
Northrop Grumman Corp.†	7,667	1,968,196
Oshkosh Corp.†	20,045	1,380,700
PACCAR, Inc.(a)(b)	47,019	3,105,135
Primoris Services Corp.(a)	8,156	203,411
Quanta Services, Inc.(a)*	47,534	1,564,819
Regal Beloit Corp.†	25,436	2,074,306

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rexnord Corp.†(a)*	63,092	$1,466,889
Rockwell Automation, Inc.(b)	19,922	3,226,567
Snap-on, Inc.(a)	31,391	4,959,778
Spirit AeroSystems Holdings, Inc., Class A†.	68,577	3,973,351
SPX Corp.†*	64,456	1,621,713
SPX FLOW, Inc.(a)*	13,834	510,198
Stanley Black & Decker, Inc.†	1,352	190,267
Terex Corp.(a)	77,316	2,899,350
Textron, Inc.†	77,121	3,632,399
TransDigm Group, Inc.(a)	12,367	3,325,115
TriMas Corp.*	14,986	312,458
Triumph Group, Inc.(a)	14,449	456,588
Tutor Perini Corp.(a)*	2,039	58,621
United Rentals, Inc.†(a)*	74,499	8,396,782
Univar, Inc.†*	31,082	907,594
USG Corp.(a)*	20,832	604,545
Veritiv Corp.(a)*	75	3,375
Wabash National Corp.(a)	144,646	3,179,319
Watts Water Technologies, Inc., Class A(a)	12,114	765,605
WESCO International, Inc.†(a)*	24,256	1,389,869
WW Grainger, Inc.(a)	39,539	7,137,976

		210,530,417

Commercial & Professional Services — 4.1%
Cintas Corp.(a)	18,485	2,329,849
Copart, Inc.(a)*	72,213	2,295,651
Dun & Bradstreet Corp. (The)†(a)	6,041	653,334
Equifax, Inc.	11,238	1,544,326
Essendant, Inc.†(a)	25,294	375,110
ICF International, Inc.†(a)*	7,991	376,376
IHS Markit Ltd. (Bermuda)*	13,225	582,429
Kelly Services, Inc., Class A†(a)	10,494	235,590
Kimball International, Inc., Class B(a) .	635	10,598
Korn/Ferry International†	19,843	685,179
LSC Communications, Inc.(a)	19,821	424,169
ManpowerGroup, Inc.†	11,440	1,277,276
Matthews International Corp., Class A†	6,396	391,755
Nielsen Holdings PLC (United Kingdom)†(a)	117,065	4,525,733
Quad/Graphics, Inc.†	40,148	920,192
Republic Services, Inc.†	84,335	5,374,670

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Ritchie Bros Auctioneers, Inc.
(Canada)†	21,361	$613,915
Robert Half International, Inc.†	77,747	3,726,414
RPX Corp.*	12,578	175,463
RR Donnelley & Sons Co.†(a)	42,779	536,449
SP Plus Corp.*	4,320	131,976
Steelcase, Inc., Class A(a)	73,787	1,033,018
Stericycle, Inc.(a)(b)*	53,506	4,083,578
Tetra Tech, Inc.(a)	15,650	715,988
TransUnion(a)*	4,510	195,328
TrueBlue, Inc.†*	33,919	898,854
Waste Management, Inc.†(a)	54,137	3,970,949

		38,084,169

Consumer Durables & Apparel — 6.8%
Cavco Industries, Inc.†*	10,071	1,305,705
Coach, Inc.	110,863	5,248,254
Deckers Outdoor Corp.(a)*	17,412	1,188,543
DR Horton, Inc.†(a)	98,397	3,401,584
Fossil Group, Inc.†(a)*	106,003	1,097,131
Garmin Ltd. (Switzerland)†(a)	113,194	5,776,290
Hanesbrands, Inc.(a)	138,357	3,204,348
Hasbro, Inc.(a)(b)	57,760	6,440,818
La-Z-Boy, Inc.(a)	54,183	1,760,948
Mattel, Inc.(a)	143,965	3,099,566
Michael Kors Holdings Ltd. (British Virgin Islands)†*	75,922	2,752,172
Nautilus, Inc.(a)*	11,668	223,442
Newell Brands, Inc.†(a)(b)	84,432	4,527,244
NIKE, Inc., Class B(a)	14,464	853,376
PulteGroup, Inc.(a)	130,002	3,188,949
Ralph Lauren Corp.†(a)	37,553	2,771,411
TopBuild Corp.(a)(b)*	47,766	2,534,942
VF Corp.(a)	141,633	8,158,061
Whirlpool Corp.†(a)	25,184	4,825,758
Wolverine World Wide, Inc.(a)	31,082	870,607

		63,229,149

Consumer Services — 8.0%
Adtalem Global Education, Inc.†(a)	33,329	1,264,836
Amaya, Inc. (Canada)*	560	10,024
Aramark(a)	15,652	641,419
Bloomin’ Brands, Inc.(a)	82,934	1,760,689
Bob Evans Farms, Inc.(a)	9,861	708,316
Bojangles’, Inc.(a)*	21,947	356,639
Brinker International, Inc.(a)	62,438	2,378,888

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Buffalo Wild Wings, Inc.(a)*	4,938	$625,645
Capella Education Co.†	6,669	570,866
Cheesecake Factory, Inc. (The)(a)	9,181	461,804
Choice Hotels International, Inc.	156	10,023
Cracker Barrel Old Country Store, Inc.(a)	10,167	1,700,431
Darden Restaurants, Inc.†	14,291	1,292,478
Dave & Buster’s Entertainment, Inc.*	1,500	99,765
DineEquity, Inc.(a)	54,563	2,403,500
Eldorado Resorts, Inc.(a)*	50,843	1,016,860
Graham Holdings Co., Class B†	1,508	904,272
Grand Canyon Education, Inc.(a)*	3,054	239,464
Hilton Worldwide Holdings, Inc.†(a)	131,107	8,108,968
International Game Technology PLC (United Kingdom)	13,442	245,989
International Speedway Corp., Class A	6,705	251,773
Intrawest Resorts Holdings, Inc.*	15,435	366,427
Jack in the Box, Inc.†	31,803	3,132,596
K12, Inc.(a)*	3,326	59,602
La Quinta Holdings, Inc.†*	15,229	224,932
Las Vegas Sands Corp.(a)	16,243	1,037,765
Marriott International, Inc., Class A(a)	78,057	7,829,898
McDonald’s Corp.†	43,642	6,684,209
Royal Caribbean Cruises Ltd. (Liberia)†	52,383	5,721,795
Service Corp. International(a)(b)	80,721	2,700,117
Sonic Corp.†(a)	90,719	2,403,146
Vail Resorts, Inc.(a)	14,962	3,034,742
Weight Watchers International, Inc.(a)*	78,025	2,607,596
Wyndham Worldwide Corp.(a)(b)	42,697	4,287,206
Yum! Brands, Inc.†(b)	123,031	9,074,767

		74,217,447

Energy — 4.7%
Alon USA Energy, Inc.(a)	27,999	372,947
Archrock, Inc.†	178,729	2,037,511
Baker Hughes a GE Co. LLC	79	4,306
Cenovus Energy, Inc. (Canada)	326,537	2,406,578
CONSOL Energy, Inc.†(a)*	54,097	808,209
CVR Energy, Inc.(a)	85,440	1,859,174
Delek US Energy, Inc.†(a)	154,109	4,074,642
Diamond Offshore Drilling, Inc.(a)*	61,502	666,067
Exterran Corp.†*	40,173	1,072,619

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Fairmount Santrol Holdings, Inc.(a)*	463,224	$1,806,574
Halliburton Co.†	83,452	3,564,235
Imperial Oil Ltd. (Canada)(a)	34,052	993,637
Kinder Morgan, Inc.†	71,914	1,377,872
Marathon Petroleum Corp.	6,653	348,151
McDermott International, Inc. (Panama)†*	124,020	889,223
Noble Corp. PLC (United Kingdom)(a)	331,841	1,201,264
Oceaneering International, Inc.(a)	64,718	1,478,159
Oil States International, Inc.(a)*	27,664	751,078
ONEOK, Inc.†(a)	61,898	3,228,600
REX American Resources Corp.†(a)*	11,129	1,074,616
Rowan Cos. PLC, Class A (United Kingdom)†*	155,627	1,593,620
Schlumberger Ltd. (Curacao)†	45,290	2,981,894
Ship Finance International Ltd. (Bermuda)(a)	144,239	1,961,650
Transocean Ltd. (Switzerland)(a)*	141,933	1,168,109
Unit Corp.(a)*	33,633	629,946
Valero Energy Corp.†	15,071	1,016,690
Williams Cos., Inc. (The)(b)	138,835	4,203,924
World Fuel Services Corp.(a)	3,140	120,733

		43,692,028

Food & Staples Retailing — 5.9%
CVS Health Corp.†	173,794	13,983,465
Ingles Markets, Inc., Class A†(a)	11,402	379,687
Kroger Co. (The)†(b)	395,339	9,219,305
SpartanNash Co.†	20,505	532,310
SUPERVALU, Inc.*	258,556	850,649
Sysco Corp.†(a)(b)	150,877	7,593,639
United Natural Foods, Inc.(a)*	29,946	1,099,018
Walgreens Boots Alliance, Inc.†(a)	125,526	9,829,941
Wal-Mart Stores, Inc.†	138,816	10,505,595

		53,993,609

Food, Beverage & Tobacco — 9.4%
Altria Group, Inc.†	56,837	4,232,651
Archer-Daniels-Midland Co.†(a)	208,984	8,647,758
Brown-Forman Corp., Class B†	35,024	1,702,166
Campbell Soup Co.(a)(b)	175,470	9,150,761
Conagra Brands, Inc.†(a)(b)	151,395	5,413,885
Dean Foods Co.(a)	25,298	430,066
Dr Pepper Snapple Group, Inc.†	47,957	4,369,362
Flowers Foods, Inc.(a)	47,473	821,758
General Mills, Inc.†(a)	95,058	5,266,213

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)(b)	76,499	$8,213,698
Hormel Foods Corp.(a)	139,099	4,744,667
Ingredion, Inc.†(a)	21,352	2,545,372
JM Smucker Co. (The)(b)	41,934	4,962,050
Kellogg Co.†(a)	55,610	3,862,671
McCormick & Co., Inc., non-voting shares†	42,026	4,097,955
Mondelez International, Inc., Class A	28,508	1,231,261
PepsiCo, Inc.†	21,943	2,534,197
Pinnacle Foods, Inc.	34,443	2,045,914
Reynolds American, Inc.†	14,973	973,844
Snyder’s-Lance, Inc.(a)	18,300	633,546
SunOpta, Inc. (Canada)*	18,518	188,884
TreeHouse Foods, Inc.(a)*	21,246	1,735,586
Tyson Foods, Inc., Class A†(a)(b)	128,467	8,045,888
Universal Corp.†(a)	13,240	856,628

		86,706,781

Health Care Equipment & Services — 11.4%
Acadia Healthcare Co., Inc.(a)*	46,856	2,313,749
AmerisourceBergen Corp.(a)	79,600	7,524,588
AMN Healthcare Services, Inc.(a)*	70,132	2,738,655
Analogic Corp.†(a)	9,123	662,786
AngioDynamics, Inc.*	17,730	287,403
Anika Therapeutics, Inc.†(a)*	8,559	422,301
Baxter International, Inc.(b)	68,267	4,132,884
Becton Dickinson and Co.(a)	4,387	855,948
Boston Scientific Corp.†*	11,111	307,997
Brookdale Senior Living, Inc.(a)*	48,912	719,496
Cerner Corp.†(a)*	16,133	1,072,361
Chemed Corp.†(a)	6,373	1,303,470
Community Health Systems, Inc.†*	174,853	1,741,536
CONMED Corp.(a)	18,012	917,531
Cooper Cos., Inc. (The)†	1,073	256,898
Cotiviti Holdings, Inc.(a)(b)*	70,484	2,617,776
CR Bard, Inc.†	2,445	772,889
DaVita, Inc.†*	14,603	945,690
DENTSPLY SIRONA, Inc.†	17,982	1,165,953
Express Scripts Holding Co.†*	182,342	11,640,713
Globus Medical, Inc., Class A(a)*	23,287	771,964
Haemonetics Corp.(a)*	4,701	185,642
Halyard Health, Inc.†(a)*	72,205	2,836,212
HCA Healthcare, Inc.†(a)*	97,516	8,503,395
Hologic, Inc.(a)*	14,952	678,522
ICU Medical, Inc.†*	2,740	472,650

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Integer Holdings Corp.†(a)*	42,168	$1,823,766
Kindred Healthcare, Inc.†	39,804	463,717
Laboratory Corp. of America Holdings†*	38,986	6,009,302
LHC Group, Inc.(a)*	3,578	242,910
Masimo Corp.†*	3,781	344,752
McKesson Corp.†	62,090	10,216,289
Medtronic PLC (Ireland)†	90,092	7,995,665
Meridian Bioscience, Inc.†(a)	53,806	847,444
National HealthCare Corp.(a)	104	7,295
Omnicell, Inc.(a)*	4,931	212,526
Patterson Cos., Inc.(a)	20,279	952,099
Quality Systems, Inc.(a)*	26,661	458,836
Quest Diagnostics, Inc.†(a)	29,683	3,299,562
Quidel Corp.(a)*	1,122	30,451
Select Medical Holdings Corp.†*	32,312	495,989
STERIS PLC (United Kingdom)†(a)	29,251	2,383,956
Tivity Health, Inc.(a)*	26,475	1,055,029
US Physical Therapy, Inc.	43	2,597
Varex Imaging Corp.(a)*	27,009	912,904
Varian Medical Systems, Inc.†(a)(b)*	77,249	7,971,324
Veeva Systems, Inc., Class A(a)*	9,494	582,077
Zimmer Biomet Holdings, Inc.†	27,194	3,491,710

		105,649,209

Household & Personal Products — 3.1%
Avon Products, Inc.*	188,099	714,776
Central Garden & Pet Co., Class A†*	20,700	621,414
Church & Dwight Co., Inc.†	34,504	1,790,068
Clorox Co. (The)(a)	782	104,194
Colgate-Palmolive Co.†	13,510	1,001,496
Energizer Holdings, Inc.(a)	32,804	1,575,248
Estee Lauder Cos., Inc. (The), Class A(b)	89,569	8,596,833
Kimberly-Clark Corp.†	57,557	7,431,184
Procter & Gamble Co. (The)†(b)	77,506	6,754,648
Revlon, Inc., Class A(a)*	1,788	42,376

		28,632,237

Materials — 4.2%
Agrium, Inc. (Canada)†	5,376	486,474
Albemarle Corp.†(a)	14,155	1,493,919
AptarGroup, Inc.(a)	6,385	554,601
Cabot Corp.†	1,082	57,811
Chase Corp.(a)	37	3,948
Chemours Co. (The)†	8,552	324,292

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Domtar Corp.†(a)	60,317	$2,317,379
Dow Chemical Co. (The)†(a)(b)	70,309	4,434,389
Eagle Materials, Inc.(a)	15,239	1,408,388
FMC Corp.	1,424	104,023
FutureFuel Corp.	10,591	159,818
Greif, Inc., Class A(a)	19,375	1,080,738
Huntsman Corp.†(a)(b)	33,619	868,715
Innophos Holdings, Inc.†	15,777	691,664
KapStone Paper and Packaging Corp.	129	2,661
Koppers Holdings, Inc.†*	10,615	383,732
Kronos Worldwide, Inc.(a)	54,284	989,054
Louisiana-Pacific Corp.†(a)*	173,009	4,171,247
Martin Marietta Materials, Inc.(a)	5,659	1,259,580
Methanex Corp. (Canada)(a)	102,790	4,527,900
Minerals Technologies, Inc.†	15,423	1,128,964
Myers Industries, Inc.	1,719	30,856
Neenah Paper, Inc.(a)	3,048	244,602
Olin Corp.(a)	6,847	207,327
Packaging Corp. of America(a)	2,504	278,921
Platform Specialty Products Corp.*	51,120	648,202
Quaker Chemical Corp.(a)	3,215	466,914
Schweitzer-Mauduit International, Inc.†	13,381	498,175
Sensient Technologies Corp.(a)	8,954	721,066
Silgan Holdings, Inc.†	48,314	1,535,419
Trinseo SA (Luxembourg)†	20,681	1,420,785
Tronox Ltd., Class A (Australia)	82,337	1,244,935
US Concrete, Inc.(a)*	4,513	354,496
Westlake Chemical Corp.(b)	62,526	4,139,846
WR Grace & Co.	2,165	155,902

		38,396,743

Media — 9.9%
AMC Networks, Inc., Class A†(a)*	22,197	1,185,542
CBS Corp., Class B, non-voting shares†(a)	160,507	10,237,136
Comcast Corp., Class A†	197,277	7,678,021
Discovery Communications, Inc., Class A(a)*	217,064	5,606,763
DISH Network Corp., Class A†*	78,823	4,946,931
Gannett Co., Inc.(a)	15,784	137,636
Gray Television, Inc.†*	25,415	348,186
Interpublic Group of Cos., Inc. (The)† .	160,465	3,947,439
MSG Networks, Inc., Class A†(a)*	109,623	2,461,036

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
News Corp., Class A(b)	254,421	$3,485,568
Omnicom Group, Inc.(a)	85,360	7,076,344
Scholastic Corp.(a)	13,263	578,134
Scripps Networks Interactive, Inc., Class A(a)	50,895	3,476,637
TEGNA, Inc.†(a)	163,872	2,361,396
Time Warner, Inc.†	93,600	9,398,376
Twenty-First Century Fox, Inc., Class A†(b)	513,924	14,564,606
Viacom, Inc., Class B†(a)(b)	186,801	6,270,910
Walt Disney Co. (The)(b)	68,713	7,300,756

		91,061,417

Pharmaceuticals, Biotechnology & Life Sciences — 14.4%
AbbVie, Inc.†	69,401	5,032,267
Acorda Therapeutics, Inc.(a)*	37,938	747,379
Agilent Technologies, Inc.†	8,409	498,738
Akorn, Inc.(a)*	26,857	900,784
Alexion Pharmaceuticals, Inc.*	6,506	791,585
AMAG Pharmaceuticals, Inc.†(a)*	165,811	3,050,922
Amgen, Inc.†	64,639	11,132,775
Biogen, Inc.†*	44,481	12,070,364
Bioverativ, Inc.†(a)*	45,857	2,759,216
Bluebird Bio, Inc.(a)*	5,276	554,244
Bristol-Myers Squibb Co.†	4,945	275,535
Bruker Corp.(a)	14,548	419,564
Celgene Corp.†(a)*	33,763	4,384,801
Eagle Pharmaceuticals, Inc.(a)*	34,785	2,744,189
Emergent BioSolutions, Inc.†(a)*	15,593	528,759
Enanta Pharmaceuticals, Inc.†*	4,590	165,148
Endo International PLC (Ireland)†*	179,687	2,007,104
Exact Sciences Corp.(a)*	41,868	1,480,871
Exelixis, Inc.(a)(b)*	206,849	5,094,691
Gilead Sciences, Inc.†	222,834	15,772,191
Immunomedics, Inc.(a)*	85,081	751,265
INC Research Holdings, Inc., Class A†*	3,413	199,660
Inc.yte Corp.†*	19,278	2,427,293
Innoviva, Inc.(a)*	114,253	1,462,438
Insys Therapeutics, Inc.(a)*	20,473	258,983
Ionis Pharmaceuticals, Inc.†(a)*	83,038	4,224,143
Ironwood Pharmaceuticals, Inc.(a)*	63,093	1,191,196
Jazz Pharmaceuticals PLC (Ireland)†*	8,576	1,333,568
Kite Pharma, Inc.*	1,598	165,665

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Ligand Pharmaceuticals, Inc.†(a)*	22,754	$2,762,336
Loxo Oncology, Inc.*	266	21,331
Merck & Co., Inc.†	34,333	2,200,402
MiMedx Group, Inc.(a)*	173,618	2,599,061
Mylan NV (Netherlands)†*	198,294	7,697,773
Myriad Genetics, Inc.(a)*	70,317	1,816,991
PAREXEL International Corp.*	13,618	1,183,540
PerkinElmer, Inc.†	45,058	3,070,252
Perrigo Co. PLC (Ireland)(a)	68,682	5,186,865
Pfizer, Inc.†	134,864	4,530,082
Phibro Animal Health Corp., Class A	6,536	242,159
PRA Health Sciences, Inc.†*	23,744	1,781,037
Prestige Brands Holdings, Inc.†*	11,805	623,422
Progenics Pharmaceuticals, Inc.†*	89,039	604,575
Quintiles IMS Holdings, Inc.†*	639	57,190
Repligen Corp.†(a)*	39,530	1,638,123
Seattle Genetics, Inc.(a)*	10,581	547,461
Supernus Pharmaceuticals, Inc.(a)*	11,613	500,520
United Therapeutics Corp.†(a)(b)*	22,779	2,955,120
Valeant Pharmaceuticals International, Inc. (Canada)(a)*	99,639	1,723,755
Vanda Pharmaceuticals, Inc.†*	50,118	816,923
Vertex Pharmaceuticals, Inc.†*	34,577	4,455,938
Waters Corp.†*	11,731	2,156,627
Xencor, Inc.†*	55,549	1,172,639
Zoetis, Inc.†	1,595	99,498

		132,868,958

Retailing — 11.8%
Aaron’s, Inc.†	65,314	2,540,715
Asbury Automotive Group, Inc.(a)*	18,205	1,029,493
AutoNation, Inc.(a)*	61,685	2,600,640
AutoZone, Inc.†(a)(b)*	14,336	8,178,115
Bed Bath & Beyond, Inc.(a)	143,294	4,356,138
Best Buy Co., Inc.(a)	32,450	1,860,359
Buckle, Inc. (The)(a)	23,072	410,682
CarMax, Inc.*	16,072	1,013,500
Chico’s FAS, Inc.(a)	42,345	398,890
Dollar General Corp.†	38,123	2,748,287
Dollar Tree, Inc.†*	32,297	2,258,206
Express, Inc.*	2,450	16,538
Foot Locker, Inc.†(a)	51,775	2,551,472
Gap, Inc. (The)(a)	103,792	2,282,386
Home Depot, Inc. (The)(b)	57,741	8,857,469

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
HSN, Inc.†	38,067	$1,214,337
L Brands, Inc.	76,480	4,121,507
Liberty Interactive Corp. QVC Group, Class A(a)*	4,479	109,915
Lithia Motors, Inc., Class A(a)	9,908	933,631
LKQ Corp.*	143,043	4,713,267
Lowe’s Cos., Inc.(b)	171,559	13,300,969
Macy’s, Inc.	65,931	1,532,236
Michaels Cos., Inc. (The)†(a)*	37,502	694,537
Nordstrom, Inc.(a)	16,021	766,284
Nutrisystem, Inc.(a)	53,885	2,804,714
Office Depot, Inc.	77,216	435,498
O’Reilly Automotive, Inc.(a)*	29,093	6,363,803
PetMed Express, Inc.(a)	10,944	444,326
Pier 1 Imports, Inc.(a)	75,081	389,670
Pool Corp.†	588	69,131
Priceline Group, Inc. (The)†*	2	3,741
Ross Stores, Inc.†	108,785	6,280,158
Signet Jewelers Ltd. (Bermuda)(a)	18,076	1,143,126
Staples, Inc.†(a)(b)	353,308	3,557,812
Target Corp.†(a)(b)	126,887	6,634,921
Tiffany & Co.(a)	37,839	3,551,947
TJX Cos., Inc. (The)†(a)(b)	125,347	9,046,293

		109,214,713

Semiconductors & Semiconductor Equipment — 9.0%
Advanced Energy Industries, Inc.(a)*	25,313	1,637,498
Amkor Technology, Inc.(a)*	124,043	1,211,900
Applied Materials, Inc.†(b)	338,794	13,995,580
Broadcom Ltd. (Singapore)	3	699
Cabot Microelectronics Corp.(a)	9,766	721,024
Cirrus Logic, Inc.(a)*	55,745	3,496,326
Diodes, Inc.(a)*	19,342	464,788
First Solar, Inc.(a)*	38,500	1,535,380
Intel Corp.†	345,329	11,651,400
KLA-Tencor Corp.(b)	81,657	7,472,432
Lam Research Corp.(a)(b)	61,677	8,722,978
Marvell Technology Group Ltd. (Bermuda)	159,022	2,627,043
Maxim Integrated Products, Inc.†(a)	36,669	1,646,438
MaxLinear, Inc.†*	15,643	436,283
Microchip Technology, Inc.(a)	29,544	2,280,206
MKS Instruments, Inc.†(a)	25,319	1,703,969
Photronics, Inc.†(a)*	46,439	436,527
QUALCOMM, Inc.†(a)	79,010	4,362,932

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Rudolph Technologies, Inc.*	7,617	$174,048
Skyworks Solutions, Inc.(a)(b)	97,847	9,388,420
Teradyne, Inc.†	37,196	1,116,996
Texas Instruments, Inc.†	88,237	6,788,072
Xcerra Corp.*	19,972	195,126
Xilinx, Inc.†	10,017	644,293

		82,710,358

Software & Services — 17.9%
Accenture PLC, Class A (Ireland)†	43,119	5,332,958
ACI Worldwide, Inc.(a)*	18,280	408,924
Adobe Systems, Inc.*	15,927	2,252,715
Alphabet, Inc., Class A†*	4,235	3,937,195
ANSYS, Inc.†*	18,918	2,301,942
Aspen Technology, Inc.†(a)*	46,892	2,591,252
Automatic Data Processing, Inc.(a)(b)	70,446	7,217,897
AVG Technologies NV (Netherlands)*	26,913	666,097
Bankrate, Inc.†*	67,417	866,308
Blucora, Inc.†*	49,700	1,053,640
CA, Inc.†	164,201	5,660,008
CACI International, Inc., Class A†(a)*	13,959	1,745,573
Cadence Design Systems, Inc.†*	13,229	443,039
Cars.com, Inc.†(a)*	83,224	2,216,255
CDK Global, Inc.(a)(b)	32,423	2,012,171
Citrix Systems, Inc.†(a)*	76,234	6,066,702
CommerceHub, Inc., Class A(a)*	165	2,874
Convergys Corp.(a)	17,316	411,774
CSRA, Inc.†	106,832	3,391,916
Descartes Systems Group, Inc. (The) (Canada)*	48	1,169
eBay, Inc.†*	253,186	8,841,255
Electronic Arts, Inc.†(a)*	31,163	3,294,552
Facebook, Inc., Class A†(b)*	21,816	3,293,780
Fair Isaac Corp.	2,763	385,190
Fidelity National Information Services, Inc.†(b)	47,888	4,089,635
Fiserv, Inc.*	130	15,904
Global Payments, Inc.(a)(b)	29,789	2,690,542
Globant SA (Luxembourg)(a)*	2,116	91,919
GTT Communications, Inc.(a)*	3,400	107,610
IAC/InterActiveCorp.†*	8,998	928,954
International Business Machines Corp.†	80,314	12,354,703
Intuit, Inc.(b)	101,781	13,517,535
j2 Global, Inc.(a)	40,048	3,407,684

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
LogMeIn, Inc.(a)	4	$418
Manhattan Associates, Inc.†*	48,676	2,339,369
MAXIMUS, Inc.†	3,605	225,781
Microsoft Corp.†	50,100	3,453,393
MicroStrategy, Inc., Class A†(a)*	7,433	1,424,683
NIC, Inc.†(a)(b)	71,159	1,348,463
Nuance Communications, Inc.†(a)*	56,953	991,552
Open Text Corp. (Canada)†	25,375	800,328
Oracle Corp.†	134,280	6,732,799
Paychex, Inc.(b)	153,491	8,739,778
Progress Software Corp.(b)	54,409	1,680,694
Qualys, Inc.*	8,438	344,270
Science Applications International Corp.†	30,129	2,091,555
SS&C Technologies Holdings, Inc.(b)	53,732	2,063,846
Stamps.com, Inc.(a)*	26,492	4,102,948
Synchronoss Technologies, Inc.(a)*	65,355	1,075,090
Synopsys, Inc.(b)*	47,977	3,498,963
TeleTech Holdings, Inc.(a)	2,676	109,181
TiVo Corp.(a)	45,642	851,223
Total System Services, Inc.(a)	18,641	1,085,838
Trade Desk, Inc. (The), Class A(a)*	59,218	2,967,414
Travelport Worldwide Ltd. (Bermuda)†(a)	86,864	1,195,249
VASCO Data Security International, Inc.*	20,434	293,228
VeriSign, Inc.(a)*	34,146	3,174,212
Visa, Inc., Class A(a)	30,985	2,905,773
VMware, Inc., Class A(a)*	26,023	2,275,191
Web.com Group, Inc.(a)*	36,977	935,518
WebMD Health Corp.†(a)*	71,904	4,217,170
Western Union Co. (The)(a)	172,031	3,277,191

		165,800,790

Technology Hardware & Equipment — 14.7%
Amphenol Corp., Class A(a)	7,774	573,877
Anixter International, Inc.(a)*	12,975	1,014,645
Apple, Inc.†	87,665	12,625,513
Arista Networks, Inc.†(a)*	14,232	2,131,811
Avnet, Inc.(b)	80,864	3,143,992
AVX Corp.(a)	46,682	762,784
Benchmark Electronics, Inc.†(a)*	80,006	2,584,194
Cisco Systems, Inc.†	462,614	14,479,818
CommScope Holding Co., Inc.†*	100,275	3,813,458
Corning, Inc.†	67,322	2,023,026

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
EchoStar Corp., Class A*	12,613	$765,609
F5 Networks, Inc.†*	37,923	4,818,496
FLIR Systems, Inc.	71,430	2,475,764
Harris Corp.(b)	66,380	7,240,730
Hewlett Packard Enterprise Co.†(b)	696,317	11,551,899
HP, Inc.†(a)(b)	628,477	10,985,778
InterDigital, Inc.†	20,698	1,599,955
Itron, Inc.*	10,813	732,581
Jabil, Inc.(a)	11,235	327,950
Juniper Networks, Inc.†	269,839	7,523,111
Mitel Networks Corp. (Canada)*	11,727	86,193
Motorola Solutions, Inc.†(a)	78,703	6,826,698
NCR Corp.†*	27,923	1,140,375
NetApp, Inc.†(a)(b)	174,125	6,973,706
NetScout Systems, Inc.(a)*	30,574	1,051,746
OSI Systems, Inc.(a)*	7,787	585,193
Plantronics, Inc.†(a)	27,872	1,457,984
Plexus Corp.†*	3,103	163,125
Sanmina Corp.†(a)*	32,159	1,225,258
Seagate Technology PLC (Ireland)(a)	138,685	5,374,044
TE Connectivity Ltd. (Switzerland)†	22,463	1,767,389
TTM Technologies, Inc.†*	66,632	1,156,732
Vishay Intertechnology, Inc.(a)	122,046	2,025,964
Western Digital Corp.†(a)	108,957	9,653,590
Xerox Corp.†(a)	110,846	3,184,606
Zebra Technologies Corp., Class A†*	17,122	1,721,103

		135,568,697

Telecommunication Services — 2.8%
AT&T, Inc.†(a)	144,244	5,442,326
Cogent Communications Holdings, Inc.(a)	11,602	465,240
Frontier Communications Corp.(a)	3,865,327	4,483,779
Level 3 Communications, Inc.†*	42,346	2,511,118
Rogers Communications, Inc., Class B(Canada)†	32,609	1,539,471
Sprint Corp.(a)*	107,210	880,194
T-Mobile US, Inc.(a)*	15,362	931,244
Verizon Communications, Inc.†	204,794	9,146,100
Vonage Holdings Corp.†*	101,818	665,890

		26,065,362

Transportation — 7.4%
Alaska Air Group, Inc.(a)	13,141	1,179,536
American Airlines Group, Inc.(a)(b)	7,642	384,545

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Canadian National Railway Co. (Canada)	12,290	$996,105
CH Robinson Worldwide, Inc.†(a)	62,664	4,303,764
Delta Air Lines, Inc.†	172,491	9,269,666
Expeditors International of Washington, Inc.†(a)	86,646	4,893,766
FedEx Corp.(b)	53,366	11,598,033
Forward Air Corp.(a)	14,255	759,506
Hawaiian Holdings, Inc.(a)*	40,794	1,915,278
Heartland Express, Inc.†(a)	72,388	1,507,118
JB Hunt Transport Services, Inc.(a)	14,262	1,303,262
Kirby Corp.(a)*	28,055	1,875,477
Landstar System, Inc.(a)	16,191	1,385,950
Norfolk Southern Corp.†	30,815	3,750,186
Ryder System, Inc.†	24,789	1,784,312
Southwest Airlines Co.†	67,846	4,215,950
Swift Transportation Co.(a)*	28,346	751,169
Union Pacific Corp.†(b)	87,716	9,553,150
United Continental Holdings, Inc.†*	7,185	540,671
United Parcel Service, Inc., Class B†	17,481	1,933,224
XPO Logistics, Inc.†*	74,777	4,832,838

		68,733,506

TOTAL COMMON STOCKS (Cost $1,471,163,304)		1,596,559,162

TOTAL LONG POSITIONS - 172.8%		1,596,559,162

(Cost $1,471,163,304)**

SHORT POSITIONS — (73.5)%
COMMON STOCKS — (73.5)%
Automobiles & Components — (0.7)%
Dana, Inc.	(94,899)	(2,119,095)
Fox Factory Holding Corp.*	(16,564)	(589,678)
Gentherm, Inc.*	(31,550)	(1,224,140)
LCI Industries	(13,513)	(1,383,731)
Modine Manufacturing Co.*	(31,915)	(528,193)
Tenneco, Inc.	(4,612)	(266,712)

		(6,111,549)

Capital Goods — (7.5)%
AAON, Inc.	(14,371)	(529,571)
AAR Corp.	(38,769)	(1,347,610)
Actuant Corp., Class A	(74,237)	(1,826,230)
Advanced Drainage Systems, Inc.	(7,614)	(153,041)
AECOM*	(127,855)	(4,133,552)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Aegion Corp.*	(3,460)	$(75,705)
Aerovironment, Inc.*	(39,541)	(1,510,466)
Albany International Corp., Class A	(6,033)	(322,162)
Altra Industrial Motion Corp.	(15,102)	(601,060)
American Railcar Industries, Inc.	(8,078)	(309,387)
Armstrong Flooring, Inc.*	(5,506)	(98,943)
Astec Industries, Inc.	(9,831)	(545,719)
Axon Enterprise, Inc.*	(148,755)	(3,739,701)
Babcock & Wilcox Enterprises, Inc.*	(46,220)	(543,547)
Briggs & Stratton Corp.	(230)	(5,543)
BWX Technologies, Inc.	(26,230)	(1,278,711)
Carlisle Cos., Inc.	(12,975)	(1,237,815)
CIRCOR International, Inc.	(9,209)	(546,830)
Comfort Systems USA, Inc.	(4,262)	(158,120)
Cubic Corp.	(17,782)	(823,307)
Douglas Dynamics, Inc.	(17,280)	(568,512)
Dycom Industries, Inc.*	(2,421)	(216,728)
Encore Wire Corp.	(12,358)	(527,687)
EnPro Industries, Inc.	(6,234)	(444,921)
ESCO Technologies, Inc.	(3,749)	(223,628)
Federal Signal Corp.	(33,692)	(584,893)
Foundation Building Materials, Inc.*	(72)	(926)
Franklin Electric Co., Inc.	(9,096)	(376,574)
Granite Construction, Inc.	(42,371)	(2,043,977)
Griffon Corp.	(2,802)	(61,504)
Herc Holdings, Inc.*	(31,731)	(1,247,663)
Hyster-Yale Materials Handling, Inc.	(10,165)	(714,091)
Insteel Industries, Inc.	(14,631)	(482,384)
John Bean Technologies Corp.	(21,196)	(2,077,208)
Kadant, Inc.	(1,699)	(127,765)
Kaman Corp.	(9,110)	(454,316)
KBR, Inc.	(347,702)	(5,292,024)
Kratos Defense & Security Solutions, Inc.*	(171,361)	(2,034,055)
Manitowoc Co., Inc. (The)*	(397,472)	(2,388,807)
Mercury Systems, Inc.*	(45,079)	(1,897,375)
MRC Global, Inc.*	(64,833)	(1,071,041)
MYR Group, Inc.*	(8,173)	(253,526)
Navistar International Corp.*	(35,644)	(934,942)
NCI Building Systems, Inc.*	(18,625)	(311,038)
Nexeo Solutions, Inc.*	(2,576)	(21,381)
Nordson Corp.	(2,202)	(267,147)
NOW, Inc.*	(143,113)	(2,301,257)
Parker-Hannifin Corp.	(1,436)	(229,502)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Patrick Industries, Inc.*	(3,033)	$(220,954)
Pentair PLC (Ireland)	(48,781)	(3,245,888)
PGT Innovations, Inc.*	(20,933)	(267,942)
Proto Labs, Inc.*	(21,403)	(1,439,352)
Quanex Building Products Corp.	(2,121)	(44,859)
Raven Industries, Inc.	(12,212)	(406,660)
REV Group, Inc.	(4,555)	(126,082)
Sensata Technologies Holding NV (Netherlands)*	(783)	(33,450)
Simpson Manufacturing Co., Inc.	(21,860)	(955,501)
SiteOne Landscape Supply, Inc.*	(74,266)	(3,866,288)
Standex International Corp.	(4,809)	(436,176)
Sun Hydraulics Corp.	(8,969)	(382,707)
Sunrun, Inc.*	(329,928)	(2,349,087)
Teledyne Technologies, Inc.*	(18,247)	(2,329,230)
Tennant Co.	(2,380)	(175,644)
Thermon Group Holdings, Inc.*	(15,701)	(300,988)
Titan International, Inc.	(40,251)	(483,415)
Universal Forest Products, Inc.	(24,822)	(2,167,209)
Vicor Corp.*	(945)	(16,916)
Wabtec Corp.	(11,250)	(1,029,375)
Watsco, Inc.	(3,017)	(465,221)
Welbilt, Inc.*	(49,481)	(932,717)
Wesco Aircraft Holdings, Inc.*	(59,832)	(649,177)
Woodward, Inc.	(5,026)	(339,657)
Xylem, Inc.	(2,245)	(124,440)

		(69,730,827)

Commercial & Professional Services — (2.6)%
ABM Industries, Inc.	(25,447)	(1,056,559)
ACCO Brands Corp.*	(32,533)	(379,009)
Advanced Disposal Services, Inc.*	(20,439)	(464,578)
Advisory Board Co. (The)*	(108,199)	(5,572,247)
Clean Harbors, Inc.*	(44,824)	(2,502,524)
Covanta Holding Corp.	(179,931)	(2,375,089)
Exponent, Inc.	(6,335)	(369,330)
FTI Consulting, Inc.*	(9,824)	(343,447)
Healthcare Services Group, Inc.	(24,888)	(1,165,505)
Herman Miller, Inc.	(24,407)	(741,973)
HNI Corp.	(24,904)	(992,922)
Huron Consulting Group, Inc.*	(8,511)	(367,675)
Insperity, Inc.	(8,654)	(614,434)
Kforce, Inc.	(776)	(15,210)
Knoll, Inc.	(63,215)	(1,267,461)
Multi-Color Corp.	(18,408)	(1,502,093)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Navigant Consulting, Inc.*	(3,272)	$(64,655)
On Assignment, Inc.*	(12,254)	(663,554)
Team, Inc.*	(6,494)	(152,284)
US Ecology, Inc.	(11,403)	(575,852)
WageWorks, Inc.*	(36,436)	(2,448,499)

		(23,634,900)

Consumer Durables & Apparel — (1.7)%
Acushnet Holdings Corp.	(6,428)	(127,532)
Callaway Golf Co.	(83,000)	(1,060,740)
Crocs, Inc.*	(21,749)	(167,685)
Ethan Allen Interiors, Inc.	(3,092)	(99,872)
Gildan Activewear, Inc. (Canada)	(38,258)	(1,175,668)
Helen Of Troy Ltd. (Bermuda)*	(5,573)	(524,419)
Installed Building Products, Inc.*	(9,537)	(504,984)
iRobot Corp.*	(4,182)	(351,873)
Kate Spade & Co.*	(62,508)	(1,155,773)
Lululemon Athletica, Inc.*	(20,834)	(1,243,165)
Mohawk Industries, Inc.*	(4,585)	(1,108,149)
Oxford Industries, Inc.	(7,265)	(453,990)
Polaris Industries, Inc.	(11,396)	(1,051,053)
Skechers U.S.A., Inc., Class A*	(153,895)	(4,539,902)
Steven Madden Ltd.*	(10,049)	(401,458)
Under Armour, Inc., Class C*	(87,057)	(1,755,069)

		(15,721,332)

Consumer Services — (4.9)%
Belmond Ltd., Class A (Bermuda)*	(12,096)	(160,877)
BJ’s Restaurants, Inc.*	(52,201)	(1,944,487)
Boyd Gaming Corp.	(95,119)	(2,359,902)
Bright Horizons Family Solutions, Inc.*	(26,645)	(2,057,260)
Career Education Corp.*	(13,822)	(132,691)
Carnival Corp. (Panama)	(34,130)	(2,237,904)
Carrols Restaurant Group, Inc.*	(39,627)	(485,431)
Chegg, Inc.*	(98,482)	(1,210,344)
Chipotle Mexican Grill, Inc.*	(7,923)	(3,296,760)
Churchill Downs, Inc.	(852)	(156,172)
ClubCorp Holdings, Inc.	(56,675)	(742,442)
El Pollo Loco Holdings, Inc.*	(13,060)	(180,881)
Fiesta Restaurant Group, Inc.*	(61,864)	(1,277,492)
Houghton Mifflin Harcourt Co.*	(91,928)	(1,130,714)
Hyatt Hotels Corp., Class A*	(96,890)	(5,446,187)
Laureate Education, Inc., Class A*	(48,330)	(847,225)
Marcus Corp. (The)	(4,532)	(136,866)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(21,086)	$(1,144,759)
Panera Bread Co., Class A*	(816)	(256,746)
Planet Fitness, Inc., Class A	(23,859)	(556,869)
Red Robin Gourmet Burgers, Inc.*	(26,721)	(1,743,545)
Red Rock Resorts, Inc., Class A	(79,959)	(1,883,034)
Restaurant Brands International, Inc. (Canada)	(4,307)	(269,360)
SeaWorld Entertainment, Inc.	(219,768)	(3,575,625)
Shake Shack, Inc., Class A*	(149,702)	(5,221,606)
Six Flags Entertainment Corp.	(19,301)	(1,150,533)
Texas Roadhouse, Inc.	(84,502)	(4,305,377)
Wingstop, Inc.*	(40,109)	(1,239,368)

		(45,150,457)

Energy — (5.6)%
Basic Energy Services, Inc.*	(17,186)	(427,931)
Cheniere Energy, Inc.*	(35,876)	(1,747,520)
Enbridge, Inc. (Canada)	(155,635)	(6,195,829)
Ensco PLC, Class A (United Kingdom)	(811,901)	(4,189,409)
Exxon Mobil Corp.	(2,877)	(232,260)
Forum Energy Technologies, Inc.*	(82,803)	(1,291,727)
Frank’s International NV (Netherlands)	(136,195)	(1,129,057)
Green Plains, Inc.	(57,777)	(1,187,317)
Helix Energy Solutions Group, Inc.*	(393,994)	(2,222,126)
HollyFrontier Corp.	(177,421)	(4,873,755)
Nabors Industries Ltd. (Bermuda)	(128,593)	(1,046,747)
Newpark Resources, Inc.*	(69,817)	(513,155)
Occidental Petroleum Corp.	(34,916)	(2,090,421)
Par Pacific Holdings, Inc.*	(16,677)	(300,853)
Patterson-UTI Energy, Inc.	(190,362)	(3,843,409)
Pembina Pipeline Corp. (Canada)	(25,115)	(831,809)
Phillips 66	(15,639)	(1,293,189)
Precision Drilling Corp. (Canada)*	(370,647)	(1,263,906)
SEACOR Holdings, Inc.*	(23,421)	(803,340)
SemGroup Corp., Class A	(86,564)	(2,337,228)
Superior Energy Services, Inc.*	(406,801)	(4,242,934)
TechnipFMC PLC (United Kingdom)* .	(67,724)	(1,842,093)
Teekay Corp. (Marshall Island)	(1,879)	(12,533)
Tesoro Corp.	(44,354)	(4,151,534)
Weatherford International PLC (Ireland)*	(925,359)	(3,581,139)

		(51,651,221)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (1.5)%
Casey’s General Stores, Inc.	(19,283)	$(2,065,402)
Performance Food Group Co.*	(100,104)	(2,742,850)
PriceSmart, Inc.	(17,603)	(1,542,023)
Rite Aid Corp.*	(1,512,702)	(4,462,471)
Smart & Final Stores, Inc.*	(98,274)	(894,293)
Sprouts Farmers Market, Inc.*	(54,510)	(1,235,742)
Weis Markets, Inc.	(2,848)	(138,755)
Whole Foods Market, Inc.	(21,439)	(902,796)

		(13,984,332)

Food, Beverage & Tobacco — (3.7)%
B&G Foods, Inc.	(91,422)	(3,254,623)
Blue Buffalo Pet Products, Inc.*	(59,490)	(1,356,967)
Bunge Ltd. (Bermuda)	(2,792)	(208,283)
Calavo Growers, Inc.	(29,319)	(2,024,477)
Coca-Cola Bottling Co. Consolidated	(10,045)	(2,298,999)
Cott Corp. (Canada)	(32,338)	(466,961)
Darling Ingredients, Inc.*	(58,619)	(922,663)
Farmer Brothers Co.*	(4,602)	(139,210)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(31,798)	(1,618,836)
Freshpet, Inc.*	(1,386)	(23,008)
J&J Snack Foods Corp.	(3,335)	(440,453)
John B Sanfilippo & Son, Inc.	(4,730)	(298,510)
Lamb Weston Holdings, Inc.	(15,945)	(702,218)
MGP Ingredients, Inc.	(23,843)	(1,220,046)
Molson Coors Brewing Co., Class B	(3,898)	(336,553)
Monster Beverage Corp.*	(84,052)	(4,175,703)
Philip Morris International, Inc.	(31,071)	(3,649,289)
Pilgrim’s Pride Corp.*	(151,634)	(3,323,817)
Post Holdings, Inc.*	(56,406)	(4,379,926)
Tootsie Roll Industries, Inc.	(7,242)	(252,384)
Vector Group Ltd.	(127,665)	(2,721,818)

		(33,814,744)

Health Care Equipment & Services — (7.1)%
Abaxis, Inc.	(3,004)	(159,272)
Abbott Laboratories	(15,460)	(751,511)
ABIOMED, Inc.*	(4,233)	(606,589)
Almost Family, Inc.*	(2,860)	(176,319)
Amedisys, Inc.*	(21,331)	(1,339,800)
American Renal Associates Holdings, Inc.*	(543)	(10,073)
athenahealth, Inc.*	(29,189)	(4,102,514)
AtriCure, Inc.*	(37,271)	(903,822)
BioTelemetry, Inc.*	(32,397)	(1,083,680)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Capital Senior Living Corp.*	(7,451)	$(113,330)
Cardinal Health, Inc.	(39,137)	(3,049,555)
Cardiovascular Systems, Inc.*	(7,793)	(251,168)
Civitas Solutions, Inc.*	(939)	(16,431)
DexCom, Inc.*	(62,828)	(4,595,868)
Diplomat Pharmacy, Inc.*	(99,853)	(1,477,824)
Endologix, Inc.*	(232,461)	(1,129,760)
Ensign Group, Inc. (The)	(74,231)	(1,616,009)
Envision Healthcare Corp.*	(91,478)	(5,732,926)
Evolent Health, Inc., Class A*	(124,319)	(3,151,487)
GenMark Diagnostics, Inc.*	(35,495)	(419,906)
Glaukos Corp.*	(5,112)	(211,995)
HealthStream, Inc.*	(7,876)	(207,296)
Inovalon Holdings, Inc., Class A*	(37,925)	(498,714)
Insulet Corp.*	(72,633)	(3,726,799)
iRhythm Technologies, Inc.*	(27,417)	(1,164,948)
K2M Group Holdings, Inc.*	(75,660)	(1,843,078)
Merit Medical Systems, Inc.*	(12,864)	(490,762)
Natus Medical, Inc.*	(15,615)	(582,440)
Neogen Corp.*	(7,697)	(531,940)
Nevro Corp.*	(53,941)	(4,014,829)
Novadaq Technologies, Inc. (Canada)*	(876)	(10,267)
Novocure Ltd. (Jersey)*	(70,628)	(1,221,864)
NuVasive, Inc.*	(2,346)	(180,454)
NxStage Medical, Inc.*	(86,241)	(2,162,062)
OraSure Technologies, Inc.*	(102,429)	(1,767,925)
Owens & Minor, Inc.	(22,764)	(732,773)
Penumbra, Inc.*	(31,559)	(2,769,302)
PharMerica Corp.*	(49,371)	(1,295,989)
Spectranetics Corp. (The)*	(92,539)	(3,553,498)
Surgery Partners, Inc.*	(12,836)	(292,019)
Teladoc, Inc.*	(38,514)	(1,336,436)
Tenet Healthcare Corp.*	(329,611)	(6,374,677)

		(65,657,911)

Household & Personal Products — (1.1)%
Coty, Inc., Class A	(59,416)	(1,114,644)
elf Beauty, Inc.*	(51,640)	(1,405,124)
Spectrum Brands Holdings, Inc.	(43,294)	(5,413,482)
WD-40 Co.	(16,069)	(1,773,214)

		(9,706,464)

Materials — (4.5)%
Avery Dennison Corp.	(46,921)	(4,146,409)
Balchem Corp.	(9,859)	(766,143)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	(45,347)	$(1,914,097)
Berry Global Group, Inc.*	(14,641)	(834,683)
Boise Cascade Co.*	(17,792)	(540,877)
Calgon Carbon Corp.	(24,931)	(376,458)
Clearwater Paper Corp.*	(9,465)	(442,489)
Crown Holdings, Inc.*	(18,941)	(1,130,020)
Deltic Timber Corp.	(1,474)	(110,049)
Eastman Chemical Co.	(51,757)	(4,347,070)
Ferro Corp.*	(47,242)	(864,056)
Flotek Industries, Inc.*	(156,609)	(1,400,084)
GCP Applied Technologies, Inc.*	(26,172)	(798,246)
HB Fuller Co.	(7,840)	(400,702)
Innospec, Inc.	(16,785)	(1,100,257)
International Flavors & Fragrances, Inc.	(21,841)	(2,948,535)
Kraton Corp.*	(9,947)	(342,575)
Monsanto Co.	(7,618)	(901,666)
Mosaic Co. (The)	(124,139)	(2,834,093)
NewMarket Corp.	(2,376)	(1,094,100)
Owens-Illinois, Inc.*	(41,759)	(998,875)
PH Glatfelter Co.	(34,043)	(665,200)
PolyOne Corp.	(3,131)	(121,295)
Praxair, Inc.	(9,518)	(1,261,611)
RPM International, Inc.	(102,690)	(5,601,740)
Scotts Miracle-Gro Co. (The)	(23,823)	(2,131,206)
Sonoco Products Co.	(26,206)	(1,347,513)
Valvoline, Inc.	(23,566)	(558,986)
Vulcan Materials Co.	(9,815)	(1,243,364)

		(41,222,399)

Media — (3.0)%
AMC Entertainment Holdings, Inc., Class A	(151,514)	(3,446,944)
Cable One, Inc.	(549)	(390,284)
Charter Communications, Inc., Class A*	(14,011)	(4,719,605)
Entravision Communications Corp., Class A	(1,161)	(7,663)
EW Scripps Co. (The), Class A*	(43,116)	(767,896)
John Wiley & Sons, Inc., Class A	(46,871)	(2,472,445)
Live Nation Entertainment, Inc.*	(84,899)	(2,958,730)
Madison Square Garden Co. (The), Class A*	(13,249)	(2,608,728)
MDC Partners, Inc., Class A (Canada)	(390)	(3,861)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
National CineMedia, Inc.	(41,497)	$(307,908)
New Media Investment Group, Inc.	(59,329)	(799,755)
New York Times Co. (The), Class A	(19,711)	(348,885)
Nexstar Media Group, Inc., Class A	(56,691)	(3,390,122)
Shaw Communications, Inc., Class B (Canada)	(75,794)	(1,651,551)
Sirius XM Holdings, Inc.	(209,207)	(1,144,362)
Time, Inc.	(86,912)	(1,247,187)
World Wrestling Entertainment, Inc., Class A	(64,373)	(1,311,278)

		(27,577,204)

Pharmaceuticals, Biotechnology & Life Sciences — (5.2)%
Accelerate Diagnostics, Inc.*	(80,385)	(2,198,530)
Acceleron Pharma, Inc.*	(27,727)	(842,624)
Achaogen, Inc.*	(34,974)	(759,985)
Achillion Pharmaceuticals, Inc.*	(159,057)	(730,072)
Aclaris Therapeutics, Inc.*	(33,125)	(898,350)
Aduro Biotech, Inc.*	(19,483)	(222,106)
Aerie Pharmaceuticals, Inc.*	(26,001)	(1,366,353)
Agios Pharmaceuticals, Inc.*	(39,051)	(2,009,174)
Alder Biopharmaceuticals, Inc.*	(129,481)	(1,482,557)
Amphastar Pharmaceuticals, Inc.*	(8,845)	(157,972)
ANI Pharmaceuticals, Inc.*	(9,985)	(467,298)
Bio-Rad Laboratories, Inc., Class A*	(15,946)	(3,608,739)
Bio-Techne Corp.	(3,362)	(395,035)
Coherus Biosciences, Inc.*	(36,199)	(519,456)
Dermira, Inc.*	(60,745)	(1,770,109)
Editas Medicine, Inc.*	(42,119)	(706,757)
Enzo Biochem, Inc.*	(771)	(8,512)
Epizyme, Inc.*	(22,444)	(338,904)
Five Prime Therapeutics, Inc.*	(43,360)	(1,305,570)
Flexion Therapeutics, Inc.*	(14,519)	(293,574)
Heron Therapeutics, Inc.*	(156,151)	(2,162,691)
Horizon Pharma PLC (Ireland)*	(83,695)	(993,460)
Illumina, Inc.*	(16,333)	(2,834,102)
Impax Laboratories, Inc.*	(18,053)	(290,653)
Insmed, Inc.*	(56,483)	(969,248)
Intra-Cellular Therapies, Inc.*	(2,250)	(27,945)
Keryx Biopharmaceuticals, Inc.*	(76,798)	(555,250)
La Jolla Pharmaceutical Co.*	(48,841)	(1,453,997)
Lexicon Pharmaceuticals, Inc.*	(10,062)	(165,520)
Luminex Corp.	(36,752)	(776,202)
MacroGenics, Inc.*	(5,297)	(92,750)
Medicines Co. (The)*	(76,673)	(2,914,341)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mettler-Toledo International, Inc.*	(344)	$(202,458)
Myovant Sciences Ltd. (Bermuda)*	(127)	(1,486)
Natera, Inc.*	(3,660)	(39,748)
Nektar Therapeutics*	(290,035)	(5,670,184)
NeoGenomics, Inc.*	(86,053)	(771,035)
Paratek Pharmaceuticals, Inc.*	(46,558)	(1,122,048)
Prothena Corp. PLC (Ireland)*	(6,514)	(352,538)
QIAGEN NV (Netherlands)	(11,274)	(378,017)
Radius Health, Inc.*	(18,102)	(818,753)
Revance Therapeutics, Inc.*	(26,019)	(686,902)
Spark Therapeutics, Inc.*	(16,885)	(1,008,710)
Synergy Pharmaceuticals, Inc.*	(314,999)	(1,401,746)
TG Therapeutics, Inc.*	(1,102)	(11,075)
Theravance Biopharma, Inc. (Cayman Islands)*	(59,107)	(2,354,823)
Ultragenyx Pharmaceutical, Inc.*	(4,793)	(297,693)

		(48,435,052)

Retailing — (4.5)%
Abercrombie & Fitch Co., Class A	(226,947)	(2,823,221)
Amazon.com, Inc.*	(1,050)	(1,016,400)
American Eagle Outfitters, Inc.	(117,442)	(1,415,176)
At Home Group, Inc.*	(12,010)	(279,713)
Burlington Stores, Inc.*	(8,118)	(746,775)
Caleres, Inc.	(53,075)	(1,474,424)
Camping World Holdings, Inc., Class A	(20,001)	(617,031)
Cato Corp. (The), Class A	(35,885)	(631,217)
Core-Mark Holding Co., Inc.	(39,173)	(1,295,059)
Etsy, Inc.*	(151,755)	(2,276,325)
Finish Line, Inc. (The), Class A	(99,316)	(1,407,308)
Five Below, Inc.*	(6,949)	(343,072)
Genesco, Inc.*	(29,225)	(990,728)
Guess?, Inc.	(255,696)	(3,267,795)
Lumber Liquidators Holdings, Inc.*	(118,981)	(2,981,664)
MarineMax, Inc.*	(11,879)	(232,234)
Murphy USA, Inc.*	(56,641)	(4,197,665)
Netflix, Inc.*	(18,552)	(2,771,854)
Ollie’s Bargain Outlet Holdings, Inc.*	(107,737)	(4,589,596)
Party City Holdco, Inc.*	(17,070)	(267,146)
Select Comfort Corp.*	(1,958)	(69,489)
Sonic Automotive, Inc., Class A	(31,245)	(607,715)
Tile Shop Holdings, Inc.	(60,899)	(1,257,564)
Tractor Supply Co.	(74,744)	(4,051,872)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Wayfair, Inc., Class A*	(25,201)	$(1,937,453)

		(41,548,496)

Semiconductors & Semiconductor Equipment — (2.0)%
Advanced Micro Devices, Inc.*	(213,292)	(2,661,884)
Analog Devices, Inc.	(2,441)	(189,910)
Axcelis Technologies, Inc.*	(8,954)	(187,586)
Cavium, Inc.*	(6,429)	(399,434)
CEVA, Inc.*	(5,869)	(266,746)
FormFactor, Inc.*	(85,503)	(1,060,237)
Ichor Holdings Ltd. (Cayman Islands)*	(8,669)	(174,767)
Inphi Corp.*	(101,288)	(3,474,178)
Integrated Device Technology, Inc.*	(40,585)	(1,046,687)
Lattice Semiconductor Corp.*	(201,874)	(1,344,481)
MACOM Technology Solutions Holdings, Inc.*	(49,811)	(2,777,959)
Monolithic Power Systems, Inc.	(3,769)	(363,332)
NVIDIA Corp.	(2,091)	(302,275)
PDF Solutions, Inc.*	(10,177)	(167,412)
Power Integrations, Inc.	(11,048)	(805,399)
Semtech Corp.*	(31,430)	(1,123,622)
Veeco Instruments, Inc.*	(45,675)	(1,272,062)
Versum Materials, Inc.	(17,241)	(560,332)
Xperi Corp.	(25,375)	(756,175)

		(18,934,478)

Software & Services — (9.2)%
2U, Inc.*	(7,387)	(346,598)
Acxiom Corp.*	(27,552)	(715,801)
Alliance Data Systems Corp.	(2,637)	(676,892)
Apptio, Inc., Class A*	(11,411)	(197,981)
Autodesk, Inc.*	(1,872)	(188,735)
Benefitfocus, Inc.*	(22,195)	(806,788)
Black Knight Financial Services, Inc., Class A*	(46,922)	(1,921,456)
Blackhawk Network Holdings, Inc.*	(108,701)	(4,739,364)
Blackline, Inc.*	(16,311)	(582,955)
Box, Inc., Class A*	(53,632)	(978,248)
BroadSoft, Inc.*	(9,208)	(396,404)
Callidus Software, Inc.*	(112,895)	(2,732,059)
Carbonite, Inc.*	(6,024)	(131,323)
Cardtronics PLC, Class A (United Kingdom)*	(63,744)	(2,094,628)
Conduent, Inc.*	(12,305)	(196,142)
CoreLogic, Inc.*	(46,242)	(2,005,978)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cornerstone OnDemand, Inc.*	(61,810)	$(2,209,708)
Coupa Software, Inc.*	(14,367)	(416,356)
DST Systems, Inc.	(38,447)	(2,372,180)
Euronet Worldwide, Inc.*	(15,906)	(1,389,707)
Everbridge, Inc.*	(9,404)	(229,081)
FireEye, Inc.*	(328,756)	(5,000,379)
First Data Corp., Class A*	(81,714)	(1,487,195)
Forrester Research, Inc.	(1,830)	(71,644)
Gartner, Inc.*	(29,888)	(3,691,467)
Gigamon, Inc.*	(34,059)	(1,340,222)
Gogo, Inc.*	(202,171)	(2,331,032)
Hortonworks, Inc.*	(121,498)	(1,564,894)
HubSpot, Inc.*	(16,462)	(1,082,376)
Imperva, Inc.*	(53,383)	(2,554,377)
Instructure, Inc.*	(43,167)	(1,273,426)
Leidos Holdings, Inc.	(67,913)	(3,510,423)
ManTech International Corp., Class A	(23)	(952)
MobileIron, Inc.*	(4,531)	(27,413)
Monotype Imaging Holdings, Inc.	(9,007)	(164,828)
New Relic, Inc.*	(31,966)	(1,374,858)
Nutanix, Inc.,. Class A*	(98,611)	(1,987,012)
Pandora Media, Inc.*	(615,968)	(5,494,435)
Paylocity Holding Corp.*	(12,684)	(573,063)
Proofpoint, Inc.*	(7,602)	(660,082)
PROS Holdings, Inc.*	(45,868)	(1,256,325)
Q2 Holdings, Inc.*	(12,583)	(464,942)
Quotient Technology, Inc.*	(34,619)	(398,118)
Rapid7, Inc.*	(30,592)	(514,863)
RingCentral, Inc., Class A*	(9,298)	(339,842)
salesforce.com, Inc.*	(6,277)	(543,588)
SecureWorks Corp., Class A*	(19,139)	(177,801)
Silver Spring Networks, Inc.*	(16,416)	(185,172)
Splunk, Inc.*	(77,047)	(4,383,204)
Sykes Enterprises, Inc.*	(4,643)	(155,680)
Tableau Software, Inc., Class A*	(16,218)	(993,677)
Teradata Corp.*	(10,635)	(313,626)
Twilio, Inc., Class A*	(40,241)	(1,171,416)
Ultimate Software Group, Inc. (The)*	(13,140)	(2,760,188)
Vantiv, Inc., Class A*	(2,861)	(181,216)
Virtusa Corp.*	(66,663)	(1,959,892)
Workday, Inc., Class A*	(3,189)	(309,333)
Workiva, Inc.*	(27,080)	(515,874)
Zendesk, Inc.*	(152,405)	(4,233,811)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Zynga, Inc., Class A*	(1,394,541)	$(5,076,131)

		(85,453,161)

Technology Hardware & Equipment — (4.7)%
3D Systems Corp.*	(39,611)	(740,726)
BlackBerry Ltd. (Canada)*	(137,838)	(1,377,002)
Brocade Communications Systems, Inc.	(148,845)	(1,876,935)
CalAmp Corp.*	(37,541)	(763,209)
Celestica, Inc. (Canada)*	(36,684)	(498,169)
Ciena Corp.*	(22,843)	(571,532)
CTS Corp.	(4,978)	(107,525)
ePlus, Inc.*	(3,057)	(226,524)
Finisar Corp.*	(39,291)	(1,020,780)
Fitbit, Inc., Class A*	(774,353)	(4,111,814)
II-VI, Inc.*	(44,851)	(1,538,389)
Infinera Corp.*	(442,956)	(4,726,341)
Insight Enterprises, Inc.*	(11,096)	(443,729)
IPG Photonics Corp.*	(1,902)	(275,980)
Keysight Technologies, Inc.*	(15,530)	(604,583)
Lumentum Holdings, Inc.*	(2,931)	(167,214)
NETGEAR, Inc.*	(45,926)	(1,979,411)
Palo Alto Networks, Inc.*	(32,376)	(4,332,233)
Pure Storage, Inc., Class A*	(238,320)	(3,052,879)
Quantenna Communications, Inc.*	(5,726)	(108,794)
Sierra Wireless, Inc. (Canada)*	(30,505)	(857,190)
Stratasys Ltd. (Israel)*	(24,425)	(569,347)
Super Micro Computer, Inc.*	(65,945)	(1,625,544)
SYNNEX Corp.	(18,050)	(2,165,278)
Tech Data Corp.*	(26,921)	(2,719,021)
Trimble, Inc.*	(11,713)	(417,803)
Universal Display Corp.	(11,811)	(1,290,352)
VeriFone Systems, Inc.*	(61,549)	(1,114,037)
ViaSat, Inc.*	(64,043)	(4,239,647)

		(43,521,988)

Telecommunication Services — (1.4)%
ATN International, Inc.	(15,858)	(1,085,322)
Boingo Wireless, Inc.*	(6,026)	(90,149)
Cincinnati Bell, Inc.*	(61,554)	(1,203,381)
General Communication, Inc., Class A*	(28,057)	(1,028,008)
Iridium Communications, Inc.*	(189,327)	(2,092,063)
Shenandoah Telecommunications Co.	(46,953)	(1,441,457)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Straight Path Communications, Inc.,. Class B*	(3,917)	$(703,689)
United States Cellular Corp.*	(7,409)	(283,913)
Windstream Holdings, Inc.	(670,275)	(2,600,667)
Zayo Group Holdings, Inc.*	(76,307)	(2,357,886)

		(12,886,535)

Transportation — (2.6)%
Air Transport Services Group, Inc.*	(77,678)	(1,691,827)
ArcBest Corp.	(8)	(165)
Atlas Air Worldwide Holdings, Inc.*	(32,587)	(1,699,412)
Echo Global Logistics, Inc.*	(43,150)	(858,685)
Genesee & Wyoming, Inc., Class A*	(66,385)	(4,540,070)
Hub Group, Inc., Class A*	(13,004)	(498,703)
JetBlue Airways Corp.*	(9,984)	(227,935)
Kansas City Southern	(48,833)	(5,110,373)
Matson, Inc.	(17,715)	(532,159)
Saia, Inc.*	(3,715)	(190,580)
SkyWest, Inc.	(89,434)	(3,139,133)
Spirit Airlines, Inc.*	(68,232)	(3,524,183)
Werner Enterprises, Inc.	(73,913)	(2,169,347)

		(24,182,572)

TOTAL COMMON STOCK (Proceeds $677,399,388)		(678,925,622)

TOTAL SECURITES SOLD SHORT - (73.5)% (Proceeds $677,399,388)		(678,925,622)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		6,597,390

NET ASSETS - 100.0%		$924,230,930

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $316,390,341.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$1,471,163,304

Gross unrealized appreciation	$159,887,319
Gross unrealized depreciation	(34,491,461)

Net unrealized appreciation	$125,395,858

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 184.9%
COMMON STOCKS — 184.9%
Automobiles & Components — 3.4%
BorgWarner, Inc.(a)(b)	2,252	$95,395
Delphi Automotive PLC (Jersey)†	2,844	249,277
General Motors Co.†	11,713	409,135
Goodyear Tire & Rubber Co. (The)(a)	2,738	95,719

		849,526

Capital Goods — 16.7%
3M Co.†	172	35,809
Allegion PLC (Ireland)(a)	359	29,122
AMETEK, Inc.†	2,428	147,064
Arconic, Inc.†	2,728	61,789
Boeing Co. (The)†	4,018	794,560
Caterpillar, Inc.†	5,296	569,108
Cummins, Inc.†	874	141,780
Emerson Electric Co.†	6,803	405,595
Fastenal Co.(a)	3,052	132,854
Fluor Corp.(a)	1,475	67,526
Honeywell International, Inc.†	4,253	566,882
Ingersoll-Rand PLC (Ireland)†	1,092	99,798
Jacobs Engineering Group, Inc.	1,285	69,891
Johnson Controls International PLC (Ireland)†(a)(b)	9,898	429,177
L3 Technologies, Inc.†	821	137,173
Quanta Services, Inc.*	1,574	51,816
Rockwell Automation, Inc.†	1	162
Rockwell Collins, Inc.†	211	22,172
Snap-on, Inc.†(a)	612	96,696
TransDigm Group, Inc.(a)	541	145,459
United Rentals, Inc.†*	892	100,537
WW Grainger, Inc.(a)	624	112,651

		4,217,621

Commercial & Professional Services — 2.0%
Nielsen Holdings PLC (United Kingdom)(a)	2,565	99,163
Republic Services, Inc.	1,533	97,698
Robert Half International, Inc.†	1,129	54,113
Stericycle, Inc.(a)*	956	72,962
Waste Management, Inc.†	2,407	176,553

		500,489

Consumer Durables & Apparel — 5.8%
Coach, Inc.†	2,977	140,931
Garmin Ltd. (Switzerland)(a)	1,998	101,958
Hanesbrands, Inc.(a)	4,017	93,034

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hasbro, Inc.	1,325	$147,751
Mattel, Inc.(a)	3,635	78,262
Michael Kors Holdings Ltd. (British Virgin Islands)†*	1,767	64,054
Newell Brands, Inc.†	5,117	274,374
PVH Corp.†(b)	842	96,409
Ralph Lauren Corp.	872	64,354
VF Corp.(a)	4,358	251,021
Whirlpool Corp.(a)	781	149,655

		1,461,803

Consumer Services — 5.5%
Darden Restaurants, Inc.†	90	8,140
Hilton Worldwide Holdings, Inc.(b)	3,478	215,114
Marriott International, Inc., Class A	3,015	302,435
McDonald’s Corp.(b)	3,092	473,571
Royal Caribbean Cruises Ltd. (Liberia)	867	94,702
Wyndham Worldwide Corp.	178	17,873
Yum! Brands, Inc.†	3,693	272,396

		1,384,231

Diversified Financials — 3.8%
Berkshire Hathaway, Inc., Class B†(b)*	553	93,662
CME Group, Inc.†	3,144	393,755
Moody’s Corp.†	2,018	245,550
Nasdaq, Inc.†(b)	1,754	125,393
S&P Global, Inc.†	628	91,682

		950,042

Energy — 6.7%
Apache Corp.(a)(b)	4,014	192,391
ConocoPhillips†(b)	13,053	573,810
Devon Energy Corp.	1,141	36,478
Halliburton Co.†	5,590	238,749
Marathon Oil Corp.†(a)	8,969	106,283
Marathon Petroleum Corp.†	1,547	80,955
Murphy Oil Corp.(a)	1,821	46,672
Transocean Ltd. (Switzerland)(a)*	4,125	33,949
Valero Energy Corp.†	2,842	191,721
Williams Cos., Inc. (The)†	6,079	184,072

		1,685,080

Food & Staples Retailing — 11.9%
CVS Health Corp.†	11,254	905,497
Kroger Co. (The)†	9,725	226,787

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.(b)	5,657	$284,717
Walgreens Boots Alliance, Inc.†(b)	8,341	653,184
Wal-Mart Stores, Inc.†	12,441	941,535

		3,011,720

Food, Beverage & Tobacco — 8.6%
Altria Group, Inc.†	4,551	338,913
Archer-Daniels-Midland Co.†	6,046	250,182
Campbell Soup Co.(a)(b)	3,214	167,610
Conagra Brands, Inc.†	4,617	165,104
Dr Pepper Snapple Group, Inc.†	1,572	143,225
General Mills, Inc.†	2,574	142,600
Hershey Co. (The)†	2,291	245,985
Hormel Foods Corp.†(a)	3,232	110,244
JM Smucker Co. (The)†(a)	1,217	144,008
McCormick & Co., Inc., non-voting shares	756	73,718
Philip Morris International, Inc.†	1,186	139,296
Reynolds American, Inc.†	380	24,715
Tyson Foods, Inc., Class A†	3,896	244,006

		2,189,606

Health Care Equipment & Services — 14.7%
Aetna, Inc.†	1,223	185,688
AmerisourceBergen Corp.(a)	2,367	223,751
Anthem, Inc.†(b)	2,797	526,200
Baxter International, Inc.†	1,446	87,541
Centene Corp.†(b)*	1,823	145,621
Cigna Corp.†	474	79,343
Express Scripts Holding Co.†(b)*	6,602	421,472
HCA Healthcare, Inc.†*	3,908	340,778
Humana, Inc.†(b)	1,583	380,901
Laboratory Corp. of America Holdings†(b)*	1,129	174,024
McKesson Corp.†	2,258	371,531
Medtronic PLC (Ireland)	2,631	233,501
Patterson Cos., Inc.(a)	1,010	47,420
Quest Diagnostics, Inc.†	270	30,013
UnitedHealth Group, Inc.†	1,996	370,098
Varian Medical Systems, Inc.*	984	101,539
Zimmer Biomet Holdings, Inc.†	7	899

		3,720,320

Household & Personal Products — 4.2%
Church & Dwight Co., Inc.†	1,838	95,355

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A(b)	3,982	$382,192
Kimberly-Clark Corp.†	2,592	334,653
Procter & Gamble Co. (The)†	2,798	243,846

		1,056,046

Insurance — 2.6%
Allstate Corp. (The)	51	4,510
Aon PLC (United Kingdom)†	2,552	339,288
Chubb Ltd. (Switzerland)†	517	75,161
Everest Re Group Ltd. (Bermuda)	157	39,971
Progressive Corp. (The)†(b)	2,765	121,909
Willis Towers Watson PLC (Ireland)	542	78,839
XL Group Ltd. (Bermuda)	203	8,891

		668,569

Materials — 10.8%
Air Products & Chemicals, Inc.†	2,298	328,752
Albemarle Corp.†	1,169	123,376
Dow Chemical Co. (The)†	5,901	372,176
EI du Pont de Nemours & Co.†(b)	9,147	738,254
Freeport-McMoRan, Inc.†*	15,679	188,305
LyondellBasell Industries NV, Class A (Netherlands)†	4,253	358,911
PPG Industries, Inc.†	1,342	147,566
Sealed Air Corp.†	2,067	92,519
Sherwin-Williams Co. (The)†(b)	730	256,201
WestRock Co.†(b)	2,264	128,278

		2,734,338

Media — 14.3%
CBS Corp., Class B, non-voting shares†(a)	4,337	276,614
Comcast Corp., Class A†	12,939	503,586
Discovery Communications, Inc., Class A(a)(b)*	6,222	160,714
Interpublic Group of Cos., Inc. (The)†	4,211	103,591
News Corp., Class A†(b)	6,167	84,488
Omnicom Group, Inc.(a)	2,489	206,338
Scripps Networks Interactive, Inc., Class A(a)	1,371	93,653
Time Warner, Inc.†	8,177	821,053
Twenty-First Century Fox, Inc., Class A†	19,529	553,452
Viacom, Inc., Class B†	4,234	142,135
Walt Disney Co. (The)†	6,341	673,731

		3,619,355

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 12.8%
AbbVie, Inc.†	6,933	$502,712
Amgen, Inc.†	3,635	626,056
Biogen, Inc.†*	2,290	621,414
Bristol-Myers Squibb Co.†	1,016	56,612
Celgene Corp.†*	412	53,506
Gilead Sciences, Inc.†	13,757	973,719
Mylan NV (Netherlands)*	5,654	219,488
Perrigo Co. PLC (Ireland)(a)	1,514	114,337
Pfizer, Inc.†	2,475	83,135

		3,250,979

Real Estate — 5.2%
Alexandria Real Estate Equities, Inc., REIT(a)	919	110,712
AvalonBay Communities, Inc., REIT	46	8,840
CBRE Group, Inc., Class A, REIT(b)*	3,565	129,766
Digital Realty Trust, Inc., REIT	675	76,241
Essex Property Trust, Inc., REIT	269	69,206
Iron Mountain, Inc., REIT(a)	2,786	95,727
Mid-America Apartment Communities, Inc., REIT†	1,198	126,245
Public Storage, REIT	308	64,227
Realty Income Corp., REIT(a)	2,847	157,097
Regency Centers Corp., REIT†	1,790	112,126
UDR, Inc., REIT†	2,821	109,934
Weyerhaeuser Co., REIT†	7,934	265,789

		1,325,910

Retailing — 10.4%
AutoNation, Inc.(a)*	1,062	44,774
AutoZone, Inc.(a)*	298	169,997
Bed Bath & Beyond, Inc.(a)	1,595	48,488
Best Buy Co., Inc.(a)	742	42,539
Dollar Tree, Inc.*	1,552	108,516
Foot Locker, Inc.	1,386	68,302
Gap, Inc. (The)(a)	589	12,952
Home Depot, Inc. (The)†(b)	4,222	647,655
Kohl’s Corp.(a)	903	34,919
L Brands, Inc.	2	108
LKQ Corp.*	3,253	107,186
Lowe’s Cos., Inc.(b)	9,000	697,770
Macy’s, Inc.	727	16,895
Nordstrom, Inc.(a)	108	5,166
O’Reilly Automotive, Inc.(a)(b)*	963	210,647
Ross Stores, Inc.†	3,341	192,876
Signet Jewelers Ltd. (Bermuda)(a)	719	45,470

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Staples, Inc.†	6,892	$69,402
Target Corp.†	1,046	54,695
Tiffany & Co.	713	66,929

		2,645,286

Semiconductors & Semiconductor Equipment — 10.3%
Applied Materials, Inc.†(b)	11,339	468,414
Intel Corp.†	27,473	926,939
KLA-Tencor Corp.†	1,662	152,090
Lam Research Corp.(a)	1,941	274,516
QUALCOMM, Inc.†	4,133	228,224
Skyworks Solutions, Inc.†	1,961	188,158
Texas Instruments, Inc.†	4,866	374,341
Xilinx, Inc.†	2	129

		2,612,811

Software & Services — 12.8%
Accenture PLC, Class A (Ireland)†	2,523	312,045
Automatic Data Processing, Inc.†	4,300	440,578
CA, Inc.†	3,257	112,269
Citrix Systems, Inc.†*	1,637	130,271
CSRA, Inc.	1,517	48,165
eBay, Inc.†*	11,374	397,180
Fidelity National Information Services, Inc.†	1,043	89,072
International Business Machines Corp.†	4,125	634,549
Intuit, Inc.(b)	2,704	359,118
Oracle Corp.	4,892	245,285
Paychex, Inc.	3,791	215,860
Total System Services, Inc.	1,288	75,026
Visa, Inc., Class A†(a)	2,049	192,155

		3,251,573

Technology Hardware & Equipment — 14.2%
Apple, Inc.†	6,718	967,526
Cisco Systems, Inc.†	29,506	923,538
Corning, Inc.†	1,595	47,930
F5 Networks, Inc.†*	684	86,909
FLIR Systems, Inc.	1,435	49,737
Harris Corp.†	1,285	140,168
Hewlett Packard Enterprise Co.†	17,451	289,512
HP, Inc.†	17,761	310,462
Juniper Networks, Inc.†	4,036	112,524
Motorola Solutions, Inc.†	1,760	152,662
NetApp, Inc.†(b)	2,855	114,343

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)(a)	3,131	$121,326
TE Connectivity Ltd. (Switzerland)	5	393
Western Digital Corp.†	3,071	272,091

		3,589,121

Telecommunication Services — 2.6%
AT&T, Inc.†	1,271	47,955
Verizon Communications, Inc.†	13,766	614,790

		662,745

Transportation — 4.0%
Alaska Air Group, Inc.†	126	11,310
CH Robinson Worldwide, Inc.(a)	1,490	102,333
Delta Air Lines, Inc.†	466	25,043
Expeditors International of Washington, Inc.†(a)	1,899	107,256
FedEx Corp.	2,261	491,383
Southwest Airlines Co.†	861	53,503
Union Pacific Corp.†	1,944	211,721

		1,002,549

Utilities — 1.6%
CMS Energy Corp.	25	1,156
FirstEnergy Corp.	3,166	92,321
NiSource, Inc.	3,423	86,807
NRG Energy, Inc.†	612	10,539
PPL Corp.	213	8,235
WEC Energy Group, Inc.(b)	3,329	204,334

		403,392

TOTAL COMMON STOCKS (Cost $44,172,030)		46,793,112

TOTAL LONG POSITIONS—184.9% (Cost $44,172,030)**		46,793,112

SHORT POSITIONS — (85.7)%
COMMON STOCKS — (85.7)%
Automobiles & Components — (0.4)%
Ford Motor Co.	(4,126)	(46,170)
Harley-Davidson, Inc.	(861)	(46,511)

		(92,681)

Banks — (2.9)%
Bank of America Corp.	(2,882)	(69,917)
Citigroup, Inc.	(2,001)	(133,827)
Comerica, Inc.	(871)	(63,792)
Fifth Third Bancorp	(3,680)	(95,533)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
M&T Bank Corp.	(546)	$(88,425)
People’s United Financial, Inc.	(1,524)	(26,914)
Regions Financial Corp.	(5,991)	(87,708)
Wells Fargo & Co.	(2,820)	(156,256)

		(722,372)

Capital Goods — (8.6)%
Acuity Brands, Inc.	(217)	(44,112)
Dover Corp.	(261)	(20,937)
Eaton Corp. PLC (Ireland)	(2,204)	(171,537)
Flowserve Corp.	(641)	(29,762)
Fortive Corp.	(1,063)	(67,341)
Fortune Brands Home & Security, Inc.	(755)	(49,256)
General Dynamics Corp.	(1,479)	(292,990)
General Electric Co.	(8,813)	(238,039)
Lockheed Martin Corp.	(401)	(111,322)
Masco Corp.	(1,550)	(59,226)
PACCAR, Inc.	(1,724)	(113,853)
Parker-Hannifin Corp.	(653)	(104,360)
Pentair PLC (Ireland)	(894)	(59,487)
Raytheon Co.	(1,428)	(230,592)
Stanley Black & Decker, Inc.	(751)	(105,688)
Textron, Inc.	(1,339)	(63,067)
United Technologies Corp.	(3,039)	(371,092)
Xylem, Inc.	(881)	(48,834)

		(2,181,495)

Commercial & Professional Services — (0.4)%
Cintas Corp.	(1)	(126)
IHS Markit Ltd. (Bermuda)*	(775)	(34,131)
Verisk Analytics, Inc.*	(843)	(71,124)

		(105,381)

Consumer Durables & Apparel — (0.8)%
Leggett & Platt, Inc.	(649)	(34,092)
Mohawk Industries, Inc.*	(364)	(87,975)
NIKE, Inc., Class B	(789)	(46,551)
Under Armour, Inc., Class C*	(2,160)	(43,546)

		(212,164)

Consumer Services — (1.5)%
Carnival Corp. (Panama)	(3,555)	(233,101)
Chipotle Mexican Grill, Inc.*	(142)	(59,086)
Starbucks Corp.	(1,189)	(69,331)
Wynn Resorts Ltd.	(145)	(19,447)

		(380,965)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (4.0)%
Affiliated Managers Group, Inc.	(278)	$(46,109)
American Express Co.	(3,981)	(335,359)
Ameriprise Financial, Inc.	(767)	(97,631)
Bank of New York Mellon Corp. (The) .	(2,077)	(105,969)
Capital One Financial Corp.	(122)	(10,080)
Discover Financial Services	(43)	(2,674)
Franklin Resources, Inc.	(2,790)	(124,964)
Intercontinental Exchange, Inc.	(2,909)	(191,761)
Invesco Ltd. (Bermuda)	(2,015)	(70,908)
Navient Corp.	(1,478)	(24,609)
State Street Corp.	(33)	(2,961)

		(1,013,025)

Energy — (6.4)%
Anadarko Petroleum Corp.	(2,702)	(122,509)
Baker Hughes a GE Co. LLC.	(2,101)	(114,526)
Cimarex Energy Co.	(466)	(43,809)
Concho Resources, Inc.*	(726)	(88,231)
EOG Resources, Inc.	(2,604)	(235,714)
EQT Corp.	(852)	(49,919)
Helmerich & Payne, Inc.	(532)	(28,909)
Hess Corp.	(1,558)	(68,348)
National Oilwell Varco, Inc.	(1,864)	(61,400)
Newfield Exploration Co.*	(975)	(27,747)
Noble Energy, Inc.	(2,133)	(60,364)
Occidental Petroleum Corp.	(3,600)	(215,532)
Phillips 66	(2,530)	(209,206)
Pioneer Natural Resources Co.	(831)	(132,611)
Range Resources Corp.	(1,214)	(28,128)
Schlumberger Ltd. (Curacao)	(94)	(6,189)
TechnipFMC PLC (United Kingdom)* .	(2,288)	(62,234)
Tesoro Corp.	(575)	(53,820)

		(1,609,196)

Food & Staples Retailing — (0.4)%
Costco Wholesale Corp.	(228)	(36,464)
Whole Foods Market, Inc.	(1,564)	(65,860)

		(102,324)

Food, Beverage & Tobacco — (6.7)%
Brown-Forman Corp., Class B	(1,903)	(92,486)
Coca-Cola Co. (The)	(8,514)	(381,853)
Constellation Brands, Inc., Class A	(949)	(183,850)
Kellogg Co.	(1,272)	(88,353)
Kraft Heinz Co. (The)	(3,594)	(307,790)
Molson Coors Brewing Co., Class B	(1,055)	(91,089)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A .	(6,235)	$(269,290)
Monster Beverage Corp.*	(2,321)	(115,307)
PepsiCo, Inc.	(1,435)	(165,728)

		(1,695,746)

Health Care Equipment & Services — (7.8)%
Abbott Laboratories	(7,532)	(366,131)
Align Technology, Inc.*	(393)	(58,997)
Becton Dickinson and Co.	(1,049)	(204,670)
Boston Scientific Corp.*	(5,161)	(143,063)
Cardinal Health, Inc.	(1,549)	(120,698)
Cerner Corp.*	(1,717)	(114,129)
Cooper Cos., Inc. (The)	(239)	(57,221)
CR Bard, Inc.	(358)	(113,167)
Danaher Corp.	(2,325)	(196,207)
DaVita, Inc.*	(955)	(61,846)
Edwards Lifesciences Corp.*	(420)	(49,661)
Envision Healthcare Corp.*	(576)	(36,098)
Henry Schein, Inc.*	(389)	(71,195)
Hologic, Inc.*	(1,372)	(62,261)
IDEXX Laboratories, Inc.*	(440)	(71,025)
Intuitive Surgical, Inc.*	(123)	(115,051)
Stryker Corp.	(576)	(79,937)
Universal Health Services, Inc., Class B	(474)	(57,866)

		(1,979,223)

Household & Personal Products — (1.1)%
Clorox Co. (The)	(632)	(84,208)
Colgate-Palmolive Co.	(1,523)	(112,900)
Coty, Inc., Class A	(3,683)	(69,093)

		(266,201)

Insurance — (5.5)%
Aflac, Inc.	(1,953)	(151,709)
American International Group, Inc.	(2,973)	(185,872)
Arthur J Gallagher & Co.	(880)	(50,380)
Assurant, Inc.	(283)	(29,344)
Hartford Financial Services Group, Inc. (The)	(739)	(38,849)
Lincoln National Corp.	(784)	(52,983)
Loews Corp.	(290)	(13,575)
Marsh & McLennan Cos., Inc.	(2,527)	(197,005)
MetLife, Inc.	(5,402)	(296,786)
Principal Financial Group, Inc.	(1,414)	(90,595)
Prudential Financial, Inc.	(2,119)	(229,149)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Torchmark Corp.	(96)	$(7,344)
Unum Group	(1,134)	(52,878)

		(1,396,469)

Materials — (5.1)%
Avery Dennison Corp.	(436)	(38,529)
Ball Corp.	(64)	(2,701)
CF Industries Holdings, Inc.	(1,149)	(32,126)
Eastman Chemical Co.	(717)	(60,221)
Ecolab, Inc.	(1,472)	(195,408)
FMC Corp.	(658)	(48,067)
International Flavors & Fragrances, Inc.	(387)	(52,245)
International Paper Co.	(2,025)	(114,635)
Martin Marietta Materials, Inc.	(310)	(69,000)
Monsanto Co.	(1,848)	(218,729)
Mosaic Co. (The)	(1,726)	(39,405)
Newmont Mining Corp.	(2,616)	(84,732)
Nucor Corp.	(1,568)	(90,740)
Praxair, Inc.	(1,193)	(158,132)
Vulcan Materials Co.	(654)	(82,849)

		(1,287,519)

Media — (0.5)%
DISH Network Corp., Class A*	(1,914)	(120,123)

Pharmaceuticals, Biotechnology & Life Sciences — (7.0)%
Agilent Technologies, Inc.	(1,587)	(94,125)
Alexion Pharmaceuticals, Inc.*	(1,108)	(134,810)
Allergan PLC (Ireland)	(1,646)	(400,126)
Eli Lilly & Co.	(152)	(12,510)
Illumina, Inc.*	(720)	(124,934)
Incyte Corp.*	(1,047)	(131,828)
Johnson & Johnson	(560)	(74,082)
Mallinckrodt PLC (Ireland)*	(517)	(23,167)
Merck & Co., Inc.	(1,196)	(76,652)
Mettler-Toledo International, Inc.*	(129)	(75,922)
PerkinElmer, Inc.	(334)	(22,759)
Regeneron Pharmaceuticals, Inc.*	(597)	(293,211)
Vertex Pharmaceuticals, Inc.*	(1,257)	(161,990)
Waters Corp.*	(8)	(1,471)
Zoetis, Inc.	(2,408)	(150,211)

		(1,777,798)

Real Estate — (6.2)%
American Tower Corp., REIT	(576)	(76,216)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Apartment Investment & Management Co., Class A, REIT	(771)	$(33,130)
Boston Properties, Inc., REIT	(755)	(92,880)
Crown Castle International Corp., REIT	(1,777)	(178,020)
Equinix, Inc., REIT	(382)	(163,939)
Equity Residential, REIT	(1,804)	(118,757)
GGP, Inc., REIT	(4,329)	(101,991)
HCP, Inc., REIT	(2,298)	(73,444)
Host Hotels & Resorts, Inc., REIT	(3,640)	(66,503)
Kimco Realty Corp., REIT	(2,096)	(38,462)
Macerich Co. (The), REIT	(710)	(41,223)
Prologis, Inc., REIT	(2,413)	(141,498)
Simon Property Group, Inc., REIT	(1,138)	(184,083)
SL Green Realty Corp., REIT	(496)	(52,477)
Vornado Realty Trust, REIT	(929)	(87,233)
Welltower, Inc., REIT	(1,607)	(120,284)

		(1,570,140)

Retailing — (4.9)%
Advance Auto Parts, Inc.	(364)	(42,439)
Amazon.com, Inc.*	(403)	(390,104)
Dollar General Corp.	(84)	(6,056)
Expedia, Inc.	(768)	(114,394)
Genuine Parts Co.	(724)	(67,158)
Netflix, Inc.*	(2,120)	(316,749)
Priceline Group, Inc. (The)*	(97)	(181,439)
TJX Cos., Inc. (The)	(482)	(34,786)
Tractor Supply Co.	(635)	(34,423)
TripAdvisor, Inc.*	(710)	(27,122)
Ulta Beauty, Inc.*	(114)	(32,757)

		(1,247,427)

Semiconductors & Semiconductor Equipment — (4.1)%
Advanced Micro Devices, Inc.*	(4,620)	(57,658)
Analog Devices, Inc.	(1,829)	(142,296)
Broadcom Ltd. (Singapore)	(1,402)	(326,736)
Micron Technology, Inc.*	(5,944)	(177,488)
NVIDIA Corp.	(1,967)	(284,350)
Qorvo, Inc.*	(640)	(40,525)

		(1,029,053)

Software & Services — (6.0)%
Adobe Systems, Inc.*	(917)	(129,700)
Akamai Technologies, Inc.*	(849)	(42,289)
Alliance Data Systems Corp.	(283)	(72,643)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alphabet, Inc., Class A*	(27)	$(25,101)
ANSYS, Inc.*	(3)	(365)
Autodesk, Inc.*	(1,097)	(110,600)
DXC Technology Co.	(1,391)	(106,718)
Fiserv, Inc.*	(297)	(36,335)
Gartner, Inc.*	(408)	(50,392)
Global Payments, Inc.	(270)	(24,386)
Microsoft Corp.	(3,382)	(233,121)
PayPal Holdings, Inc.*	(1,552)	(83,296)
Red Hat, Inc.*	(881)	(84,356)
salesforce.com, Inc.*	(3,493)	(302,494)
Symantec Corp.	(3,023)	(85,400)
Synopsys, Inc.*	(373)	(27,203)
Verisign, Inc.*	(668)	(62,097)
Western Union Co. (The)	(2,316)	(44,120)

		(1,520,616)

Technology Hardware & Equipment — (0.1)%
Xerox Corp.	(1,247)	(35,826)

Telecommunication Services — (0.7)%
CenturyLink, Inc.	(2,692)	(64,285)
Level 3 Communications, Inc.*	(1,775)	(105,258)

		(169,543)

Transportation — (1.5)%
American Airlines Group, Inc.	(2,500)	(125,800)
CSX Corp.	(153)	(8,348)
Kansas City Southern	(525)	(54,941)
Norfolk Southern Corp.	(614)	(74,724)
United Continental Holdings, Inc.*	(1,526)	(114,832)

		(378,645)

Utilities — (3.1)%
Alliant Energy Corp.	(1,117)	(44,870)
Ameren Corp.	(688)	(37,613)
American Water Works Co., Inc.	(893)	(69,609)
Consolidated Edison, Inc.	(727)	(58,756)
Duke Energy Corp.	(759)	(63,445)
Edison International	(1,598)	(124,948)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(728)	$(55,889)
Eversource Energy	(1,317)	(79,955)
NextEra Energy, Inc.	(1,144)	(160,309)
Pinnacle West Capital Corp.	(547)	(46,583)
SCANA Corp.	(700)	(46,907)

		(788,884)

TOTAL COMMON STOCK (Proceeds $20,847,159)		(21,682,816)

TOTAL SECURITIES SOLD SHORT—(85.7)%		(21,682,816)

(Proceeds $20,847,159)
OTHER ASSETS IN EXCESS OF LIABILITIES—0.8%		200,995

NET ASSETS—100.0%		$25,311,291

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $3,844,193.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$44,172,030

Gross unrealized appreciation	$3,734,903
Gross unrealized depreciation	(1,113,821)

Net unrealized appreciation	$2,621,082

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC Public Limited Company

REIT Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.4%
COMMON STOCKS — 139.4%
Automobiles & Components — 1.7%
BorgWarner, Inc.†	155	$6,566
Delphi Automotive PLC (Jersey)†	197	17,267
General Motors Co.†	209	7,300
Goodyear Tire & Rubber Co. (The)	189	6,608

		37,741

Capital Goods — 14.1%
3M Co.†	63	13,116
Allegion PLC (Ireland)†	39	3,164
AMETEK, Inc.†	165	9,994
Arconic, Inc.	360	8,154
Boeing Co. (The)†	391	77,320
Caterpillar, Inc.†	281	30,196
Cummins, Inc.†	118	19,142
Emerson Electric Co.†	445	26,531
Fastenal Co.	83	3,613
Fluor Corp.	102	4,670
Honeywell International, Inc.†	344	45,852
Ingersoll-Rand PLC (Ireland)†	183	16,724
Jacobs Engineering Group, Inc.†	87	4,732
Johnson Controls International PLC (Ireland)	668	28,965
L3 Technologies, Inc.	56	9,357
Rockwell Collins, Inc.	26	2,732
Snap-on, Inc.†	42	6,636
United Rentals, Inc.*	5	564
WW Grainger, Inc.†(a)	44	7,943

		319,405

Commercial & Professional Services — 1.6%
Nielsen Holdings PLC (United Kingdom)	87	3,363
Republic Services, Inc.	129	8,221
Robert Half International, Inc.†	92	4,410
Stericycle, Inc.*	64	4,884
Waste Management, Inc.†	195	14,303

		35,181

Consumer Durables & Apparel — 4.0%
Coach, Inc.	205	9,705
Garmin Ltd. (Switzerland)†	132	6,736
Hanesbrands, Inc.(a)	276	6,392
Hasbro, Inc.	91	10,147
Mattel, Inc.	250	5,383

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)*	122	$4,422
Newell Brands, Inc.†	264	14,156
PVH Corp.†	56	6,412
Ralph Lauren Corp.†	60	4,428
VF Corp.†	302	17,395
Whirlpool Corp.	31	5,940

		91,116

Consumer Services — 3.6%
Hilton Worldwide Holdings, Inc.	235	14,535
Marriott International, Inc., Class A	1	100
McDonald’s Corp.†	265	40,587
Wyndham Worldwide Corp.†	79	7,932
Yum! Brands, Inc.	252	18,588

		81,742

Diversified Financials — 2.0%
CME Group, Inc.†	160	20,038
Moody’s Corp.†	136	16,548
Nasdaq, Inc.†	121	8,650

		45,236

Energy — 3.7%
Apache Corp.	275	13,181
ConocoPhillips†	889	39,080
Marathon Oil Corp.	609	7,217
Murphy Oil Corp.	36	923
Transocean Ltd. (Switzerland)(a)*	51	420
Valero Energy Corp.†	322	21,722

		82,543

Food & Staples Retailing — 9.1%
CVS Health Corp.†	775	62,357
Kroger Co. (The)†	668	15,578
Sysco Corp.	382	19,226
Walgreens Boots Alliance, Inc.†	540	42,287
Wal-Mart Stores, Inc.†	890	67,355

		206,803

Food, Beverage & Tobacco — 8.0%
Altria Group, Inc.†	507	37,756
Archer-Daniels-Midland Co.†	413	17,090
Campbell Soup Co.	222	11,577
Conagra Brands, Inc.†	317	11,336
Dr Pepper Snapple Group, Inc.†	134	12,209
General Mills, Inc.†	226	12,520
Hershey Co. (The)†	156	16,750

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.(a)	286	$9,756
JM Smucker Co. (The)	83	9,821
McCormick & Co., Inc., non-voting shares	41	3,998
Philip Morris International, Inc.†	77	9,044
Reynolds American, Inc.†	182	11,837
Tyson Foods, Inc., Class A†	268	16,785

		180,479

Health Care Equipment & Services — 13.7%
Aetna, Inc.†	254	38,565
AmerisourceBergen Corp.	161	15,219
Anthem, Inc.†	192	36,121
Baxter International, Inc.†	83	5,025
Centene Corp.†*	125	9,985
Cigna Corp.†	182	30,465
Express Scripts Holding Co.†*	458	29,239
HCA Healthcare, Inc.†*	269	23,457
Humana, Inc.†	109	26,228
Laboratory Corp. of America Holdings*	77	11,869
McKesson Corp.†	151	24,846
Medtronic PLC (Ireland)	148	13,135
Patterson Cos., Inc.(a)	69	3,240
Quest Diagnostics, Inc.†	75	8,337
UnitedHealth Group, Inc.†	150	27,813
Varian Medical Systems, Inc.*	67	6,914

		310,458

Household & Personal Products — 3.9%
Church & Dwight Co., Inc.†	159	8,249
Estee Lauder Cos., Inc. (The), Class A†	271	26,011
Kimberly-Clark Corp.†	227	29,308
Procter & Gamble Co. (The)†	274	23,879

		87,447

Insurance — 1.2%
Allstate Corp. (The)	3	265
Aon PLC (United Kingdom)†	157	20,873
Chubb Ltd. (Switzerland)	2	291
Everest Re Group Ltd. (Bermuda)	4	1,018
Progressive Corp. (The)	98	4,321

		26,768

Materials — 7.5%
Air Products & Chemicals, Inc.†	159	22,747

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Albemarle Corp.	41	$4,327
Dow Chemical Co. (The)†	290	18,290
EI du Pont de Nemours & Co.†	628	50,686
FMC Corp.†	5	365
Freeport-McMoRan, Inc.†*	955	11,470
LyondellBasell Industries NV, Class A (Netherlands)†	293	24,726
PPG Industries, Inc.†	7	770
Sealed Air Corp.	141	6,311
Sherwin-Williams Co. (The)†	65	22,812
WestRock Co.†	118	6,686

		169,190

Media — 10.8%
CBS Corp., Class B, non-voting shares†	299	19,070
Comcast Corp., Class A†	762	29,657
Discovery Communications, Inc., Class A†(a) *	430	11,107
Interpublic Group of Cos., Inc. (The)† .	289	7,109
News Corp., Class A†	423	5,795
Omnicom Group, Inc.†	171	14,176
Scripps Networks Interactive, Inc., Class A†(a)	94	6,421
Time Warner, Inc.†	549	55,125
Twenty-First Century Fox, Inc., Class A†	1,329	37,664
Viacom, Inc., Class B	289	9,702
Walt Disney Co. (The)†	459	48,769

		244,595

Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
AbbVie, Inc.†	355	25,741
Amgen, Inc.†	200	34,446
Biogen, Inc.†*	157	42,604
Bristol-Myers Squibb Co.	92	5,126
Gilead Sciences, Inc.†	946	66,958
Mylan NV (Netherlands)*	373	14,480
Pfizer, Inc.†	179	6,013

		195,368

Real Estate — 4.7%
Alexandria Real Estate Equities, Inc., REIT	8	964
AvalonBay Communities, Inc., REIT	38	7,302
CBRE Group, Inc., Class A, REIT*	241	8,772
Digital Realty Trust, Inc., REIT	7	791

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Essex Property Trust, Inc., REIT	37	$9,519
Extra Space Storage, Inc., REIT(a)	89	6,942
Iron Mountain, Inc., REIT	191	6,563
Mid-America Apartment Communities, Inc., REIT	82	8,641
Public Storage, REIT	48	10,009
Realty Income Corp., REIT(a)	196	10,815
Regency Centers Corp., REIT	121	7,579
UDR, Inc., REIT	193	7,521
Ventas, Inc., REIT	49	3,405
Weyerhaeuser Co., REIT†	545	18,258

		107,081

Retailing — 8.4%
AutoNation, Inc.*	69	2,909
AutoZone, Inc.†*	20	11,409
Bed Bath & Beyond, Inc.†	111	3,374
Best Buy Co., Inc.†	230	13,186
Dollar Tree, Inc.*	77	5,384
Foot Locker, Inc.	94	4,632
Gap, Inc. (The)†	21	462
Home Depot, Inc. (The)†	253	38,810
Kohl’s Corp.†	75	2,900
L Brands, Inc.(a)	109	5,874
LKQ Corp.*	222	7,315
Lowe’s Cos., Inc.	601	46,596
Macy’s, Inc.	77	1,789
O’Reilly Automotive, Inc.*	64	13,999
Ross Stores, Inc.	208	12,008
Signet Jewelers Ltd. (Bermuda)(a)	46	2,909
Staples, Inc.	468	4,713
Target Corp.†	158	8,262
Tiffany & Co.	40	3,755

		190,286

Semiconductors & Semiconductor Equipment — 6.5%
Applied Materials, Inc.†	785	32,428
Intel Corp.†	1,428	48,181
KLA-Tencor Corp.†	114	10,432
Lam Research Corp.†	133	18,810
QUALCOMM, Inc.	2	110
Skyworks Solutions, Inc.	134	12,857
Texas Instruments, Inc.†	316	24,310

		147,128

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 7.7%
Accenture PLC, Class A (Ireland)†	113	$13,976
Automatic Data Processing, Inc.†	243	24,898
CA, Inc.†	171	5,894
Citrix Systems, Inc.*	105	8,356
CSRA, Inc.†	115	3,651
eBay, Inc.†*	689	24,060
Fidelity National Information Services, Inc.	12	1,025
International Business Machines Corp.†	256	39,380
Intuit, Inc.	183	24,304
Oracle Corp.	292	14,641
Paychex, Inc.†	260	14,804
Visa, Inc., Class A	1	94

		175,083

Technology Hardware & Equipment — 10.6%
Apple, Inc.†	467	67,257
Cisco Systems, Inc.†	1,891	59,188
F5 Networks, Inc.†*	47	5,972
FLIR Systems, Inc.†	97	3,362
Harris Corp.	87	9,490
Hewlett Packard Enterprise Co.†	1,183	19,626
HP, Inc.†	1,201	20,994
Juniper Networks, Inc.†	278	7,751
Motorola Solutions, Inc.	120	10,409
NetApp, Inc.	197	7,890
Seagate Technology PLC (Ireland)†	215	8,331
TE Connectivity Ltd. (Switzerland)†	10	787
Western Digital Corp.†	209	18,517

		239,574

Telecommunication Services — 2.2%
Verizon Communications, Inc.†	1,122	50,109

Transportation — 4.9%
Alaska Air Group, Inc.†	63	5,655
CH Robinson Worldwide, Inc.†	103	7,074
Delta Air Lines, Inc.†	520	27,945
Expeditors International of Washington, Inc.	130	7,342
FedEx Corp.	105	22,820
Southwest Airlines Co.†	432	26,844
United Continental Holdings, Inc.†*	162	12,190

		109,870

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.9%
FirstEnergy Corp.	18	$525
NiSource, Inc.	233	5,909
NRG Energy, Inc.†	229	3,943
WEC Energy Group, Inc.	173	10,619

		20,996

TOTAL COMMON STOCKS (Cost $2,938,631)		3,154,199

TOTAL LONG POSITIONS—139.4%		3,154,199

(Cost $2,938,631)**

SHORT POSITIONS — (40.0)%
COMMON STOCKS — (40.0)%
Automobiles & Components — (0.4)%
Ford Motor Co.	(520)	(5,819)
Harley-Davidson, Inc.	(37)	(1,999)

		(7,818)

Banks — (2.2)%
Bank of America Corp.	(315)	(7,642)
Citigroup, Inc.	(151)	(10,099)
Comerica, Inc.	(37)	(2,710)
Fifth Third Bancorp.	(156)	(4,050)
M&T Bank Corp.	(32)	(5,182)
People’s United Financial, Inc.	(65)	(1,148)
PNC Financial Services Group, Inc. (The)	(7)	(874)
Regions Financial Corp.	(255)	(3,733)
SunTrust Banks, Inc.	(34)	(1,929)
Wells Fargo & Co.	(191)	(10,583)
Zions Bancorporation	(42)	(1,844)

		(49,794)

Capital Goods — (4.1)%
Acuity Brands, Inc.	(10)	(2,033)
Dover Corp.	(29)	(2,326)
Eaton Corp. PLC (Ireland)	(95)	(7,394)
Flowserve Corp.	(28)	(1,300)
Fortive Corp.	(71)	(4,498)
Fortune Brands Home & Security, Inc.	(32)	(2,088)
General Dynamics Corp.	(62)	(12,282)
General Electric Co.	(467)	(12,614)
Masco Corp.	(66)	(2,522)
PACCAR, Inc.	(74)	(4,887)
Parker-Hannifin Corp.	(28)	(4,475)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	(38)	$(2,529)
Raytheon Co.	(49)	(7,913)
Stanley Black & Decker, Inc.	(32)	(4,503)
Textron, Inc.	(57)	(2,685)
United Technologies Corp.	(133)	(16,241)
Xylem, Inc.	(37)	(2,051)

		(92,341)

Commercial & Professional Services — (0.1)%
Verisk Analytics, Inc.*	(36)	(3,037)

Consumer Durables & Apparel — (0.3)%
Leggett & Platt, Inc.	(28)	(1,471)
Mohawk Industries, Inc.*	(16)	(3,867)
NIKE, Inc., Class B	(3)	(177)
Under Armour, Inc., Class C*	(91)	(1,835)

		(7,350)

Consumer Services — (0.6)%
Carnival Corp. (Panama)	(150)	(9,836)
Chipotle Mexican Grill, Inc.*	(3)	(1,248)
Darden Restaurants, Inc.	(23)	(2,080)
Starbucks Corp.	(11)	(641)

		(13,805)

Diversified Financials — (2.5)%
Affiliated Managers Group, Inc.	(12)	(1,990)
American Express Co.	(185)	(15,584)
Ameriprise Financial, Inc.	(33)	(4,201)
Bank of New York Mellon Corp. (The) .	(148)	(7,551)
Capital One Financial Corp.	(51)	(4,214)
Discover Financial Services	(34)	(2,114)
Franklin Resources, Inc.	(120)	(5,375)
Intercontinental Exchange, Inc.	(123)	(8,108)
Invesco Ltd. (Bermuda)	(86)	(3,026)
Navient Corp.	(64)	(1,066)
State Street Corp.	(36)	(3,230)
Synchrony Financial	(3)	(89)

		(56,548)

Energy — (2.6)%
Anadarko Petroleum Corp.	(113)	(5,123)
Baker Hughes a GE Co. LLC	(89)	(4,851)
Chesapeake Energy Corp.*	(183)	(910)
Cimarex Energy Co.	(19)	(1,786)
Concho Resources, Inc.*	(30)	(3,646)
EOG Resources, Inc.	(80)	(7,242)
EQT Corp.	(35)	(2,051)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.	(23)	$(1,250)
Hess Corp.	(66)	(2,896)
Kinder Morgan, Inc.	(95)	(1,820)
National Oilwell Varco, Inc.	(79)	(2,602)
Newfield Exploration Co.*	(41)	(1,167)
Noble Energy, Inc.	(90)	(2,547)
Occidental Petroleum Corp.	(76)	(4,550)
Phillips 66	(73)	(6,036)
Pioneer Natural Resources Co.	(29)	(4,628)
Range Resources Corp.	(51)	(1,182)
TechnipFMC PLC (United Kingdom)*	(96)	(2,611)
Tesoro Corp.	(25)	(2,340)

		(59,238)

Food & Staples Retailing — (0.1)%
Whole Foods Market, Inc.	(65)	(2,737)

Food, Beverage & Tobacco — (3.2)%
Brown-Forman Corp., Class B	(83)	(4,034)
Coca-Cola Co. (The)	(382)	(17,133)
Constellation Brands, Inc., Class A	(39)	(7,555)
Kellogg Co.	(72)	(5,001)
Kraft Heinz Co. (The)	(174)	(14,901)
Molson Coors Brewing Co., Class B	(45)	(3,885)
Mondelez International, Inc., Class A .	(321)	(13,864)
Monster Beverage Corp.*	(28)	(1,391)
PepsiCo, Inc.	(44)	(5,082)

		(72,846)

Health Care Equipment & Services — (3.1)%
Abbott Laboratories	(240)	(11,666)
Align Technology, Inc.*	(16)	(2,402)
Becton Dickinson and Co.	(45)	(8,780)
Boston Scientific Corp.*	(184)	(5,101)
Cardinal Health, Inc.	(65)	(5,065)
Cerner Corp.*	(67)	(4,453)
Cooper Cos., Inc. (The)	(10)	(2,394)
CR Bard, Inc.	(16)	(5,058)
Danaher Corp.	(86)	(7,258)
DaVita, Inc.*	(40)	(2,590)
Envision Healthcare Corp.*	(25)	(1,567)
Henry Schein, Inc.*	(17)	(3,111)
Hologic, Inc.*	(58)	(2,632)
IDEXX Laboratories, Inc.*	(19)	(3,067)
Intuitive Surgical, Inc.*	(1)	(935)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	(20)	$(2,442)
Zimmer Biomet Holdings, Inc.	(3)	(385)

		(68,906)

Household & Personal Products — (0.4)%
Clorox Co. (The)	(18)	(2,398)
Colgate-Palmolive Co.	(43)	(3,188)
Coty, Inc., Class A	(157)	(2,945)

		(8,531)

Insurance — (2.8)%
Aflac, Inc.	(83)	(6,447)
American International Group, Inc.	(168)	(10,503)
Arthur J Gallagher & Co.	(37)	(2,118)
Assurant, Inc.	(13)	(1,348)
Hartford Financial Services Group, Inc. (The)	(24)	(1,262)
Lincoln National Corp.	(48)	(3,244)
Loews Corp.	(6)	(281)
Marsh & McLennan Cos., Inc.	(106)	(8,264)
MetLife, Inc.	(230)	(12,636)
Principal Financial Group, Inc.	(60)	(3,844)
Prudential Financial, Inc.	(90)	(9,733)
Torchmark Corp.	(15)	(1,148)
Unum Group	(49)	(2,285)

		(63,113)

Materials — (2.2)%
Avery Dennison Corp.	(19)	(1,679)
CF Industries Holdings, Inc.	(49)	(1,370)
Eastman Chemical Co.	(31)	(2,604)
Ecolab, Inc.	(64)	(8,496)
International Flavors & Fragrances, Inc.	(17)	(2,295)
International Paper Co.	(86)	(4,868)
Martin Marietta Materials, Inc.	(14)	(3,116)
Monsanto Co.	(89)	(10,534)
Mosaic Co. (The)	(74)	(1,689)
Newmont Mining Corp.	(110)	(3,563)
Nucor Corp.	(67)	(3,877)
Praxair, Inc.	(23)	(3,049)
Vulcan Materials Co.	(28)	(3,547)

		(50,687)

Media — (0.3)%
DISH Network Corp., Class A*	(97)	(6,088)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(68)	$(4,033)
Alexion Pharmaceuticals, Inc.*	(28)	(3,407)
Allergan PLC (Ireland)	(69)	(16,773)
Illumina, Inc.*	(31)	(5,379)
Incyte Corp.*	(44)	(5,540)
Johnson & Johnson	(6)	(794)
Mallinckrodt PLC (Ireland)*	(22)	(986)
Merck & Co., Inc.	(75)	(4,807)
Mettler-Toledo International, Inc.*	(6)	(3,531)
PerkinElmer, Inc.	(23)	(1,567)
Perrigo Co. PLC (Ireland)	(29)	(2,190)
Regeneron Pharmaceuticals, Inc.*	(25)	(12,278)
Vertex Pharmaceuticals, Inc.*	(53)	(6,830)
Waters Corp.*	(2)	(368)
Zoetis, Inc.	(102)	(6,363)

		(74,846)

Real Estate — (2.8)%
Apartment Investment & Management Co., Class A, REIT	(33)	(1,418)
Boston Properties, Inc., REIT	(32)	(3,937)
Crown Castle International Corp., REIT	(75)	(7,514)
Equinix, Inc., REIT	(16)	(6,867)
Equity Residential, REIT	(77)	(5,069)
GGP, Inc., REIT	(183)	(4,311)
HCP, Inc., REIT	(97)	(3,100)
Host Hotels & Resorts, Inc., REIT	(155)	(2,832)
Kimco Realty Corp., REIT	(89)	(1,633)
Macerich Co. (The), REIT	(31)	(1,800)
Prologis, Inc., REIT	(110)	(6,450)
Simon Property Group, Inc., REIT	(50)	(8,088)
SL Green Realty Corp., REIT	(22)	(2,328)
Vornado Realty Trust, REIT	(40)	(3,756)
Welltower, Inc., REIT	(52)	(3,892)

		(62,995)

Retailing — (2.1)%
Advance Auto Parts, Inc.	(16)	(1,866)
Amazon.com, Inc.*	(13)	(12,584)
Expedia, Inc.	(33)	(4,915)
Genuine Parts Co.	(31)	(2,876)
Netflix, Inc.*	(90)	(13,447)
Priceline Group, Inc. (The)*	(4)	(7,482)
TJX Cos., Inc. (The)	(29)	(2,093)
Tractor Supply Co.	(27)	(1,464)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TripAdvisor, Inc.*	(31)	$(1,184)

		(47,911)

Semiconductors & Semiconductor Equipment — (2.1)%
Advanced Micro Devices, Inc.*	(195)	(2,434)
Analog Devices, Inc.	(76)	(5,913)
Broadcom Ltd. (Singapore)	(61)	(14,216)
Micron Technology, Inc.*	(252)	(7,525)
NVIDIA Corp.	(87)	(12,577)
Qorvo, Inc.*	(28)	(1,773)
Xilinx, Inc.	(56)	(3,602)

		(48,040)

Software & Services — (2.4)%
Adobe Systems, Inc.*	(19)	(2,687)
Akamai Technologies, Inc.*	(36)	(1,793)
Alliance Data Systems Corp.	(12)	(3,080)
Autodesk, Inc.*	(46)	(4,638)
DXC Technology Co.	(59)	(4,526)
Gartner, Inc.*	(18)	(2,223)
Global Payments, Inc.	(32)	(2,890)
Microsoft Corp.	(127)	(8,754)
PayPal Holdings, Inc.*	(3)	(161)
Red Hat, Inc.*	(38)	(3,637)
salesforce.com, Inc.*	(140)	(12,124)
Symantec Corp.	(131)	(3,701)
Verisign, Inc.*	(29)	(2,696)
Western Union Co. (The)	(98)	(1,867)

		(54,777)

Technology Hardware & Equipment — (0.1)%
Xerox Corp.	(53)	(1,523)

Telecommunication Services — (0.4)%
AT&T, Inc.	(48)	(1,811)
CenturyLink, Inc.	(115)	(2,746)
Level 3 Communications, Inc.*	(76)	(4,507)

		(9,064)

Transportation — (0.7)%
American Airlines Group, Inc.	(107)	(5,384)
CSX Corp.	(6)	(327)
Kansas City Southern	(23)	(2,407)
Norfolk Southern Corp.	(56)	(6,815)

		(14,933)

Utilities — (1.2)%
Alliant Energy Corp.	(47)	(1,888)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Ameren Corp.	(12)	$(656)
American Electric Power Co., Inc.	(1)	(69)
American Water Works Co., Inc.	(37)	(2,884)
Consolidated Edison, Inc.	(19)	(1,536)
Duke Energy Corp.	(4)	(334)
Edison International	(67)	(5,239)
Entergy Corp.	(38)	(2,917)
Eversource Energy	(54)	(3,278)
NextEra Energy, Inc.	(37)	(5,185)
Pinnacle West Capital Corp.	(23)	(1,959)
SCANA Corp.	(30)	(2,010)

		(27,955)

TOTAL COMMON STOCK (Proceeds $870,955)		(904,883)

TOTAL SECURITES SOLD SHORT - (40.0)%		(904,883)

(Proceeds $870,955)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		13,099

NET ASSETS - 100.0%		$2,262,415

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $47,683.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$2,938,631

Gross unrealized appreciation	$281,962
Gross unrealized depreciation	(66,394)

Net unrealized appreciation	$215,568

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.0%
COMMON STOCKS — 121.0%
Automobiles & Components — 2.3%
American Axle & Manufacturing Holdings, Inc.*	2,350	$36,660
BorgWarner, Inc.†	31,396	1,329,935
Cooper Tire & Rubber Co.†	306	11,047
Cooper-Standard Holdings, Inc.†*	12,216	1,232,228
Delphi Automotive PLC (Jersey)†(a)	22,537	1,975,368
Dorman Products, Inc.(a)(b)*	11,911	985,873
Ford Motor Co.†(b)	43,747	489,529
General Motors Co.†	42,855	1,496,925
Goodyear Tire & Rubber Co. (The)†	58,894	2,058,934
Harley-Davidson, Inc.†(a)(b)	12,392	669,416
Lear Corp.†	2,852	405,212
Magna International, Inc. (Canada)†	73,847	3,421,332
Motorcar Parts of America, Inc.(b)*	1,659	46,850
Standard Motor Products, Inc.†(b)	3,819	199,428
Thor Industries, Inc.†	11,574	1,209,714
Winnebago Industries, Inc.†(b)	24,998	874,930

		16,443,381

Capital Goods — 14.7%
3M Co.†	523	108,883
AGCO Corp.†	9,254	623,627
Alamo Group, Inc.†	1,244	112,968
Allegion PLC (Ireland)†(b)	14,126	1,145,901
American Woodmark Corp.†(a)(b)*	4,158	397,297
AMETEK, Inc.†(a)	72,336	4,381,391
AO Smith Corp.	579	32,615
Applied Industrial Technologies, Inc.(a)(b)	3,742	220,965
Arconic, Inc.†	56,370	1,276,780
Argan, Inc.†(a)	38,977	2,338,620
AZZ, Inc.(a)(b)	2,201	122,816
Barnes Group, Inc.†(b)	3,448	201,811
Boeing Co. (The)†	15,327	3,030,914
CAE, Inc. (Canada)	2,471	42,600
Caterpillar, Inc.†	49,897	5,361,932
Chart Industries, Inc.†*	29,621	1,028,737
Colfax Corp.†(a)(b)*	9,485	373,424
Continental Building Products, Inc.†* .	36,856	858,745
Crane Co.†	43,482	3,451,601
Cummins, Inc.†	7,724	1,252,987
Curtiss-Wright Corp.†	7,637	700,924
Deere & Co.†	5,684	702,486
DigitalGlobe, Inc.†*	24,811	826,206

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Donaldson Co., Inc.†	2,904	$132,248
EMCOR Group, Inc.†	49,831	3,257,951
Emerson Electric Co.†	94,562	5,637,786
EnerSys†(a)	25,738	1,864,718
Fastenal Co.†(a)(b)	53,788	2,341,392
Flowserve Corp.(b)	6,056	281,180
Fluor Corp.†(b)	50,700	2,321,046
Fortive Corp.†	12,861	814,744
Generac Holdings, Inc.(b)*	4,885	176,495
General Electric Co.†(a)	21,696	586,009
Gibraltar Industries, Inc.†(a)(b)*	44,901	1,600,721
GMS, Inc.(a)(b)*	1,324	37,204
Gorman-Rupp Co. (The)†	3,639	92,685
Harsco Corp.†*	16,916	272,348
HD Supply Holdings, Inc.†(a)*	56,560	1,732,433
Hillenbrand, Inc.†(a)	22,678	818,676
Honeywell International, Inc.†	31,455	4,192,637
Hubbell, Inc.†(a)	21,997	2,489,400
Huntington Ingalls Industries, Inc.†	896	166,799
IDEX Corp.†(a)(b)	11,375	1,285,489
Illinois Tool Works, Inc.†	3,768	539,766
Ingersoll-Rand PLC (Ireland)†	17,685	1,616,232
Jacobs Engineering Group, Inc.†	27,100	1,473,969
Johnson Controls International PLC (Ireland)†(a)	34,336	1,488,809
L3 Technologies, Inc.†	9,344	1,561,196
Lincoln Electric Holdings, Inc.†(a)(b)	14,520	1,337,147
Lydall, Inc.†*	180	9,306
MasTec, Inc.†(a)(b)*	70,645	3,189,622
Meritor, Inc.†*	18,688	310,408
Moog, Inc., Class A†(a)*	4,063	291,398
Mueller Water Products, Inc., Class A†(a)	49,711	580,624
National Presto Industries, Inc.†	1,691	186,856
Northrop Grumman Corp.†	6,196	1,590,575
Orbital ATK, Inc.†	1,034	101,704
Oshkosh Corp.†	13,828	952,473
PACCAR, Inc.(a)(b)	8,635	570,255
Parker-Hannifin Corp.†	102	16,302
Primoris Services Corp.(a)(b)	4,664	116,320
Quanta Services, Inc.(a)(b)*	7,188	236,629
Regal Beloit Corp.†	23,630	1,927,027
Rexnord Corp.†(a)(b)*	56,771	1,319,926
Rockwell Automation, Inc.†	7,138	1,156,070

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.†(a)(b)	15,253	$2,409,974
Spirit AeroSystems Holdings, Inc., Class A†	68,633	3,976,596
SPX Corp.†*	48,922	1,230,878
SPX FLOW, Inc.(a)(b)*	8,301	306,141
Terex Corp.†(a)(b)	58,607	2,197,762
Textron, Inc.†	23,004	1,083,488
TransDigm Group, Inc.†(b)	3,087	830,002
TriMas Corp.†(a)(b)*	10,202	212,712
United Rentals, Inc.†(b)*	45,938	5,177,672
Univar, Inc.†*	30,332	885,694
USG Corp.†*	16,993	493,137
Valmont Industries, Inc.	14	2,094
Veritiv Corp.(b)*	41	1,845
Wabash National Corp.†(b)	133,183	2,927,362
Watts Water Technologies, Inc., Class A†(a)(b)	8,873	560,774
WESCO International, Inc.†(a)(b)*	19,964	1,143,937
WW Grainger, Inc.†(b)	23,287	4,204,002

		106,912,875

Commercial & Professional Services — 3.8%
Cintas Corp.†	13,293	1,675,450
Copart, Inc.†(a)(b)*	73,286	2,329,762
Dun & Bradstreet Corp. (The)†(a)(b)	5,268	569,734
Equifax, Inc.†(a)	11,787	1,619,770
Essendant, Inc.†(a)(b)	14,297	212,025
ICF International, Inc.†*	6,835	321,929
IHS Markit Ltd. (Bermuda)*	16,707	735,776
KAR Auction Services, Inc.†	4,119	172,874
Kelly Services, Inc., Class A†(a)(b)	12,954	290,817
Kimball International, Inc., Class B(a)(b)	702	11,716
Korn/Ferry International†(a)	8,937	308,595
LSC Communications, Inc.†(b)	15,816	338,462
ManpowerGroup, Inc.†	5,658	631,716
Matthews International Corp., Class A†	5,703	349,309
Nielsen Holdings PLC (United Kingdom)†(b)	39,293	1,519,067
Quad/Graphics, Inc.†	32,056	734,724
Republic Services, Inc.†	56,692	3,612,981
Ritchie Bros Auctioneers, Inc. (Canada)†	26,437	759,799
Robert Half International, Inc.†(a)	66,971	3,209,920

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
RPX Corp.†*	9,195	$128,270
RR Donnelley & Sons Co.†	14,664	183,887
SP Plus Corp.†(b)*	6,027	184,125
Steelcase, Inc., Class A†	60,249	843,486
Stericycle, Inc.†(a)(b)*	31,171	2,378,971
Tetra Tech, Inc.†(a)	13,879	634,964
TransUnion(b)*	4,318	187,013
TrueBlue, Inc.†*	25,542	676,863
UniFirst Corp.†	1,074	151,112
Verisk Analytics, Inc.†(b)*	1,759	148,407
Waste Management, Inc.†	37,811	2,773,437

		27,694,961

Consumer Durables & Apparel — 3.4%
Cavco Industries, Inc.†*	7,706	999,083
Coach, Inc.†(b)	17,174	813,017
Deckers Outdoor Corp.†(a)(b)*	18,001	1,228,748
DR Horton, Inc.†	25,278	873,860
Fossil Group, Inc.†(b)*	84,456	874,120
Garmin Ltd. (Switzerland)†	61,546	3,140,692
Hanesbrands, Inc.†	40,654	941,547
Hasbro, Inc.†	23,971	2,673,006
La-Z-Boy, Inc.(a)(b)	48,211	1,566,858
Mattel, Inc.†(b)	38,719	833,620
Michael Kors Holdings Ltd. (British Virgin Islands)†*	24,749	897,151
Nautilus, Inc.(a)(b)*	8,066	154,464
Newell Brands, Inc.†	27,333	1,465,595
NIKE, Inc., Class B†	21,658	1,277,822
PulteGroup, Inc.†(b)	31,454	771,567
Ralph Lauren Corp.†	16,797	1,239,619
TopBuild Corp.†(a)(b)*	41,565	2,205,855
VF Corp.†(a)(b)	27,263	1,570,349
Whirlpool Corp.†(a)(b)	1,947	373,084
Wolverine World Wide, Inc.†(b)	33,464	937,327

		24,837,384

Consumer Services — 7.4%
Adtalem Global Education, Inc.†	36,908	1,400,659
Amaya, Inc. (Canada)*	1,342	24,022
Aramark†	23,380	958,112
Bloomin’ Brands, Inc.†(a)(b)	85,227	1,809,369
Bob Evans Farms, Inc.†(a)(b)	10,617	762,619
Bojangles’, Inc.†*	19,175	311,594
Brinker International, Inc.†(b)	73,606	2,804,389
Buffalo Wild Wings, Inc.(b)*	6,598	835,967

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Capella Education Co.†	7,893	$675,641
Cheesecake Factory, Inc. (The)†(b)	15,908	800,172
Choice Hotels International, Inc.	442	28,399
Churchill Downs, Inc.†	550	100,815
Cracker Barrel Old Country Store, Inc.(b)	12,111	2,025,565
Darden Restaurants, Inc.†	10,445	944,646
Dave & Buster’s Entertainment, Inc.*	1,796	119,452
DineEquity, Inc.†(b)	54,319	2,392,752
Eldorado Resorts, Inc.†(b)*	43,609	872,180
Graham Holdings Co., Class B†	1,897	1,137,536
Grand Canyon Education, Inc.*	4,329	339,437
Hilton Worldwide Holdings, Inc.†(a)(b)	67,986	4,204,934
International Game Technology PLC (United Kingdom)†	19,691	360,345
International Speedway Corp., Class A(a)	5,264	197,663
Intrawest Resorts Holdings, Inc.(a)*	12,222	290,150
Jack in the Box, Inc.†	35,414	3,488,279
K12, Inc.(a)(b)*	2,053	36,790
La Quinta Holdings, Inc.†*	6,218	91,840
Las Vegas Sands Corp.(a)(b)	18,203	1,162,990
Marriott International, Inc., Class A†	56,242	5,641,635
McDonald’s Corp.†	15,195	2,327,266
Royal Caribbean Cruises Ltd. (Liberia)†	24,588	2,685,747
Service Corp. International†(a)(b)	89,865	3,005,984
Sonic Corp.†	96,533	2,557,159
Vail Resorts, Inc.†	15,946	3,234,327
Weight Watchers International, Inc.(b)*	67,056	2,241,012
Wyndham Worldwide Corp.†	19,247	1,932,591
Yum! Brands, Inc.†(a)	24,869	1,834,337

		53,636,375

Energy — 5.2%
Alon USA Energy, Inc.(a)(b)	16,132	214,878
Archrock, Inc.†	135,577	1,545,578
Baker Hughes a GE Co. LLC.	1,129	61,542
Cenovus Energy, Inc. (Canada)†	313,489	2,310,414
CONSOL Energy, Inc.†*	40,238	601,156
CVR Energy, Inc.(b)	74,025	1,610,784
Delek US Energy, Inc.†(a)(b)	146,572	3,875,364
Diamond Offshore Drilling, Inc.(b)*	35,063	379,732
Exterran Corp.†(a)*	25,084	669,743

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Fairmount Santrol Holdings, Inc.(b)*	338,758	$1,321,156
Halliburton Co.†	80,137	3,422,651
Imperial Oil Ltd. (Canada)†(b)	27,753	809,833
Kinder Morgan, Inc.†	70,579	1,352,294
Marathon Petroleum Corp.	8,375	438,264
McDermott International, Inc. (Panama)†*	77,310	554,313
Noble Corp. PLC (United Kingdom)†(b)	193,737	701,328
Oceaneering International, Inc.†(a)(b)	55,522	1,268,122
Oil States International, Inc.†(a)(b)*	19,181	520,764
ONEOK, Inc.†(b)	60,401	3,150,516
REX American Resources Corp.†(a)(b)*	8,286	800,096
RowanCos.PLC,ClassA(United Kingdom)†*	113,748	1,164,780
Schlumberger Ltd. (Curacao)†(a)	48,742	3,209,173
Ship Finance International Ltd. (Bermuda)(b)	117,314	1,595,470
Transocean Ltd. (Switzerland)(b)*	93,800	771,974
Unit Corp.(b)*	8,931	167,278
Valero Energy Corp.†	13,754	927,845
Williams Cos., Inc. (The)†	136,462	4,132,069

		37,577,117

Food & Staples Retailing — 2.6%
CVS Health Corp.†	53,941	4,340,093
Ingles Markets, Inc., Class A†	10,832	360,706
Kroger Co. (The)†(a)	190,384	4,439,755
SpartanNash Co.†	18,995	493,110
SUPERVALU, Inc.†*	245,900	809,011
Sysco Corp.†(a)(b)	52,026	2,618,469
United Natural Foods, Inc.†(b)*	32,158	1,180,199
Walgreens Boots Alliance, Inc.†(a)	25,033	1,960,334
Wal-Mart Stores, Inc.†	38,320	2,900,058

		19,101,735

Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.†	20,784	1,547,784
Archer-Daniels-Midland Co.†	94,123	3,894,810
Brown-Forman Corp., Class B†	35,398	1,720,343
Campbell Soup Co.†(a)(b)	96,984	5,057,716
Coca-Cola Co. (The)†	3,550	159,218
Conagra Brands, Inc.†	38,497	1,376,653
Dean Foods Co.†	37,188	632,196
Dr Pepper Snapple Group, Inc.†	23,904	2,177,893

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Flowers Foods, Inc.†(a)(b)	55,471	$960,203
General Mills, Inc.†(b)	31,424	1,740,890
Hershey Co. (The)†	18,355	1,970,776
Hormel Foods Corp.†	28,364	967,496
Ingredion, Inc.†(a)(b)	25,182	3,001,946
JM Smucker Co. (The)†(b)	13,889	1,643,485
Kellogg Co.†(b)	17,725	1,231,179
Kraft Heinz Co. (The)	517	44,276
McCormick & Co., Inc., non-voting shares†	12,462	1,215,170
Mondelez International, Inc., Class A†(a)	7,200	310,968
PepsiCo, Inc.†(a)	26,558	3,067,183
Pinnacle Foods, Inc.†	39,545	2,348,973
Reynolds American, Inc.†(a)	5,494	357,330
Snyder’s-Lance, Inc.†	20,481	709,052
SunOpta, Inc. (Canada)(b)*	14,711	150,052
TreeHouse Foods, Inc.†(a)(b)*	24,424	1,995,197
Tyson Foods, Inc., Class A†	30,744	1,925,497
Universal Corp.†	16,864	1,091,101

		41,297,387

Health Care Equipment & Services — 8.4%
Acadia Healthcare Co., Inc.†*	40,241	1,987,100
AmerisourceBergen Corp.†	19,742	1,866,211
AMN Healthcare Services, Inc.†(a)(b)*	72,315	2,823,901
Analogic Corp.†(b)	9,067	658,717
AngioDynamics, Inc.(a)(b)*	15,081	244,463
Anika Therapeutics, Inc.†(a)(b)*	9,284	458,072
Baxter International, Inc.†	50,809	3,075,977
Becton Dickinson and Co.†	5,555	1,083,836
Boston Scientific Corp.†*	5,744	159,224
Brookdale Senior Living, Inc.(a)(b)*	40,554	596,549
Cerner Corp.†(a)(b)*	20,749	1,379,186
Chemed Corp.†(b)	7,378	1,509,022
Community Health Systems, Inc.†(a)(b)*	145,779	1,451,959
CONMED Corp.†(a)(b)	14,124	719,477
Cooper Cos., Inc. (The)†(b)	1,770	423,773
Cotiviti Holdings, Inc.†(a)(b)*	58,879	2,186,766
CR Bard, Inc.†	2,602	822,518
DaVita, Inc.†*	6,563	425,020
DENTSPLY SIRONA, Inc.†(a)	22,056	1,430,111
Express Scripts Holding Co.†*	40,426	2,580,796
Globus Medical, Inc., Class A†(a)(b)*	18,899	626,502

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Haemonetics Corp.(b)*	5,211	$205,782
Halyard Health, Inc.†*	63,777	2,505,161
HCA Healthcare, Inc.†*	24,153	2,106,142
HealthSouth Corp.†	8,455	409,222
Hill-Rom Holdings, Inc.†	3,445	274,256
HMS Holdings Corp.†*	10,919	202,002
Hologic, Inc.†*	14,058	637,952
ICU Medical, Inc.†*	1,460	251,850
Integer Holdings Corp.†(a)(b)*	32,369	1,399,959
Kindred Healthcare, Inc.†	15,947	185,783
Laboratory Corp. of America Holdings†*	9,526	1,468,338
LHC Group, Inc.(a)(b)*	3,886	263,821
Masimo Corp.†*	5,407	493,010
McKesson Corp.†	17,784	2,926,179
Medtronic PLC (Ireland)†	57,376	5,092,120
Meridian Bioscience, Inc.†(b)	49,482	779,342
National HealthCare Corp.(b)	221	15,501
Omnicell, Inc.(a)(b)*	5,744	247,566
Patterson Cos., Inc.(b)	10,461	491,144
Quality Systems, Inc.†(a)(b)*	28,646	492,998
Quest Diagnostics, Inc.†(a)(b)	17,069	1,897,390
Select Medical Holdings Corp.†*	28,582	438,734
STERIS PLC (United Kingdom)†(a)(b) .	30,479	2,484,038
Tivity Health, Inc.†*	21,757	867,016
US Physical Therapy, Inc.	73	4,409
Varex Imaging Corp.(a)(b)*	22,033	744,715
Varian Medical Systems, Inc.†(a)(b)*	53,011	5,470,205
Veeva Systems, Inc., Class A(a)(b)*	10,826	663,742
Zimmer Biomet Holdings, Inc.†	8,370	1,074,708

		60,602,265

Household & Personal Products — 1.8%
Avon Products, Inc.†*	48,795	185,421
Central Garden & Pet Co., Class A†*	10,003	300,290
Church & Dwight Co., Inc.†	14,184	735,866
Clorox Co. (The)†	3,568	475,400
Colgate-Palmolive Co.†	5,020	372,133
Energizer Holdings, Inc.†(a)(b)	44,701	2,146,542
Estee Lauder Cos., Inc. (The), Class A†	21,202	2,034,968
Kimberly-Clark Corp.†	26,889	3,471,639
Procter & Gamble Co. (The)†	37,237	3,245,205
Revlon, Inc., Class A(b)*	1,692	40,100

		13,007,564

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 5.1%
Agrium, Inc. (Canada)†	6,395	$578,683
Air Products & Chemicals, Inc.†	1,945	278,252
Albemarle Corp.†(a)(b)	14,418	1,521,676
AptarGroup, Inc.†(b)	8,039	698,267
Cabot Corp.†	1,193	63,742
Chase Corp.(b)	68	7,256
Chemours Co. (The)†	3,362	127,487
Domtar Corp.†(a)(b)	62,220	2,390,492
Dow Chemical Co. (The)†(b)	73,018	4,605,245
Eagle Materials, Inc.†	17,878	1,652,285
EI du Pont de Nemours & Co.†	1,369	110,492
FMC Corp.†	4,802	350,786
FutureFuel Corp.(a)	5,567	84,006
Greif, Inc., Class A†	16,667	929,685
Ingevity Corp.†*	6,846	392,960
Innophos Holdings, Inc.†	15,797	692,540
KapStone Paper and Packaging Corp.	732	15,101
Koppers Holdings, Inc.†*	5,101	184,401
Kronos Worldwide, Inc.†(a)(b)	31,267	569,685
Louisiana-Pacific Corp.†*	169,053	4,075,868
Martin Marietta Materials, Inc.†(a)	5,945	1,323,238
Methanex Corp. (Canada)†(b)	90,604	3,991,106
Minerals Technologies, Inc.†(a)	15,299	1,119,887
Myers Industries, Inc.(a)	516	9,262
Neenah Paper, Inc.(a)(b)	2,770	222,293
Packaging Corp. of America†	3,989	444,335
Platform Specialty Products Corp.†*	19,481	247,019
Quaker Chemical Corp.(a)(b)	2,305	334,755
Schweitzer-Mauduit International, Inc.†	13,351	497,058
Sealed Air Corp.†	4,715	211,043
Sensient Technologies Corp.(a)(b)	7,681	618,551
Silgan Holdings, Inc.†	50,956	1,619,382
Trinseo SA (Luxembourg)†	22,459	1,542,933
Tronox Ltd., Class A (Australia)†	57,902	875,478
Westlake Chemical Corp.†	61,080	4,044,107
WR Grace & Co.(a)	3,323	239,289

		36,668,645

Media — 4.9%
AMC Networks, Inc., Class A†(a)(b)*	26,231	1,400,998
CBS Corp., Class B, non-voting shares†	51,403	3,278,483
Comcast Corp., Class A†	116,358	4,528,653

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Discovery Communications, Inc., Class A†(a)(b)*	37,499	$968,599
DISH Network Corp., Class A†(a)(b)*	16,384	1,028,260
Gannett Co., Inc.	6,964	60,726
Gray Television, Inc.†*	12,020	164,674
Interpublic Group of Cos., Inc. (The)†	41,897	1,030,666
MSG Networks, Inc., Class A†(a)(b)*	109,889	2,467,008
News Corp., Class A†(a)	71,791	983,537
Omnicom Group, Inc.†	19,560	1,621,524
Regal Entertainment Group, Class A†(b)	13,904	284,476
Scholastic Corp.(a)(b)	12,966	565,188
Scripps Networks Interactive, Inc., Class A†(b)	14,261	974,169
TEGNA, Inc.†	139,312	2,007,486
Time Warner, Inc.†	33,987	3,412,635
Twenty-First Century Fox, Inc., Class A†	214,153	6,069,096
Viacom, Inc., Class B†(b)	75,639	2,539,201
Walt Disney Co. (The)†	18,268	1,940,975

		35,326,354

Pharmaceuticals, Biotechnology & Life Sciences — 11.3%
AbbVie, Inc.†(a)(b)	33,727	2,445,545
Acorda Therapeutics, Inc.†*	24,323	479,163
Akorn, Inc.†*	17,404	583,730
Alexion Pharmaceuticals, Inc.†*	8,486	1,032,492
AMAG Pharmaceuticals, Inc.†(b)*	153,321	2,821,106
Amgen, Inc.†	20,011	3,446,494
Biogen, Inc.†*	12,086	3,279,657
Bioverativ, Inc.†(a)(b)*	45,415	2,732,620
Bluebird Bio, Inc.(b)*	2,751	288,993
Bristol-Myers Squibb Co.†	14,365	800,418
Bruker Corp.†	13,512	389,686
Celgene Corp.†*	28,482	3,698,957
Eagle Pharmaceuticals, Inc.†(b)*	35,173	2,774,798
Eli Lilly & Co.†	2,771	228,053
Emergent BioSolutions, Inc.†*	15,888	538,762
Enanta Pharmaceuticals, Inc.†*	5,156	185,513
Endo International PLC (Ireland)†*	145,116	1,620,946
Exact Sciences Corp.(b)*	31,493	1,113,907
Exelixis, Inc.†(b)*	205,108	5,051,810
Gilead Sciences, Inc.†	68,111	4,820,897
Immunomedics, Inc.(b)*	63,441	560,184

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
INC Research Holdings, Inc., Class A†*	4,597	$268,925
Incyte Corp.†*	18,358	2,311,456
Innoviva, Inc.(b)*	97,637	1,249,754
Ionis Pharmaceuticals, Inc.†(b)*	73,186	3,722,972
Ironwood Pharmaceuticals, Inc.†(b)*	55,220	1,042,554
Jazz Pharmaceuticals PLC (Ireland)†*	7,774	1,208,857
Johnson & Johnson†	1,546	204,520
Kite Pharma, Inc.*	2,013	208,688
Ligand Pharmaceuticals, Inc.†(b)*	22,289	2,705,885
Loxo Oncology, Inc.(b)*	417	33,439
Merck & Co., Inc.†	8,500	544,765
MiMedx Group, Inc.†(b)*	149,944	2,244,662
Mylan NV (Netherlands)†*	83,376	3,236,656
Myriad Genetics, Inc.†*	68,306	1,765,027
PAREXEL International Corp.†(a)*	12,922	1,123,051
PerkinElmer, Inc.†	15,602	1,063,120
Perrigo Co. PLC (Ireland)†(b)	30,107	2,273,681
Pfizer, Inc.†	33,876	1,137,895
Phibro Animal Health Corp., Class A†(a)	5,191	192,327
PRA Health Sciences, Inc.†*	24,780	1,858,748
Prestige Brands Holdings, Inc.†*	15,088	796,797
Progenics Pharmaceuticals, Inc.†*	31,784	215,813
Quintiles IMS Holdings, Inc.†*	1,827	163,517
Repligen Corp.†(a)(b)*	35,775	1,482,516
Seattle Genetics, Inc.†*	6,604	341,691
Supernus Pharmaceuticals, Inc.(b)*	6,804	293,252
United Therapeutics Corp.†*	22,031	2,858,082
Valeant Pharmaceuticals
International, Inc. (Canada)†*	85,428	1,477,904
Vanda Pharmaceuticals, Inc.†*	44,478	724,991
Vertex Pharmaceuticals, Inc.†*	32,981	4,250,261
VWR Corp.(a)*	2,500	82,525
Waters Corp.†*	4,832	888,315
Xencor, Inc.†*	31,695	669,081
Zoetis, Inc.†	1,338	83,464

		81,618,922

Retailing — 7.1%
Aaron’s, Inc.†	62,209	2,419,930
Asbury Automotive Group, Inc.†*	14,553	822,972
AutoNation, Inc.†*	27,075	1,141,482

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.†(a)(b)*	7,396	$4,219,122
Bed Bath & Beyond, Inc.†(b)	104,168	3,166,707
Best Buy Co., Inc.†	6,500	372,645
Buckle, Inc. (The)†(b)	48,763	867,981
CarMax, Inc.*	3,360	211,882
Chico’s FAS, Inc.†(b)	94,754	892,583
Dollar General Corp.†	6,063	437,082
Dollar Tree, Inc.†*	13,336	932,453
Express, Inc.*	6,770	45,698
Foot Locker, Inc.†(a)(b)	41,086	2,024,718
Gap, Inc. (The)†	22,646	497,986
Home Depot, Inc. (The)†	23,366	3,584,344
HSN, Inc.†	38,539	1,229,394
L Brands, Inc.†	14,486	780,651
Liberty Interactive Corp. QVC Group, Class A†*	13,237	324,836
Lithia Motors, Inc., Class A†(a)(b)	7,537	710,212
LKQ Corp.†*	59,852	1,972,123
Lowe’s Cos., Inc.†(a)	82,018	6,358,856
Macy’s, Inc.†(a)	75,394	1,752,157
Michaels Cos., Inc. (The)†*	69,314	1,283,695
Nordstrom, Inc.(b)	4,837	231,354
Nutrisystem, Inc.†(a)(b)	46,172	2,403,253
O’Reilly Automotive, Inc.†(a)(b)*	11,962	2,616,568
PetMed Express, Inc.(b)	13,155	534,093
Pool Corp.†	582	68,426
RH*	1,178	76,005
Ross Stores, Inc.†(b)	24,194	1,396,720
Signet Jewelers Ltd. (Bermuda)†(b)	8,359	528,623
Staples, Inc.†(a)	204,375	2,058,056
Target Corp.†(b)	43,054	2,251,294
Tiffany & Co.(a)(b)	11,826	1,110,107
TJX Cos., Inc. (The)†(a)	25,929	1,871,296
Urban Outfitters, Inc.(b)*	20,260	375,620

		51,570,924

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Energy Industries, Inc.†(a)(b)*	24,927	1,612,528
Amkor Technology, Inc.†*	102,419	1,000,634
Applied Materials, Inc.†	96,554	3,988,646
Broadcom Ltd. (Singapore)†	2	466
Cabot Microelectronics Corp.†(a)	9,176	677,464
Cirrus Logic, Inc.†*	53,561	3,359,346
Diodes, Inc.†(a)*	11,016	264,714

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
First Solar, Inc.†(b)*	32,020	$1,276,958
Intel Corp.†	129,988	4,385,795
IXYS Corp.	47	773
KLA-Tencor Corp.†(a)	40,486	3,704,874
Lam Research Corp.†(b)	15,674	2,216,774
Marvell Technology Group Ltd. (Bermuda)†(a)	152,185	2,514,096
Maxim Integrated Products, Inc.†(b)	39,530	1,774,897
MaxLinear, Inc.†*	37,157	1,036,309
Microchip Technology, Inc.†(b)	28,068	2,166,288
MKS Instruments, Inc.†	22,261	1,498,165
Photronics, Inc.†*	47,838	449,677
QUALCOMM, Inc.†	16,676	920,849
Rudolph Technologies, Inc.(a)*	6,083	138,997
Skyworks Solutions, Inc.†(a)(b)	33,523	3,216,532
Teradyne, Inc.†(a)	54,487	1,636,245
Texas Instruments, Inc.†(a)	37,756	2,904,569
Xcerra Corp.*	11,131	108,750
Xilinx, Inc.†	9,977	641,721

		41,496,067

Software & Services — 15.0%
Accenture PLC, Class A (Ireland)†	9,428	1,166,055
ACI Worldwide, Inc.(a)(b)*	12,482	279,222
Adobe Systems, Inc.†(a)*	18,027	2,549,739
Alphabet, Inc., Class A†*	4,718	4,386,230
ANSYS, Inc.†*	18,763	2,283,082
Appfolio, Inc., Class A*	9	293
Aspen Technology, Inc.†(a)(b)*	48,506	2,680,441
Automatic Data Processing, Inc.†	24,840	2,545,106
AVG Technologies NV (Netherlands)* .	30,358	751,360
Bankrate, Inc.†*	71,970	924,815
Blucora, Inc.(a)(b)*	45,035	954,742
CA, Inc.†	50,823	1,751,869
CACI International, Inc., Class A†(a)(b)*	14,043	1,756,077
Cadence Design Systems, Inc.†(b)*	15,002	502,417
Cars.com, Inc.†(b)*	75,240	2,003,641
CDK Global, Inc.†(a)(b)	33,977	2,108,613
CGI Group, Inc., Class A (Canada)†*	543	27,731
Citrix Systems, Inc.†*	32,761	2,607,120
CommerceHub, Inc., Class A(a)(b)*	463	8,065
Convergys Corp.†(b)	18,578	441,785
CSRA, Inc.†	60,845	1,931,829

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Descartes Systems Group, Inc. (The) (Canada)*	72	$1,753
eBay, Inc.†*	97,698	3,411,614
Electronic Arts, Inc.†*	33,557	3,547,646
Facebook, Inc., Class A†*	23,575	3,559,354
Fair Isaac Corp.†	2,843	396,343
Fidelity National Information Services, Inc.†(a)	16,542	1,412,687
Fiserv, Inc.(b)*	743	90,899
Global Payments, Inc.(a)(b)	5,615	507,147
Globant SA (Luxembourg)(b)*	1,367	59,382
GTT Communications, Inc.†*	3,316	104,951
IAC/InterActiveCorp.†*	8,533	880,947
International Business Machines Corp.†	30,175	4,641,820
Intuit, Inc.†(a)	44,202	5,870,468
j2 Global, Inc.†	43,932	3,738,174
LogMeIn, Inc.†	2	209
Manhattan Associates, Inc.†*	47,056	2,261,511
MAXIMUS, Inc.†	3,191	199,852
Microsoft Corp.†	52,940	3,649,154
MicroStrategy, Inc., Class A†(a)(b)*	6,996	1,340,923
NIC, Inc.†(a)(b)	61,736	1,169,897
Nuance Communications, Inc.†(a)(b)*	59,768	1,040,561
Open Text Corp. (Canada)†	29,069	916,836
Oracle Corp.†	55,417	2,778,608
Paychex, Inc.†	60,432	3,440,998
Pegasystems, Inc.	62	3,618
Progress Software Corp.†(a)	42,211	1,303,898
Qualys, Inc.†*	9,354	381,643
Science Applications International Corp.†	30,007	2,083,086
SS&C Technologies Holdings, Inc.†(a) .	56,303	2,162,598
Stamps.com, Inc.†*	32,736	5,069,988
Synchronoss Technologies, Inc.†(a)(b)*	54,712	900,012
Synopsys, Inc.†(a)*	50,843	3,707,980
TeleTech Holdings, Inc.(b)	2,240	91,392
TiVo Corp.†	51,515	960,755
Total System Services, Inc.†(a)	3,861	224,903
Trade Desk, Inc. (The), Class A†(b)*	47,447	2,377,569
Travelport Worldwide Ltd. (Bermuda)†(a)	87,551	1,204,702
VASCO Data Security International, Inc.†*	26,116	374,765

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.†(b)*	13,336	$1,239,715
Visa, Inc., Class A†	16,604	1,557,123
VMware, Inc., Class A(b)*	26,861	2,348,457
Web.com Group, Inc.†(a)(b)*	27,765	702,454
WebMD Health Corp.†*	77,199	4,527,721
Western Union Co. (The)†	53,630	1,021,652

		108,925,997

Technology Hardware & Equipment — 9.2%
Amphenol Corp., Class A†	6,078	448,678
Anixter International, Inc.†*	8,043	628,963
Apple, Inc.†	20,079	2,891,777
Arista Networks, Inc.†(b)*	13,569	2,032,500
Avnet, Inc.†(a)	74,559	2,898,854
AVX Corp.†(b)	39,378	643,436
Benchmark Electronics, Inc.†(a)*	68,599	2,215,748
Cisco Systems, Inc.†	173,206	5,421,348
CommScope Holding Co., Inc.†(b)*	107,398	4,084,346
Corning, Inc.†	20,567	618,038
EchoStar Corp., Class A(a)*	9,899	600,869
F5 Networks, Inc.†(a)*	20,366	2,587,704
FLIR Systems, Inc.†	31,982	1,108,496
Harris Corp.†(a)	34,743	3,789,766
Hewlett Packard Enterprise Co.†(a)	230,804	3,829,038
HP, Inc.†	160,528	2,806,029
InterDigital, Inc.†	19,297	1,491,658
Itron, Inc.†(a)*	11,504	779,396
Jabil, Inc.†	13,309	388,490
Juniper Networks, Inc.†(a)	165,071	4,602,179
Mitel Networks Corp. (Canada)(a)*	8,378	61,578
Motorola Solutions, Inc.†	33,854	2,936,496
NCR Corp.†*	16,300	665,692
NetApp, Inc.†(a)(b)	96,886	3,880,284
NetScout Systems, Inc.(a)(b)*	28,887	993,713
OSI Systems, Inc.(a)(b)*	7,245	544,462
Plantronics, Inc.†	22,581	1,181,212
Plexus Corp.†*	2,965	155,870
Rogers Corp.†*	1,647	178,897
Sanmina Corp.†*	37,645	1,434,275
Seagate Technology PLC (Ireland)†(b)	54,803	2,123,616
TE Connectivity Ltd. (Switzerland)†	6,896	542,577
TTM Technologies, Inc.†*	82,949	1,439,995

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Vishay Intertechnology, Inc.†(b)	117,616	$1,952,426
Western Digital Corp.†	22,920	2,030,712
Xerox Corp.†	38,159	1,096,308
Zebra Technologies Corp., Class A†*	15,157	1,523,582

		66,609,008

Telecommunication Services — 2.2%
AT&T, Inc.†(b)	67,874	2,560,886
Cogent Communications Holdings, Inc.(a)(b)	10,724	430,032
Frontier Communications Corp.(b)	3,715,546	4,310,033
Level 3 Communications, Inc.†*	41,756	2,476,131
Rogers Communications, Inc., Class B(Canada)†(a)	34,016	1,605,895
Sprint Corp.†(b)*	68,973	566,268
T-Mobile US, Inc.*	13,951	845,710
Verizon Communications, Inc.†	62,383	2,786,025
Vonage Holdings Corp.†*	76,071	497,504

		16,078,484

Transportation — 5.2%
Alaska Air Group, Inc.†	7,160	642,682
Canadian National Railway Co. (Canada)†(a)	11,917	965,873
CH Robinson Worldwide, Inc.†(b)	28,204	1,937,051
CSX Corp.†	3,383	184,576
Delta Air Lines, Inc.†	62,526	3,360,147
Expeditors International of Washington, Inc.†(a)(b)	41,337	2,334,714
FedEx Corp.†(a)	28,734	6,244,760
Forward Air Corp.†(a)(b)	10,735	571,961
Hawaiian Holdings, Inc.†(a)(b)*	40,656	1,908,799
Heartland Express, Inc.†	67,466	1,404,642
JB Hunt Transport Services, Inc.†	7,042	643,498
Kirby Corp.†(a)(b)*	26,264	1,755,748
Landstar System, Inc.†(a)(b)	17,131	1,466,414
Norfolk Southern Corp.†(a)	11,224	1,365,961
Ryder System, Inc.†	9,370	674,453
Southwest Airlines Co.†	6,884	427,772
Swift Transportation Co.†*	29,833	790,574
Union Pacific Corp.†(a)	51,249	5,581,529
United Continental Holdings, Inc.†*	727	54,707

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B†	7,802	$862,823
XPO Logistics, Inc.†*	66,574	4,302,678

		37,481,362

TOTAL COMMON STOCKS (Cost $810,620,690)		876,886,807

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$715	733
TOTAL CORPORATE BONDS AND NOTES (Cost $715)		733

TOTAL LONG POSITIONS - 121.0%		876,887,540

(Cost $810,621,405)**

	Number of Shares
SHORT POSITIONS — (95.8)%
COMMON STOCKS — (95.8)%
Automobiles & Components — (1.0)%
Dana, Inc.	(122,972)	(2,745,965)
Fox Factory Holding Corp.*	(11,253)	(400,607)
Gentherm, Inc.*	(32,570)	(1,263,716)
LCI Industries	(14,824)	(1,517,978)
Modine Manufacturing Co.*	(34,994)	(579,151)
Tenneco, Inc.	(9,497)	(549,212)

		(7,056,629)

Capital Goods — (10.4)%
AAON, Inc.	(16,822)	(619,891)
AAR Corp.	(32,013)	(1,112,772)
Actuant Corp., Class A	(73,846)	(1,816,612)
Acuity Brands, Inc.	(291)	(59,154)
Advanced Drainage Systems, Inc.	(6,407)	(128,781)
AECOM*	(150,954)	(4,880,343)
Aegion Corp.*	(4,829)	(105,658)
Aerovironment, Inc.*	(31,159)	(1,190,274)
Albany International Corp., Class A	(6,871)	(366,911)
Altra Industrial Motion Corp.	(12,362)	(492,008)
American Railcar Industries, Inc.	(7,769)	(297,553)
Armstrong Flooring, Inc.*	(6,693)	(120,273)
Astec Industries, Inc.	(7,849)	(435,698)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Axon Enterprise, Inc.*	(135,207)	$(3,399,104)
Babcock & Wilcox Enterprises, Inc.*	(25,871)	(304,243)
BWX Technologies, Inc.	(29,906)	(1,457,917)
Carlisle Cos., Inc.	(13,306)	(1,269,392)
CIRCOR International, Inc.	(9,041)	(536,854)
Comfort Systems USA, Inc.	(4,677)	(173,517)
Cubic Corp.	(15,812)	(732,096)
Douglas Dynamics, Inc.	(14,206)	(467,377)
Dycom Industries, Inc.*	(4,803)	(429,964)
Encore Wire Corp.	(10,947)	(467,437)
Energy Recovery, Inc.*	(40,073)	(332,205)
Engility Holdings, Inc.*	(194)	(5,510)
EnPro Industries, Inc.	(9,459)	(675,089)
ESCO Technologies, Inc.	(2,786)	(166,185)
Federal Signal Corp.	(24,496)	(425,250)
Foundation Building Materials, Inc.*	(189)	(2,431)
Franklin Electric Co., Inc.	(9,431)	(390,443)
General Cable Corp.	(5,657)	(92,492)
Granite Construction, Inc.	(53,265)	(2,569,504)
Griffon Corp.	(2,405)	(52,790)
Herc Holdings, Inc.*	(32,990)	(1,297,167)
Hyster-Yale Materials Handling, Inc.	(8,466)	(594,735)
Insteel Industries, Inc.	(11,739)	(387,035)
John Bean Technologies Corp.	(24,144)	(2,366,112)
Kadant, Inc.	(1,248)	(93,850)
Kaman Corp.	(7,723)	(385,146)
KBR, Inc.	(365,662)	(5,565,376)
Kennametal, Inc.	(9,118)	(341,196)
KLX, Inc.*	(4,740)	(237,000)
Kratos Defense & Security Solutions, Inc.*	(170,401)	(2,022,660)
Manitowoc Co., Inc. (The)*	(367,302)	(2,207,485)
Masco Corp.	(71,615)	(2,736,409)
Mercury Systems, Inc.*	(44,954)	(1,892,114)
MRC Global, Inc.*	(82,819)	(1,368,170)
MYR Group, Inc.*	(6,883)	(213,511)
Navistar International Corp.*	(68,176)	(1,788,256)
NCI Building Systems, Inc.*	(19,427)	(324,431)
Nexeo Solutions, Inc.*	(1,307)	(10,848)
Nordson Corp.	(3,540)	(429,473)
NOW, Inc.*	(165,886)	(2,667,447)
Patrick Industries, Inc.*	(4,048)	(294,897)
Pentair PLC (Ireland)	(61,709)	(4,106,117)
PGT Innovations, Inc.*	(18,262)	(233,754)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Proto Labs, Inc.*	(25,145)	$(1,691,001)
Quanex Building Products Corp.	(2,122)	(44,880)
Raven Industries, Inc.	(11,823)	(393,706)
RBC Bearings, Inc.*	(1,530)	(155,693)
REV Group, Inc.	(3,665)	(101,447)
Sensata Technologies Holding NV (Netherlands)*	(2,238)	(95,607)
Simpson Manufacturing Co., Inc.	(17,563)	(767,679)
SiteOne Landscape Supply, Inc.*	(61,304)	(3,191,486)
Standex International Corp.	(1,573)	(142,671)
Sun Hydraulics Corp.	(8,169)	(348,571)
Sunrun, Inc.*	(256,194)	(1,824,101)
Teledyne Technologies, Inc.*	(15,487)	(1,976,916)
Tennant Co.	(3,255)	(240,219)
Textainer Group Holdings Ltd. (Bermuda)	(5,962)	(86,449)
Thermon Group Holdings, Inc.*	(12,618)	(241,887)
Titan International, Inc.	(44,816)	(538,240)
Triumph Group, Inc.	(8,294)	(262,090)
Tutor Perini Corp.*	(9,558)	(274,792)
Universal Forest Products, Inc.	(22,003)	(1,921,082)
Vicor Corp.*	(1,922)	(34,404)
Wabtec Corp.	(11,653)	(1,066,250)
Watsco, Inc.	(4,222)	(651,032)
Welbilt, Inc.*	(53,041)	(999,823)
Wesco Aircraft Holdings, Inc.*	(43,864)	(475,924)
Woodward, Inc.	(8,183)	(553,007)
Xylem, Inc.	(5,563)	(308,357)

		(75,526,231)

Commercial & Professional Services — (2.7)%
ABM Industries, Inc.	(18,926)	(785,807)
ACCO Brands Corp.*	(32,421)	(377,705)
Advanced Disposal Services, Inc.*	(13,700)	(311,401)
Advisory Board Co. (The)*	(84,128)	(4,332,592)
Casella Waste Systems, Inc.*	(1,099)	(18,034)
Clean Harbors, Inc.*	(40,917)	(2,284,396)
Covanta Holding Corp.	(142,951)	(1,886,953)
Exponent, Inc.	(4,659)	(271,620)
FTI Consulting, Inc.*	(3,915)	(136,868)
Healthcare Services Group, Inc.	(20,585)	(963,996)
Herman Miller, Inc.	(25,576)	(777,510)
HNI Corp.	(23,786)	(948,348)
Huron Consulting Group, Inc.*	(169)	(7,301)
Insperity, Inc.	(7,691)	(546,061)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Kforce, Inc.	(991)	$(19,424)
Knoll, Inc.	(49,909)	(1,000,675)
Multi-Color Corp.	(14,892)	(1,215,187)
Navigant Consulting, Inc.*	(2,773)	(54,794)
On Assignment, Inc.*	(12,804)	(693,337)
Team, Inc.*	(8,232)	(193,040)
US Ecology, Inc.	(2,881)	(145,490)
Viad Corp.	(104)	(4,914)
WageWorks, Inc.*	(34,022)	(2,286,278)

		(19,261,731)

Consumer Durables & Apparel — (3.0)%
Acushnet Holdings Corp.	(4,200)	(83,328)
Callaway Golf Co.	(80,880)	(1,033,646)
Crocs, Inc.*	(18,317)	(141,224)
Ethan Allen Interiors, Inc.	(2,756)	(89,019)
Gildan Activewear, Inc. (Canada)	(35,232)	(1,082,679)
Helen Of Troy Ltd. (Bermuda)*	(4,818)	(453,374)
Installed Building Products, Inc.*	(8,253)	(436,996)
iRobot Corp.*	(3,753)	(315,777)
Kate Spade & Co.*	(68,530)	(1,267,120)
Leggett & Platt, Inc.	(9,525)	(500,348)
Lululemon Athletica, Inc.*	(23,184)	(1,383,389)
Mohawk Industries, Inc.*	(4,988)	(1,205,550)
Oxford Industries, Inc.	(7,423)	(463,863)
Polaris Industries, Inc.	(12,120)	(1,117,828)
PVH Corp.	(42,859)	(4,907,356)
Skechers U.S.A., Inc., Class A*	(157,939)	(4,659,200)
Steven Madden Ltd.*	(7,758)	(309,932)
Under Armour, Inc., Class C*	(98,187)	(1,979,450)

		(21,430,079)

Consumer Services — (5.8)%
Belmond Ltd., Class A (Bermuda)*	(10,594)	(140,900)
BJ’s Restaurants, Inc.*	(46,948)	(1,748,813)
Boyd Gaming Corp.	(103,039)	(2,556,397)
Bright Horizons Family Solutions, Inc.*	(26,032)	(2,009,931)
Career Education Corp.*	(16,814)	(161,414)
Carnival Corp. (Panama)	(35,871)	(2,352,061)
Carrols Restaurant Group, Inc.*	(25,966)	(318,083)
Chegg, Inc.*	(92,049)	(1,131,282)
Chipotle Mexican Grill, Inc.*	(7,431)	(3,092,039)
ClubCorp Holdings, Inc.	(56,332)	(737,949)
El Pollo Loco Holdings, Inc.*	(11,126)	(154,095)
Fiesta Restaurant Group, Inc.*	(52,648)	(1,087,181)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Houghton Mifflin Harcourt Co.*	(72,577)	$(892,697)
Hyatt Hotels Corp., Class A*	(102,848)	(5,781,086)
Laureate Education, Inc.,. Class A*	(37,600)	(659,128)
Marcus Corp. (The)	(3,790)	(114,458)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(24,333)	(1,321,039)
Planet Fitness, Inc., Class A	(26,160)	(610,574)
Red Robin Gourmet Burgers, Inc.*	(19,427)	(1,267,612)
Red Rock Resorts, Inc., Class A	(64,165)	(1,511,086)
Restaurant Brands International, Inc. (Canada)	(5,115)	(319,892)
SeaWorld Entertainment, Inc.	(164,633)	(2,678,579)
Shake Shack, Inc., Class A*	(138,126)	(4,817,835)
Six Flags Entertainment Corp.	(17,350)	(1,034,234)
Texas Roadhouse, Inc.	(86,384)	(4,401,265)
Wingstop, Inc.*	(38,394)	(1,186,375)

		(42,086,005)

Energy — (8.0)%
Atwood Oceanics, Inc.*	(12,940)	(105,461)
Basic Energy Services, Inc.*	(21,230)	(528,627)
Cheniere Energy, Inc.*	(43,759)	(2,131,501)
Enbridge, Inc. (Canada)	(159,431)	(6,346,948)
Ensco PLC, Class A (United Kingdom)	(970,290)	(5,006,696)
Forum Energy Technologies, Inc.*	(114,095)	(1,779,882)
Frank’s International NV (Netherlands)	(118,238)	(980,193)
Green Plains, Inc.	(67,049)	(1,377,857)
Helix Energy Solutions Group, Inc.*	(371,992)	(2,098,035)
Helmerich & Payne, Inc.	(9,302)	(505,471)
HollyFrontier Corp.	(192,539)	(5,289,046)
Nabors Industries Ltd. (Bermuda)	(198,300)	(1,614,162)
Newpark Resources, Inc.*	(74,118)	(544,767)
Occidental Petroleum Corp.	(36,887)	(2,208,425)
Par Pacific Holdings, Inc.*	(8,735)	(157,579)
Patterson-UTI Energy, Inc.	(220,031)	(4,442,426)
Pembina Pipeline Corp. (Canada)	(23,647)	(783,189)
Phillips 66	(16,266)	(1,345,036)
Precision Drilling Corp. (Canada)*	(413,541)	(1,410,175)
SEACOR Holdings, Inc.*	(20,176)	(692,037)
SemGroup Corp., Class A	(87,649)	(2,366,523)
Superior Energy Services, Inc.*	(484,477)	(5,053,095)
TechnipFMC PLC (United Kingdom)* .	(78,490)	(2,134,928)
Teekay Corp. (Marshall Island)	(34,110)	(227,514)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Tesoro Corp.	(47,611)	$(4,456,390)
Weatherford International PLC (Ireland)*	(1,135,819)	(4,395,620)

		(57,981,583)

Food & Staples Retailing — (1.8)%
Casey’s General Stores, Inc.	(17,665)	(1,892,098)
Performance Food Group Co.*	(77,011)	(2,110,101)
PriceSmart, Inc.	(12,109)	(1,060,748)
Rite Aid Corp.*	(1,592,628)	(4,698,253)
Smart & Final Stores, Inc.*	(75,685)	(688,734)
Sprouts Farmers Market, Inc.*	(53,922)	(1,222,412)
Weis Markets, Inc.	(1,589)	(77,416)
Whole Foods Market, Inc.	(27,233)	(1,146,782)

		(12,896,544)

Food, Beverage & Tobacco — (4.1)%
B&G Foods, Inc.	(90,543)	(3,223,331)
Blue Buffalo Pet Products, Inc.*	(56,407)	(1,286,644)
Calavo Growers, Inc.	(21,120)	(1,458,336)
Coca-Cola Bottling Co. Consolidated .	(7,722)	(1,767,334)
Darling Ingredients, Inc.*	(77,338)	(1,217,300)
Farmer Brothers Co.*	(2,712)	(82,038)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(21,544)	(1,096,805)
Freshpet, Inc.*	(1,601)	(26,577)
J&J Snack Foods Corp.	(2,957)	(390,531)
John B Sanfilippo & Son, Inc.	(2,605)	(164,402)
Lamb Weston Holdings, Inc.	(6,241)	(274,854)
MGP Ingredients, Inc.	(17,942)	(918,092)
Monster Beverage Corp.*	(81,918)	(4,069,686)
Philip Morris International, Inc.	(30,100)	(3,535,245)
Pilgrim’s Pride Corp.*	(139,321)	(3,053,916)
Post Holdings, Inc.*	(58,123)	(4,513,251)
Tootsie Roll Industries, Inc.	(3,629)	(126,471)
Vector Group Ltd.	(108,302)	(2,308,999)

		(29,513,812)

Health Care Equipment & Services — (8.8)%
Abaxis, Inc.	(3,557)	(188,592)
Abbott Laboratories	(5,359)	(260,501)
ABIOMED, Inc.*	(4,666)	(668,638)
Almost Family, Inc.*	(2,561)	(157,886)
Amedisys, Inc.*	(19,981)	(1,255,007)
American Renal Associates Holdings, Inc.*	(645)	(11,965)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
athenahealth, Inc.*	(30,583)	$(4,298,441)
AtriCure, Inc.*	(29,768)	(721,874)
BioTelemetry, Inc.*	(29,942)	(1,001,560)
Capital Senior Living Corp.*	(6,922)	(105,284)
Cardinal Health, Inc.	(41,474)	(3,231,654)
Cardiovascular Systems, Inc.*	(10,690)	(344,539)
Civitas Solutions, Inc.*	(627)	(10,971)
DexCom, Inc.*	(65,985)	(4,826,803)
Diplomat Pharmacy, Inc.*	(90,857)	(1,344,684)
Endologix, Inc.*	(181,699)	(883,057)
Ensign Group, Inc. (The)	(57,090)	(1,242,849)
Envision Healthcare Corp.*	(90,350)	(5,662,233)
Evolent Health, Inc., Class A*	(118,522)	(3,004,533)
GenMark Diagnostics, Inc.*	(29,878)	(353,457)
Glaukos Corp.*	(7,855)	(325,747)
HealthStream, Inc.*	(7,481)	(196,900)
Inovalon Holdings, Inc., Class A*	(28,130)	(369,910)
Insulet Corp.*	(71,412)	(3,664,150)
iRhythm Technologies, Inc.*	(22,887)	(972,469)
K2M Group Holdings, Inc.*	(67,581)	(1,646,273)
Lantheus Holdings, Inc.*	(2,098)	(37,030)
MEDNAX, Inc.*	(385)	(23,242)
Merit Medical Systems, Inc.*	(16,397)	(625,546)
Natus Medical, Inc.*	(8,654)	(322,794)
Neogen Corp.*	(7,454)	(515,146)
Nevro Corp.*	(58,885)	(4,382,811)
Novadaq Technologies, Inc. (Canada)*	(1,547)	(18,131)
Novocure Ltd. (Jersey)*	(73,810)	(1,276,913)
NuVasive, Inc.*	(1,341)	(103,150)
NxStage Medical, Inc.*	(79,169)	(1,984,767)
OraSure Technologies, Inc.*	(96,064)	(1,658,065)
Owens & Minor, Inc.	(19,236)	(619,207)
Penumbra, Inc.*	(30,884)	(2,710,071)
PharMerica Corp.*	(40,592)	(1,065,540)
Quidel Corp.*	(3,285)	(89,155)
Spectranetics Corp. (The)*	(71,973)	(2,763,763)
Surgery Partners, Inc.*	(9,283)	(211,188)
Teladoc, Inc.*	(41,138)	(1,427,489)
Tenet Healthcare Corp.*	(364,352)	(7,046,568)

		(63,630,553)

Household & Personal Products — (1.2)%
Coty, Inc., Class A	(37,149)	(696,915)
elf Beauty, Inc.*	(47,185)	(1,283,904)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Spectrum Brands Holdings, Inc.	(44,425)	$(5,554,902)
WD-40 Co.	(12,808)	(1,413,363)

		(8,949,084)

Materials — (5.8)%
Avery Dennison Corp.	(48,253)	(4,264,118)
Balchem Corp.	(7,156)	(556,093)
Ball Corp.	(44,922)	(1,896,158)
Berry Global Group, Inc.*	(14,900)	(849,449)
Boise Cascade Co.*	(21,756)	(661,382)
Calgon Carbon Corp.	(19,584)	(295,718)
Clearwater Paper Corp.*	(7,064)	(330,242)
Crown Holdings, Inc.*	(19,657)	(1,172,737)
Eastman Chemical Co.	(54,284)	(4,559,313)
Ferro Corp.*	(52,104)	(952,982)
Flotek Industries, Inc.*	(148,007)	(1,323,183)
GCP Applied Technologies, Inc.*	(27,907)	(851,164)
HB Fuller Co.	(8,332)	(425,849)
Innospec, Inc.	(13,913)	(911,997)
International Flavors & Fragrances, Inc.	(21,341)	(2,881,035)
Kraton Corp.*	(17,138)	(590,233)
Monsanto Co.	(4,452)	(526,939)
Mosaic Co. (The)	(144,836)	(3,306,606)
NewMarket Corp.	(2,330)	(1,072,918)
Owens-Illinois, Inc.*	(47,633)	(1,139,381)
PH Glatfelter Co.	(29,770)	(581,706)
PolyOne Corp.	(7,444)	(288,381)
Praxair, Inc.	(9,816)	(1,301,111)
RPM International, Inc.	(106,847)	(5,828,504)
Scotts Miracle-Gro Co. (The)	(24,831)	(2,221,381)
Sonoco Products Co.	(26,174)	(1,345,867)
Stepan Co.	(1,659)	(144,565)
US Concrete, Inc.*	(1,683)	(132,200)
Valvoline, Inc.	(21,479)	(509,482)
Vulcan Materials Co.	(11,106)	(1,406,908)

		(42,327,602)

Media — (3.7)%
AMC Entertainment Holdings, Inc., Class A	(153,097)	(3,482,957)
Cable One, Inc.	(470)	(334,123)
Charter Communications, Inc., Class A*	(14,405)	(4,852,324)
Entravision Communications Corp., Class A	(1,550)	(10,230)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
EW Scripps Co. (The), Class A*	(41,309)	$(735,713)
John Wiley & Sons, Inc., Class A	(38,668)	(2,039,737)
Live Nation Entertainment, Inc.*	(89,680)	(3,125,348)
Madison Square Garden Co. (The), Class A*	(13,151)	(2,589,432)
MDC Partners, Inc., Class A (Canada)	(947)	(9,375)
National CineMedia, Inc.	(31,785)	(235,845)
New Media Investment Group, Inc.	(45,625)	(615,025)
New York Times Co. (The), Class A	(20,222)	(357,929)
Nexstar Media Group, Inc., Class A	(60,241)	(3,602,412)
Shaw Communications, Inc., Class B (Canada)	(60,431)	(1,316,790)
Sirius XM Holdings, Inc.	(230,436)	(1,260,485)
Time, Inc.	(94,062)	(1,349,790)
World Wrestling Entertainment, Inc.,
Class A	(61,992)	(1,262,777)

		(27,180,292)

Pharmaceuticals, Biotechnology & Life Sciences — (7.8)%
Accelerate Diagnostics, Inc.*	(62,063)	(1,697,423)
Acceleron Pharma, Inc.*	(34,000)	(1,033,260)
Achaogen, Inc.*	(32,718)	(710,962)
Achillion Pharmaceuticals, Inc.*	(196,608)	(902,431)
Aclaris Therapeutics, Inc.*	(26,266)	(712,334)
Aduro Biotech, Inc.*	(31,304)	(356,866)
Aerie Pharmaceuticals, Inc.*	(37,390)	(1,964,843)
Agios Pharmaceuticals, Inc.*	(54,746)	(2,816,682)
Alder Biopharmaceuticals, Inc.*	(125,812)	(1,440,547)
Amicus Therapeutics, Inc.*	(125,315)	(1,261,922)
Amphastar Pharmaceuticals, Inc.*	(11,589)	(206,979)
ANI Pharmaceuticals, Inc.*	(8,098)	(378,986)
Bio-Rad Laboratories, Inc., Class A*	(16,631)	(3,763,762)
Bio-Techne Corp.	(4,568)	(536,740)
Coherus Biosciences, Inc.*	(32,524)	(466,719)
Dermira, Inc.*	(50,074)	(1,459,156)
Editas Medicine, Inc.*	(47,378)	(795,003)
Enzo Biochem, Inc.*	(928)	(10,245)
Epizyme, Inc.*	(33,801)	(510,395)
Five Prime Therapeutics, Inc.*	(32,433)	(976,558)
Flexion Therapeutics, Inc.*	(30,469)	(616,083)
Foundation Medicine, Inc.*	(3,124)	(124,179)
Heron Therapeutics, Inc.*	(146,510)	(2,029,164)
Horizon Pharma PLC (Ireland)*	(148,027)	(1,757,080)
Illumina, Inc.*	(18,740)	(3,251,765)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Inovio Pharmaceuticals, Inc.*	(26,800)	$(210,112)
Insmed, Inc.*	(56,155)	(963,620)
Intercept Pharmaceuticals, Inc.*	(3,198)	(387,182)
Intra-Cellular Therapies, Inc.*	(4,486)	(55,716)
Juno Therapeutics, Inc.*	(8,630)	(257,951)
Keryx Biopharmaceuticals, Inc.*	(94,498)	(683,221)
La Jolla Pharmaceutical Co.*	(50,710)	(1,509,637)
Lexicon Pharmaceuticals, Inc.*	(11,434)	(188,089)
Luminex Corp.	(32,991)	(696,770)
MacroGenics, Inc.*	(9,413)	(164,822)
Medicines Co. (The)*	(78,367)	(2,978,730)
Mettler-Toledo International, Inc.*	(1,102)	(648,571)
Myovant Sciences Ltd. (Bermuda)*	(171)	(2,001)
Natera, Inc.*	(3,583)	(38,911)
Nektar Therapeutics*	(310,770)	(6,075,554)
NeoGenomics, Inc.*	(67,318)	(603,169)
Neurocrine Biosciences, Inc.*	(7,378)	(339,388)
Pacira Pharmaceuticals, Inc.*	(4,010)	(191,277)
Paratek Pharmaceuticals, Inc.*	(45,172)	(1,088,645)
Prothena Corp. PLC (Ireland)*	(20,885)	(1,130,296)
QIAGEN NV (Netherlands)	(14,164)	(474,919)
Radius Health, Inc.*	(29,782)	(1,347,040)
Revance Therapeutics, Inc.*	(28,243)	(745,615)
Spark Therapeutics, Inc.*	(19,155)	(1,144,320)
Synergy Pharmaceuticals, Inc.*	(445,754)	(1,983,605)
TG Therapeutics, Inc.*	(14,873)	(149,474)
Theravance Biopharma, Inc. (Cayman Islands)*	(52,240)	(2,081,242)
Ultragenyx Pharmaceutical, Inc.*	(11,670)	(724,824)

		(56,644,785)

Retailing — (4.8)%
Abercrombie & Fitch Co., Class A	(143,687)	(1,787,466)
Amazon.com, Inc.*	(1,473)	(1,425,864)
American Eagle Outfitters, Inc.	(62,264)	(750,281)
At Home Group, Inc.*	(15,848)	(369,100)
Caleres, Inc.	(28,412)	(789,285)
Camping World Holdings, Inc., Class A	(17,535)	(540,955)
Cato Corp. (The), Class A	(16,830)	(296,040)
Core-Mark Holding Co., Inc.	(25,372)	(838,798)
Etsy, Inc.*	(167,242)	(2,508,630)
Finish Line, Inc. (The), Class A	(16,517)	(234,046)
Five Below, Inc.*	(2,336)	(115,328)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genesco, Inc.*	(11,648)	$(394,867)
Groupon, Inc.*	(86,047)	(330,420)
Guess?, Inc.	(164,788)	(2,105,991)
Kohl’s Corp.	(39,523)	(1,528,354)
Lumber Liquidators Holdings, Inc.*	(130,566)	(3,271,984)
MarineMax, Inc.*	(9,925)	(194,034)
Murphy USA, Inc.*	(57,399)	(4,253,840)
Netflix, Inc.*	(22,178)	(3,313,615)
Ollie’s Bargain Outlet Holdings, Inc.*	(52,644)	(2,242,634)
Party City Holdco, Inc.*	(12,034)	(188,332)
Select Comfort Corp.*	(2,918)	(103,560)
Sonic Automotive, Inc., Class A	(25,292)	(491,929)
Tile Shop Holdings, Inc.	(50,517)	(1,043,176)
Tractor Supply Co.	(62,473)	(3,386,661)
Wayfair, Inc., Class A*	(25,348)	(1,948,754)

		(34,453,944)

Semiconductors & Semiconductor Equipment — (3.0)%
Advanced Micro Devices, Inc.*	(256,738)	(3,204,090)
Analog Devices, Inc.	(5,239)	(407,594)
Axcelis Technologies, Inc.*	(10,368)	(217,210)
Cavium, Inc.*	(8,235)	(511,640)
CEVA, Inc.*	(5,966)	(271,155)
FormFactor, Inc.*	(75,076)	(930,942)
Ichor Holdings Ltd. (Cayman Islands)*	(15,075)	(303,912)
Inphi Corp.*	(123,387)	(4,232,174)
Integrated Device Technology, Inc.*	(57,307)	(1,477,948)
Lattice Semiconductor Corp.*	(156,608)	(1,043,009)
MACOM Technology Solutions Holdings, Inc.*	(58,808)	(3,279,722)
Micron Technology, Inc.*	(26,457)	(790,006)
Monolithic Power Systems, Inc.	(6,323)	(609,537)
PDF Solutions, Inc.*	(9,863)	(162,246)
Power Integrations, Inc.	(8,884)	(647,644)
Semtech Corp.*	(28,935)	(1,034,426)
Synaptics, Inc.*	(4,593)	(237,504)
Veeco Instruments, Inc.*	(43,894)	(1,222,441)
Versum Materials, Inc.	(20,525)	(667,062)
Xperi Corp.	(21,902)	(652,680)

		(21,902,942)

Software & Services — (12.4)%
2U, Inc.*	(13,965)	(655,238)
A10 Networks, Inc.*	(12,876)	(108,673)
Acxiom Corp.*	(27,815)	(722,634)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alliance Data Systems Corp.	(1,597)	$(409,934)
Apptio, Inc., Class A*	(8,605)	(149,297)
Autodesk, Inc.*	(5,767)	(581,429)
Benefitfocus, Inc.*	(25,256)	(918,056)
Black Knight Financial Services, Inc.,
Class A*	(37,013)	(1,515,682)
Blackhawk Network Holdings, Inc.*	(110,898)	(4,835,153)
Blackline, Inc.*	(14,113)	(504,399)
Box, Inc., Class A*	(55,924)	(1,020,054)
BroadSoft, Inc.*	(14,025)	(603,776)
Callidus Software, Inc.*	(95,955)	(2,322,111)
Carbonite, Inc.*	(5,994)	(130,669)
Cardtronics PLC, Class A (United Kingdom)*	(48,917)	(1,607,413)
Conduent, Inc.*	(12,209)	(194,611)
CoreLogic, Inc.*	(46,051)	(1,997,692)
Cornerstone OnDemand, Inc.*	(69,720)	(2,492,490)
Coupa Software, Inc.*	(18,119)	(525,089)
DST Systems, Inc.	(36,819)	(2,271,732)
Euronet Worldwide, Inc.*	(17,583)	(1,536,227)
Everbridge, Inc.*	(8,359)	(203,625)
FireEye, Inc.*	(355,731)	(5,410,668)
First Data Corp., Class A*	(102,516)	(1,865,791)
Forrester Research, Inc.	(3,294)	(128,960)
Gartner, Inc.*	(29,906)	(3,693,690)
Gigamon, Inc.*	(39,444)	(1,552,121)
Gogo, Inc.*	(181,268)	(2,090,020)
Hortonworks, Inc.*	(124,618)	(1,605,080)
HubSpot, Inc.*	(23,258)	(1,529,214)
Imperva, Inc.*	(55,760)	(2,668,116)
Instructure, Inc.*	(34,317)	(1,012,352)
Leidos Holdings, Inc.	(69,613)	(3,598,296)
ManTech International Corp., Class A .	(2,344)	(96,995)
MobileIron, Inc.*	(4,634)	(28,036)
Monotype Imaging Holdings, Inc.	(7,084)	(129,637)
New Relic, Inc.*	(37,217)	(1,600,703)
Nutanix, Inc.,. Class A*	(120,298)	(2,424,005)
Pandora Media, Inc.*	(649,030)	(5,789,348)
Paylocity Holding Corp.*	(18,962)	(856,703)
PayPal Holdings, Inc.*	(6,415)	(344,293)
Proofpoint, Inc.*	(10,438)	(906,332)
PROS Holdings, Inc.*	(37,043)	(1,014,608)
Q2 Holdings, Inc.*	(14,083)	(520,367)
Quotient Technology, Inc.*	(43,902)	(504,873)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Rapid7, Inc.*	(33,333)	$(560,994)
RingCentral, Inc., Class A*	(16,783)	(613,419)
SecureWorks Corp., Class A*	(15,227)	(141,459)
Silver Spring Networks, Inc.*	(17,736)	(200,062)
Splunk, Inc.*	(88,098)	(5,011,895)
Sykes Enterprises, Inc.*	(3,078)	(103,205)
Tableau Software, Inc., Class A*	(21,263)	(1,302,784)
Teradata Corp.*	(4,876)	(143,793)
Twilio, Inc., Class A*	(49,166)	(1,431,222)
Ultimate Software Group, Inc. (The)*	(13,819)	(2,902,819)
Vantiv, Inc., Class A*	(3,988)	(252,600)
Virtusa Corp.*	(63,885)	(1,878,219)
Workday, Inc., Class A*	(5,776)	(560,272)
Workiva, Inc.*	(23,691)	(451,314)
Zendesk, Inc.*	(171,772)	(4,771,826)
Zynga, Inc., Class A*	(1,433,438)	(5,217,714)

		(90,219,789)

Technology Hardware & Equipment — (6.4)%
3D Systems Corp.*	(69,271)	(1,295,368)
BlackBerry Ltd. (Canada)*	(171,339)	(1,711,677)
Brocade Communications Systems, Inc.	(144,921)	(1,827,454)
CalAmp Corp.*	(28,705)	(583,573)
Celestica, Inc. (Canada)*	(30,128)	(409,138)
Ciena Corp.*	(44,178)	(1,105,333)
CTS Corp.	(4,923)	(106,337)
ePlus, Inc.*	(2,818)	(208,814)
Finisar Corp.*	(43,145)	(1,120,907)
Fitbit, Inc., Class A*	(871,357)	(4,626,906)
II-VI, Inc.*	(51,720)	(1,773,996)
Infinera Corp.*	(382,302)	(4,079,162)
Insight Enterprises, Inc.*	(10,076)	(402,939)
IPG Photonics Corp.*	(2,766)	(401,347)
Keysight Technologies, Inc.*	(14,909)	(580,407)
Lumentum Holdings, Inc.*	(9,663)	(551,274)
NETGEAR, Inc.*	(47,497)	(2,047,121)
Palo Alto Networks, Inc.*	(32,837)	(4,393,919)
Pure Storage, Inc., Class A*	(221,342)	(2,835,391)
Quantenna Communications, Inc.*	(11,772)	(223,668)
Sierra Wireless, Inc. (Canada)*	(29,510)	(829,231)
Stratasys Ltd. (Israel)*	(42,275)	(985,430)
Super Micro Computer, Inc.*	(56,470)	(1,391,986)
SYNNEX Corp.	(18,461)	(2,214,582)
Tech Data Corp.*	(29,277)	(2,956,977)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Trimble, Inc.*	(24,143)	$(861,181)
Universal Display Corp.	(14,768)	(1,613,404)
VeriFone Systems, Inc.*	(71,968)	(1,302,621)
ViaSat, Inc.*	(62,761)	(4,154,778)
		(46,594,921)
Telecommunication Services — (1.6)%
ATN International, Inc.	(11,687)	(799,858)
Boingo Wireless, Inc.*	(4,985)	(74,576)
Cincinnati Bell, Inc.*	(52,877)	(1,033,745)
Consolidated Communications
Holdings, Inc.	(5,191)	(111,451)
General Communication, Inc., Class A*	(21,881)	(801,720)
Iridium Communications, Inc.*	(177,039)	(1,956,281)
Shenandoah Telecommunications Co.	(31,635)	(971,193)
Straight Path Communications, Inc.,. Class B*	(5,862)	(1,053,108)
United States Cellular Corp.*	(5,762)	(220,800)
Windstream Holdings, Inc.	(532,397)	(2,065,700)
Zayo Group Holdings, Inc.*	(86,532)	(2,673,839)

		(11,762,271)

Transportation — (3.5)%
Air Transport Services Group, Inc.*	(67,248)	(1,464,661)
ArcBest Corp.	(12,343)	(254,266)
Atlas Air Worldwide Holdings, Inc.*	(29,214)	(1,523,510)
Echo Global Logistics, Inc.*	(34,899)	(694,490)
Genesee & Wyoming, Inc., Class A*	(77,282)	(5,285,316)
Hub Group, Inc., Class A*	(12,715)	(487,620)
JetBlue Airways Corp.*	(35,708)	(815,214)
Kansas City Southern	(51,999)	(5,441,695)
Matson, Inc.	(15,237)	(457,719)
Saia, Inc.*	(5,526)	(283,484)
SkyWest, Inc.	(76,965)	(2,701,472)
Spirit Airlines, Inc.*	(75,542)	(3,901,744)
Werner Enterprises, Inc.	(61,486)	(1,804,614)

		(25,115,805)

TOTAL COMMON STOCK (Proceeds $694,833,977)		(694,534,602)

TOTAL SECURITES SOLD SHORT - (95.8)%		(694,534,602)

(Proceeds $694,833,977)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 74.8%	$542,600,520

NET ASSETS - 100.0%	$724,953,458

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $61,044,893.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$810,621,405

Gross unrealized appreciation	$83,716,437
Gross unrealized depreciation	(17,450,302)

Net unrealized appreciation	$66,266,135

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.9%
COMMON STOCKS — 121.9%
Automobiles & Components — 2.4%
BorgWarner, Inc.†	187	$7,921
Delphi Automotive PLC (Jersey)†	194	17,004
General Motors Co.†	1,220	42,615
Goodyear Tire & Rubber Co. (The)†	222	7,761

		75,301

Banks — 0.7%
Huntington Bancshares, Inc.†	739	9,991
KeyCorp.†	628	11,769

		21,760

Capital Goods — 11.8%
3M Co.†	11	2,290
Allegion PLC (Ireland)†	45	3,650
AMETEK, Inc.†	202	12,235
Arconic, Inc.†	315	7,135
Boeing Co. (The)†	350	69,213
Caterpillar, Inc.†	478	51,366
Cummins, Inc.†	130	21,089
Emerson Electric Co.†	564	33,626
Fastenal Co.†	252	10,970
Fluor Corp.†	123	5,631
Honeywell International, Inc.†	271	36,122
Ingersoll-Rand PLC (Ireland)†	165	15,079
Jacobs Engineering Group, Inc.†	107	5,820
Johnson Controls International PLC (Ireland)†	820	35,555
L3 Technologies, Inc.†	68	11,361
Quanta Services, Inc.*	130	4,280
Rockwell Collins, Inc.†	14	1,471
Snap-on, Inc.†	51	8,058
TransDigm Group, Inc.†(a)	46	12,368
United Rentals, Inc.†*	75	8,453
WW Grainger, Inc.†(a)	52	9,388

		365,160

Commercial & Professional Services — 0.7%
Republic Services, Inc.	55	3,505
Robert Half International, Inc.†	89	4,266
Stericycle, Inc.*	76	5,800
Waste Management, Inc.†	101	7,408

		20,979

Consumer Durables & Apparel — 4.3%
Coach, Inc.†	247	11,693
DR Horton, Inc.†	216	7,467

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Garmin Ltd. (Switzerland)†	166	$8,471
Hanesbrands, Inc.†	332	7,689
Hasbro, Inc.†	110	12,266
Mattel, Inc.†	300	6,459
Michael Kors Holdings Ltd. (British Virgin Islands)†*	147	5,329
Newell Brands, Inc.†	424	22,735
PulteGroup, Inc.†	193	4,734
PVH Corp.†	69	7,900
Ralph Lauren Corp.†	73	5,387
VF Corp.†	362	20,851
Whirlpool Corp.†	65	12,455

		133,436

Consumer Services — 3.2%
Hilton Worldwide Holdings, Inc.†	280	17,318
Marriott International, Inc., Class A†	327	32,801
McDonald’s Corp.†	85	13,019
Royal Caribbean Cruises Ltd. (Liberia)†	57	6,226
Wyndham Worldwide Corp.†	70	7,029
Yum! Brands, Inc.†	306	22,571

		98,964

Diversified Financials — 3.4%
Berkshire Hathaway, Inc., Class B†*	74	12,533
CME Group, Inc.†	250	31,310
Goldman Sachs Group, Inc. (The)†	35	7,767
Leucadia National Corp.	175	4,578
Moody’s Corp.†	167	20,321
Morgan Stanley†	38	1,693
Nasdaq, Inc.†	146	10,438
Raymond James Financial, Inc.	42	3,369
S&P Global, Inc.†	77	11,241
T Rowe Price Group, Inc.(a)	13	965

		104,215

Energy — 6.1%
Apache Corp.†	333	15,961
Chesapeake Energy Corp.(a)*	167	830
ConocoPhillips†	1,082	47,565
Devon Energy Corp.†	449	14,355
Halliburton Co.†	653	27,890
Marathon Oil Corp.†	744	8,816
Marathon Petroleum Corp.†	453	23,706
Murphy Oil Corp.	151	3,870

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Transocean Ltd. (Switzerland)†(a)*	342	$2,815
Valero Energy Corp.†	289	19,496
Williams Cos., Inc. (The)†	724	21,923

		187,227

Food & Staples Retailing — 7.2%
CVS Health Corp.†	930	74,828
Kroger Co. (The)†	807	18,819
Sysco Corp.†	468	23,554
Walgreens Boots Alliance, Inc.†	535	41,896
Wal-Mart Stores, Inc.†	840	63,571

		222,668

Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.†	392	29,192
Archer-Daniels-Midland Co.†	502	20,773
Campbell Soup Co.†	268	13,976
Conagra Brands, Inc.†	374	13,374
Dr Pepper Snapple Group, Inc.†	2	182
Hershey Co. (The)†	191	20,508
JM Smucker Co. (The)†	98	11,596
McCormick & Co., Inc., non-voting shares†	33	3,218
Philip Morris International, Inc.†	60	7,047
Tyson Foods, Inc., Class A†	323	20,229

		140,095

Health Care Equipment & Services — 10.6%
Aetna, Inc.†	226	34,314
AmerisourceBergen Corp.†	197	18,622
Anthem, Inc.†	232	43,646
Centene Corp.†*	152	12,142
Cigna Corp.†	164	27,452
Express Scripts Holding Co.†*	532	33,963
HCA Healthcare, Inc.†*	322	28,078
Humana, Inc.†	131	31,521
Laboratory Corp. of America Holdings†*	92	14,181
McKesson Corp.†	186	30,604
Medtronic PLC (Ireland)†	127	11,271
Patterson Cos., Inc.(a)	82	3,850
Quest Diagnostics, Inc.†	19	2,112
UnitedHealth Group, Inc.†	157	29,111
Varian Medical Systems, Inc.†*	82	8,462

		329,329

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.4%
Church & Dwight Co., Inc.†	45	$2,335
Estee Lauder Cos., Inc. (The), Class A†	330	31,673
Kimberly-Clark Corp.†	60	7,747
Procter & Gamble Co. (The)	4	349

		42,104

Insurance — 1.6%
Aon PLC (United Kingdom)†	183	24,330
Chubb Ltd. (Switzerland)†	29	4,216
Cincinnati Financial Corp.	18	1,304
Everest Re Group Ltd. (Bermuda)	9	2,291
Progressive Corp. (The)†	245	10,802
Willis Towers Watson PLC (Ireland)	33	4,800
XL Group Ltd. (Bermuda)	70	3,066

		50,809

Materials — 7.0%
Air Products & Chemicals, Inc.†	192	27,468
Albemarle Corp.†	99	10,448
Dow Chemical Co. (The)†	522	32,923
EI du Pont de Nemours & Co.†	758	61,178
FMC Corp.†	31	2,265
Freeport-McMoRan, Inc.†*	1,297	15,577
LyondellBasell Industries NV, Class A (Netherlands)†	354	29,874
PPG Industries, Inc.†	12	1,320
Sealed Air Corp.†	172	7,699
Sherwin-Williams Co. (The)†	60	21,058
WestRock Co.†	117	6,629

		216,439

Media — 8.8%
CBS Corp., Class B, non-voting shares†	362	23,088
Charter Communications, Inc., Class A†*	10	3,369
Comcast Corp., Class A†	908	35,339
Discovery Communications, Inc., Class A†(a)*	515	13,302
Interpublic Group of Cos., Inc. (The)† .	350	8,610
News Corp., Class A†	510	6,987
Omnicom Group, Inc.†	206	17,077
Scripps Networks Interactive, Inc., Class A†(a)	114	7,787
Time Warner, Inc.†	610	61,250

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Twenty-First Century Fox, Inc., Class A†	1,619	$45,882
Viacom, Inc., Class B†	351	11,783
Walt Disney Co. (The)†	371	39,419

		273,893

Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
AbbVie, Inc.†	556	40,316
Amgen, Inc.†	238	40,991
Biogen, Inc.†*	188	51,016
Celgene Corp.†*	60	7,792
Gilead Sciences, Inc.†	1,039	73,540
Mylan NV (Netherlands)†*	470	18,245
Perrigo Co. PLC (Ireland)†	123	9,289

		241,189

Real Estate — 2.8%
Alexandria Real Estate Equities, Inc., REIT†.	78	9,397
CBRE Group, Inc., Class A, REIT†*	289	10,520
Digital Realty Trust, Inc., REIT†	35	3,953
Iron Mountain, Inc., REIT†	231	7,937
Mid-America Apartment Communities, Inc., REIT†	99	10,433
Realty Income Corp., REIT†(a)	147	8,111
Regency Centers Corp., REIT†	146	9,145
UDR, Inc., REIT†	121	4,715
Weyerhaeuser Co., REIT†	660	22,110

		86,321

Retailing — 6.2%
AutoNation, Inc.*	89	3,752
AutoZone, Inc.†*	25	14,262
Bed Bath & Beyond, Inc.†	129	3,922
Best Buy Co., Inc.†	204	11,695
CarMax, Inc.*	22	1,387
Dollar Tree, Inc.†*	82	5,733
Foot Locker, Inc.†	47	2,316
Gap, Inc. (The)†	61	1,341
Home Depot, Inc. (The)†	293	44,946
L Brands, Inc.†	13	701
LKQ Corp.†*	271	8,929
Lowe’s Cos., Inc.†	729	56,519
Macy’s, Inc.	6	139
Nordstrom, Inc.†(a)	48	2,296
O’Reilly Automotive, Inc.*	48	10,500

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ross Stores, Inc.	134	$7,736
Signet Jewelers Ltd. (Bermuda)(a)	60	3,794
Staples, Inc.†	573	5,770
Tiffany & Co.†	64	6,008

		191,746

Semiconductors & Semiconductor Equipment — 7.5%
Applied Materials, Inc.†	947	39,121
Intel Corp.†	2,245	75,746
KLA-Tencor Corp.†	138	12,628
Lam Research Corp.†	156	22,063
Microchip Technology, Inc.†	64	4,940
QUALCOMM, Inc.†	420	23,192
Skyworks Solutions, Inc.†	163	15,640
Texas Instruments, Inc.†	503	38,696

		232,026

Software & Services — 7.4%
Accenture PLC, Class A (Ireland)†	144	17,810
Automatic Data Processing, Inc.†	318	32,582
CA, Inc.†	210	7,239
Citrix Systems, Inc.†*	136	10,823
CSRA, Inc.†	104	3,302
eBay, Inc.†*	883	30,834
International Business Machines Corp.†	238	36,612
Intuit, Inc.†	219	29,085
Oracle Corp.	274	13,738
Paychex, Inc.†	315	17,936
Total System Services, Inc.†	160	9,320
Visa, Inc., Class A†	215	20,163

		229,444

Technology Hardware & Equipment — 9.3%
Apple, Inc.†	528	76,043
Cisco Systems, Inc.†	1,994	62,412
Corning, Inc.†	313	9,406
F5 Networks, Inc.†*	57	7,242
FLIR Systems, Inc.†	107	3,709
Harris Corp.†	104	11,344
Hewlett Packard Enterprise Co.†	1,454	24,122
HP, Inc.†	1,458	25,486
Juniper Networks, Inc.†	335	9,340
Motorola Solutions, Inc.†	145	12,577
NetApp, Inc.†	238	9,532
Seagate Technology PLC (Ireland)†	261	10,114

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TE Connectivity Ltd. (Switzerland)†	51	$4,013
Western Digital Corp.†	255	22,593

		287,933

Telecommunication Services — 0.8%
Verizon Communications, Inc.†	583	26,037

Transportation — 4.8%
Alaska Air Group, Inc.†	40	3,590
CH Robinson Worldwide, Inc.†	124	8,516
Delta Air Lines, Inc.†	458	24,613
Expeditors International of Washington, Inc.†	158	8,924
FedEx Corp.†	226	49,117
Southwest Airlines Co.†	387	24,048
Union Pacific Corp.†	188	20,475
United Continental Holdings, Inc.†*	103	7,751

		147,034

Utilities — 1.6%
CMS Energy Corp.†	113	5,226
FirstEnergy Corp.†	387	11,285
NiSource, Inc.†	283	7,177
NRG Energy, Inc.†	202	3,478
PPL Corp.	177	6,843
WEC Energy Group, Inc.†	275	16,880

		50,889

TOTAL COMMON STOCKS (Cost $3,588,603)		3,774,998

TOTAL LONG POSITIONS - 121.9%		3,774,998

(Cost $3,588,603)**

SHORT POSITIONS — (96.4)%
COMMON STOCKS — (96.4)%
Automobiles & Components — (0.2)%
Harley-Davidson, Inc.	(123)	(6,644)

Banks — (1.5)%
Citigroup, Inc.	(54)	(3,612)
Fifth Third Bancorp.	(523)	(13,577)
M&T Bank Corp.	(27)	(4,373)
People’s United Financial, Inc.	(212)	(3,744)
Regions Financial Corp.	(839)	(12,283)
Wells Fargo & Co.	(164)	(9,087)

		(46,676)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (9.5)%
Acuity Brands, Inc.	(31)	$(6,302)
Eaton Corp. PLC (Ireland)	(314)	(24,439)
Flowserve Corp.	(91)	(4,225)
Fortive Corp.	(83)	(5,258)
Fortune Brands Home & Security, Inc.	(107)	(6,981)
General Dynamics Corp.	(209)	(41,403)
General Electric Co.	(899)	(24,282)
Lockheed Martin Corp.	(81)	(22,486)
Masco Corp.	(219)	(8,368)
PACCAR, Inc.	(245)	(16,180)
Parker-Hannifin Corp.	(92)	(14,703)
Pentair PLC (Ireland)	(127)	(8,451)
Raytheon Co.	(197)	(31,812)
Stanley Black & Decker, Inc.	(107)	(15,058)
Textron, Inc.	(190)	(8,949)
United Technologies Corp.	(393)	(47,989)
Xylem, Inc.	(124)	(6,873)

		(293,759)

Commercial & Professional Services — (0.7)%
IHS Markit Ltd. (Bermuda)*	(254)	(11,186)
Verisk Analytics, Inc.*	(117)	(9,871)

		(21,057)

Consumer Durables & Apparel — (1.0)%
Leggett & Platt, Inc.	(91)	(4,780)
Mohawk Industries, Inc.*	(51)	(12,326)
NIKE, Inc., Class B	(113)	(6,667)
Under Armour, Inc., Class C*	(305)	(6,149)

		(29,922)

Consumer Services — (2.2)%
Carnival Corp. (Panama)	(505)	(33,113)
Chipotle Mexican Grill, Inc.*	(19)	(7,906)
Darden Restaurants, Inc.	(83)	(7,507)
Starbucks Corp.	(215)	(12,537)
Wynn Resorts Ltd.	(63)	(8,450)

		(69,513)

Diversified Financials — (3.5)%
Affiliated Managers Group, Inc.	(40)	(6,634)
American Express Co.	(374)	(31,506)
Ameriprise Financial, Inc.	(55)	(7,001)
Bank of New York Mellon Corp. (The)	(107)	(5,459)
Franklin Resources, Inc.	(392)	(17,558)
Intercontinental Exchange, Inc.	(412)	(27,159)
Invesco Ltd. (Bermuda)	(284)	(9,994)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Navient Corp.	(199)	$(3,313)

		(108,624)

Energy — (8.0)%
Anadarko Petroleum Corp.	(383)	(17,365)
Baker Hughes a GE Co. LLC.	(298)	(16,244)
Cimarex Energy Co.	(66)	(6,205)
Concho Resources, Inc.*	(102)	(12,396)
EOG Resources, Inc.	(401)	(36,299)
EQT Corp.	(120)	(7,031)
Exxon Mobil Corp.	(161)	(12,998)
Helmerich & Payne, Inc.	(75)	(4,075)
Hess Corp.	(208)	(9,125)
National Oilwell Varco, Inc.	(263)	(8,663)
Newfield Exploration Co.*	(138)	(3,927)
Noble Energy, Inc.	(301)	(8,518)
Occidental Petroleum Corp.	(531)	(31,791)
Phillips 66	(357)	(29,520)
Pioneer Natural Resources Co.	(118)	(18,830)
Range Resources Corp.	(172)	(3,985)
Schlumberger Ltd. (Curacao)	(60)	(3,950)
TechnipFMC PLC (United Kingdom)*	(323)	(8,786)
Tesoro Corp.	(82)	(7,675)

		(247,383)

Food & Staples Retailing — (0.8)%
Costco Wholesale Corp.	(98)	(15,673)
Whole Foods Market, Inc.	(215)	(9,054)

		(24,727)

Food, Beverage & Tobacco — (7.1)%
Brown-Forman Corp., Class B	(268)	(13,025)
Coca-Cola Co. (The)	(1,052)	(47,182)
Constellation Brands, Inc., Class A	(138)	(26,735)
General Mills, Inc.	(34)	(1,884)
Hormel Foods Corp.	(21)	(716)
Kellogg Co.	(76)	(5,279)
Kraft Heinz Co. (The)	(413)	(35,369)
Molson Coors Brewing Co., Class B	(149)	(12,865)
Mondelez International, Inc., Class A .	(556)	(24,014)
Monster Beverage Corp.*	(385)	(19,127)
PepsiCo, Inc.	(213)	(24,599)
Reynolds American, Inc.	(131)	(8,520)
		(219,315)

Health Care Equipment & Services — (10.1)%
Abbott Laboratories	(1,158)	(56,290)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Align Technology, Inc.*	(54)	$(8,106)
Baxter International, Inc.	(96)	(5,812)
Becton Dickinson and Co.	(149)	(29,071)
Boston Scientific Corp.*	(770)	(21,344)
Cardinal Health, Inc.	(219)	(17,064)
Cerner Corp.*	(243)	(16,152)
Cooper Cos., Inc. (The)	(33)	(7,901)
CR Bard, Inc.	(51)	(16,122)
Danaher Corp.	(336)	(28,355)
DaVita, Inc.*	(132)	(8,548)
Edwards Lifesciences Corp.*	(112)	(13,243)
Envision Healthcare Corp.*	(81)	(5,076)
Henry Schein, Inc.*	(55)	(10,066)
Hologic, Inc.*	(192)	(8,713)
IDEXX Laboratories, Inc.*	(61)	(9,847)
Intuitive Surgical, Inc.*	(26)	(24,320)
Stryker Corp.	(141)	(19,568)
Universal Health Services, Inc., Class B	(68)	(8,301)

		(313,899)

Household & Personal Products — (1.2)%
Clorox Co. (The)	(90)	(11,992)
Colgate-Palmolive Co.	(198)	(14,678)
Coty, Inc., Class A	(519)	(9,736)

		(36,406)

Insurance — (5.6)%
Aflac, Inc.	(277)	(21,517)
American International Group, Inc.	(260)	(16,255)
Arthur J Gallagher & Co.	(124)	(7,099)
Assurant, Inc.	(39)	(4,044)
Hartford Financial Services Group, Inc. (The)	(49)	(2,576)
Marsh & McLennan Cos., Inc.	(350)	(27,286)
MetLife, Inc.	(749)	(41,150)
Principal Financial Group, Inc.	(197)	(12,622)
Prudential Financial, Inc.	(298)	(32,226)
Travelers Cos, Inc. (The)	(2)	(253)
Unum Group	(159)	(7,414)

		(172,442)

Materials — (5.7)%
Avery Dennison Corp.	(62)	(5,479)
Ball Corp.	(62)	(2,617)
CF Industries Holdings, Inc.	(163)	(4,557)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eastman Chemical Co.	(102)	$(8,567)
Ecolab, Inc.	(207)	(27,479)
International Flavors & Fragrances, Inc.	(55)	(7,425)
International Paper Co.	(286)	(16,190)
Martin Marietta Materials, Inc.	(43)	(9,571)
Monsanto Co.	(295)	(34,916)
Mosaic Co. (The)	(244)	(5,571)
Newmont Mining Corp.	(371)	(12,017)
Nucor Corp.	(222)	(12,847)
Praxair, Inc.	(143)	(18,955)
Vulcan Materials Co.	(93)	(11,781)

		(177,972)

Media — (0.1)%
DISH Network Corp., Class A*	(37)	(2,322)

Pharmaceuticals, Biotechnology & Life Sciences — (8.0)%
Agilent Technologies, Inc.	(225)	(13,345)
Alexion Pharmaceuticals, Inc.*	(155)	(18,859)
Allergan PLC (Ireland)	(232)	(56,397)
Eli Lilly & Co.	(90)	(7,407)
Illumina, Inc.*	(101)	(17,526)
Incyte Corp.*	(148)	(18,635)
Johnson & Johnson	(98)	(12,964)
Mallinckrodt PLC (Ireland)*	(73)	(3,271)
Merck & Co., Inc.	(72)	(4,614)
Mettler-Toledo International, Inc.*	(19)	(11,182)
PerkinElmer, Inc.	(1)	(68)
Regeneron Pharmaceuticals, Inc.*	(84)	(41,256)
Vertex Pharmaceuticals, Inc.*	(177)	(22,810)
Zoetis, Inc.	(341)	(21,272)

		(249,606)

Real Estate — (7.3)%
American Tower Corp., REIT	(184)	(24,347)
Apartment Investment & Management Co., Class A, REIT	(110)	(4,727)
Boston Properties, Inc., REIT	(107)	(13,163)
Crown Castle International Corp., REIT	(251)	(25,145)
Equinix, Inc., REIT	(54)	(23,175)
Equity Residential, REIT	(256)	(16,852)
Extra Space Storage, Inc., REIT	(28)	(2,184)
GGP, Inc., REIT	(613)	(14,442)
HCP, Inc., REIT	(325)	(10,387)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Host Hotels & Resorts, Inc., REIT	(514)	$(9,391)
Kimco Realty Corp., REIT	(297)	(5,450)
Macerich Co. (The), REIT	(99)	(5,748)
Prologis, Inc., REIT	(236)	(13,839)
Simon Property Group, Inc., REIT	(131)	(21,191)
SL Green Realty Corp., REIT	(71)	(7,512)
Vornado Realty Trust, REIT	(127)	(11,925)
Welltower, Inc., REIT	(214)	(16,018)

		(225,496)

Retailing — (5.9)%
Advance Auto Parts, Inc.	(52)	(6,063)
Amazon.com, Inc.*	(60)	(58,080)
Expedia, Inc.	(108)	(16,087)
Genuine Parts Co.	(104)	(9,647)
Netflix, Inc.*	(299)	(44,674)
Priceline Group, Inc. (The)*	(15)	(28,058)
TJX Cos., Inc. (The)	(46)	(3,320)
Tractor Supply Co.	(90)	(4,879)
TripAdvisor, Inc.*	(100)	(3,820)
Ulta Beauty, Inc.*	(24)	(6,896)

		(181,524)

Semiconductors & Semiconductor Equipment — (4.7)%
Advanced Micro Devices, Inc.*	(653)	(8,149)
Analog Devices, Inc.	(252)	(19,606)
Broadcom Ltd. (Singapore)	(177)	(41,250)
Micron Technology, Inc.*	(843)	(25,172)
NVIDIA Corp.	(236)	(34,116)
Qorvo, Inc.*	(91)	(5,762)
Xilinx, Inc.	(181)	(11,642)

		(145,697)

Software & Services — (7.3)%
Adobe Systems, Inc.*	(161)	(22,772)
Akamai Technologies, Inc.*	(120)	(5,977)
Alliance Data Systems Corp.	(38)	(9,754)
Alphabet, Inc., Class A*	(9)	(8,367)
ANSYS, Inc.*	(1)	(122)
Autodesk, Inc.*	(153)	(15,425)
DXC Technology Co.	(197)	(15,114)
Facebook, Inc., Class A*	(45)	(6,794)
Fiserv, Inc.*	(41)	(5,016)
Gartner, Inc.*	(58)	(7,164)
Microsoft Corp.	(445)	(30,674)
PayPal Holdings, Inc.*	(316)	(16,960)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Red Hat, Inc.*	(123)	$(11,777)
salesforce.com, Inc.*	(492)	(42,607)
Symantec Corp.	(430)	(12,148)
Synopsys, Inc.*	(93)	(6,782)
Verisign, Inc.*	(24)	(2,231)
Western Union Co. (The)	(328)	(6,248)

		(225,932)

Technology Hardware & Equipment — (0.1)%
Xerox Corp.	(172)	(4,942)

Telecommunication Services — (0.8)%
CenturyLink, Inc.	(381)	(9,098)
Level 3 Communications, Inc.*	(251)	(14,884)

		(23,982)

Transportation — (0.9)%
American Airlines Group, Inc.	(350)	(17,612)
Kansas City Southern	(73)	(7,639)
Norfolk Southern Corp.	(12)	(1,460)

		(26,711)

Utilities — (4.2)%
Alliant Energy Corp.	(159)	(6,387)
Ameren Corp.	(164)	(8,966)
American Water Works Co., Inc.	(126)	(9,822)
Consolidated Edison, Inc.	(149)	(12,042)
Duke Energy Corp.	(207)	(17,303)
Edison International	(220)	(17,202)
Entergy Corp.	(70)	(5,374)
Eversource Energy	(214)	(12,992)
NextEra Energy, Inc.	(197)	(27,606)
Pinnacle West Capital Corp.	(77)	(6,557)
SCANA Corp.	(99)	(6,634)
Xcel Energy, Inc.	(4)	(184)

		(131,069)

TOTAL COMMON STOCK (Proceeds $2,887,319)		(2,985,620)

TOTAL SECURITES SOLD SHORT - (96.4)%		(2,985,620)

(Proceeds $2,887,319)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.5%		2,308,067

NET ASSETS - 100.0%		$3,097,445

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $26,462.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$3,588,603

Gross unrealized appreciation	$255,165
Gross unrealized depreciation	(68,770)

Net unrealized appreciation	$186,395

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC  Public Limited Company

REIT Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 190.6%
COMMON STOCKS — 190.6%
Automobiles & Components — 2.9%
BorgWarner, Inc.†(a)	12,787	$541,657
Delphi Automotive PLC (Jersey)†	12,411	1,087,824
General Motors Co.†(b)	88,302	3,084,389
Goodyear Tire & Rubber Co. (The)†(a)	15,184	530,833
Harley-Davidson, Inc.(a)	8	432

		5,245,135

Banks — 5.2%
Bank of America Corp.†	60,293	1,462,708
BB&T Corp.†(b)	6,418	291,441
Citigroup, Inc.†	6,104	408,236
Citizens Financial Group, Inc.†	4,031	143,826
Comerica, Inc.	77	5,639
Fifth Third Bancorp†	64	1,661
Huntington Bancshares, Inc.†(b)	57,778	781,159
JPMorgan Chase & Co.†(b)	28,106	2,568,888
KeyCorp.†	53,307	998,973
M&T Bank Corp.	455	73,687
People’s United Financial, Inc.(a)(b)	47	830
PNC Financial Services Group, Inc. (The)†	3,836	479,001
Regions Financial Corp.†	1,920	28,109
SunTrust Banks, Inc.†	3,842	217,918
US Bancorp†(b)	13,383	694,845
Wells Fargo & Co.†	17,153	950,448
Zions Bancorporation†(a)	1,991	87,425

		9,194,794

Capital Goods — 14.3%
3M Co.†	1,259	262,111
Allegion PLC (Ireland)(a)	2,164	175,544
AMETEK, Inc.†	13,918	843,013
Arconic, Inc.†	14,487	328,131
Boeing Co. (The)†(a)	19,897	3,934,632
Caterpillar, Inc.†(b)	31,596	3,395,306
Cummins, Inc.†	8,420	1,365,892
Deere & Co.	2,530	312,683
Emerson Electric Co.†	38,666	2,305,267
Fastenal Co.(a)	17,349	755,202
Fluor Corp.(a)	8,417	385,330
Fortive Corp.	439	27,811
Honeywell International, Inc.†	21,990	2,931,047
Illinois Tool Works, Inc.†	2,732	391,359
Ingersoll-Rand PLC (Ireland)†	3,189	291,443

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Jacobs Engineering Group, Inc.†	7,300	$397,047
Johnson Controls International PLC (Ireland)(a)(b)	56,263	2,439,564
L3 Technologies, Inc.†(b)	4,681	782,101
Masco Corp.†(b)	11,819	451,604
Northrop Grumman Corp.†(b)	1,382	354,773
PACCAR, Inc.	206	13,604
Parker-Hannifin Corp.	84	13,425
Quanta Services, Inc.(b)*	9,121	300,263
Rockwell Automation, Inc.†	1,019	165,037
Roper Technologies, Inc.(b)	808	187,076
Snap-on, Inc.(a)(b)	3,491	551,578
TransDigm Group, Inc.(a)	3,217	864,955
United Rentals, Inc.(a)*	5,092	573,919
WW Grainger, Inc.(a)	3,519	635,285

		25,435,002

Commercial & Professional Services — 1.4%
Nielsen Holdings PLC (United Kingdom)(a)	3,513	135,813
Republic Services, Inc.	10,262	653,997
Robert Half International, Inc.†	2,087	100,030
Stericycle, Inc.(a)*	5,430	414,418
Waste Management, Inc.†	15,972	1,171,546

		2,475,804

Consumer Durables & Apparel — 5.4%
Coach, Inc.†	16,907	800,377
DR Horton, Inc.†	21,630	747,749
Garmin Ltd. (Switzerland)(a)	11,291	576,180
Hanesbrands, Inc.(a)	22,717	526,126
Hasbro, Inc.†	7,498	836,102
Lennar Corp., Class A(b)	1,854	98,855
Mattel, Inc.(a)	20,606	443,647
Michael Kors Holdings Ltd. (British Virgin Islands)†*	10,033	363,696
Newell Brands, Inc.†	29,065	1,558,465
PulteGroup, Inc.(a)	18,888	463,323
PVH Corp.†(b)	4,733	541,928
Ralph Lauren Corp.†	4,953	365,531
VF Corp.†(a)	24,823	1,429,805
Whirlpool Corp.†(a)	4,458	854,242

		9,606,026

Consumer Services — 4.5%
Darden Restaurants, Inc.†	213	19,264

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
H&R Block, Inc.(a)(b)	1,638	$50,631
Hilton Worldwide Holdings, Inc.	19,770	1,222,775
Marriott International, Inc., Class A(a)	22,723	2,279,344
McDonald’s Corp.†	12,600	1,929,816
Royal Caribbean Cruises Ltd. (Liberia)†	5,108	557,947
Wyndham Worldwide Corp.	3,190	320,308
Yum! Brands, Inc.†	20,992	1,548,370

		7,928,455

Diversified Financials — 8.7%
Ameriprise Financial, Inc.†	3	382
Bank of New York Mellon Corp. (The)†	5	255
Berkshire Hathaway, Inc., Class B†*	27,061	4,583,322
BlackRock, Inc.(b)	1,289	544,486
Capital One Financial Corp.†	1,443	119,221
CBOE Holdings, Inc.	887	81,072
Charles Schwab Corp. (The)†	10,576	454,345
CME Group, Inc.†	20,156	2,524,337
Discover Financial Services†(b)	2,712	168,659
E*TRADE Financial Corp.†*	2,176	82,753
Goldman Sachs Group, Inc. (The)†	6,207	1,377,333
Intercontinental Exchange, Inc.†	426	28,082
Leucadia National Corp.(b)	16,531	432,451
Moody’s Corp.†(b)	11,489	1,397,982
Morgan Stanley†	15,318	682,570
Nasdaq, Inc.†(b)	10,036	717,474
Northern Trust Corp.†	1,816	176,533
Raymond James Financial, Inc.†	4,716	378,318
S&P Global, Inc.†	8,305	1,212,447
State Street Corp.†	1,035	92,871
Synchrony Financial†	6,415	191,295
T Rowe Price Group, Inc.(a)	3,688	273,686

		15,519,874

Energy — 9.3%
Apache Corp.†(a)	22,895	1,097,357
Chesapeake Energy Corp.(a)*	19,140	95,126
Chevron Corp.†(b)	14,988	1,563,698
ConocoPhillips†(b)	74,195	3,261,612
Devon Energy Corp.†	31,546	1,008,526
Exxon Mobil Corp.†	14,654	1,183,017
Halliburton Co.†	47,180	2,015,058
Kinder Morgan, Inc.†	12,031	230,514
Marathon Oil Corp.†(a)	50,979	604,101

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.†	31,110	$1,627,986
Murphy Oil Corp.(a)	10,349	265,245
ONEOK, Inc.†(a)	3,660	190,906
Transocean Ltd. (Switzerland)(a)*	23,554	193,849
Valero Energy Corp.†(b)	26,071	1,758,750
Williams Cos., Inc. (The)†	49,795	1,507,793

		16,603,538

Food & Staples Retailing — 9.7%
CVS Health Corp.†	63,275	5,091,107
Kroger Co. (The)†	55,671	1,298,248
Sysco Corp.	32,153	1,618,260
Walgreens Boots Alliance, Inc.†	40,533	3,174,139
Wal-Mart Stores, Inc.†	80,487	6,091,256

		17,273,010

Food, Beverage & Tobacco — 5.5%
Altria Group, Inc.†	20,032	1,491,783
Archer-Daniels-Midland Co.†	34,523	1,428,562
Campbell Soup Co.†(a)(b)	18,376	958,308
Conagra Brands, Inc.†	25,637	916,779
Dr Pepper Snapple Group, Inc.†	1,454	132,474
General Mills, Inc.†	2,254	124,872
Hershey Co. (The)	13,082	1,404,614
Hormel Foods Corp.(a)	3,272	111,608
JM Smucker Co. (The)(a)	6,814	806,301
McCormick & Co., Inc., non-voting shares†	3,314	323,148
Philip Morris International, Inc.†	2,679	314,649
Reynolds American, Inc.†(b)	5,839	379,769
Tyson Foods, Inc., Class A†	22,128	1,385,877

		9,778,744

Health Care Equipment & Services — 13.7%
Aetna, Inc.†	12,485	1,895,598
AmerisourceBergen Corp.†(a)	13,450	1,271,429
Anthem, Inc.†	15,898	2,990,891
Baxter International, Inc.†	3,170	191,912
Centene Corp.†(b)*	10,379	829,075
Cigna Corp.†	7,446	1,246,386
Danaher Corp.†	26	2,194
DENTSPLY SIRONA, Inc.	2,737	177,467
Express Scripts Holding Co.†(a)*	36,537	2,332,522
HCA Healthcare, Inc.†*	22,113	1,928,254
Humana, Inc.†	8,957	2,155,233

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings†(b)*	6,272	$966,766
McKesson Corp.†	12,835	2,111,871
Medtronic PLC (Ireland)(b)	21,786	1,933,508
Patterson Cos., Inc.(a)	5,740	269,493
Quest Diagnostics, Inc.†	1,301	144,619
UnitedHealth Group, Inc.†	16,549	3,068,516
Varian Medical Systems, Inc.(b)*	5,612	579,102
Zimmer Biomet Holdings, Inc.†	1,594	204,670

		24,299,506

Household & Personal Products — 3.1%
Church & Dwight Co., Inc.†	4,022	208,661
Estee Lauder Cos., Inc. (The), Class A(a)	22,633	2,172,315
Kimberly-Clark Corp.†	10,402	1,343,002
Procter & Gamble Co. (The)†	21,035	1,833,200

		5,557,178

Insurance — 3.8%
Allstate Corp. (The)†	2,888	255,415
Aon PLC (United Kingdom)(b)	14,015	1,863,294
Chubb Ltd. (Switzerland)†	8,602	1,250,559
Cincinnati Financial Corp.	3,880	281,106
Everest Re Group Ltd. (Bermuda)	1,857	472,774
Lincoln National Corp.	8	541
MetLife, Inc.†	1	55
Principal Financial Group, Inc.†	299	19,157
Progressive Corp. (The)†(b)	31,047	1,368,862
Prudential Financial, Inc.†	1,024	110,735
Torchmark Corp.†	1	76
Travelers Cos., Inc. (The)†	1,166	147,534
Unum Group	44	2,052
Willis Towers Watson PLC (Ireland)(b) .	3,361	488,891
XL Group Ltd. (Bermuda)	11,592	507,730

		6,768,781

Materials — 8.6%
Air Products & Chemicals, Inc.†	13,129	1,878,235
Albemarle Corp.(b)	6,672	704,163
Dow Chemical Co. (The)†	54,538	3,439,712
EI du Pont de Nemours & Co.†	52,232	4,215,645
Freeport-McMoRan, Inc.†(b)*	89,062	1,069,635
LyondellBasell Industries NV, Class A (Netherlands)†	24,267	2,047,892
PPG Industries, Inc.†	5,630	619,075

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.	11,745	$525,706
Sherwin-Williams Co. (The)(b)	1,529	536,618
WestRock Co.†	3,972	225,054

		15,261,735

Media — 13.3%
CBS Corp., Class B, non-voting shares†(a)	24,799	1,581,680
Charter Communications, Inc., Class A†(b)*	4,701	1,583,532
Comcast Corp., Class A†	107,630	4,188,960
Discovery Communications, Inc., Class A(a)(b)*	35,347	913,013
Interpublic Group of Cos., Inc. (The)†(b)	24,027	591,064
News Corp., Class A†(b)	35,031	479,925
Omnicom Group, Inc.(a)	14,134	1,171,709
Scripps Networks Interactive, Inc., Class A(a)	7,817	533,979
Time Warner, Inc.†	46,481	4,667,157
Twenty-First Century Fox, Inc., Class A†	111,452	3,158,550
Viacom, Inc., Class B†	24,172	811,454
Walt Disney Co. (The)†	37,709	4,006,581

		23,687,604

Pharmaceuticals, Biotechnology & Life Sciences — 13.8%
AbbVie, Inc.†	42,379	3,072,901
Amgen, Inc.†	18,741	3,227,762
Biogen Inc.†(b)*	12,893	3,498,644
Bristol-Myers Squibb Co.†	23,576	1,313,655
Celgene Corp.†*	13,620	1,768,829
Gilead Sciences, Inc.†	71,276	5,044,915
Johnson & Johnson†	15,328	2,027,741
Merck & Co., Inc.†	13,491	864,638
Mylan NV (Netherlands)†*	32,253	1,252,061
Perrigo Co. PLC (Ireland)(a)	8,518	643,279
Pfizer, Inc.†	47,212	1,585,851
Thermo Fisher Scientific, Inc.	1,308	228,207
Waters Corp.*	447	82,176

		24,610,659

Real Estate — 4.7%
Alexandria Real Estate Equities, Inc., REIT(b)	5,415	652,345
AvalonBay Communities, Inc., REIT(b) .	1,091	209,657
CBRE Group, Inc., Class A, REIT†*	20,264	737,610

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Digital Realty Trust, Inc., REIT(a)	7,032	$794,264
Essex Property Trust, Inc., REIT	918	236,174
Extra Space Storage, Inc., REIT(a)	523	40,794
Federal Realty Investment Trust, REIT(b)	571	72,169
Iron Mountain, Inc., REIT†(a)(b)	15,912	546,736
Mid-America Apartment Communities, Inc., REIT(b)	6,842	721,010
Public Storage, REIT(a)	2,075	432,700
Realty Income Corp., REIT(a)	16,376	903,628
Regency Centers Corp., REIT†	10,179	637,613
UDR, Inc., REIT†(b)	16,037	624,962
Ventas, Inc., REIT(b)	2,808	195,100
Weyerhaeuser Co., REIT†(b)	45,274	1,516,679

		8,321,441

Retailing — 8.5%
AutoNation, Inc.(a)*	6,064	255,658
AutoZone, Inc.(a)*	1,689	963,507
Bed Bath & Beyond, Inc.(a)	8,814	267,946
Best Buy Co., Inc.(a)	2,821	161,728
CarMax, Inc.*	2,004	126,372
Dollar General Corp.†	421	30,350
Dollar Tree, Inc.†*	4,889	341,839
Foot Locker, Inc.	2,070	102,010
Gap, Inc. (The)(a)	2,243	49,324
Home Depot, Inc. (The)†	29,371	4,505,511
Kohl’s Corp.(a)	1,348	52,127
L Brands, Inc.	894	48,178
LKQ Corp.†*	18,559	611,519
Lowe’s Cos., Inc.†(b)	51,159	3,966,357
Macy’s, Inc.	2,408	55,962
Nordstrom, Inc.(a)	2,593	124,023
O’Reilly Automotive, Inc.(a)*	4,941	1,080,794
Ross Stores, Inc.†	16,495	952,256
Signet Jewelers Ltd. (Bermuda)(a)	4,030	254,857
Staples, Inc.(b)	39,312	395,872
Target Corp.	4,364	228,194
Tiffany & Co.†	5,797	544,164

		15,118,548

Semiconductors & Semiconductor Equipment — 10.4%
Analog Devices, Inc.†	8	622
Applied Materials, Inc.†	65,070	2,688,042
Intel Corp.†(a)	174,593	5,890,768

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA-Tencor Corp.	9,444	$864,220
Lam Research Corp.(a)	11,006	1,556,579
Microchip Technology, Inc.(a)	10,884	840,027
QUALCOMM, Inc.†	41,629	2,298,753
Skyworks Solutions, Inc.(b)	11,134	1,068,307
Texas Instruments, Inc.†	43,158	3,320,145
Xilinx, Inc.†	51	3,280

		18,530,743

Software & Services — 17.5%
Accenture PLC, Class A (Ireland)†	15,480	1,914,566
Activision Blizzard, Inc.	271	15,601
Alphabet, Inc., Class A†*	4,140	3,848,875
Automatic Data Processing, Inc.(a)	24,772	2,538,139
CA, Inc.†	17,621	607,396
Citrix Systems, Inc.†*	9,065	721,393
Cognizant Technology Solutions Corp., Class A†(b)	4,660	309,424
CSRA, Inc.†	2,297	72,930
eBay, Inc.†*	64,653	2,257,683
Electronic Arts, Inc.†*	2,437	257,640
Facebook, Inc., Class A†*	15,656	2,363,743
Fidelity National Information Services, Inc.†	5,695	486,353
International Business Machines Corp.†	21,230	3,265,811
Intuit, Inc.†(b)	15,369	2,041,157
Mastercard, Inc., Class A†(b)	8,497	1,031,961
Microsoft Corp.†	18,886	1,301,812
Oracle Corp.†	52,721	2,643,431
Paychex, Inc.†	21,642	1,232,295
Symantec Corp.	144	4,068
Total System Services, Inc.	11,078	645,294
VeriSign, Inc.(a)*	843	78,365
Visa, Inc., Class A(a)	37,355	3,503,152

		31,141,089

Technology Hardware & Equipment — 14.9%
Amphenol Corp., Class A(b)	2,519	185,953
Apple, Inc.†	73,383	10,568,620
Cisco Systems, Inc.†	160,154	5,012,820
Corning, Inc.†	36,586	1,099,409
F5 Networks, Inc.†*	3,916	497,567
FLIR Systems, Inc.†	8,182	283,588
Harris Corp.†	7,302	796,502

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.†	98,718	$1,637,732
HP, Inc.†	100,958	1,764,746
Juniper Networks, Inc.†	22,941	639,595
Motorola Solutions, Inc.†	9,925	860,895
NetApp, Inc.†(b)	16,327	653,896
Seagate Technology PLC (Ireland)(a)	17,872	692,540
TE Connectivity Ltd. (Switzerland)†	2,852	224,395
Western Digital Corp.†	17,453	1,546,336

		26,464,594

Telecommunication Services — 2.8%
AT&T, Inc.†	48,632	1,834,885
Verizon Communications, Inc.†	69,991	3,125,798

		4,960,683

Transportation — 4.4%
Alaska Air Group, Inc.	121	10,861
CH Robinson Worldwide, Inc.†(a)	8,524	585,428
Delta Air Lines, Inc.†	5,722	307,500
Expeditors International of Washington, Inc.†(b)	10,840	612,243
FedEx Corp.(b)	15,998	3,476,845
JB Hunt Transport Services, Inc.	862	78,770
Norfolk Southern Corp.	2	243
Southwest Airlines Co.†	1,646	102,282
Union Pacific Corp.†	18,149	1,976,608
United Continental Holdings, Inc.†*	118	8,880
United Parcel Service, Inc., Class B† .	6,866	759,311

		7,918,971

Utilities — 4.2%
AES Corp.†(b)	5,222	58,016
American Electric Power Co., Inc.†	3,890	270,238
CenterPoint Energy, Inc.†(b)	25,846	707,663
CMS Energy Corp.	16,792	776,630
Dominion Resources, Inc.(b)	4,977	381,387
DTE Energy Co.(b)	1,420	150,222
FirstEnergy Corp.(b)	26,613	776,035
NiSource, Inc.(b)	19,549	495,763
NRG Energy, Inc.†(b)	9,792	168,618
PG&E Corp.†	4,040	268,135
PPL Corp.(b)	35,660	1,378,616
Public Service Enterprise Group, Inc.(b)	10,250	440,852
Southern Co. (The)†	7,869	376,768

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.(a)	18,926	$1,161,678

		7,410,621

TOTAL COMMON STOCKS (Cost $324,391,085)		339,112,535

TOTAL LONG POSITIONS - 190.6%		339,112,535

(Cost $324,391,085)**
SHORT POSITIONS — (91.6)%
COMMON STOCKS — (91.6)%
Capital Goods — (8.7)%
Acuity Brands, Inc.	(1,942)	(394,770)
Dover Corp.	(6,168)	(494,797)
Eaton Corp. PLC (Ireland)	(19,990)	(1,555,822)
Flowserve Corp.	(5,772)	(267,994)
Fortune Brands Home & Security, Inc.	(6,787)	(442,784)
General Dynamics Corp.	(13,371)	(2,648,795)
General Electric Co.	(5,817)	(157,117)
Lockheed Martin Corp.	(4,459)	(1,237,863)
Pentair PLC (Ireland)	(8,067)	(536,778)
Raytheon Co.	(12,802)	(2,067,267)
Rockwell Collins, Inc.	(5,815)	(611,040)
Stanley Black & Decker, Inc.	(6,750)	(949,928)
Textron, Inc.	(12,038)	(566,990)
United Technologies Corp.	(25,794)	(3,149,705)
Xylem, Inc.	(7,928)	(439,449)

		(15,521,099)

Commercial & Professional Services — (1.1)%
Cintas Corp.	(961)	(121,124)
Equifax, Inc.	(2,821)	(387,662)
IHS Markit Ltd. (Bermuda)*	(17,905)	(788,536)
Verisk Analytics, Inc.*	(7,581)	(639,609)

		(1,936,931)

Consumer Durables & Apparel — (0.9)%
Leggett & Platt, Inc.	(5,838)	(306,670)
Mohawk Industries, Inc.*	(3,289)	(794,918)
NIKE, Inc., Class B	(1,345)	(79,355)
Under Armour, Inc., Class C*	(19,474)	(392,596)

		(1,573,539)

Consumer Services — (2.1)%
Carnival Corp. (Panama)	(32,178)	(2,109,911)
Chipotle Mexican Grill, Inc.*	(1,271)	(528,863)
Starbucks Corp.	(9,315)	(543,158)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(4,513)	$(605,284)

		(3,787,216)

Diversified Financials — (2.6)%
Affiliated Managers Group, Inc.	(2,514)	(416,972)
American Express Co.	(26,240)	(2,210,458)
Franklin Resources, Inc.	(24,914)	(1,115,898)
Invesco Ltd. (Bermuda)	(18,034)	(634,616)
Navient Corp.	(12,633)	(210,339)

		(4,588,283)

Energy — (8.4)%
Anadarko Petroleum Corp.	(24,422)	(1,107,293)
Baker Hughes a GE Co. LLC	(19,014)	(1,036,453)
Cabot Oil & Gas Corp.	(10,876)	(272,770)
Cimarex Energy Co.	(4,216)	(396,346)
Concho Resources, Inc.*	(6,567)	(798,088)
EOG Resources, Inc.	(25,561)	(2,313,782)
EQT Corp.	(7,681)	(450,030)
Helmerich & Payne, Inc.	(4,811)	(261,430)
Hess Corp.	(14,029)	(615,452)
National Oilwell Varco, Inc.	(16,768)	(552,338)
Newfield Exploration Co.*	(8,778)	(249,822)
Noble Energy, Inc.	(19,192)	(543,134)
Occidental Petroleum Corp.	(33,880)	(2,028,396)
Phillips 66	(22,765)	(1,882,438)
Pioneer Natural Resources Co.	(7,534)	(1,202,276)
Range Resources Corp.	(10,971)	(254,198)
TechnipFMC PLC (United Kingdom)* .	(20,581)	(559,803)
Tesoro Corp.	(5,182)	(485,035)

		(15,009,084)

Food & Staples Retailing — (0.8)%
Costco Wholesale Corp.	(4,993)	(798,530)
Whole Foods Market, Inc.	(14,066)	(592,319)

		(1,390,849)

Food, Beverage & Tobacco — (6.2)%
Brown-Forman Corp., Class B	(17,044)	(828,338)
Coca-Cola Co. (The)	(44,049)	(1,975,598)
Constellation Brands, Inc., Class A	(8,731)	(1,691,457)
Kellogg Co.	(3,355)	(233,038)
Kraft Heinz Co. (The)	(22,182)	(1,899,666)
Molson Coors Brewing Co., Class B	(9,542)	(823,856)
Mondelez International, Inc., Class A .	(40,213)	(1,736,799)
Monster Beverage Corp.*	(25,049)	(1,244,434)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.	(4,750)	$(548,578)

		(10,981,764)

Health Care Equipment & Services — (10.6)%
Abbott Laboratories	(76,870)	(3,736,651)
Align Technology, Inc.*	(3,543)	(531,875)
Becton Dickinson and Co.	(9,455)	(1,844,765)
Boston Scientific Corp.*	(60,403)	(1,674,371)
Cardinal Health, Inc.	(14,006)	(1,091,347)
Cerner Corp.*	(15,463)	(1,027,826)
Cooper Cos., Inc. (The)	(2,157)	(516,429)
CR Bard, Inc.	(3,235)	(1,022,616)
DaVita, Inc.*	(8,585)	(555,965)
Edwards Lifesciences Corp.*	(9,341)	(1,104,480)
Envision Healthcare Corp.*	(5,208)	(326,385)
Henry Schein, Inc.*	(3,506)	(641,668)
Hologic, Inc.*	(12,341)	(560,035)
IDEXX Laboratories, Inc.*	(3,907)	(630,668)
Intuitive Surgical, Inc.*	(1,631)	(1,525,588)
Stryker Corp.	(10,542)	(1,463,019)
Universal Health Services, Inc., Class B	(4,281)	(522,624)

		(18,776,312)

Household & Personal Products — (1.1)%
Clorox Co. (The)	(5,707)	(760,401)
Colgate-Palmolive Co.	(7,982)	(591,706)
Coty, Inc., Class A	(33,109)	(621,125)

		(1,973,232)

Insurance — (3.2)%
Aflac, Inc.	(17,560)	(1,364,061)
American International Group, Inc.	(18,567)	(1,160,809)
Arthur J Gallagher & Co.	(7,956)	(455,481)
Assurant, Inc.	(2,480)	(257,151)
Hartford Financial Services Group, Inc. (The)	(7,972)	(419,088)
Loews Corp.	(6,266)	(293,311)
Marsh & McLennan Cos., Inc.	(22,722)	(1,771,407)

		(5,721,308)

Materials — (6.3)%
Avery Dennison Corp.	(3,914)	(345,880)
Ball Corp.	(8,918)	(376,429)
CF Industries Holdings, Inc.	(10,331)	(288,855)
Eastman Chemical Co.	(6,463)	(542,827)
Ecolab, Inc.	(13,205)	(1,752,964)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	(4,795)	$(350,275)
International Flavors & Fragrances, Inc.	(3,484)	(470,340)
International Paper Co.	(18,216)	(1,031,208)
Martin Marietta Materials, Inc.	(2,801)	(623,447)
Monsanto Co.	(12,428)	(1,470,978)
Mosaic Co. (The)	(15,558)	(355,189)
Newmont Mining Corp.	(23,580)	(763,756)
Nucor Corp.	(14,076)	(814,578)
Praxair, Inc.	(10,064)	(1,333,983)
Vulcan Materials Co.	(5,866)	(743,105)

		(11,263,814)

Media — (0.1)%
DISH Network Corp., Class A*	(3,796)	(238,237)

Pharmaceuticals, Biotechnology & Life Sciences — (8.1)%
Agilent Technologies, Inc.	(14,273)	(846,532)
Alexion Pharmaceuticals, Inc.*	(9,928)	(1,207,940)
Allergan PLC (Ireland)	(14,806)	(3,599,191)
Illumina, Inc.*	(6,471)	(1,122,848)
Incyte Corp.*	(9,418)	(1,185,820)
Mallinckrodt PLC (Ireland)*	(4,640)	(207,918)
Mettler-Toledo International, Inc.*	(1,154)	(679,175)
PerkinElmer, Inc.	(1,387)	(94,510)
Regeneron Pharmaceuticals, Inc.*	(5,363)	(2,633,984)
Vertex Pharmaceuticals, Inc.*	(11,330)	(1,460,097)
Zoetis, Inc.	(21,741)	(1,356,204)

		(14,394,219)

Real Estate — (7.9)%
American Tower Corp., REIT	(13,673)	(1,809,211)
Apartment Investment & Management Co., Class A, REIT	(6,928)	(297,696)
Boston Properties, Inc., REIT	(6,820)	(838,996)
Crown Castle International Corp., REIT	(16,016)	(1,604,483)
Equinix, Inc., REIT	(3,437)	(1,475,023)
Equity Residential, REIT	(16,272)	(1,071,186)
GGP, Inc., REIT	(38,941)	(917,450)
HCP, Inc., REIT	(20,668)	(660,549)
Host Hotels & Resorts, Inc., REIT	(32,738)	(598,123)
Kimco Realty Corp., REIT	(18,866)	(346,191)
Macerich Co. (The), REIT	(6,298)	(365,662)
Prologis, Inc., REIT	(14,487)	(849,518)
Simon Property Group, Inc., REIT	(7,379)	(1,193,627)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
SL Green Realty Corp., REIT	(4,467)	$(472,609)
Vornado Realty Trust, REIT	(8,354)	(784,441)
Welltower, Inc., REIT	(10,595)	(793,036)

		(14,077,801)

Retailing — (5.0)%
Advance Auto Parts, Inc.	(3,269)	(381,133)
Amazon.com, Inc.*	(955)	(924,440)
Expedia, Inc.	(6,915)	(1,029,989)
Genuine Parts Co.	(6,567)	(609,155)
Netflix, Inc.*	(19,085)	(2,851,490)
Priceline Group, Inc. (The)*	(1,024)	(1,915,412)
TJX Cos., Inc. (The)	(3,211)	(231,738)
Tractor Supply Co.	(5,718)	(309,973)
TripAdvisor, Inc.*	(6,387)	(243,983)
Ulta Beauty, Inc.*	(1,604)	(460,893)

		(8,958,206)

Semiconductors & Semiconductor Equipment — (4.5)%
Advanced Micro Devices, Inc.*	(41,619)	(519,405)
Broadcom Ltd. (Singapore)	(13,822)	(3,221,217)
Micron Technology, Inc.*	(53,719)	(1,604,049)
NVIDIA Corp.	(15,814)	(2,286,072)
Qorvo, Inc.*	(5,775)	(365,673)

		(7,996,416)

Software & Services — (6.7)%
Adobe Systems, Inc.*	(13,479)	(1,906,470)
Akamai Technologies, Inc.*	(7,663)	(381,694)
Alliance Data Systems Corp.	(2,482)	(637,105)
ANSYS, Inc.*	(816)	(99,291)
Autodesk, Inc.*	(9,764)	(984,406)
DXC Technology Co.	(12,512)	(959,921)
Fiserv, Inc.*	(4,269)	(522,269)
Gartner, Inc.*	(3,680)	(454,517)
Global Payments, Inc.	(2,303)	(208,007)
PayPal Holdings, Inc.*	(26,119)	(1,401,807)
Red Hat, Inc.*	(7,837)	(750,393)
salesforce.com, Inc.*	(31,422)	(2,721,145)
Synopsys, Inc.*	(6,668)	(486,297)
Western Union Co. (The)	(20,825)	(396,716)

		(11,910,038)

Technology Hardware & Equipment — (0.2)%
Xerox Corp.	(11,214)	(322,178)

Telecommunication Services — (0.9)%
CenturyLink, Inc.	(24,223)	(578,445)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Level 3 Communications, Inc.*	(16,022)	$(950,105)

		(1,528,550)

Transportation — (1.0)%
American Airlines Group, Inc.	(22,334)	(1,123,847)
CSX Corp.	(1,893)	(103,282)
Kansas City Southern	(4,701)	(491,960)

		(1,719,089)

Utilities — (5.2)%
Alliant Energy Corp.	(10,051)	(403,749)
Ameren Corp.	(10,703)	(585,133)
American Water Works Co., Inc.	(8,077)	(629,602)
Consolidated Edison, Inc.	(11,704)	(945,917)
Duke Energy Corp.	(16,256)	(1,358,839)
Edison International	(14,374)	(1,123,903)
Entergy Corp.	(5,980)	(459,085)
Eversource Energy	(13,981)	(848,787)
NextEra Energy, Inc.	(13,958)	(1,955,935)
Pinnacle West Capital Corp.	(4,944)	(421,031)
SCANA Corp.	(6,333)	(424,374)
Sempra Energy	(423)	(47,693)
Xcel Energy, Inc.	(2,172)	(99,651)

		(9,303,699)

TOTAL COMMON STOCK (Proceeds $156,502,951)		(162,971,864)

TOTAL SECURITES SOLD SHORT - (91.6)%		(162,971,864)

(Proceeds $156,502,951)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		1,791,373

NET ASSETS - 100.0%		$177,932,044

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $34,787,251.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$324,391,085

Gross unrealized appreciation	$20,505,542
Gross unrealized depreciation	(5,784,092)

Net unrealized depreciation	$14,721,450

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 141.8%
COMMON STOCKS — 141.8%
Automobiles & Components — 1.9%
BorgWarner, Inc.†	103	$4,363
Delphi Automotive PLC (Jersey)†	130	11,394
Ford Motor Co.	263	2,943
General Motors Co.†	617	21,552
Goodyear Tire & Rubber Co. (The)	125	4,370

		44,622

Banks — 6.0%
Bank of America Corp.†	1,025	24,867
BB&T Corp.†	84	3,814
Citigroup, Inc.†	151	10,099
Citizens Financial Group, Inc.†	64	2,284
Comerica, Inc.†	18	1,318
Huntington Bancshares, Inc.†	323	4,367
JPMorgan Chase & Co.†	366	33,452
KeyCorp.†	311	5,828
M&T Bank Corp.†	21	3,401
PNC Financial Services Group, Inc. (The)†	49	6,119
Regions Financial Corp.†	126	1,845
SunTrust Banks, Inc.†	50	2,836
US Bancorp†	174	9,034
Wells Fargo & Co.†	504	27,927
Zions Bancorporation†	29	1,273

		138,464

Capital Goods — 11.3%
3M Co.†	54	11,242
Allegion PLC (Ireland)	42	3,407
AMETEK, Inc.†	109	6,602
Arconic, Inc.	228	5,164
Boeing Co. (The)†	261	51,613
Caterpillar, Inc.†	208	22,352
Cummins, Inc.†	73	11,842
Deere & Co.	33	4,079
Emerson Electric Co.†	307	18,303
Fastenal Co.	137	5,964
Fluor Corp.	68	3,113
Fortive Corp.†	37	2,344
General Electric Co.†	380	10,264
Honeywell International, Inc.†	198	26,391
Illinois Tool Works, Inc.†	37	5,300
Ingersoll-Rand PLC (Ireland)†	113	10,327
Jacobs Engineering Group, Inc.†	52	2,828

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)†	446	$19,339
L3 Technologies, Inc.	38	6,349
Northrop Grumman Corp.†	18	4,621
Quanta Services, Inc.*	72	2,370
Rockwell Automation, Inc.	13	2,105
Rockwell Collins, Inc.	4	420
Roper Technologies, Inc.	10	2,315
Snap-on, Inc.†	28	4,424
TransDigm Group, Inc.(a)	25	6,722
United Rentals, Inc.*	41	4,621
WW Grainger, Inc.†(a)	29	5,235

		259,656

Commercial & Professional Services — 0.9%
Cintas Corp.	3	378
Nielsen Holdings PLC (United Kingdom)	36	1,392
Republic Services, Inc.†	70	4,461
Robert Half International, Inc.†	57	2,732
Stericycle, Inc.*	42	3,205
Waste Management, Inc.	112	8,215

		20,383

Consumer Durables & Apparel — 3.6%
Coach, Inc.	136	6,438
DR Horton, Inc.†	154	5,324
Garmin Ltd. (Switzerland)	82	4,185
Hanesbrands, Inc.(a)	183	4,238
Hasbro, Inc.	61	6,802
Lennar Corp., Class A†	24	1,280
Mattel, Inc.	166	3,574
Michael Kors Holdings Ltd. (British Virgin Islands)*	81	2,936
Newell Brands, Inc.†	233	12,493
NIKE, Inc., Class B	98	5,782
PulteGroup, Inc.†	146	3,581
PVH Corp.†	39	4,466
Ralph Lauren Corp.†	40	2,952
VF Corp.†	200	11,520
Whirlpool Corp.†	35	6,707

		82,278

Consumer Services — 3.0%
H&R Block, Inc.†	21	649
Hilton Worldwide Holdings, Inc.	157	9,711

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A†	179	$17,956
McDonald’s Corp.†	116	17,767
Royal Caribbean Cruises Ltd. (Liberia)	42	4,588
Starbucks Corp.	24	1,399
Wyndham Worldwide Corp.†	52	5,221
Yum! Brands, Inc.	167	12,318

		69,609

Diversified Financials — 7.1%
Ameriprise Financial, Inc.†	10	1,273
Bank of New York Mellon Corp. (The)†	86	4,388
Berkshire Hathaway, Inc., Class B†*	293	49,625
BlackRock, Inc.†	17	7,181
Capital One Financial Corp.†	50	4,131
CBOE Holdings, Inc.	12	1,097
Charles Schwab Corp. (The)†	248	10,654
CME Group, Inc.†	151	18,911
Discover Financial Services†	39	2,425
E*TRADE Financial Corp.†*	29	1,103
Goldman Sachs Group, Inc. (The)†	57	12,648
Leucadia National Corp.	99	2,590
Moody’s Corp.†	92	11,195
Morgan Stanley†	238	10,605
Nasdaq, Inc.†	80	5,719
Northern Trust Corp.†	23	2,236
Raymond James Financial, Inc.	15	1,203
S&P Global, Inc.†	57	8,321
State Street Corp.†	31	2,782
Synchrony Financial†	83	2,475
T Rowe Price Group, Inc.†(a)	25	1,855

		162,417

Energy — 6.9%
Apache Corp.	182	8,723
Cabot Oil & Gas Corp.	5	125
Chesapeake Energy Corp.(a)*	93	462
Chevron Corp.†	195	20,344
ConocoPhillips†	590	25,936
Devon Energy Corp.	249	7,961
Exxon Mobil Corp.†	328	26,479
Halliburton Co.†	291	12,429
Kinder Morgan, Inc.†	183	3,506
Marathon Oil Corp.	404	4,787
Marathon Petroleum Corp.	247	12,926

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Murphy Oil Corp.	83	$2,127
ONEOK, Inc.†	22	1,148
Schlumberger Ltd. (Curacao)	80	5,267
Transocean Ltd. (Switzerland)(a)*	188	1,547
Valero Energy Corp.†	198	13,357
Williams Cos., Inc. (The)†	398	12,051

		159,175

Food & Staples Retailing — 6.2%
Costco Wholesale Corp.	2	320
CVS Health Corp.†	513	41,276
Kroger Co. (The)†	439	10,238
Sysco Corp.	254	12,784
Walgreens Boots Alliance, Inc.†	324	25,372
Wal-Mart Stores, Inc.†	688	52,068

		142,058

Food, Beverage & Tobacco — 4.6%
Altria Group, Inc.†	271	20,181
Archer-Daniels-Midland Co.†	276	11,421
Campbell Soup Co.	148	7,718
Conagra Brands, Inc.†	211	7,545
Dr Pepper Snapple Group, Inc.†	18	1,640
General Mills, Inc.	24	1,330
Hershey Co. (The)	104	11,167
Hormel Foods Corp.†(a)	53	1,808
JM Smucker Co. (The)	54	6,390
Kellogg Co.	10	695
McCormick & Co., Inc., non-voting shares	13	1,268
PepsiCo, Inc.†	48	5,544
Philip Morris International, Inc.†	66	7,752
Reynolds American, Inc.†	143	9,301
Tyson Foods, Inc., Class A†	178	11,148

		104,908

Health Care Equipment & Services — 9.9%
Aetna, Inc.†	156	23,686
AmerisourceBergen Corp.	107	10,115
Anthem, Inc.†	127	23,893
Baxter International, Inc.†	58	3,511
Centene Corp.†*	84	6,710
Cigna Corp.†	113	18,915
CR Bard, Inc.	7	2,213
DENTSPLY SIRONA, Inc.	23	1,491
Express Scripts Holding Co.†*	300	19,152

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.†*	178	$15,522
Humana, Inc.†	73	17,565
Laboratory Corp. of America Holdings†*	51	7,861
McKesson Corp.†	102	16,783
Medtronic PLC (Ireland)†	190	16,862
Patterson Cos., Inc.(a)	46	2,160
Quest Diagnostics, Inc.†	15	1,667
UnitedHealth Group, Inc.†	179	33,190
Varian Medical Systems, Inc.*	45	4,644
Zimmer Biomet Holdings, Inc.	20	2,568

		228,508

Household & Personal Products — 2.3%
Church & Dwight Co., Inc.†	25	1,297
Colgate-Palmolive Co.	11	815
Estee Lauder Cos., Inc. (The), Class A†	180	17,276
Kimberly-Clark Corp.†	77	9,942
Procter & Gamble Co. (The)†	264	23,008

		52,338

Insurance — 2.6%
Allstate Corp. (The)	38	3,361
Aon PLC (United Kingdom)†	115	15,289
Chubb Ltd. (Switzerland)†	70	10,177
Cincinnati Financial Corp.†	22	1,594
Everest Re Group Ltd. (Bermuda)	14	3,564
Lincoln National Corp.†	4	270
Loews Corp.	8	374
Progressive Corp. (The)†	215	9,479
Prudential Financial, Inc.†	50	5,407
Torchmark Corp.†	12	918
Travelers Cos., Inc. (The)†	28	3,543
Unum Group†	24	1,119
Willis Towers Watson PLC (Ireland)	14	2,036
XL Group Ltd. (Bermuda)	62	2,716

		59,847

Materials — 5.7%
Air Products & Chemicals, Inc.†	105	15,021
Albemarle Corp.	53	5,594
Dow Chemical Co. (The)†	391	24,660
EI du Pont de Nemours & Co.†	413	33,333
FMC Corp.†	19	1,388
Freeport-McMoRan, Inc.†*	715	8,587

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	196	$16,540
PPG Industries, Inc.†	26	2,859
Sealed Air Corp.	94	4,207
Sherwin-Williams Co. (The)†	41	14,389
WestRock Co.†	79	4,476

		131,054

Media — 8.4%
CBS Corp., Class B, non-voting shares†	198	12,628
Charter Communications, Inc., Class A†*	40	13,474
Comcast Corp., Class A†	934	36,351
Discovery Communications, Inc.,
Class A†(a)*	284	7,336
DISH Network Corp., Class A*	6	377
Interpublic Group of Cos., Inc. (The)	192	4,723
News Corp., Class A†	281	3,850
Omnicom Group, Inc.†	114	9,451
Scripps Networks Interactive, Inc., Class A†(a)	62	4,235
Time Warner, Inc.†	352	35,344
Twenty-First Century Fox, Inc., Class A†	882	24,996
Viacom, Inc., Class B†	192	6,445
Walt Disney Co. (The)†	319	33,894

		193,104

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AbbVie, Inc.†	416	30,164
Amgen, Inc.†	160	27,557
Biogen, Inc.†*	105	28,493
Bristol-Myers Squibb Co.†	217	12,091
Celgene Corp.†*	106	13,766
Eli Lilly & Co.†	60	4,938
Gilead Sciences, Inc.†	526	37,230
Johnson & Johnson†	248	32,808
Merck & Co., Inc.†	232	14,869
Mylan NV (Netherlands)*	257	9,977
PerkinElmer, Inc.	5	341
Perrigo Co. PLC (Ireland)	44	3,323
Pfizer, Inc.†	615	20,658
Thermo Fisher Scientific, Inc.	38	6,630
Waters Corp.†*	8	1,471

		244,316

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 2.9%
Alexandria Real Estate Equities, Inc., REIT	42	$5,060
AvalonBay Communities, Inc., REIT† .	15	2,883
CBRE Group, Inc., Class A, REIT†*	160	5,824
Digital Realty Trust, Inc., REIT†	45	5,083
Essex Property Trust, Inc., REIT†	7	1,801
Extra Space Storage, Inc., REIT†	13	1,014
Federal Realty Investment Trust, REIT†.	7	885
Iron Mountain, Inc., REIT	128	4,398
Mid-America Apartment Communities, Inc., REIT	54	5,691
Public Storage, REIT	17	3,545
Realty Income Corp., REIT(a)	129	7,118
Regency Centers Corp., REIT	80	5,011
UDR, Inc., REIT†	117	4,560
Ventas, Inc., REIT†	36	2,501
Weyerhaeuser Co., REIT†	362	12,127

		67,501

Retailing — 6.4%
Amazon.com, Inc.†*	16	15,488
AutoNation, Inc.(a)*	49	2,066
AutoZone, Inc.†*	14	7,986
Bed Bath & Beyond, Inc.†	73	2,219
Best Buy Co., Inc.†	142	8,141
CarMax, Inc.*	18	1,135
Dollar General Corp.†	28	2,019
Dollar Tree, Inc.*	33	2,307
Foot Locker, Inc.	13	641
Gap, Inc. (The)†	29	638
Home Depot, Inc. (The)†	246	37,736
Kohl’s Corp.†	17	657
L Brands, Inc.(a)	8	431
LKQ Corp.*	147	4,844
Lowe’s Cos., Inc.†	404	31,322
Macy’s, Inc.	31	720
Nordstrom, Inc.†(a)	25	1,196
O’Reilly Automotive, Inc.†*	32	7,000
Ross Stores, Inc.	128	7,389
Signet Jewelers Ltd. (Bermuda)(a)	23	1,455
Staples, Inc.†	313	3,152
Target Corp.†	57	2,981
Tiffany & Co.	28	2,628

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)†	29	$2,093

		146,244

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.†	22	1,712
Applied Materials, Inc.†	521	21,523
Broadcom Ltd. (Singapore)	4	932
Intel Corp.†	1,463	49,362
KLA-Tencor Corp.†	75	6,863
Lam Research Corp.†	89	12,587
Microchip Technology, Inc.(a)	51	3,936
QUALCOMM, Inc.†	306	16,897
Skyworks Solutions, Inc.†	90	8,636
Texas Instruments, Inc.†	329	25,310

		147,758

Software & Services — 14.7%
Accenture PLC, Class A (Ireland)†	117	14,471
Activision Blizzard, Inc.	48	2,763
Alphabet, Inc., Class A†*	63	58,570
Automatic Data Processing, Inc.†	181	18,545
CA, Inc.†	43	1,482
Citrix Systems, Inc.†*	72	5,730
Cognizant Technology Solutions Corp., Class A†	61	4,050
CSRA, Inc.†	71	2,254
eBay, Inc.†*	448	15,644
Electronic Arts, Inc.*	31	3,277
Facebook, Inc., Class A†*	256	38,651
Fidelity National Information Services, Inc.†	44	3,758
International Business Machines Corp.†	177	27,228
Intuit, Inc.†	122	16,203
Mastercard, Inc., Class A†	111	13,481
Microsoft Corp.†	510	35,154
Oracle Corp.†	557	27,928
Paychex, Inc.	173	9,851
Total System Services, Inc.	88	5,126
VeriSign, Inc.†*	15	1,394
Visa, Inc., Class A†	347	32,542

		338,102

Technology Hardware & Equipment — 10.6%
Amphenol Corp., Class A	33	2,436
Apple, Inc.†	791	113,920

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.†	1,273	$39,845
Corning, Inc.	211	6,341
F5 Networks, Inc.†*	32	4,066
FLIR Systems, Inc.†	64	2,218
Harris Corp.	54	5,890
Hewlett Packard Enterprise Co.†	785	13,023
HP, Inc.†	817	14,281
Juniper Networks, Inc.†	185	5,158
Motorola Solutions, Inc.	80	6,939
NetApp, Inc.	131	5,247
Seagate Technology PLC (Ireland)	143	5,541
TE Connectivity Ltd. (Switzerland)	67	5,272
Western Digital Corp.†	139	12,315

		242,492

Telecommunication Services — 2.3%
AT&T, Inc.†	634	23,921
Verizon Communications, Inc.†	634	28,314

		52,235

Transportation — 4.5%
Alaska Air Group, Inc.†	15	1,346
CH Robinson Worldwide, Inc.†	68	4,670
CSX Corp.	39	2,128
Delta Air Lines, Inc.†	319	17,143
Expeditors International of Washington, Inc.†	86	4,857
FedEx Corp.	126	27,384
JB Hunt Transport Services, Inc.	11	1,005
Southwest Airlines Co.†	265	16,467
Union Pacific Corp.†	139	15,138
United Continental Holdings, Inc.†*	36	2,709
United Parcel Service, Inc., Class B	89	9,843

		102,690

Utilities — 3.0%
AES Corp.†	69	767
American Electric Power Co., Inc.	51	3,543
CenterPoint Energy, Inc.†	203	5,558
CMS Energy Corp.	133	6,151
Dominion Resources, Inc.	65	4,981
DTE Energy Co.†	18	1,904
Exelon Corp.†	54	1,948
FirstEnergy Corp.	211	6,153
NiSource, Inc.	154	3,905
NRG Energy, Inc.†	140	2,411

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PG&E Corp.	53	$3,518
PPL Corp.†	217	8,389
Public Service Enterprise Group, Inc.	52	2,237
Sempra Energy	23	2,593
Southern Co. (The)	103	4,932
WEC Energy Group, Inc.†	150	9,207
Xcel Energy, Inc.†	29	1,331

		69,528

TOTAL COMMON STOCKS (Cost $2,984,918)		3,259,287

TOTAL LONG POSITIONS—141.8% (Cost $2,984,918)**		3,259,287

SHORT POSITIONS — (42.1)%
COMMON STOCKS — (42.1)%
Automobiles & Components — (0.1)%
Harley-Davidson, Inc.	(48)	(2,593)

Banks — (0.3)%
Fifth Third Bancorp	(202)	(5,244)
People’s United Financial, Inc.	(84)	(1,483)

		(6,727)

Capital Goods — (4.3)%
Acuity Brands, Inc.	(12)	(2,439)
Dover Corp.	(38)	(3,048)
Eaton Corp. PLC (Ireland)	(123)	(9,573)
Flowserve Corp.	(35)	(1,625)
Fortune Brands Home & Security, Inc.	(42)	(2,740)
General Dynamics Corp.	(81)	(16,046)
Lockheed Martin Corp.	(12)	(3,331)
Masco Corp.	(85)	(3,248)
PACCAR, Inc.	(96)	(6,340)
Parker-Hannifin Corp.	(37)	(5,913)
Pentair PLC (Ireland)	(49)	(3,261)
Raytheon Co.	(76)	(12,272)
Stanley Black & Decker, Inc.	(41)	(5,770)
Textron, Inc.	(74)	(3,485)
United Technologies Corp.	(144)	(17,584)
Xylem, Inc.	(49)	(2,716)

		(99,391)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(2)	(275)
IHS Markit Ltd. (Bermuda)*	(109)	(4,800)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.*	(46)	$(3,881)

		(8,956)

Consumer Durables & Apparel — (0.4)%
Leggett & Platt, Inc.	(36)	(1,891)
Mohawk Industries, Inc.*	(20)	(4,834)
Under Armour, Inc., Class C*	(118)	(2,379)

		(9,104)

Consumer Services — (1.0)%
Carnival Corp. (Panama)	(196)	(12,852)
Chipotle Mexican Grill, Inc.*	(8)	(3,329)
Darden Restaurants, Inc.	(34)	(3,075)
Wynn Resorts Ltd.	(28)	(3,755)

		(23,011)

Diversified Financials — (1.6)%
Affiliated Managers Group, Inc.	(16)	(2,654)
American Express Co.	(142)	(11,962)
Franklin Resources, Inc.	(155)	(6,943)
Intercontinental Exchange, Inc.	(160)	(10,547)
Invesco Ltd. (Bermuda)	(111)	(3,906)
Navient Corp.	(77)	(1,282)

		(37,294)

Energy — (3.9)%
Anadarko Petroleum Corp.	(150)	(6,801)
Baker Hughes a GE Co. LLC.	(115)	(6,269)
Cimarex Energy Co.	(26)	(2,444)
Concho Resources, Inc.*	(39)	(4,740)
EOG Resources, Inc.	(155)	(14,031)
EQT Corp.	(47)	(2,754)
Helmerich & Payne, Inc.	(30)	(1,630)
Hess Corp.	(86)	(3,773)
National Oilwell Varco, Inc.	(103)	(3,393)
Newfield Exploration Co.*	(54)	(1,537)
Noble Energy, Inc.	(118)	(3,339)
Occidental Petroleum Corp.	(208)	(12,453)
Phillips 66	(138)	(11,411)
Pioneer Natural Resources Co.	(46)	(7,341)
Range Resources Corp.	(67)	(1,552)
TechnipFMC PLC (United Kingdom)* .	(125)	(3,400)
Tesoro Corp.	(32)	(2,995)

		(89,863)

Food & Staples Retailing — (0.2)%
Whole Foods Market, Inc.	(85)	(3,579)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (2.1)%
Brown-Forman Corp., Class B	(106)	$(5,152)
Coca-Cola Co. (The)	(71)	(3,184)
Constellation Brands, Inc., Class A	(55)	(10,655)
Kraft Heinz Co. (The)	(94)	(8,050)
Molson Coors Brewing Co., Class B	(58)	(5,008)
Mondelez International, Inc., Class A	(202)	(8,724)
Monster Beverage Corp.*	(152)	(7,551)

		(48,324)

Health Care Equipment & Services — (5.1)%
Abbott Laboratories	(465)	(22,604)
Align Technology, Inc.*	(21)	(3,153)
Becton Dickinson and Co.	(58)	(11,316)
Boston Scientific Corp.*	(365)	(10,118)
Cardinal Health, Inc.	(85)	(6,623)
Cerner Corp.*	(95)	(6,315)
Cooper Cos., Inc. (The)	(14)	(3,352)
Danaher Corp.	(132)	(11,140)
DaVita, Inc.*	(52)	(3,368)
Edwards Lifesciences Corp.*	(56)	(6,621)
Envision Healthcare Corp.*	(32)	(2,005)
Henry Schein, Inc.*	(22)	(4,026)
Hologic, Inc.*	(75)	(3,404)
IDEXX Laboratories, Inc.*	(25)	(4,036)
Intuitive Surgical, Inc.*	(10)	(9,354)
Stryker Corp.	(48)	(6,661)
Universal Health Services, Inc., Class B	(26)	(3,174)

		(117,270)

Household & Personal Products — (0.4)%
Clorox Co. (The)	(35)	(4,663)
Coty, Inc., Class A	(204)	(3,827)

		(8,490)

Insurance — (2.2)%
Aflac, Inc.	(107)	(8,312)
American International Group, Inc.	(79)	(4,939)
Arthur J Gallagher & Co.	(49)	(2,805)
Assurant, Inc.	(16)	(1,659)
Hartford Financial Services Group, Inc. (The)	(7)	(368)
Marsh & McLennan Cos., Inc.	(138)	(10,759)
MetLife, Inc.	(295)	(16,207)
Principal Financial Group, Inc.	(78)	(4,997)

		(50,046)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (3.1)%
Avery Dennison Corp.	(25)	$(2,209)
Ball Corp.	(36)	(1,520)
CF Industries Holdings, Inc.	(63)	(1,762)
Eastman Chemical Co.	(40)	(3,360)
Ecolab, Inc.	(82)	(10,886)
International Flavors & Fragrances, Inc.	(22)	(2,970)
International Paper Co.	(112)	(6,340)
Martin Marietta Materials, Inc.	(18)	(4,006)
Monsanto Co.	(117)	(13,848)
Mosaic Co. (The)	(96)	(2,192)
Newmont Mining Corp.	(144)	(4,664)
Nucor Corp.	(88)	(5,093)
Praxair, Inc.	(56)	(7,423)
Vulcan Materials Co.	(37)	(4,687)

		(70,960)

Pharmaceuticals, Biotechnology & Life Sciences — (3.8)%
Agilent Technologies, Inc.	(88)	(5,219)
Alexion Pharmaceuticals, Inc.*	(61)	(7,422)
Allergan PLC (Ireland)	(90)	(21,878)
Illumina, Inc.*	(40)	(6,941)
Incyte Corp.*	(58)	(7,303)
Mallinckrodt PLC (Ireland)*	(29)	(1,300)
Mettler-Toledo International, Inc.*	(8)	(4,708)
Regeneron Pharmaceuticals, Inc.*	(33)	(16,208)
Vertex Pharmaceuticals, Inc.*	(69)	(8,892)
Zoetis, Inc.	(132)	(8,234)

		(88,105)

Real Estate — (3.5)%
American Tower Corp., REIT	(62)	(8,204)
Apartment Investment & Management Co., Class A, REIT	(43)	(1,848)
Boston Properties, Inc., REIT	(42)	(5,167)
Crown Castle International Corp., REIT	(99)	(9,918)
Equinix, Inc., REIT	(20)	(8,583)
Equity Residential, REIT	(95)	(6,254)
GGP, Inc., REIT	(237)	(5,584)
HCP, Inc., REIT	(126)	(4,027)
Host Hotels & Resorts, Inc., REIT	(201)	(3,672)
Kimco Realty Corp., REIT	(116)	(2,129)
Macerich Co. (The), REIT	(40)	(2,322)
Prologis, Inc., REIT	(87)	(5,102)
Simon Property Group, Inc., REIT	(31)	(5,015)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
SL Green Realty Corp., REIT	(28)	$(2,962)
Vornado Realty Trust, REIT	(51)	(4,789)
Welltower, Inc., REIT	(50)	(3,741)

		(79,317)

Retailing — (1.9)%
Advance Auto Parts, Inc.	(21)	(2,448)
Expedia, Inc.	(42)	(6,256)
Genuine Parts Co.	(40)	(3,710)
Netflix, Inc.*	(117)	(17,481)
Priceline Group, Inc. (The)*	(6)	(11,223)
Tractor Supply Co.	(35)	(1,897)
TripAdvisor, Inc.*	(40)	(1,528)

		(44,543)

Semiconductors & Semiconductor Equipment — (1.6)%
Advanced Micro Devices, Inc.*	(253)	(3,157)
Micron Technology, Inc.*	(328)	(9,794)
NVIDIA Corp.	(120)	(17,347)
Qorvo, Inc.*	(36)	(2,280)
Xilinx, Inc.	(74)	(4,760)

		(37,338)

Software & Services — (3.0)%
Adobe Systems, Inc.*	(69)	(9,759)
Akamai Technologies, Inc.*	(47)	(2,341)
Alliance Data Systems Corp.	(15)	(3,850)
ANSYS, Inc.*	(4)	(487)
Autodesk, Inc.*	(60)	(6,049)
DXC Technology Co.	(77)	(5,907)
Fiserv, Inc.*	(3)	(367)
Gartner, Inc.*	(23)	(2,841)
Global Payments, Inc.	(5)	(452)
PayPal Holdings, Inc.*	(91)	(4,884)
Red Hat, Inc.*	(49)	(4,692)
salesforce.com, Inc.*	(192)	(16,627)
Symantec Corp.	(169)	(4,774)
Synopsys, Inc.*	(40)	(2,917)
Western Union Co. (The)	(127)	(2,419)

		(68,366)

Technology Hardware & Equipment — (0.1)%
Xerox Corp.	(68)	(1,954)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(149)	(3,558)
Level 3 Communications, Inc.*	(99)	(5,871)

		(9,429)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (0.5)%
American Airlines Group, Inc.	(139)	$(6,995)
Kansas City Southern	(30)	(3,140)
Norfolk Southern Corp.	(17)	(2,069)

		(12,204)

Utilities — (2.2)%
Alliant Energy Corp.	(61)	(2,450)
Ameren Corp.	(65)	(3,554)
American Water Works Co., Inc.	(48)	(3,742)
Consolidated Edison, Inc.	(58)	(4,688)
Duke Energy Corp.	(71)	(5,935)
Edison International	(87)	(6,803)
Entergy Corp.	(38)	(2,917)
Eversource Energy	(85)	(5,160)
NextEra Energy, Inc.	(71)	(9,949)
Pinnacle West Capital Corp.	(30)	(2,555)
SCANA Corp.	(39)	(2,613)

		(50,366)

TOTAL COMMON STOCK (Proceeds $921,995)		(967,230)

TOTAL SECURITES SOLD SHORT - (42.1)%		(967,230)

(Proceeds $921,995)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		7,125

NET ASSETS - 100.0%		$2,299,182

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $34,107.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$2,984,918

Gross unrealized appreciation	$324,841
Gross unrealized depreciation	(50,472)

Net unrealized appreciation	$274,369

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 148.1%
COMMON STOCKS — 148.1%
Automobiles & Components — 2.8%
BorgWarner, Inc.†	141	$5,973
Delphi Automotive PLC (Jersey)†	179	15,689
Ford Motor Co.	233	2,607
General Motors Co.†	883	30,843
Goodyear Tire & Rubber Co. (The)†	173	6,048

		61,160

Banks — 3.8%
Bank of America Corp.†	583	14,144
BB&T Corp.	48	2,180
Citigroup, Inc.†	83	5,551
Citizens Financial Group, Inc.	30	1,070
Comerica, Inc.	8	586
Huntington Bancshares, Inc.†	646	8,734
JPMorgan Chase & Co.†	209	19,103
KeyCorp.†	604	11,319
M&T Bank Corp.	1	162
People’s United Financial, Inc.	8	141
PNC Financial Services Group, Inc. (The)†	28	3,496
SunTrust Banks, Inc.	28	1,588
US Bancorp†	99	5,140
Wells Fargo & Co.†	153	8,478
Zions Bancorporation†	45	1,976

		83,668

Capital Goods — 12.7%
3M Co.†	10	2,082
Allegion PLC (Ireland)	42	3,407
AMETEK, Inc.†	142	8,601
Arconic, Inc.†	323	7,316
Boeing Co. (The)†	216	42,714
Caterpillar, Inc.†	322	34,602
Cummins, Inc.†	89	14,438
Deere & Co.	18	2,225
Emerson Electric Co.†	393	23,431
Fastenal Co.†	176	7,661
Fluor Corp.	89	4,074
Fortive Corp.	22	1,394
Honeywell International, Inc.†	235	31,323
Illinois Tool Works, Inc.†	20	2,865
Ingersoll-Rand PLC (Ireland)†	165	15,079
Jacobs Engineering Group, Inc.†	81	4,406
Johnson Controls International PLC (Ireland)†	573	24,845

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
L3 Technologies, Inc.†	54	$9,022
Masco Corp.†	2	76
Northrop Grumman Corp.	10	2,567
Quanta Services, Inc.*	91	2,996
Rockwell Automation, Inc.†	8	1,296
Rockwell Collins, Inc.†	12	1,261
Roper Technologies, Inc.	6	1,389
Snap-on, Inc.†	37	5,846
Stanley Black & Decker, Inc.†	3	422
TransDigm Group, Inc.†(a)	33	8,873
United Rentals, Inc.†*	53	5,974
WW Grainger, Inc.†	40	7,221

		277,406

Commercial & Professional Services — 0.9%
Cintas Corp.	3	378
Nielsen Holdings PLC (United Kingdom)†	21	812
Republic Services, Inc.	60	3,824
Robert Half International, Inc.†	46	2,205
Stericycle, Inc.*	52	3,969
Waste Management, Inc.†	105	7,702

		18,890

Consumer Durables & Apparel — 4.7%
Coach, Inc.†	178	8,426
DR Horton, Inc.†	217	7,502
Garmin Ltd. (Switzerland)†	128	6,532
Hanesbrands, Inc.(a)	249	5,767
Hasbro, Inc.†	79	8,809
Lennar Corp., Class A	13	693
Mattel, Inc.	217	4,672
Michael Kors Holdings Ltd. (British Virgin Islands)*	106	3,842
Newell Brands, Inc.†	306	16,408
PulteGroup, Inc.	199	4,881
PVH Corp.†	61	6,984
Ralph Lauren Corp.†	53	3,911
VF Corp.†	263	15,149
Whirlpool Corp.†	46	8,815

		102,391

Consumer Services — 3.2%
H&R Block, Inc.†	13	402
Hilton Worldwide Holdings, Inc.†	198	12,246
Marriott International, Inc., Class A†	229	22,971

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.†	94	$14,397
Royal Caribbean Cruises Ltd. (Liberia)†	34	3,714
Wyndham Worldwide Corp.†	6	602
Yum! Brands, Inc.†	215	15,858

		70,190

Diversified Financials — 6.7%
Ameriprise Financial, Inc.	7	891
Berkshire Hathaway, Inc., Class B†*	214	36,245
BlackRock, Inc.	9	3,802
Capital One Financial Corp.	29	2,396
CBOE Holdings, Inc.	7	640
Charles Schwab Corp. (The)†	118	5,069
CME Group, Inc.†	198	24,797
Discover Financial Services†	23	1,430
E*TRADE Financial Corp.*	17	647
Goldman Sachs Group, Inc. (The)†	57	12,648
Intercontinental Exchange, Inc.†	11	725
Leucadia National Corp.	196	5,127
Moody’s Corp.†	120	14,602
Morgan Stanley†	162	7,219
Nasdaq, Inc.†	105	7,506
Northern Trust Corp.	13	1,264
Raymond James Financial, Inc.	57	4,573
S&P Global, Inc.†	75	10,949
State Street Corp.	22	1,974
Synchrony Financial	47	1,402
T Rowe Price Group, Inc.	31	2,301

		146,207

Energy — 7.3%
Apache Corp.†	239	11,455
Cabot Oil & Gas Corp.	18	451
Chesapeake Energy Corp.(a)*	270	1,342
Chevron Corp.†	111	11,581
ConocoPhillips†	758	33,322
Devon Energy Corp.†	321	10,262
Exxon Mobil Corp.†	72	5,813
Halliburton Co.†	459	19,604
Kinder Morgan, Inc.†	134	2,567
Marathon Oil Corp.	520	6,162
Marathon Petroleum Corp.†	317	16,589
Murphy Oil Corp.	106	2,717
ONEOK, Inc.(a)	53	2,764
Schlumberger Ltd. (Curacao)	6	395

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Transocean Ltd. (Switzerland)*	247	$2,033
Valero Energy Corp.†	257	17,337
Williams Cos., Inc. (The)†	523	15,836

		160,230

Food & Staples Retailing — 7.8%
CVS Health Corp.†	700	56,322
Kroger Co. (The)†	566	13,199
Sysco Corp.†	327	16,458
Walgreens Boots Alliance, Inc.†	385	30,149
Wal-Mart Stores, Inc.†	721	54,565

		170,693

Food, Beverage & Tobacco — 4.8%
Altria Group, Inc.†	195	14,522
Archer-Daniels-Midland Co.†	360	14,897
Campbell Soup Co.†	193	10,065
Conagra Brands, Inc.†	289	10,335
Dr Pepper Snapple Group, Inc.†	10	911
General Mills, Inc.	4	222
Hershey Co. (The)†	137	14,710
Hormel Foods Corp.†	31	1,057
JM Smucker Co. (The)†	69	8,165
McCormick & Co., Inc., non-voting shares†	25	2,438
Philip Morris International, Inc.†	66	7,752
Reynolds American, Inc.†	89	5,789
Tyson Foods, Inc., Class A†	237	14,843

		105,706

Health Care Equipment & Services — 10.0%
Aetna, Inc.†	19	2,885
AmerisourceBergen Corp.†	137	12,951
Anthem, Inc.†	174	32,735
Baxter International, Inc.†	33	1,998
Centene Corp.†*	113	9,026
Cigna Corp.†	15	2,511
CR Bard, Inc.	4	1,264
DENTSPLY SIRONA, Inc.	13	843
Express Scripts Holding Co.†*	437	27,898
HCA Healthcare, Inc.†*	233	20,318
Humana, Inc.†	99	23,821
Laboratory Corp. of America Holdings†*	70	10,790
McKesson Corp.†	133	21,884
Medtronic PLC (Ireland)†	165	14,644

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Patterson Cos., Inc.(a)	58	$2,723
UnitedHealth Group, Inc.†	134	24,846
Varian Medical Systems, Inc.†*	58	5,985
Zimmer Biomet Holdings, Inc.†	12	1,541

		218,663

Household & Personal Products — 2.2%
Church & Dwight Co., Inc.†	14	726
Estee Lauder Cos., Inc. (The), Class A†	231	22,171
Kimberly-Clark Corp.†	91	11,749
Procter & Gamble Co. (The)†	154	13,421

		48,067

Insurance — 2.7%
Allstate Corp. (The)	22	1,946
Aon PLC (United Kingdom)†	152	20,208
Chubb Ltd. (Switzerland)†	63	9,159
Cincinnati Financial Corp.†	20	1,449
Everest Re Group Ltd. (Bermuda)	13	3,310
Hartford Financial Services Group, Inc. (The)	15	789
Lincoln National Corp.	13	879
Principal Financial Group, Inc.†	2	128
Progressive Corp. (The)†	246	10,846
Prudential Financial, Inc.	8	865
Torchmark Corp.†	7	536
Travelers Cos., Inc. (The)	16	2,024
Willis Towers Watson PLC (Ireland)	26	3,782
XL Group Ltd. (Bermuda)	77	3,373

		59,294

Materials — 7.6%
Air Products & Chemicals, Inc.†	137	19,599
Albemarle Corp.†	68	7,177
Dow Chemical Co. (The)†	441	27,814
EI du Pont de Nemours & Co.†	532	42,938
Freeport-McMoRan, Inc.†*	937	11,253
LyondellBasell Industries NV, Class A (Netherlands)†	256	21,604
PPG Industries, Inc.†	15	1,649
Sealed Air Corp.†	122	5,461
Sherwin-Williams Co. (The)†	60	21,058
WestRock Co.†	160	9,066

		167,619

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 10.4%
CBS Corp., Class B, non-voting shares†	256	$16,328
Charter Communications, Inc., Class A†*	37	12,463
Comcast Corp., Class A†	946	36,818
Discovery Communications, Inc., Class A†*	401	10,358
DISH Network Corp., Class A*	16	1,004
Interpublic Group of Cos., Inc. (The)†	262	6,445
News Corp., Class A†	426	5,836
Omnicom Group, Inc.†	156	12,932
Scripps Networks Interactive, Inc., Class A†	86	5,875
Time Warner, Inc.†	446	44,783
Twenty-First Century Fox, Inc., Class A†	1,134	32,138
Viacom, Inc., Class B†	262	8,795
Walt Disney Co. (The)†	326	34,637

		228,412

Pharmaceuticals, Biotechnology & Life Sciences — 10.1%
AbbVie, Inc.†	337	24,436
Amgen, Inc.†	175	30,140
Biogen, Inc.†*	139	37,719
Bristol-Myers Squibb Co.†	133	7,411
Celgene Corp.†*	111	14,416
Gilead Sciences, Inc.†	691	48,909
Johnson & Johnson†	112	14,816
Merck & Co., Inc.†	124	7,947
Mylan NV (Netherlands)†*	336	13,044
PerkinElmer, Inc.	6	409
Perrigo Co. PLC (Ireland)	86	6,495
Pfizer, Inc.†	352	11,824
Thermo Fisher Scientific, Inc.	23	4,013
Waters Corp.*	4	735

		222,314

Real Estate — 3.5%
Alexandria Real Estate Equities, Inc., REIT†	55	6,626
AvalonBay Communities, Inc., REIT†	9	1,730
CBRE Group, Inc., Class A, REIT†*	204	7,426
Digital Realty Trust, Inc., REIT†	57	6,438
Essex Property Trust, Inc., REIT†	4	1,029
Extra Space Storage, Inc., REIT	4	312

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Federal Realty Investment Trust, REIT†	4	$506
Iron Mountain, Inc., REIT†	167	5,738
Mid-America Apartment Communities, Inc., REIT†	71	7,482
Public Storage, REIT	10	2,085
Realty Income Corp., REIT†(a)	147	8,111
Regency Centers Corp., REIT	103	6,452
UDR, Inc., REIT†	130	5,066
Ventas, Inc., REIT	21	1,459
Weyerhaeuser Co., REIT†	474	15,879

		76,339

Retailing — 6.3%
AutoNation, Inc.(a)*	62	2,614
AutoZone, Inc.†*	18	10,268
Bed Bath & Beyond, Inc.	114	3,466
Best Buy Co., Inc.†	23	1,319
CarMax, Inc.*	15	946
Dollar General Corp.†	15	1,081
Dollar Tree, Inc.†*	28	1,958
Foot Locker, Inc.†	8	394
Gap, Inc. (The)(a)	24	528
Home Depot, Inc. (The)†	260	39,884
Kohl’s Corp.†	11	425
L Brands, Inc.	6	323
LKQ Corp.†*	190	6,260
Lowe’s Cos., Inc.†	515	39,928
Macy’s, Inc.	18	418
Nordstrom, Inc.(a)	23	1,100
O’Reilly Automotive, Inc.*	37	8,093
Ross Stores, Inc.†	116	6,697
Signet Jewelers Ltd. (Bermuda)(a)	42	2,656
Staples, Inc.	412	4,149
Target Corp.†	33	1,726
Tiffany & Co.†	47	4,412

		138,645

Semiconductors & Semiconductor Equipment — 8.5%
Applied Materials, Inc.†	713	29,454
Intel Corp.†	1,708	57,628
KLA-Tencor Corp.†	104	9,517
Lam Research Corp.†	121	17,113
Microchip Technology, Inc.†	98	7,564
QUALCOMM, Inc.†	381	21,039
Skyworks Solutions, Inc.†	118	11,322

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.†	415	$31,926

		185,563

Software & Services — 11.9%
Accenture PLC, Class A (Ireland)†	130	16,078
Activision Blizzard, Inc.	44	2,533
Alphabet, Inc., Class A†*	29	26,961
Automatic Data Processing, Inc.†	233	23,873
CA, Inc.†	84	2,895
Citrix Systems, Inc.†*	92	7,321
Cognizant Technology Solutions Corp., Class A†	35	2,324
CSRA, Inc.†	11	349
eBay, Inc.†*	626	21,860
Electronic Arts, Inc.*	18	1,903
Facebook, Inc., Class A†*	114	17,212
Fidelity National Information Services, Inc.†	23	1,964
Global Payments, Inc.	6	542
International Business Machines Corp.†	190	29,228
Intuit, Inc.†	155	20,586
Mastercard, Inc., Class A†	63	7,651
Microsoft Corp.	74	5,101
Oracle Corp.†	438	21,961
Paychex, Inc.†	226	12,868
Total System Services, Inc.†	113	6,582
VeriSign, Inc.*	9	837
Visa, Inc., Class A†	310	29,072

		259,701

Technology Hardware & Equipment — 11.9%
Amphenol Corp., Class A	19	1,403
Apple, Inc.†	691	99,518
Cisco Systems, Inc.†	1,496	46,825
Corning, Inc.†	331	9,947
F5 Networks, Inc.†*	49	6,226
FLIR Systems, Inc.†	84	2,911
Harris Corp.†	74	8,072
Hewlett Packard Enterprise Co.†	1,000	16,590
HP, Inc.†	1,015	17,742
Juniper Networks, Inc.†	287	8,002
Motorola Solutions, Inc.†	105	9,108
NetApp, Inc.†	217	8,691
Seagate Technology PLC (Ireland)†	195	7,556
TE Connectivity Ltd. (Switzerland)†	22	1,731

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†	182	$16,125

		260,447

Telecommunication Services — 1.8%
AT&T, Inc.†	363	13,696
Verizon Communications, Inc.†	570	25,456

		39,152

Transportation — 3.5%
American Airlines Group, Inc.†	8	402
CH Robinson Worldwide, Inc.†	89	6,113
CSX Corp.	35	1,910
Delta Air Lines, Inc.†	43	2,311
Expeditors International of Washington, Inc.†	111	6,269
FedEx Corp.†	161	34,990
JB Hunt Transport Services, Inc.	6	548
Norfolk Southern Corp.	4	487
Southwest Airlines Co.†	6	373
Union Pacific Corp.†	167	18,188
United Parcel Service, Inc., Class B†	51	5,640

		77,231

Utilities — 3.0%
AES Corp.†	39	433
American Electric Power Co., Inc.	29	2,015
CenterPoint Energy, Inc.	259	7,091
CMS Energy Corp.	170	7,861
Dominion Resources, Inc.	37	2,835
DTE Energy Co.†	11	1,164
Exelon Corp.†	17	613
FirstEnergy Corp.	271	7,902
NiSource, Inc.	200	5,072
PG&E Corp.	30	1,991
PPL Corp.†	307	11,869
Public Service Enterprise Group, Inc.	49	2,107
Sempra Energy	4	451
Southern Co. (The)	59	2,825
WEC Energy Group, Inc.†	193	11,846

		66,075

TOTAL COMMON STOCKS (Cost $3,025,723)		3,244,063

TOTAL LONG POSITIONS - 148.1%		3,244,063

(Cost $3,025,723)**

	Number of Shares	Value
SHORT POSITIONS — (88.0)%
COMMON STOCKS — (88.0)%
Automobiles & Components — (0.2)%
Harley-Davidson, Inc.	(87)	$(4,700)

Banks — (0.8)%
Fifth Third Bancorp.	(370)	(9,605)
Regions Financial Corp.	(595)	(8,711)

		(18,316)

Capital Goods — (7.9)%
Acuity Brands, Inc.	(23)	(4,675)
Dover Corp.	(22)	(1,765)
Eaton Corp. PLC (Ireland)	(227)	(17,667)
Flowserve Corp.	(64)	(2,972)
Fortune Brands Home & Security, Inc.	(76)	(4,958)
General Dynamics Corp.	(149)	(29,517)
General Electric Co.	(140)	(3,781)
Lockheed Martin Corp.	(51)	(14,158)
PACCAR, Inc.	(174)	(11,491)
Parker-Hannifin Corp.	(65)	(10,388)
Pentair PLC (Ireland)	(90)	(5,989)
Raytheon Co.	(140)	(22,607)
Textron, Inc.	(134)	(6,311)
United Technologies Corp.	(265)	(32,359)
Xylem, Inc.	(89)	(4,933)

		(173,571)

Commercial & Professional Services — (0.8)%
Equifax, Inc.	(16)	(2,199)
IHS Markit Ltd. (Bermuda)*	(196)	(8,632)
Verisk Analytics, Inc.*	(87)	(7,340)

		(18,171)

Consumer Durables & Apparel — (0.8)%
Leggett & Platt, Inc.	(66)	(3,467)
Mohawk Industries, Inc.*	(37)	(8,943)
NIKE, Inc., Class B	(3)	(177)
Under Armour, Inc., Class C*	(216)	(4,355)

		(16,942)

Consumer Services — (2.3)%
Carnival Corp. (Panama)	(365)	(23,933)
Chipotle Mexican Grill, Inc.*	(19)	(7,906)
Darden Restaurants, Inc.	(47)	(4,251)
Starbucks Corp.	(95)	(5,539)
Wynn Resorts Ltd.	(61)	(8,181)

		(49,810)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (2.3)%
Affiliated Managers Group, Inc.	(30)	$(4,976)
American Express Co.	(235)	(19,796)
Bank of New York Mellon Corp. (The)	(33)	(1,684)
Franklin Resources, Inc.	(299)	(13,392)
Invesco Ltd. (Bermuda)	(212)	(7,460)
Navient Corp.	(141)	(2,348)

		(49,656)

Energy — (7.8)%
Anadarko Petroleum Corp.	(280)	(12,695)
Baker Hughes a GE Co. LLC	(214)	(11,665)
Cimarex Energy Co.	(58)	(5,453)
Concho Resources, Inc.*	(80)	(9,722)
EOG Resources, Inc.	(288)	(26,070)
EQT Corp.	(94)	(5,507)
Helmerich & Payne, Inc.	(56)	(3,043)
Hess Corp.	(177)	(7,765)
National Oilwell Varco, Inc.	(199)	(6,555)
Newfield Exploration Co.*	(97)	(2,761)
Noble Energy, Inc.	(220)	(6,226)
Occidental Petroleum Corp.	(389)	(23,289)
Phillips 66	(253)	(20,921)
Pioneer Natural Resources Co.	(86)	(13,724)
Range Resources Corp.	(130)	(3,012)
TechnipFMC PLC (United Kingdom)*	(229)	(6,229)
Tesoro Corp.	(59)	(5,522)

		(170,159)

Food & Staples Retailing — (0.7)%
Costco Wholesale Corp.	(53)	(8,476)
Whole Foods Market, Inc.	(154)	(6,485)

		(14,961)

Food, Beverage & Tobacco — (5.5)%
Brown-Forman Corp., Class B	(210)	(10,206)
Coca-Cola Co. (The)	(522)	(23,412)
Constellation Brands, Inc., Class A	(101)	(19,567)
Kellogg Co.	(7)	(486)
Kraft Heinz Co. (The)	(240)	(20,554)
Molson Coors Brewing Co., Class B	(109)	(9,411)
Mondelez International, Inc., Class A	(354)	(15,289)
Monster Beverage Corp.*	(277)	(13,761)
PepsiCo, Inc.	(72)	(8,315)

		(121,001)

Health Care Equipment & Services — (9.7)%
Abbott Laboratories	(854)	(41,513)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Align Technology, Inc.*	(38)	$(5,704)
Becton Dickinson and Co.	(108)	(21,072)
Boston Scientific Corp.*	(600)	(16,632)
Cardinal Health, Inc.	(156)	(12,155)
Cerner Corp.*	(187)	(12,430)
Cooper Cos., Inc. (The)	(23)	(5,507)
Danaher Corp.	(159)	(13,418)
DaVita, Inc.*	(95)	(6,152)
Edwards Lifesciences Corp.*	(103)	(12,179)
Envision Healthcare Corp.*	(59)	(3,698)
Henry Schein, Inc.*	(39)	(7,138)
Hologic, Inc.*	(137)	(6,217)
IDEXX Laboratories, Inc.*	(46)	(7,425)
Intuitive Surgical, Inc.*	(19)	(17,772)
Quest Diagnostics, Inc.	(14)	(1,556)
Stryker Corp.	(108)	(14,988)
Universal Health Services, Inc., Class B	(49)	(5,982)

		(211,538)

Household & Personal Products — (1.0)%
Clorox Co. (The)	(65)	(8,661)
Colgate-Palmolive Co.	(77)	(5,708)
Coty, Inc., Class A	(380)	(7,129)

		(21,498)

Insurance — (4.0)%
Aflac, Inc.	(193)	(14,992)
American International Group, Inc.	(149)	(9,315)
Arthur J Gallagher & Co.	(90)	(5,152)
Assurant, Inc.	(32)	(3,318)
Loews Corp.	(19)	(889)
Marsh & McLennan Cos., Inc.	(250)	(19,490)
MetLife, Inc.	(529)	(29,063)
Unum Group	(112)	(5,223)

		(87,442)

Materials — (6.1)%
Avery Dennison Corp.	(45)	(3,977)
Ball Corp.	(106)	(4,474)
CF Industries Holdings, Inc.	(144)	(4,026)
Eastman Chemical Co.	(75)	(6,299)
Ecolab, Inc.	(154)	(20,444)
FMC Corp.	(68)	(4,967)
International Flavors & Fragrances, Inc.	(39)	(5,265)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.	(209)	$(11,831)
Martin Marietta Materials, Inc.	(33)	(7,345)
Monsanto Co.	(158)	(18,701)
Mosaic Co. (The)	(186)	(4,246)
Newmont Mining Corp.	(265)	(8,583)
Nucor Corp.	(169)	(9,780)
Praxair, Inc.	(116)	(15,376)
Vulcan Materials Co.	(70)	(8,868)

		(134,182)

Pharmaceuticals, Biotechnology & Life Sciences — (7.7)%
Agilent Technologies, Inc.	(163)	(9,667)
Alexion Pharmaceuticals, Inc.*	(123)	(14,965)
Allergan PLC (Ireland)	(164)	(39,867)
Eli Lilly & Co.	(17)	(1,399)
Illumina, Inc.*	(82)	(14,229)
Incyte Corp.*	(107)	(13,472)
Mallinckrodt PLC (Ireland)*	(54)	(2,420)
Mettler-Toledo International, Inc.*	(14)	(8,240)
Regeneron Pharmaceuticals, Inc.*	(62)	(30,451)
Vertex Pharmaceuticals, Inc.*	(156)	(20,104)
Zoetis, Inc.	(241)	(15,034)

		(169,848)

Real Estate — (7.0)%
American Tower Corp., REIT	(144)	(19,054)
Apartment Investment & Management Co., Class A, REIT	(78)	(3,352)
Boston Properties, Inc., REIT	(76)	(9,350)
Crown Castle International Corp., REIT	(186)	(18,633)
Equinix, Inc., REIT	(38)	(16,308)
Equity Residential, REIT	(189)	(12,442)
GGP, Inc., REIT	(435)	(10,249)
HCP, Inc., REIT	(230)	(7,351)
Host Hotels & Resorts, Inc., REIT	(376)	(6,870)
Kimco Realty Corp., REIT	(224)	(4,110)
Macerich Co. (The), REIT	(77)	(4,471)
Prologis, Inc., REIT	(149)	(8,737)
Simon Property Group, Inc., REIT	(71)	(11,485)
SL Green Realty Corp., REIT	(54)	(5,713)
Vornado Realty Trust, REIT	(73)	(6,855)
Welltower, Inc., REIT	(112)	(8,383)

		(153,363)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (5.3)%
Advance Auto Parts, Inc.	(39)	$(4,547)
Amazon.com, Inc.*	(21)	(20,328)
Expedia, Inc.	(92)	(13,703)
Genuine Parts Co.	(73)	(6,771)
Netflix, Inc.*	(265)	(39,594)
Priceline Group, Inc. (The)*	(11)	(20,576)
TJX Cos., Inc. (The)	(8)	(577)
Tractor Supply Co.	(64)	(3,469)
TripAdvisor, Inc.*	(90)	(3,438)
Ulta Beauty, Inc.*	(15)	(4,310)

		(117,313)

Semiconductors & Semiconductor Equipment — (5.1)%
Advanced Micro Devices, Inc.*	(474)	(5,915)
Analog Devices, Inc.	(180)	(14,004)
Broadcom Ltd. (Singapore)	(135)	(31,462)
Micron Technology, Inc.*	(642)	(19,170)
NVIDIA Corp.	(190)	(27,466)
Qorvo, Inc.*	(65)	(4,116)
Xilinx, Inc.	(134)	(8,619)

		(110,752)

Software & Services — (6.3)%
Adobe Systems, Inc.*	(127)	(17,963)
Akamai Technologies, Inc.*	(85)	(4,234)
Alliance Data Systems Corp.	(30)	(7,701)
ANSYS, Inc.*	(1)	(122)
Autodesk, Inc.*	(139)	(14,014)
DXC Technology Co.	(141)	(10,818)
Fiserv, Inc.*	(30)	(3,670)
Gartner, Inc.*	(41)	(5,064)
PayPal Holdings, Inc.*	(244)	(13,095)
Red Hat, Inc.*	(112)	(10,724)
salesforce.com, Inc.*	(366)	(31,696)
Symantec Corp.	(308)	(8,701)
Synopsys, Inc.*	(74)	(5,397)
Western Union Co. (The)	(232)	(4,420)

		(137,619)

Technology Hardware & Equipment — (0.2)%
Xerox Corp.	(123)	(3,534)
Telecommunication Services — (0.8)%
CenturyLink, Inc.	(279)	(6,663)
Level 3 Communications, Inc.*	(190)	(11,267)

		(17,930)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (1.1)%
Alaska Air Group, Inc.	(59)	$(5,296)
Kansas City Southern	(67)	(7,012)
United Continental Holdings, Inc.*	(156)	(11,739)

		(24,047)

Utilities — (4.6)%
Alliant Energy Corp.	(112)	(4,499)
Ameren Corp.	(117)	(6,396)
American Water Works Co., Inc.	(89)	(6,938)
Consolidated Edison, Inc.	(118)	(9,537)
Duke Energy Corp.	(173)	(14,461)
Edison International	(157)	(12,276)
Entergy Corp.	(46)	(3,531)
Eversource Energy	(153)	(9,289)
NextEra Energy, Inc.	(153)	(21,440)
NRG Energy, Inc.	(156)	(2,686)
Pinnacle West Capital Corp.	(55)	(4,684)
SCANA Corp.	(70)	(4,691)
Xcel Energy, Inc.	(14)	(642)

		(101,070)

TOTAL COMMON STOCK (Proceeds $1,817,951)		(1,927,423)

TOTAL SECURITES SOLD SHORT - (88.0)%		(1,927,423)

(Proceeds $1,817,951)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		874,127

NET ASSETS - 100.0%		$2,190,767

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $22,682.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$3,025,723

Gross unrealized appreciation	$281,117
Gross unrealized depreciation	(62,777)

Net unrealized appreciation	$218,340

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 97.8%
COMMON STOCKS — 97.8%
Automobiles & Components — 1.4%
BorgWarner, Inc.†	75	$3,177
Delphi Automotive PLC (Jersey)†	95	8,327
Ford Motor Co.	167	1,869
General Motors Co.†	411	14,356
Goodyear Tire & Rubber Co. (The)	91	3,181

		30,910

Banks — 3.9%
Bank of America Corp.†	621	15,066
BB&T Corp.†	51	2,316
Citigroup, Inc.†	72	4,815
Citizens Financial Group, Inc.†	38	1,356
Comerica, Inc.†	11	806
Huntington Bancshares, Inc.†	256	3,461
JPMorgan Chase & Co.†	218	19,925
KeyCorp.†	230	4,310
M&T Bank Corp.†	14	2,267
PNC Financial Services Group, Inc. (The)†	30	3,746
Regions Financial Corp.†	76	1,113
SunTrust Banks, Inc.†	32	1,815
US Bancorp†	104	5,400
Wells Fargo & Co.†	305	16,900
Zions Bancorporation†	13	571

		83,867

Capital Goods — 8.0%
3M Co.†	31	6,454
Allegion PLC (Ireland)	34	2,758
AMETEK, Inc.†	77	4,664
Arconic, Inc.	173	3,919
Boeing Co. (The)†	184	36,386
Caterpillar, Inc.†	134	14,400
Cummins, Inc.†	58	9,409
Deere & Co.	19	2,348
Emerson Electric Co.†	216	12,878
Fastenal Co.	97	4,222
Fluor Corp.	48	2,197
Fortive Corp.†	22	1,394
General Electric Co.†	140	3,781
Honeywell International, Inc.†	125	16,661
Illinois Tool Works, Inc.†	22	3,152
Ingersoll-Rand PLC (Ireland)†	90	8,225
Jacobs Engineering Group, Inc.†	30	1,632

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)†	314	$13,615
L3 Technologies, Inc.	27	4,511
Northrop Grumman Corp.†	10	2,567
Quanta Services, Inc.*	51	1,679
Rockwell Automation, Inc.	7	1,134
Roper Technologies, Inc.	6	1,389
Snap-on, Inc.†	20	3,160
TransDigm Group, Inc.(a)	18	4,840
United Rentals, Inc.*	29	3,269
WW Grainger, Inc.†(a)	21	3,791

		174,435

Commercial & Professional Services — 0.6%
Cintas Corp.	5	630
Equifax, Inc.	1	137
Nielsen Holdings PLC (United Kingdom)	21	812
Republic Services, Inc.	39	2,485
Robert Half International, Inc.†	45	2,157
Stericycle, Inc.*	27	2,061
Waste Management, Inc.	69	5,061

		13,343

Consumer Durables & Apparel — 2.6%
Coach, Inc.	96	4,545
DR Horton, Inc.†	84	2,904
Garmin Ltd. (Switzerland)	63	3,215
Hanesbrands, Inc.(a)	132	3,057
Hasbro, Inc.	43	4,795
Lennar Corp., Class A†	14	746
Mattel, Inc.	118	2,541
Michael Kors Holdings Ltd. (British Virgin Islands)*	57	2,066
Newell Brands, Inc.†	166	8,901
NIKE, Inc., Class B	54	3,186
PulteGroup, Inc.	98	2,404
PVH Corp.†	28	3,206
Ralph Lauren Corp.†	29	2,140
VF Corp.	142	8,179
Whirlpool Corp.†	24	4,599

		56,484

Consumer Services — 2.0%
H&R Block, Inc.†	13	402
Hilton Worldwide Holdings, Inc.	110	6,804

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A†	126	$12,639
McDonald’s Corp.†	65	9,955
Royal Caribbean Cruises Ltd. (Liberia)	17	1,857
Starbucks Corp.	5	292
Wyndham Worldwide Corp.†	38	3,816
Yum! Brands, Inc.†	118	8,704

		44,469

Diversified Financials — 4.7%
Ameriprise Financial, Inc.†	4	509
Bank of New York Mellon Corp. (The)†	47	2,398
Berkshire Hathaway, Inc., Class B†*	173	29,301
BlackRock, Inc.†	9	3,802
Capital One Financial Corp.†	29	2,396
CBOE Holdings, Inc.	7	640
Charles Schwab Corp. (The)†	172	7,389
CME Group, Inc.†	102	12,774
Discover Financial Services†	23	1,430
E*TRADE Financial Corp.†*	17	647
Goldman Sachs Group, Inc. (The)†	38	8,432
Leucadia National Corp.	56	1,465
Moody’s Corp.†	66	8,031
Morgan Stanley†	150	6,684
Nasdaq, Inc.†	57	4,075
Northern Trust Corp.†	15	1,458
Raymond James Financial, Inc.	9	722
S&P Global, Inc.†	36	5,256
State Street Corp.†	22	1,974
Synchrony Financial†	48	1,431
T Rowe Price Group, Inc.†(a)	15	1,113

		101,927

Energy — 4.8%
Apache Corp.	130	6,231
Cabot Oil & Gas Corp.	19	477
Chesapeake Energy Corp.(a)*	54	268
Chevron Corp.†	112	11,685
ConocoPhillips	415	18,243
Devon Energy Corp.	175	5,595
Exxon Mobil Corp.†	178	14,370
Halliburton Co.	179	7,645
Kinder Morgan, Inc.†	101	1,935
Marathon Oil Corp.	286	3,389
Marathon Petroleum Corp.†	173	9,053

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Murphy Oil Corp.	58	$1,487
ONEOK, Inc.†	13	678
Schlumberger Ltd. (Curacao)	39	2,568
Transocean Ltd. (Switzerland)(a)*	133	1,095
Valero Energy Corp.†	158	10,659
Williams Cos., Inc. (The)†	282	8,539

		103,917

Food & Staples Retailing — 4.5%
CVS Health Corp.†	370	29,770
Kroger Co. (The)†	309	7,206
Sysco Corp.†	179	9,009
Walgreens Boots Alliance, Inc.†	216	16,915
Wal-Mart Stores, Inc.†	446	33,753

		96,653

Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.†	226	16,830
Archer-Daniels-Midland Co.†	192	7,945
Campbell Soup Co.	105	5,476
Conagra Brands, Inc.†	153	5,471
Dr Pepper Snapple Group, Inc.†	10	911
General Mills, Inc.	3	166
Hershey Co. (The)†	74	7,945
Hormel Foods Corp.(a)	31	1,057
JM Smucker Co. (The)	38	4,497
Kellogg Co.	4	278
PepsiCo, Inc.	14	1,617
Philip Morris International, Inc.†	41	4,815
Reynolds American, Inc.†	87	5,658
Tyson Foods, Inc., Class A†	126	7,891

		70,557

Health Care Equipment & Services — 7.4%
Aetna, Inc.†	123	18,675
AmerisourceBergen Corp.	76	7,184
Anthem, Inc.†	92	17,308
Baxter International, Inc.†	35	2,119
Centene Corp.†*	60	4,793
Cigna Corp.†	90	15,065
CR Bard, Inc.	4	1,264
DENTSPLY SIRONA, Inc.	13	843
Express Scripts Holding Co.†*	220	14,045
HCA Healthcare, Inc.†*	127	11,074
Humana, Inc.†	52	12,512

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings†*	37	$5,703
McKesson Corp.†	72	11,847
Medtronic PLC (Ireland)	107	9,496
Patterson Cos., Inc.(a)	32	1,502
Quest Diagnostics, Inc.†	9	1,000
UnitedHealth Group, Inc.†	122	22,621
Varian Medical Systems, Inc.*	32	3,302
Zimmer Biomet Holdings, Inc.	11	1,412

		161,765

Household & Personal Products — 1.5%
Church & Dwight Co., Inc.†	16	830
Estee Lauder Cos., Inc. (The), Class A†	127	12,189
Kimberly-Clark Corp.†	48	6,197
Procter & Gamble Co. (The)†	151	13,160

		32,376

Insurance — 1.7%
Allstate Corp. (The)	22	1,946
Aon PLC (United Kingdom)†	75	9,971
Chubb Ltd. (Switzerland)†	40	5,815
Cincinnati Financial Corp.†	13	942
Everest Re Group Ltd. (Bermuda)	11	2,800
Loews Corp.	10	468
Progressive Corp. (The)†	139	6,129
Prudential Financial, Inc.†	33	3,569
Torchmark Corp.†	8	612
Travelers Cos., Inc. (The)†	16	2,024
Unum Group†	15	699
Willis Towers Watson PLC (Ireland)	8	1,164
XL Group Ltd. (Bermuda)	36	1,577

		37,716

Materials — 4.3%
Air Products & Chemicals, Inc.†	74	10,586
Albemarle Corp.	38	4,011
Dow Chemical Co. (The)†	254	16,020
EI du Pont de Nemours & Co.†	291	23,487
FMC Corp.†	9	657
Freeport-McMoRan, Inc.†*	506	6,077
LyondellBasell Industries NV, Class A (Netherlands)†	138	11,646
PPG Industries, Inc.†	15	1,649
Sealed Air Corp.	66	2,954

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sherwin-Williams Co. (The)†	33	$11,582
WestRock Co.†	66	3,740

		92,409

Media — 6.0%
CBS Corp., Class B, non-voting shares†	139	8,865
Charter Communications, Inc., Class A†*	24	8,084
Comcast Corp., Class A†	603	23,469
Discovery Communications, Inc., Class A†(a)*	207	5,347
Interpublic Group of Cos., Inc. (The)	139	3,419
News Corp., Class A†	203	2,781
Omnicom Group, Inc.†	83	6,881
Scripps Networks Interactive, Inc., Class A†(a)	45	3,074
Time Warner, Inc.†	237	23,797
Twenty-First Century Fox, Inc., Class A†	640	18,138
Viacom, Inc., Class B†	139	4,666
Walt Disney Co. (The)†	202	21,463

		129,984

Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
AbbVie, Inc.†	268	19,433
Amgen, Inc.†	103	17,740
Biogen, Inc.†*	76	20,623
Bristol-Myers Squibb Co.†	123	6,854
Celgene Corp.†*	61	7,922
Eli Lilly & Co.†	30	2,469
Gilead Sciences, Inc.†	350	24,773
Johnson & Johnson†	140	18,521
Merck & Co., Inc.†	129	8,268
Mylan NV (Netherlands)*	183	7,104
PerkinElmer, Inc.	5	341
Perrigo Co. PLC (Ireland)	17	1,284
Pfizer, Inc.†	354	11,891
Thermo Fisher Scientific, Inc.	23	4,013
Waters Corp.†*	4	735

		151,971

Real Estate — 2.1%
Alexandria Real Estate Equities, Inc., REIT	30	3,614
AvalonBay Communities, Inc., REIT†	9	1,730
CBRE Group, Inc., Class A, REIT†*	113	4,113

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Digital Realty Trust, Inc., REIT†	24	$2,711
Essex Property Trust, Inc., REIT†	4	1,029
Extra Space Storage, Inc., REIT†(a)	7	546
Federal Realty Investment Trust, REIT†	4	506
Iron Mountain, Inc., REIT	91	3,127
Mid-America Apartment Communities, Inc., REIT	38	4,004
Public Storage, REIT	11	2,294
Realty Income Corp., REIT(a)	91	5,021
Regency Centers Corp., REIT	57	3,570
UDR, Inc., REIT†	69	2,689
Ventas, Inc., REIT†	21	1,459
Weyerhaeuser Co., REIT†	256	8,576

		44,989

Retailing — 4.1%
Amazon.com, Inc.†*	4	3,872
AutoNation, Inc.(a)*	34	1,433
AutoZone, Inc.†*	10	5,705
Bed Bath & Beyond, Inc.†	53	1,611
Best Buy Co., Inc.†	111	6,364
CarMax, Inc.*	10	631
Dollar General Corp.†	16	1,153
Dollar Tree, Inc.*	20	1,398
Foot Locker, Inc.	8	394
Gap, Inc. (The)†	14	308
Home Depot, Inc. (The)†	157	24,084
Kohl’s Corp.†	10	387
L Brands, Inc.(a)	5	269
LKQ Corp.*	104	3,427
Lowe’s Cos., Inc.†	283	21,941
Macy’s, Inc.	19	442
Nordstrom, Inc.(a)	16	765
O’Reilly Automotive, Inc.†*	18	3,937
Ross Stores, Inc.	78	4,503
Signet Jewelers Ltd. (Bermuda)(a)	11	696
Staples, Inc.	222	2,236
Target Corp.†	33	1,726
Tiffany & Co.	13	1,220
TJX Cos., Inc. (The)†	16	1,155
Ulta Beauty, Inc.*	1	287

		89,944

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.†	11	856

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Applied Materials, Inc.†	377	$15,574
Intel Corp.†	992	33,470
KLA-Tencor Corp.†	55	5,033
Lam Research Corp.†	64	9,052
Microchip Technology, Inc.(a)	30	2,315
QUALCOMM, Inc.†	193	10,657
Skyworks Solutions, Inc.	65	6,237
Texas Instruments, Inc.†	224	17,232

		100,426

Software & Services — 9.2%
Accenture PLC, Class A (Ireland)†	71	8,781
Activision Blizzard, Inc.	32	1,842
Alphabet, Inc., Class A†*	35	32,539
Automatic Data Processing, Inc.	118	12,090
CA, Inc.†	25	862
Citrix Systems, Inc.*	50	3,979
Cognizant Technology Solutions Corp., Class A†	35	2,324
CSRA, Inc.†	57	1,810
eBay, Inc.†*	286	9,987
Electronic Arts, Inc.*	18	1,903
Facebook, Inc., Class A†*	147	22,194
Fidelity National Information Services, Inc.†	20	1,708
International Business Machines Corp.†	107	16,460
Intuit, Inc.	86	11,422
Mastercard, Inc., Class A†	64	7,773
Microsoft Corp.†	256	17,646
Oracle Corp.†	327	16,396
Paychex, Inc.	123	7,004
Total System Services, Inc.	62	3,612
VeriSign, Inc.†*	9	837
Visa, Inc., Class A†	210	19,694

		200,863

Technology Hardware & Equipment — 7.3%
Amphenol Corp., Class A	19	1,403
Apple, Inc.†	502	72,298
Cisco Systems, Inc.†	823	25,760
Corning, Inc.†	120	3,606
F5 Networks, Inc.†*	23	2,922
FLIR Systems, Inc.†	46	1,594
Harris Corp.	33	3,600
Hewlett Packard Enterprise Co.	550	9,125

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.†	588	$10,278
Juniper Networks, Inc.†	133	3,708
Motorola Solutions, Inc.	57	4,944
NetApp, Inc.	93	3,725
Seagate Technology PLC (Ireland)	103	3,991
TE Connectivity Ltd. (Switzerland)†	35	2,754
Western Digital Corp.†	99	8,771

		158,479

Telecommunication Services — 1.4%
AT&T, Inc.†	365	13,772
Verizon Communications, Inc.†	373	16,658

		30,430

Transportation — 3.3%
Alaska Air Group, Inc.†	10	898
CH Robinson Worldwide, Inc.†	48	3,297
CSX Corp.	22	1,200
Delta Air Lines, Inc.†	253	13,596
Expeditors International of Washington, Inc.†	61	3,445
FedEx Corp.	88	19,125
JB Hunt Transport Services, Inc.	6	548
Southwest Airlines Co.†	212	13,174
Union Pacific Corp.†	84	9,148
United Continental Holdings, Inc.†*	23	1,731
United Parcel Service, Inc., Class B	51	5,640

		71,802

Utilities — 2.1%
AES Corp.†	40	444
American Electric Power Co., Inc.	30	2,084
CenterPoint Energy, Inc.†	143	3,915
CMS Energy Corp.	93	4,301
Dominion Resources, Inc.	38	2,912
DTE Energy Co.†	10	1,058
Exelon Corp.†	37	1,335
FirstEnergy Corp.	148	4,316
NiSource, Inc.	109	2,764
NRG Energy, Inc.†	110	1,894
PG&E Corp.	31	2,057
PPL Corp.†	123	4,755
Public Service Enterprise Group, Inc.	30	1,290
Sempra Energy	14	1,578
Southern Co. (The)	59	2,825

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.†	105	$6,445
Xcel Energy, Inc.†	14	642

		44,615

TOTAL COMMON STOCKS (Cost $1,944,178)		2,124,331

TOTAL LONG POSITIONS - 97.8%		2,124,331

(Cost $1,944,178)**

SHORT POSITIONS — (37.0)%
COMMON STOCKS — (37.0)%
Automobiles & Components — (0.1)%
Harley-Davidson, Inc.	(39)	(2,107)

Banks — (0.3)%
Fifth Third Bancorp.	(162)	(4,206)
People’s United Financial, Inc.	(67)	(1,183)

		(5,389)

Capital Goods — (3.8)%
Acuity Brands, Inc.	(10)	(2,033)
Dover Corp.	(23)	(1,845)
Eaton Corp. PLC (Ireland)	(99)	(7,705)
Flowserve Corp.	(29)	(1,346)
Fortune Brands Home & Security, Inc.	(34)	(2,218)
General Dynamics Corp.	(65)	(12,875)
Lockheed Martin Corp.	(11)	(3,054)
Masco Corp.	(68)	(2,598)
PACCAR, Inc.	(78)	(5,151)
Parker-Hannifin Corp.	(30)	(4,795)
Pentair PLC (Ireland)	(40)	(2,662)
Raytheon Co.	(60)	(9,689)
Rockwell Collins, Inc.	(29)	(3,047)
Stanley Black & Decker, Inc.	(33)	(4,644)
Textron, Inc.	(59)	(2,779)
United Technologies Corp.	(116)	(14,165)
Xylem, Inc.	(39)	(2,162)

		(82,768)

Commercial & Professional Services — (0.3)%
IHS Markit Ltd. (Bermuda)*	(87)	(3,831)
Verisk Analytics, Inc.*	(38)	(3,206)

		(7,037)

Consumer Durables & Apparel — (0.3)%
Leggett & Platt, Inc.	(29)	(1,523)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.*	(16)	$(3,867)
Under Armour, Inc., Class C*	(95)	(1,915)

		(7,305)

Consumer Services — (0.9)%
Carnival Corp. (Panama)	(158)	(10,360)
Chipotle Mexican Grill, Inc.*	(7)	(2,913)
Darden Restaurants, Inc.	(27)	(2,442)
Wynn Resorts Ltd.	(23)	(3,085)

		(18,800)

Diversified Financials — (1.4)%
Affiliated Managers Group, Inc.	(13)	(2,156)
American Express Co.	(119)	(10,025)
Franklin Resources, Inc.	(125)	(5,599)
Intercontinental Exchange, Inc.	(128)	(8,438)
Invesco Ltd. (Bermuda)	(90)	(3,167)
Navient Corp.	(62)	(1,032)

		(30,417)

Energy — (3.3)%
Anadarko Petroleum Corp.	(121)	(5,486)
Baker Hughes a GE Co. LLC	(92)	(5,015)
Cimarex Energy Co.	(21)	(1,974)
Concho Resources, Inc.*	(32)	(3,889)
EOG Resources, Inc.	(124)	(11,225)
EQT Corp.	(38)	(2,226)
Helmerich & Payne, Inc.	(24)	(1,304)
Hess Corp.	(70)	(3,071)
National Oilwell Varco, Inc.	(84)	(2,767)
Newfield Exploration Co.*	(43)	(1,224)
Noble Energy, Inc.	(95)	(2,687)
Occidental Petroleum Corp.	(167)	(9,998)
Phillips 66	(111)	(9,179)
Pioneer Natural Resources Co.	(37)	(5,904)
Range Resources Corp.	(55)	(1,274)
TechnipFMC PLC (United Kingdom)*	(100)	(2,720)
Tesoro Corp.	(26)	(2,434)

		(72,377)

Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	(1)	(160)
Whole Foods Market, Inc.	(68)	(2,863)

		(3,023)

Food, Beverage & Tobacco — (2.0)%
Brown-Forman Corp., Class B	(89)	(4,325)
Coca-Cola Co. (The)	(125)	(5,606)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Constellation Brands, Inc., Class A	(44)	$(8,524)
Kraft Heinz Co. (The)	(88)	(7,536)
Molson Coors Brewing Co., Class B	(47)	(4,058)
Mondelez International, Inc., Class A	(167)	(7,213)
Monster Beverage Corp.*	(122)	(6,061)

		(43,323)

Health Care Equipment & Services — (4.3)%
Abbott Laboratories	(373)	(18,132)
Align Technology, Inc.*	(17)	(2,552)
Becton Dickinson and Co.	(46)	(8,975)
Boston Scientific Corp.*	(292)	(8,094)
Cardinal Health, Inc.	(68)	(5,299)
Cerner Corp.*	(79)	(5,251)
Cooper Cos., Inc. (The)	(11)	(2,634)
Danaher Corp.	(106)	(8,945)
DaVita, Inc.*	(42)	(2,720)
Edwards Lifesciences Corp.*	(42)	(4,966)
Envision Healthcare Corp.*	(26)	(1,629)
Henry Schein, Inc.*	(18)	(3,294)
Hologic, Inc.*	(61)	(2,768)
IDEXX Laboratories, Inc.*	(20)	(3,228)
Intuitive Surgical, Inc.*	(8)	(7,483)
Stryker Corp.	(40)	(5,551)
Universal Health Services, Inc., Class B	(21)	(2,564)

		(94,085)

Household & Personal Products — (0.3)%
Clorox Co. (The)	(28)	(3,731)
Coty, Inc., Class A	(164)	(3,077)

		(6,808)

Insurance — (1.9)%
Aflac, Inc.	(86)	(6,681)
American International Group, Inc.	(69)	(4,314)
Arthur J Gallagher & Co.	(39)	(2,233)
Assurant, Inc.	(14)	(1,452)
Lincoln National Corp.	(26)	(1,757)
Marsh & McLennan Cos., Inc.	(110)	(8,576)
MetLife, Inc.	(236)	(12,966)
Principal Financial Group, Inc.	(63)	(4,036)

		(42,015)

Materials — (2.6)%
Avery Dennison Corp.	(20)	(1,767)
Ball Corp.	(21)	(886)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.	(52)	$(1,454)
Eastman Chemical Co.	(33)	(2,772)
Ecolab, Inc.	(66)	(8,762)
International Flavors & Fragrances, Inc.	(17)	(2,295)
International Paper Co.	(90)	(5,095)
Martin Marietta Materials, Inc.	(15)	(3,339)
Monsanto Co.	(93)	(11,007)
Mosaic Co. (The)	(79)	(1,804)
Newmont Mining Corp.	(115)	(3,725)
Nucor Corp.	(72)	(4,167)
Praxair, Inc.	(45)	(5,965)
Vulcan Materials Co.	(30)	(3,800)

		(56,838)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(71)	(4,211)
Alexion Pharmaceuticals, Inc.*	(50)	(6,084)
Allergan PLC (Ireland)	(72)	(17,503)
Illumina, Inc.*	(33)	(5,726)
Incyte Corp.*	(46)	(5,792)
Mallinckrodt PLC (Ireland)*	(23)	(1,031)
Mettler-Toledo International, Inc.*	(6)	(3,531)
Regeneron Pharmaceuticals, Inc.*	(27)	(13,261)
Vertex Pharmaceuticals, Inc.*	(56)	(7,217)
Zoetis, Inc.	(106)	(6,612)

		(70,968)

Real Estate — (2.9)%
American Tower Corp., REIT	(47)	(6,219)
Apartment Investment & Management Co., Class A, REIT	(34)	(1,461)
Boston Properties, Inc., REIT	(34)	(4,183)
Crown Castle International Corp., REIT	(79)	(7,914)
Equinix, Inc., REIT	(16)	(6,867)
Equity Residential, REIT	(76)	(5,003)
GGP, Inc., REIT	(190)	(4,476)
HCP, Inc., REIT	(101)	(3,228)
Host Hotels & Resorts, Inc., REIT	(162)	(2,960)
Kimco Realty Corp., REIT	(95)	(1,743)
Macerich Co. (The), REIT	(33)	(1,916)
Prologis, Inc., REIT	(69)	(4,046)
Simon Property Group, Inc., REIT	(27)	(4,368)
SL Green Realty Corp., REIT	(23)	(2,433)
Vornado Realty Trust, REIT	(41)	(3,850)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT	(43)	$(3,219)

		(63,886)

Retailing — (1.7)%
Advance Auto Parts, Inc.	(17)	(1,982)
Expedia, Inc.	(33)	(4,915)
Genuine Parts Co.	(32)	(2,968)
Netflix, Inc.*	(95)	(14,194)
Priceline Group, Inc. (The)*	(5)	(9,353)
Tractor Supply Co.	(28)	(1,518)
TripAdvisor, Inc.*	(33)	(1,261)

		(36,191)

Semiconductors & Semiconductor Equipment — (2.1)%
Advanced Micro Devices, Inc.*	(205)	(2,558)
Broadcom Ltd. (Singapore)	(64)	(14,915)
Micron Technology, Inc.*	(265)	(7,913)
NVIDIA Corp.	(93)	(13,444)
Qorvo, Inc.*	(29)	(1,836)
Xilinx, Inc.	(59)	(3,795)

		(44,461)

Software & Services — (2.5)%
Adobe Systems, Inc.*	(54)	(7,638)
Akamai Technologies, Inc.*	(38)	(1,893)
Alliance Data Systems Corp.	(12)	(3,080)
ANSYS, Inc.*	(2)	(243)
Autodesk, Inc.*	(49)	(4,940)
DXC Technology Co.	(62)	(4,757)
Gartner, Inc.*	(18)	(2,223)
Global Payments, Inc.	(3)	(271)
PayPal Holdings, Inc.*	(75)	(4,025)
Red Hat, Inc.*	(40)	(3,830)
salesforce.com, Inc.*	(155)	(13,423)
Symantec Corp.	(140)	(3,955)
Synopsys, Inc.*	(32)	(2,334)
Western Union Co. (The)	(102)	(1,943)

		(54,555)

Technology Hardware & Equipment — (0.1)%
Xerox Corp.	(54)	(1,551)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(120)	(2,866)
Level 3 Communications, Inc.*	(81)	(4,803)

		(7,669)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (0.5)%
American Airlines Group, Inc.	(112)	$(5,636)
Kansas City Southern	(25)	(2,616)
Norfolk Southern Corp.	(14)	(1,704)

		(9,956)

Utilities — (1.9)%
Alliant Energy Corp.	(49)	(1,968)
Ameren Corp.	(52)	(2,843)
American Water Works Co., Inc.	(39)	(3,040)
Consolidated Edison, Inc.	(50)	(4,041)
Duke Energy Corp.	(59)	(4,932)
Edison International	(70)	(5,473)
Entergy Corp.	(35)	(2,687)
Eversource Energy	(67)	(4,068)
NextEra Energy, Inc.	(59)	(8,268)
Pinnacle West Capital Corp.	(24)	(2,044)
SCANA Corp.	(30)	(2,010)

		(41,374)

TOTAL COMMON STOCK (Proceeds $766,900)		(802,903)

TOTAL SECURITES SOLD SHORT - (37.0)%		(802,903)

(Proceeds $766,900)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.2%		851,603

NET ASSETS - 100.0%		$2,173,031

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $25,028.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$1,944,178

Gross unrealized appreciation	$212,995
Gross unrealized depreciation	(32,842)

Net unrealized appreciation	$180,153

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Automobiles & Components — 1.6%
BorgWarner, Inc.	123	$5,210
Delphi Automotive PLC (Jersey)	156	13,673
Ford Motor Co.	14	157
General Motors Co.	397	13,867
Goodyear Tire & Rubber Co. (The)	150	5,244
Harley-Davidson, Inc.	32	1,729

		39,880

Capital Goods — 8.6%
3M Co.	16	3,331
Allegion PLC (Ireland)	42	3,407
AMETEK, Inc.	130	7,874
Arconic, Inc.	148	3,352
Boeing Co. (The)	202	39,946
Caterpillar, Inc.	251	26,972
Cummins, Inc.	49	7,949
Deere & Co.	3	371
Emerson Electric Co.	365	21,761
Fastenal Co.	164	7,139
Flowserve Corp.	7	325
Fluor Corp.	80	3,662
Honeywell International, Inc.	218	29,057
Ingersoll-Rand PLC (Ireland)	6	548
Jacobs Engineering Group, Inc.	70	3,807
Johnson Controls International PLC (Ireland)	472	20,466
L3 Technologies, Inc.	44	7,352
Northrop Grumman Corp.	2	513
Quanta Services, Inc.*	64	2,107
Rockwell Automation, Inc.	1	162
Rockwell Collins, Inc.	12	1,261
Snap-on, Inc.	33	5,214
TransDigm Group, Inc.	21	5,646
United Rentals, Inc.*	48	5,410
WW Grainger, Inc.	34	6,138

		213,770

Commercial & Professional Services — 1.1%
Nielsen Holdings PLC (United Kingdom)	203	7,848
Republic Services, Inc.	104	6,628
Robert Half International, Inc.	74	3,547
Stericycle, Inc.*	50	3,816
Waste Management, Inc.	70	5,134

		26,973

	Number Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 3.0%
Coach, Inc.	159	$7,527
Garmin Ltd. (Switzerland)	108	5,511
Hanesbrands, Inc.	216	5,003
Hasbro, Inc.	71	7,917
Mattel, Inc.	194	4,177
Michael Kors Holdings Ltd. (British Virgin Islands)*	95	3,444
Newell Brands, Inc.	213	11,421
PVH Corp.	46	5,267
Ralph Lauren Corp.	47	3,469
VF Corp.	235	13,536
Whirlpool Corp.	42	8,048

		75,320

Consumer Services — 2.9%
Darden Restaurants, Inc.	2	181
Hilton Worldwide Holdings, Inc.	186	11,504
Marriott International, Inc., Class A	34	3,411
McDonald’s Corp.	179	27,416
Royal Caribbean Cruises Ltd. (Liberia)	72	7,865
Wyndham Worldwide Corp.	63	6,326
Yum! Brands, Inc.	198	14,604

		71,307

Diversified Financials — 1.4%
CME Group, Inc.	75	9,393
Moody’s Corp.	108	13,141
Nasdaq, Inc.	94	6,720
S&P Global, Inc.	39	5,694

		34,948

Energy — 3.3%
Apache Corp.	215	10,305
ConocoPhillips	698	30,684
Halliburton Co.	358	15,290
Marathon Oil Corp.	480	5,688
Murphy Oil Corp.	97	2,486
Transocean Ltd. (Switzerland)*	222	1,827
Valero Energy Corp.	235	15,853

		82,133

Food & Staples Retailing — 6.0%
CVS Health Corp.	596	47,954
Kroger Co. (The)	522	12,173
Sysco Corp.	302	15,200
Walgreens Boots Alliance, Inc.	434	33,987

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Wal-Mart Stores, Inc.	531	$40,186

		149,500

Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.	221	16,458
Archer-Daniels-Midland Co.	325	13,448
Campbell Soup Co.	173	9,022
Conagra Brands, Inc.	252	9,012
Dr Pepper Snapple Group, Inc.	105	9,567
General Mills, Inc.	236	13,074
Hershey Co. (The)	123	13,207
Hormel Foods Corp.	300	10,233
JM Smucker Co. (The)	66	7,810
Kellogg Co.	185	12,850
McCormick & Co., Inc., non-voting shares	20	1,950
Philip Morris International, Inc.	43	5,050
Reynolds American, Inc.	124	8,065
Tyson Foods, Inc., Class A	208	13,027

		142,773

Health Care Equipment & Services — 8.0%
Aetna, Inc.	132	20,042
AmerisourceBergen Corp.	126	11,911
Anthem, Inc.	150	28,220
Baxter International, Inc.	8	484
Centene Corp.*	99	7,908
Cigna Corp.	9	1,507
Express Scripts Holding Co.*	362	23,110
HCA Healthcare, Inc.*	210	18,312
Humana, Inc.	86	20,693
Laboratory Corp. of America Holdings*	61	9,403
McKesson Corp.	121	19,909
Medtronic PLC (Ireland)	145	12,869
Patterson Cos., Inc.	54	2,535
Quest Diagnostics, Inc.	35	3,891
UnitedHealth Group, Inc.	39	7,231
Varian Medical Systems, Inc.*	53	5,469
Zimmer Biomet Holdings, Inc.	46	5,906

		199,400

Household & Personal Products — 2.8%
Church & Dwight Co., Inc.	134	6,952
Colgate-Palmolive Co.	48	3,558

	Number Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	213	$20,444
Kimberly-Clark Corp.	159	20,528
Procter & Gamble Co. (The)	221	19,260

		70,742

Insurance — 1.2%
Allstate Corp. (The)	20	1,769
Aon PLC (United Kingdom)	119	15,821
Chubb Ltd. (Switzerland)	2	291
Progressive Corp. (The)	22	970
Travelers Cos., Inc. (The)	9	1,139
Willis Towers Watson PLC (Ireland)	75	10,910

		30,900

Materials — 6.1%
Air Products & Chemicals, Inc.	124	17,739
Albemarle Corp.	64	6,755
Dow Chemical Co. (The)	162	10,217
Eastman Chemical Co.	17	1,428
EI du Pont de Nemours & Co.	491	39,629
FMC Corp.	2	146
Freeport-McMoRan, Inc.*	838	10,064
LyondellBasell Industries NV, Class A (Netherlands)	229	19,325
PPG Industries, Inc.	140	15,394
Sealed Air Corp.	111	4,968
Sherwin-Williams Co. (The)	53	18,601
WestRock Co.	143	8,102

		152,368

Media — 6.8%
CBS Corp., Class B, non-voting shares	234	14,925
Comcast Corp., Class A	388	15,101
Discovery Communications, Inc., Class A*	339	8,756
DISH Network Corp., Class A*	173	10,857
Interpublic Group of Cos., Inc. (The)	227	5,584
News Corp., Class A	333	4,562
Omnicom Group, Inc.	135	11,192
Scripps Networks Interactive, Inc., Class A	74	5,055
Time Warner, Inc.	287	28,818
Twenty-First Century Fox, Inc., Class A	1,044	29,587
Viacom, Inc., Class B	226	7,587

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Walt Disney Co. (The)	266	$28,262

		170,286

Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
AbbVie, Inc.	186	13,487
Amgen, Inc.	190	32,724
Biogen, Inc.*	122	33,106
Gilead Sciences, Inc.	719	50,891
Johnson & Johnson	10	1,323
Merck & Co., Inc.	63	4,038
Mylan NV (Netherlands)*	302	11,724
PerkinElmer, Inc.	61	4,157
Perrigo Co. PLC (Ireland)	80	6,042
Pfizer, Inc.	456	15,317
Waters Corp.*	6	1,103

		173,912

Real Estate — 3.1%
Alexandria Real Estate Equities, Inc., REIT	1	120
Apartment Investment & Management Co., Class A, REIT	65	2,793
AvalonBay Communities, Inc., REIT	21	4,036
CBRE Group, Inc., Class A, REIT*	191	6,952
Digital Realty Trust, Inc., REIT	10	1,130
Equity Residential, REIT	54	3,555
Essex Property Trust, Inc., REIT	16	4,116
Extra Space Storage, Inc., REIT	60	4,680
Federal Realty Investment Trust, REIT	9	1,138
GGP, Inc., REIT	18	424
HCP, Inc., REIT	58	1,854
Iron Mountain, Inc., REIT	150	5,154
Kimco Realty Corp., REIT	82	1,505
Macerich Co. (The) REIT	3	174
Mid-America Apartment Communities, Inc., REIT	39	4,110
Public Storage, REIT	19	3,962
Realty Income Corp., REIT	62	3,421
Regency Centers Corp., REIT	44	2,756
Simon Property Group, Inc., REIT	9	1,456
UDR, Inc., REIT	87	3,390
Ventas, Inc., REIT	52	3,613
Welltower, Inc., REIT	46	3,443
Weyerhaeuser Co., REIT	425	14,238

		78,020

	Number Shares	Value
COMMON STOCKS — (Continued)
Retailing — 8.6%
AutoNation, Inc.*	57	$2,403
AutoZone, Inc.*	16	9,127
Bed Bath & Beyond, Inc.	90	2,736
Best Buy Co., Inc.	183	10,491
Dollar General Corp.	161	11,606
Dollar Tree, Inc.*	134	9,369
Foot Locker, Inc.	75	3,696
Gap, Inc. (The)	229	5,036
Home Depot, Inc. (The)	159	24,391
Kohl’s Corp.	102	3,944
L Brands, Inc.	162	8,730
LKQ Corp.*	175	5,766
Lowe’s Cos., Inc.	367	28,454
Macy’s, Inc.	173	4,021
Nordstrom, Inc.	98	4,687
O’Reilly Automotive, Inc.*	51	11,156
Ross Stores, Inc.	222	12,816
Signet Jewelers Ltd. (Bermuda)	39	2,466
Staples, Inc.	372	3,746
Target Corp.	327	17,099
Tiffany & Co.	71	6,665
TJX Cos., Inc. (The)	366	26,414

		214,819

Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	549	22,679
Intel Corp.	920	31,041
KLA-Tencor Corp.	90	8,236
Lam Research Corp.	105	14,850
QUALCOMM, Inc.	186	10,271
Skyworks Solutions, Inc.	105	10,075
Texas Instruments, Inc.	149	11,463

		108,615

Software & Services — 6.8%
Accenture PLC, Class A (Ireland)	123	15,213
Automatic Data Processing, Inc.	192	19,672
CA, Inc.	237	8,169
Citrix Systems, Inc.*	89	7,083
CSRA, Inc.	94	2,984
eBay, Inc.*	605	21,127
Fidelity National Information Services, Inc.	109	9,309
International Business Machines Corp.	217	33,381
Intuit, Inc.	144	19,125

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.	379	$19,003
Paychex, Inc.	204	11,616
VeriSign, Inc.*	24	2,231
Visa, Inc., Class A	19	1,782

		170,695

Technology Hardware & Equipment — 7.0%
Apple, Inc.	317	45,654
Cisco Systems, Inc.	1,301	40,721
F5 Networks, Inc.*	38	4,828
FLIR Systems, Inc.	76	2,634
Harris Corp.	68	7,417
Hewlett Packard Enterprise Co.	942	15,628
HP, Inc.	950	16,606
Juniper Networks, Inc.	219	6,106
Motorola Solutions, Inc.	94	8,154
NetApp, Inc.	154	6,168
Seagate Technology PLC (Ireland)	169	6,549
TE Connectivity Ltd. (Switzerland)	5	393
Western Digital Corp.	165	14,619

		175,477

Telecommunication Services — 1.9%
AT&T, Inc.	396	14,941
Verizon Communications, Inc.	731	32,646

		47,587

Transportation — 2.3%
Alaska Air Group, Inc.	3	269
CH Robinson Worldwide, Inc.	81	5,563
Delta Air Lines, Inc.	222	11,930
Expeditors International of Washington, Inc.	101	5,704
FedEx Corp.	94	20,429
Norfolk Southern Corp.	3	365
Southwest Airlines Co.	7	435

	Number Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	102	$11,109
United Parcel Service, Inc., Class B	26	2,875

		58,679

Utilities — 0.3%
FirstEnergy Corp.	86	2,508
NiSource, Inc.	184	4,666
NRG Energy, Inc.	11	189

		7,363

TOTAL COMMON STOCKS - 99.8% (Cost $2,349,834)**		2,495,467

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		4,947

NET ASSETS - 100.0%		$2,500,414

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$2,349,834

Gross unrealized appreciation	$216,473
Gross unrealized depreciation	(70,840)

Net unrealized appreciation	$145,633

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.3%
Automobiles & Components — 1.7%
BorgWarner, Inc.	107	$4,533
Delphi Automotive PLC (Jersey)	108	9,466
Ford Motor Co.	56	627
General Motors Co.	753	26,302
Goodyear Tire & Rubber Co. (The)	127	4,440
Harley-Davidson, Inc.	2	108

		45,476

Banks — 0.7%
Bank of America Corp.	142	3,445
BB&T Corp.	12	545
Citigroup, Inc.	32	2,140
Citizens Financial Group, Inc.	8	285
Comerica, Inc.	2	146
Fifth Third Bancorp.	9	234
Huntington Bancshares, Inc.	15	203
JPMorgan Chase & Co.	50	4,570
KeyCorp.	15	281
M&T Bank Corp.	3	486
People’s United Financial, Inc.	4	71
PNC Financial Services Group, Inc. (The)	6	749
Regions Financial Corp.	17	249
SunTrust Banks, Inc.	7	397
US Bancorp	24	1,246
Wells Fargo & Co.	71	3,934
Zions Bancorporation	3	132

		19,113

Capital Goods — 8.5%
3M Co.	8	1,666
Acuity Brands, Inc.	1	203
Allegion PLC (Ireland)	2	162
AMETEK, Inc.	116	7,026
Arconic, Inc.	187	4,236
Boeing Co. (The)	304	60,116
Caterpillar, Inc.	295	31,701
Cummins, Inc.	22	3,569
Deere & Co.	4	494
Dover Corp.	3	241
Eaton Corp. PLC (Ireland)	6	467
Emerson Electric Co.	324	19,317
Fastenal Co.	145	6,312
Flowserve Corp.	2	93
Fluor Corp.	71	3,250
Fortive Corp.	5	317

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Home & Security, Inc.	3	$196
General Dynamics Corp.	3	594
General Electric Co.	124	3,349
Honeywell International, Inc.	251	33,456
Illinois Tool Works, Inc.	4	573
Ingersoll-Rand PLC (Ireland)	4	366
Jacobs Engineering Group, Inc.	61	3,318
Johnson Controls International PLC (Ireland)	470	20,379
L3 Technologies, Inc.	39	6,516
Lockheed Martin Corp.	5	1,388
Masco Corp.	5	191
Northrop Grumman Corp.	3	770
PACCAR, Inc.	5	330
Parker-Hannifin Corp.	2	320
Pentair PLC (Ireland)	2	133
Quanta Services, Inc.*	76	2,502
Raytheon Co.	4	646
Rockwell Automation, Inc.	2	324
Rockwell Collins, Inc.	2	210
Roper Technologies, Inc.	1	232
Snap-on, Inc.	30	4,740
Stanley Black & Decker, Inc.	3	422
Textron, Inc.	4	188
TransDigm Group, Inc.	2	538
United Rentals, Inc.*	43	4,847
United Technologies Corp.	12	1,465
WW Grainger, Inc.	30	5,416
Xylem, Inc.	2	111

		232,690

Commercial & Professional Services — 0.1%
Cintas Corp.	2	252
Equifax, Inc.	2	275
IHS Markit Ltd. (Bermuda)*	4	176
Nielsen Holdings PLC (United Kingdom)	5	193
Republic Services, Inc.	4	255
Robert Half International, Inc.	2	96
Stericycle, Inc.*	6	458
Verisk Analytics, Inc.*	2	169
Waste Management, Inc.	6	440

		2,314

Consumer Durables & Apparel — 2.5%
Coach, Inc.	141	6,675

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
DR Horton, Inc.	6	$207
Garmin Ltd. (Switzerland)	26	1,327
Hanesbrands, Inc.	183	4,238
Hasbro, Inc.	63	7,025
Leggett & Platt, Inc.	2	105
Lennar Corp., Class A	29	1,546
Mattel, Inc.	172	3,703
Michael Kors Holdings Ltd. (British Virgin Islands)*	84	3,045
Mohawk Industries, Inc.*	2	483
Newell Brands, Inc.	243	13,030
NIKE, Inc., Class B	19	1,121
PulteGroup, Inc.	5	123
PVH Corp.	40	4,580
Ralph Lauren Corp.	42	3,100
Under Armour, Inc., Class C*	7	141
VF Corp.	205	11,808
Whirlpool Corp.	38	7,282

		69,539

Consumer Services — 2.0%
Carnival Corp. (Panama)	11	721
Chipotle Mexican Grill, Inc.*	1	416
Darden Restaurants, Inc.	2	181
H&R Block, Inc.	26	804
Hilton Worldwide Holdings, Inc.	165	10,205
Marriott International, Inc., Class A	167	16,752
McDonald’s Corp.	45	6,892
Royal Caribbean Cruises Ltd. (Liberia)	4	437
Starbucks Corp.	17	991
Wyndham Worldwide Corp.	43	4,318
Wynn Resorts, Ltd.	1	134
Yum! Brands, Inc.	176	12,982

		54,833

Diversified Financials — 1.9%
Affiliated Managers Group, Inc.	2	332
American Express Co.	10	842
Ameriprise Financial, Inc.	2	255
Bank of New York Mellon Corp. (The)	12	612
Berkshire Hathaway, Inc., Class B*	90	15,243
BlackRock, Inc.	2	845
Capital One Financial Corp.	7	578
CBOE Holdings, Inc.	1	91
Charles Schwab Corp. (The)	19	816

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
CME Group, Inc.	77	$9,643
Discover Financial Services	6	373
E*TRADE Financial Corp.*	4	152
Franklin Resources, Inc.	7	314
Goldman Sachs Group, Inc. (The)	6	1,331
Intercontinental Exchange, Inc.	7	461
Invesco, Ltd. (Bermuda)	5	176
Leucadia National Corp.	5	131
Moody’s Corp.	96	11,681
Morgan Stanley	26	1,159
Nasdaq, Inc.	83	5,934
Navient Corp.	4	67
Northern Trust Corp.	3	292
Raymond James Financial, Inc.	2	160
S&P Global, Inc.	5	730
State Street Corp.	5	449
Synchrony Financial	11	328
T Rowe Price Group, Inc.	3	223

		53,218

Energy — 3.9%
Anadarko Petroleum Corp.	8	363
Apache Corp.	191	9,155
Baker Hughes a GE Co. LLC	6	327
Cabot Oil & Gas Corp.	6	150
Chesapeake Energy Corp.*	11	55
Chevron Corp.	172	17,945
Cimarex Energy Co.	1	94
Concho Resources, Inc.*	1	122
ConocoPhillips	621	27,299
Devon Energy Corp.	7	224
EOG Resources, Inc.	6	543
EQT Corp.	2	117
Exxon Mobil Corp.	445	35,925
Halliburton Co.	30	1,281
Helmerich & Payne, Inc.	1	54
Hess Corp.	3	132
Kinder Morgan, Inc.	32	613
Marathon Oil Corp.	427	5,060
Marathon Petroleum Corp.	10	523
Murphy Oil Corp.	87	2,230
National Oilwell Varco, Inc.	5	165
Newfield Exploration Co.*	3	85
Noble Energy, Inc.	5	141
Occidental Petroleum Corp.	9	539

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ONEOK, Inc.	2	$104
Phillips 66	8	662
Pioneer Natural Resources Co.	2	319
Range Resources Corp.	2	46
Schlumberger Ltd. (Curacao)	16	1,053
TechnipFMC PLC (United Kingdom)*	8	218
Tesoro Corp.	2	187
Transocean Ltd. (Switzerland)*	197	1,621
Valero Energy Corp.	9	607
Williams Cos., Inc. (The)	12	363

		108,322

Food & Staples Retailing — 7.0%
Costco Wholesale Corp.	5	800
CVS Health Corp.	515	41,437
Kroger Co. (The)	449	10,471
Sysco Corp.	268	13,488
Walgreens Boots Alliance, Inc.	539	42,209
Wal-Mart Stores, Inc.	1,121	84,837
Whole Foods Market, Inc.	4	168

		193,410

Food, Beverage & Tobacco — 2.7%
Altria Group, Inc.	35	2,606
Archer-Daniels-Midland Co.	287	11,876
Brown-Forman Corp., Class B	4	194
Campbell Soup Co.	153	7,979
Coca-Cola Co. (The)	64	2,870
Conagra Brands, Inc.	214	7,653
Constellation Brands, Inc., Class A	2	387
Dr Pepper Snapple Group, Inc.	3	273
General Mills, Inc.	8	443
Hershey Co. (The)	109	11,703
Hormel Foods Corp.	9	307
JM Smucker Co. (The)	57	6,745
Kellogg Co.	4	278
Kraft Heinz Co. (The)	14	1,199
McCormick & Co., Inc., non-voting shares	3	293
Molson Coors Brewing Co., Class B	2	173
Mondelez International, Inc., Class A	18	777
Monster Beverage Corp.*	6	298
PepsiCo, Inc.	20	2,310
Philip Morris International, Inc.	23	2,701
Reynolds American, Inc.	20	1,301

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	185	$11,587

		73,953

Health Care Equipment & Services — 6.0%
Abbott Laboratories	20	972
Aetna, Inc.	139	21,104
Align Technology, Inc.*	1	150
AmerisourceBergen Corp.	113	10,682
Anthem, Inc.	133	25,021
Baxter International, Inc.	10	605
Becton Dickinson and Co.	2	390
Boston Scientific Corp.*	22	610
Cardinal Health, Inc.	5	390
Centene Corp.*	87	6,950
Cerner Corp.*	4	266
Cigna Corp.	5	837
Cooper Cos., Inc. (The)	2	479
CR Bard, Inc.	1	316
Danaher Corp.	10	844
DaVita, Inc.*	4	259
DENTSPLY SIRONA, Inc.	2	130
Edwards Lifesciences Corp.*	2	236
Envision Healthcare Corp.*	1	63
Express Scripts Holding Co.*	305	19,471
HCA Healthcare, Inc.*	185	16,132
Henry Schein, Inc.*	2	366
Hologic, Inc.*	3	136
Humana, Inc.	73	17,565
IDEXX Laboratories, Inc.*	1	161
Intuitive Surgical, Inc.*	1	935
Laboratory Corp. of America Holdings*	43	6,628
McKesson Corp.	107	17,606
Medtronic PLC (Ireland)	25	2,219
Patterson Cos., Inc.	48	2,254
Quest Diagnostics, Inc.	2	222
Stryker Corp.	4	555
UnitedHealth Group, Inc.	29	5,377
Universal Health Services, Inc., Class B	2	244
Varian Medical Systems, Inc.*	47	4,850
Zimmer Biomet Holdings, Inc.	4	514

		165,539

Household & Personal Products — 0.9%
Church & Dwight Co., Inc.	5	259

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	2	$266
Colgate-Palmolive Co.	13	964
Coty, Inc., Class A	9	169
Estee Lauder Cos., Inc. (The), Class A	190	18,236
Kimberly-Clark Corp.	6	775
Procter & Gamble Co. (The)	46	4,009

		24,678

Insurance — 0.8%
Aflac, Inc.	5	388
Allstate Corp. (The)	5	442
American International Group, Inc.	14	875
Aon PLC (United Kingdom)	103	13,694
Arthur J Gallagher & Co.	3	172
Assurant, Inc.	2	207
Chubb Ltd. (Switzerland)	7	1,018
Cincinnati Financial Corp.	3	217
Everest Re Group Ltd. (Bermuda)	1	255
Hartford Financial Services Group, Inc. (The)	5	263
Lincoln National Corp.	3	203
Loews Corp.	4	187
Marsh & McLennan Cos., Inc.	9	702
MetLife, Inc.	12	659
Principal Financial Group, Inc.	4	256
Progressive Corp. (The)	9	397
Prudential Financial, Inc.	7	757
Torchmark Corp.	2	153
Travelers Cos., Inc. (The)	4	506
Unum Group	3	140
Willis Towers Watson PLC (Ireland)	2	291
XL Group Ltd. (Bermuda)	3	131

		21,913

Materials — 3.8%
Air Products & Chemicals, Inc.	110	15,737
Albemarle Corp.	56	5,910
Avery Dennison Corp.	2	177
Ball Corp.	4	169
CF Industries Holdings, Inc.	3	84
Dow Chemical Co. (The)	193	12,172
Eastman Chemical Co.	2	168
Ecolab, Inc.	3	398
EI du Pont de Nemours & Co.	435	35,109
FMC Corp.	2	146

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.*	742	$8,911
International Flavors & Fragrances, Inc.	2	270
International Paper Co.	5	283
LyondellBasell Industries NV, Class A (Netherlands)	202	17,047
Martin Marietta Materials, Inc.	1	223
Monsanto Co.	7	829
Mosaic Co. (The)	4	91
Newmont Mining Corp.	8	259
Nucor Corp.	3	174
PPG Industries, Inc.	4	440
Praxair, Inc.	3	398
Sealed Air Corp.	99	4,431
Sherwin-Williams Co. (The)	2	702
Vulcan Materials Co.	1	127
WestRock Co.	5	283

		104,538

Media — 8.0%
CBS Corp., Class B, non-voting shares	204	13,011
Charter Communications, Inc., Class A*	3	1,011
Comcast Corp., Class A	1,121	43,629
Discovery Communications, Inc., Class A*	295	7,620
DISH Network Corp., Class A*	6	377
Interpublic Group of Cos., Inc. (The)	200	4,920
News Corp., Class A	292	4,000
Omnicom Group, Inc.	118	9,782
Scripps Networks Interactive, Inc., Class A	66	4,508
Time Warner, Inc.	389	39,059
Twenty-First Century Fox, Inc., Class A	928	26,300
Viacom, Inc., Class B	202	6,781
Walt Disney Co. (The)	550	58,437

		219,435

Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
AbbVie, Inc.	445	32,267
Agilent Technologies, Inc.	4	237
Alexion Pharmaceuticals, Inc.*	2	243
Allergan PLC (Ireland)	6	1,459
Amgen, Inc.	367	63,208

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen, Inc.*	108	$29,307
Bristol-Myers Squibb Co.	19	1,059
Celgene Corp.*	15	1,948
Eli Lilly & Co.	18	1,481
Gilead Sciences, Inc.	656	46,432
Illumina, Inc.*	1	174
Incyte Corp.*	2	252
Johnson & Johnson	46	6,085
Mallinckrodt PLC (Ireland)*	1	45
Merck & Co., Inc.	50	3,204
Mettler-Toledo International, Inc.*	1	589
Mylan NV (Netherlands)*	268	10,404
PerkinElmer, Inc.	2	136
Perrigo Co. PLC (Ireland)	72	5,437
Pfizer, Inc.	107	3,594
Regeneron Pharmaceuticals, Inc.*	1	491
Thermo Fisher Scientific, Inc.	4	698
Vertex Pharmaceuticals, Inc.*	3	387
Waters Corp.*	2	368
Zoetis, Inc.	5	312

		209,817

Real Estate — 1.2%
Alexandria Real Estate Equities, Inc., REIT	2	241
American Tower Corp., REIT	5	662
Apartment Investment & Management, Class A, REIT	2	86
AvalonBay Communities, Inc., REIT	2	384
Boston Properties, Inc., REIT	2	246
CBRE Group, Inc., Class A, REIT*	169	6,152
Crown Castle International Corp., REIT	4	401
Digital Realty Trust, Inc., REIT	3	339
Equinix, Inc., REIT	1	429
Equity Residential, REIT	5	329
Essex Property Trust, Inc., REIT	2	515
Extra Space Storage, Inc., REIT	2	156
Federal Realty Investment Trust, REIT	2	253
GGP, Inc., REIT	11	259
HCP, Inc., REIT	6	192
Host Hotels & Resorts, Inc., REIT	9	164
Iron Mountain, Inc., REIT	132	4,536

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	6	$110
Macerich Co. (The) REIT	2	116
Mid-America Apartment Communities, Inc., REIT	3	316
Prologis, Inc., REIT	8	469
Public Storage, REIT	3	626
Realty Income Corp., REIT	4	221
Regency Centers Corp., REIT	2	125
Simon Property Group, Inc., REIT	4	647
SL Green Realty Corp., REIT	2	212
UDR, Inc., REIT	4	156
Ventas, Inc., REIT	4	278
Vornado Realty Trust, REIT	3	282
Welltower, Inc., REIT	6	449
Weyerhaeuser Co., REIT	377	12,630

		31,981

Retailing — 8.0%
Advance Auto Parts, Inc.	2	233
Amazon.com, Inc.*	52	50,336
AutoNation, Inc.*	51	2,150
AutoZone, Inc.*	15	8,557
Bed Bath & Beyond, Inc.	74	2,250
Best Buy Co., Inc.	122	6,994
CarMax, Inc.*	2	126
Dollar General Corp.	4	288
Dollar Tree, Inc.*	118	8,251
Expedia, Inc.	1	149
Foot Locker, Inc.	66	3,252
Gap, Inc. (The)	27	594
Genuine Parts Co.	3	278
Home Depot, Inc. (The)	447	68,570
Kohl’s Corp.	3	116
L Brands, Inc.	30	1,617
LKQ Corp.*	155	5,107
Lowe’s Cos., Inc.	426	33,028
Macy’s, Inc.	36	837
Netflix, Inc.*	5	747
Nordstrom, Inc.	74	3,539
O’Reilly Automotive, Inc.*	2	437
Priceline Group, Inc. (The)*	2	3,741
Ross Stores, Inc.	167	9,641
Signet Jewelers Ltd. (Bermuda)	35	2,213
Staples, Inc.	328	3,303
Target Corp.	28	1,464

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.	17	$1,596
TJX Cos., Inc. (The)	9	650
Tractor Supply Co.	2	108
TripAdvisor, Inc.*	1	38
Ulta Beauty, Inc.*	1	287

		220,497

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.*	12	150
Analog Devices, Inc.	7	545
Applied Materials, Inc.	541	22,349
Broadcom Ltd. (Singapore)	4	932
Intel Corp.	2,231	75,274
KLA-Tencor Corp.	79	7,229
Lam Research Corp.	91	12,870
Microchip Technology, Inc.	3	232
Micron Technology, Inc.*	14	418
NVIDIA Corp.	7	1,012
Qorvo, Inc.*	1	63
QUALCOMM, Inc.	207	11,431
Skyworks Solutions, Inc.	93	8,923
Texas Instruments, Inc.	509	39,157
Xilinx, Inc.	4	257

		180,842

Software & Services — 11.3%
Accenture PLC, Class A (Ireland)	35	4,329
Activision Blizzard, Inc.	8	461
Adobe Systems, Inc.*	5	707
Akamai Technologies, Inc.*	3	149
Alliance Data Systems Corp.	1	257
Alphabet, Inc., Class A*	79	73,445
ANSYS, Inc.*	1	122
Autodesk, Inc.*	2	202
Automatic Data Processing, Inc.	223	22,849
CA, Inc.	7	241
Citrix Systems, Inc.*	76	6,048
Cognizant Technology Solutions Corp., Class A	73	4,847
CSRA, Inc.	2	63
DXC Technology Co.	3	230
eBay, Inc.*	541	18,892
Electronic Arts, Inc.*	3	317
Facebook, Inc., Class A*	316	47,710
Fidelity National Information Services, Inc.	6	512

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fiserv, Inc.*	3	$367
Gartner, Inc.*	1	124
Global Payments, Inc.	2	181
International Business Machines Corp.	412	63,378
Intuit, Inc.	128	17,000
Mastercard, Inc., Class A	16	1,943
Microsoft Corp.	92	6,342
Oracle Corp.	353	17,699
Paychex, Inc.	181	10,306
PayPal Holdings, Inc.*	14	751
Red Hat, Inc.*	2	191
salesforce.com, Inc.*	8	693
Symantec Corp.	7	198
Synopsys, Inc.*	1	73
Total System Services, Inc.	4	233
VeriSign, Inc.*	2	186
Visa, Inc., Class A	91	8,534
Western Union Co. (The)	8	152

		309,732

Technology Hardware & Equipment — 11.0%
Amphenol Corp., Class A	3	221
Apple, Inc.	1,032	148,629
Cisco Systems, Inc.	2,389	74,776
Corning, Inc.	15	451
F5 Networks, Inc.*	33	4,193
FLIR Systems, Inc.	2	69
Harris Corp.	61	6,654
Hewlett Packard Enterprise Co.	834	13,836
HP, Inc.	846	14,788
Juniper Networks, Inc.	192	5,353
Motorola Solutions, Inc.	82	7,113
NetApp, Inc.	136	5,447
Seagate Technology PLC (Ireland)	149	5,774
TE Connectivity Ltd. (Switzerland)	5	393
Western Digital Corp.	146	12,936
Xerox Corp.	4	115

		300,748

Telecommunication Services — 1.7%
AT&T, Inc.	87	3,282
CenturyLink, Inc.	7	167
Level 3 Communications, Inc.*	4	237

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	951	$42,472

		46,158

Transportation — 1.9%
Alaska Air Group, Inc.	2	180
American Airlines Group, Inc.	8	403
CH Robinson Worldwide, Inc.	63	4,327
CSX Corp.	11	600
Delta Air Lines, Inc.	13	699
Expeditors International of Washington, Inc.	91	5,140
FedEx Corp.	134	29,122
JB Hunt Transport Services, Inc.	2	183
Kansas City Southern	1	105
Norfolk Southern Corp.	4	487
Southwest Airlines Co.	9	559
Union Pacific Corp.	86	9,366
United Continental Holdings, Inc.*	5	376
United Parcel Service, Inc., Class B	13	1,438

		52,985

Utilities — 0.5%
AES Corp.	81	900
Alliant Energy Corp.	2	80
Ameren Corp.	2	109
American Electric Power Co., Inc.	5	347
American Water Works Co., Inc.	2	156
CenterPoint Energy, Inc.	6	164
CMS Energy Corp.	3	139
Consolidated Edison, Inc.	3	242
Dominion Resources, Inc.	11	843
DTE Energy Co.	2	212
Duke Energy Corp.	8	669
Edison International	3	235
Entergy Corp.	3	230
Eversource Energy	3	182
Exelon Corp.	11	397
FirstEnergy Corp.	6	175
NextEra Energy, Inc.	5	701

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	162	$4,108
NRG Energy, Inc.	5	86
PG&E Corp.	6	398
Pinnacle West Capital Corp.	1	85
PPL Corp.	8	309
Public Service Enterprise Group, Inc.	6	258
SCANA Corp.	1	67
Sempra Energy	2	225
Southern Co. (The)	11	527
WEC Energy Group, Inc.	3	184
Xcel Energy, Inc.	6	275

		12,303

TOTAL COMMON STOCKS - 100.3% (Cost $2,657,618)**		2,754,034

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(8,725)

NET ASSETS - 100.0%		$2,745,309

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$2,657,618

Gross unrealized appreciation	$151,689
Gross unrealized depreciation	(55,273)

Net unrealized depreciation	$96,416

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 175.2%
COMMON STOCKS — 175.2%
Automobiles & Components — 1.1%
BorgWarner, Inc.	36	$1,525
Cooper-Standard Holdings, Inc.*	27	2,723
Dorman Products, Inc.*	13	1,076
Goodyear Tire & Rubber Co. (The)†	170	5,943
Magna International, Inc. (Canada)†	165	7,644
Thor Industries, Inc.	26	2,718
Winnebago Industries, Inc.	33	1,155

		22,784

Capital Goods — 18.6%
3M Co.†	50	10,409
AGCO Corp.	27	1,820
Allegion PLC (Ireland)	49	3,975
American Woodmark Corp.†*	28	2,675
AMETEK, Inc.†	252	15,264
Applied Industrial Technologies, Inc.†	8	472
Argan, Inc.†(a)	90	5,400
AZZ, Inc.†	25	1,395
Barnes Group, Inc.†	48	2,809
Boeing Co. (The)†	195	38,561
CAE, Inc. (Canada)	1	17
Caterpillar, Inc.†	83	8,919
Chart Industries, Inc.†*	94	3,265
Colfax Corp.*	7	276
Continental Building Products, Inc.†*	117	2,726
Crane Co.†	97	7,700
Cummins, Inc.†	10	1,622
Curtiss-Wright Corp.†	24	2,203
Deere & Co.†	93	11,494
DigitalGlobe, Inc.*	47	1,565
Donaldson Co., Inc.†	40	1,822
EMCOR Group, Inc.†	107	6,996
Emerson Electric Co.†	263	15,680
EnerSys	29	2,101
Fastenal Co.†	130	5,659
Fluor Corp.†	203	9,293
Fortive Corp.†	30	1,900
GATX Corp.(a)	11	707
Generac Holdings, Inc.(a)*	21	759
General Electric Co.†	383	10,345
Gibraltar Industries, Inc.*	41	1,462
Gorman-Rupp Co. (The)†	17	433
Harsco Corp.*	10	161
HD Supply Holdings, Inc.*	128	3,921

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hillenbrand, Inc.†	55	$1,986
Honeywell International, Inc.†	195	25,992
Hubbell, Inc.†	39	4,414
Huntington Ingalls Industries, Inc.†	8	1,489
IDEX Corp.	21	2,373
Illinois Tool Works, Inc.†	9	1,289
Ingersoll-Rand PLC (Ireland)†	57	5,209
Jacobs Engineering Group, Inc.†	118	6,418
Johnson Controls International PLC (Ireland)	79	3,425
L3 Technologies, Inc.†	78	13,032
Lincoln Electric Holdings, Inc.	24	2,210
Lockheed Martin Corp.†	34	9,439
Lydall, Inc.†*	30	1,551
MasTec, Inc.†*	155	6,998
Moog, Inc., Class A†*	56	4,016
Mueller Water Products, Inc., Class A	149	1,740
Northrop Grumman Corp.†	88	22,590
Orbital ATK, Inc.	14	1,377
Oshkosh Corp.†	44	3,031
Raytheon Co.†	73	11,788
Regal Beloit Corp.†	57	4,648
Rexnord Corp.*	113	2,627
Rockwell Automation, Inc.	14	2,267
Snap-on, Inc.†	66	10,428
Spirit AeroSystems Holdings, Inc., Class A†	170	9,850
Standex International Corp.†	29	2,630
Terex Corp.(a)	110	4,125
Textron, Inc.†	16	754
TransDigm Group, Inc.	10	2,689
Trex Co., Inc.†*	13	880
Tutor Perini Corp.†*	14	402
United Rentals, Inc.†*	83	9,355
Univar, Inc.*	71	2,073
USG Corp.†*	46	1,335
Veritiv Corp.†*	23	1,035
Wabash National Corp.†(a)	251	5,517
WESCO International, Inc.*	48	2,750
WW Grainger, Inc.†(a)	95	17,150

		394,688

Commercial & Professional Services — 5.7%
Cintas Corp.†	43	5,420
Copart, Inc.*	173	5,500

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Dun & Bradstreet Corp. (The)	19	$2,055
Equifax, Inc.	25	3,435
ICF International, Inc.†*	10	471
IHS Markit Ltd. (Bermuda)*	43	1,894
KAR Auction Services, Inc.	22	923
Kelly Services, Inc., Class A	2	45
Kimball International, Inc., Class B	1	17
LSC Communications, Inc.	30	642
ManpowerGroup, Inc.†	21	2,345
Matthews International Corp., Class A†	21	1,286
Nielsen Holdings PLC (United Kingdom)†	350	13,531
Quad/Graphics, Inc.†	80	1,834
Republic Services, Inc.†	404	25,747
Ritchie Bros Auctioneers, Inc. (Canada)	70	2,012
Robert Half International, Inc.	26	1,246
RPX Corp.*	21	293
RR Donnelley & Sons Co.	31	389
Steelcase, Inc., Class A(a)	164	2,296
Stericycle, Inc.†*	135	10,303
Tetra Tech, Inc.	46	2,104
TransUnion*	10	433
TrueBlue, Inc.*	32	848
UniFirst Corp.†	23	3,236
Verisk Analytics, Inc.*	41	3,459
Waste Management, Inc.†	398	29,193
West Corp.†	31	723

		121,680

Consumer Durables & Apparel — 6.0%
Cavco Industries, Inc.†*	23	2,982
Coach, Inc.†	225	10,651
Deckers Outdoor Corp.(a)*	44	3,003
Fossil Group, Inc.(a)*	170	1,760
Garmin Ltd. (Switzerland)†	203	10,359
Hanesbrands, Inc.†	377	8,731
Hasbro, Inc.†	142	15,834
iRobot Corp.(a)*	7	589
La-Z-Boy, Inc.†	83	2,698
Mattel, Inc.†	344	7,406
Michael Kors Holdings Ltd. (British Virgin Islands)†*	189	6,851
Nautilus, Inc.*	13	249

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Newell Brands, Inc.†	5	$268
NIKE, Inc., Class B	134	7,906
NVR, Inc.†*	6	14,464
Ralph Lauren Corp.†	102	7,528
TopBuild Corp.*	65	3,450
VF Corp.†	334	19,238
Whirlpool Corp.	2	383
Wolverine World Wide, Inc.(a)	85	2,381

		126,731

Consumer Services — 10.1%
Adtalem Global Education, Inc.(a)	38	1,442
Aramark	61	2,500
Bloomin’ Brands, Inc.	214	4,543
Bob Evans Farms, Inc.	18	1,293
Brinker International, Inc.†(a)	182	6,934
Buffalo Wild Wings, Inc.(a)*	10	1,267
Cheesecake Factory, Inc. (The)†	25	1,257
Churchill Downs, Inc.†(a)	39	7,149
Cracker Barrel Old Country Store, Inc.†(a)	31	5,185
Darden Restaurants, Inc.†	132	11,938
Denny’s Corp.†*	95	1,118
DineEquity, Inc.†(a)	130	5,726
Dunkin’ Brands Group, Inc.†	11	606
Eldorado Resorts, Inc.*	135	2,700
Graham Holdings Co., Class B†	10	5,996
Hilton Worldwide Holdings, Inc.†	318	19,668
International Game Technology PLC (United Kingdom)	42	769
Intrawest Resorts Holdings, Inc.*	19	451
Jack in the Box, Inc.†	89	8,766
La Quinta Holdings, Inc.†*	54	798
Las Vegas Sands Corp.	45	2,875
Marriott International, Inc., Class A†	124	12,438
McDonald’s Corp.†	256	39,209
Royal Caribbean Cruises Ltd. (Liberia)	42	4,588
Service Corp. International†	200	6,690
Sonic Corp.†	100	2,649
Starbucks Corp.	71	4,140
Vail Resorts, Inc.	34	6,896
Weight Watchers International, Inc.†(a)*	278	9,291
Wyndham Worldwide Corp.†	153	15,363

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	282	$20,800

		215,045

Energy — 3.7%
Archrock, Inc.†	224	2,554
Baker Hughes a GE Co. LLC	3	164
Cenovus Energy, Inc. (Canada)	727	5,358
CONSOL Energy, Inc.(a)*	30	448
CVR Energy, Inc.(a)	163	3,547
Delek US Energy, Inc.†	306	8,091
Diamond Offshore Drilling, Inc.(a)*	101	1,094
Exterran Corp.*	24	641
Fairmount Santrol Holdings, Inc.(a)*	487	1,899
Halliburton Co.†	194	8,286
Imperial Oil Ltd. (Canada)	49	1,430
Kinder Morgan, Inc.†	156	2,989
Marathon Petroleum Corp.	8	419
McDermott International, Inc. (Panama)*	70	502
Noble Corp. PLC (United Kingdom)(a)	227	822
Oceaneering International, Inc.†	111	2,535
Oil States International, Inc.(a)*	40	1,086
ONEOK, Inc.†	144	7,511
REX American Resources Corp.*	40	3,862
Rowan Cos. PLC, Class A (United Kingdom)†*	222	2,273
Schlumberger Ltd. (Curacao)†	124	8,164
Ship Finance International Ltd. (Bermuda)(a)	300	4,080
Transocean Ltd. (Switzerland)*	134	1,103
Williams Cos., Inc. (The)†	314	9,508
World Fuel Services Corp.	21	807

		79,173

Food & Staples Retailing — 9.4%
Costco Wholesale Corp.†	62	9,916
CVS Health Corp.†	644	51,816
Ingles Markets, Inc., Class A†	29	966
Kroger Co. (The)†	1,083	25,256
SUPERVALU, Inc.*	488	1,606
Sysco Corp.†	426	21,441
United Natural Foods, Inc.(a)*	73	2,679
Walgreens Boots Alliance, Inc.†	327	25,607
Wal-Mart Stores, Inc.†	631	47,754
Whole Foods Market, Inc.†(a)	309	13,012

		200,053

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 16.1%
Altria Group, Inc.†	494	$36,788
Archer-Daniels-Midland Co.†	506	20,938
Brown-Forman Corp., Class B†	206	10,012
Campbell Soup Co.†	435	22,685
Coca-Cola Co. (The)†	336	15,070
Conagra Brands, Inc.†	381	13,625
Dean Foods Co.	93	1,581
Dr Pepper Snapple Group, Inc.†	199	18,131
Flowers Foods, Inc.(a)	133	2,302
General Mills, Inc.†	394	21,828
Hershey Co. (The)†	187	20,078
Hormel Foods Corp.†	474	16,168
Ingredion, Inc.†	53	6,318
JM Smucker Co. (The)†	111	13,135
John B Sanfilippo & Son, Inc.	6	379
Kellogg Co.†	294	20,421
Kraft Heinz Co. (The)†	87	7,451
McCormick & Co., Inc., non-voting shares†	111	10,824
PepsiCo, Inc.†	221	25,523
Pinnacle Foods, Inc.†	107	6,356
Reynolds American, Inc.†	386	25,105
Snyder’s-Lance, Inc.(a)	47	1,627
SunOpta, Inc. (Canada)*	25	255
TreeHouse Foods, Inc.(a)*	50	4,084
Tyson Foods, Inc., Class A†	325	20,355
Universal Corp.	19	1,229

		342,268

Health Care Equipment & Services — 13.0%
Acadia Healthcare Co., Inc.†*	102	5,037
AmerisourceBergen Corp.†	183	17,299
AMN Healthcare Services, Inc.†(a)*	154	6,014
Analogic Corp.	15	1,090
Baxter International, Inc.†	276	16,709
Becton Dickinson and Co.	21	4,097
Brookdale Senior Living, Inc.*	77	1,133
Cerner Corp.†*	48	3,191
Chemed Corp.†(a)	36	7,363
Community Health Systems, Inc.*	313	3,117
Cooper Cos., Inc. (The)†	12	2,873
Cotiviti Holdings, Inc.†*	123	4,568
CR Bard, Inc.†	43	13,593
DaVita, Inc.†*	59	3,821
DENTSPLY SIRONA, Inc.	57	3,696

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Express Scripts Holding Co.†*	443	$28,281
Globus Medical, Inc., Class A(a)*	29	961
Haemonetics Corp.(a)*	13	513
Halyard Health, Inc.†*	149	5,853
HCA Healthcare, Inc.†*	258	22,498
HealthSouth Corp.†	27	1,307
Hill-Rom Holdings, Inc.†	19	1,513
HMS Holdings Corp.†*	66	1,221
Hologic, Inc.*	33	1,498
ICU Medical, Inc.†*	7	1,208
Integer Holdings Corp.†*	119	5,147
Kindred Healthcare, Inc.†	25	291
Laboratory Corp. of America Holdings†*	100	15,414
Masimo Corp.†*	28	2,553
McKesson Corp.†	53	8,721
Medtronic PLC (Ireland)†	322	28,578
Meridian Bioscience, Inc.†	104	1,638
National HealthCare Corp.	2	140
Omnicell, Inc.*	2	86
Patterson Cos., Inc.(a)	41	1,925
Quality Systems, Inc.†*	151	2,599
Quest Diagnostics, Inc.†	147	16,341
STERIS PLC (United Kingdom)	66	5,379
Teleflex, Inc.	6	1,247
Tivity Health, Inc.(a)*	48	1,913
Universal Health Services, Inc., Class B	1	122
Varex Imaging Corp.*	44	1,487
Varian Medical Systems, Inc.†*	176	18,161
Veeva Systems, Inc., Class A*	16	981
Zimmer Biomet Holdings, Inc.†	29	3,724

		274,901

Household & Personal Products — 7.0%
Central Garden & Pet Co., Class A†*	41	1,231
Church & Dwight Co., Inc.†	234	12,140
Clorox Co. (The)†	112	14,923
Colgate-Palmolive Co.†	292	21,646
Energizer Holdings, Inc.	78	3,746
Estee Lauder Cos., Inc. (The), Class A†	232	22,267
Kimberly-Clark Corp.†	274	35,376
Procter & Gamble Co. (The)†	427	37,213

		148,542

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 3.5%
Agrium, Inc. (Canada)†	28	$2,534
Air Products & Chemicals, Inc.	8	1,144
Albemarle Corp.†	30	3,166
AptarGroup, Inc.	15	1,303
Chase Corp.	3	320
Chemours Co. (The)	5	190
Clearwater Paper Corp.†*	27	1,262
Domtar Corp.	133	5,110
Dow Chemical Co. (The)†	178	11,226
EI du Pont de Nemours & Co.†	13	1,049
FMC Corp.	10	730
Greif, Inc., Class A†	11	614
Ingevity Corp.†*	56	3,214
Innophos Holdings, Inc.†	56	2,455
Kronos Worldwide, Inc.	65	1,184
Louisiana-Pacific Corp.†*	366	8,824
Martin Marietta Materials, Inc.	10	2,226
Methanex Corp. (Canada)†	193	8,502
Myers Industries, Inc.	7	126
Neenah Paper, Inc.†	28	2,247
Packaging Corp. of America	8	891
Platform Specialty Products Corp.*	23	292
Schweitzer-Mauduit International, Inc.†	30	1,117
Sealed Air Corp.	25	1,119
Silgan Holdings, Inc.†	131	4,163
Westlake Chemical Corp.†	127	8,409
WR Grace & Co.	5	360

		73,777

Media — 11.1%
AMC Networks, Inc., Class A†*	72	3,846
CBS Corp., Class B, non-voting shares†	388	24,747
Comcast Corp., Class A†	671	26,115
Discovery Communications, Inc., Class A†(a)*	480	12,398
DISH Network Corp., Class A*	37	2,322
Gannett Co., Inc.	20	174
Gray Television, Inc.*	51	699
Interpublic Group of Cos., Inc. (The)†	383	9,422
MSG Networks, Inc., Class A†*	289	6,488
News Corp., Class A†	522	7,151
Omnicom Group, Inc.†	203	16,829

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Regal Entertainment Group, Class A(a)	42	$859
Scripps Networks Interactive, Inc., Class A†(a)	101	6,899
Sinclair Broadcast Group, Inc., Class A†	9	296
TEGNA, Inc.†	409	5,894
Time Warner, Inc.†	342	34,340
Twenty-First Century Fox, Inc., Class A†	1,168	33,101
Viacom, Inc., Class B†	313	10,507
Walt Disney Co. (The)†	319	33,894

		235,981

Pharmaceuticals, Biotechnology & Life Sciences — 15.5%
AbbVie, Inc.†	217	15,735
Acorda Therapeutics, Inc.*	41	808
Akorn, Inc.*	35	1,174
Alexion Pharmaceuticals, Inc.*	30	3,650
AMAG Pharmaceuticals, Inc.†(a)*	310	5,704
Amgen, Inc.†	107	18,429
Biogen, Inc.†*	76	20,623
Bioverativ, Inc.†*	100	6,017
Bristol-Myers Squibb Co.†	405	22,567
Bruker Corp.	39	1,125
Celgene Corp.†*	73	9,481
Charles River Laboratories International, Inc.†*	3	303
Eagle Pharmaceuticals, Inc.†(a)*	61	4,812
Eli Lilly & Co.†	100	8,230
Emergent BioSolutions, Inc.*	12	407
Endo International PLC (Ireland)*	314	3,507
Exact Sciences Corp.(a)*	47	1,662
Exelixis, Inc.†(a)*	469	11,551
Gilead Sciences, Inc.†	603	42,680
Immunomedics, Inc.(a)*	97	857
Incyte Corp.†*	40	5,036
Innoviva, Inc.*	224	2,867
Ionis Pharmaceuticals, Inc.†(a)*	146	7,427
Ironwood Pharmaceuticals, Inc.*	79	1,492
Jazz Pharmaceuticals PLC (Ireland)*	18	2,799
Johnson & Johnson†	170	22,489
Kite Pharma, Inc.*	2	207
Ligand Pharmaceuticals, Inc.†(a)*	50	6,070
Merck & Co., Inc.†	137	8,780

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
MiMedx Group, Inc.(a)*	341	$5,105
Mylan NV (Netherlands)†*	148	5,745
Myriad Genetics, Inc.†(a)*	192	4,961
PAREXEL International Corp.*	34	2,955
PerkinElmer, Inc.	37	2,521
Perrigo Co. PLC (Ireland)†	150	11,328
Pfizer, Inc.†	566	19,012
PRA Health Sciences, Inc.†*	32	2,400
Prestige Brands Holdings, Inc.†*	55	2,905
Progenics Pharmaceuticals, Inc.*	117	794
Repligen Corp.†*	107	4,434
Seattle Genetics, Inc.*	28	1,449
Supernus Pharmaceuticals, Inc.*	25	1,078
United Therapeutics Corp.†*	48	6,227
Valeant Pharmaceuticals International, Inc. (Canada)*	195	3,374
Vanda Pharmaceuticals, Inc.*	102	1,663
Vertex Pharmaceuticals, Inc.†*	74	9,536
VWR Corp.†*	29	957
Waters Corp.*	14	2,574
Xencor, Inc.†*	119	2,512

		328,019

Retailing — 12.6%
Aaron’s, Inc.†	128	4,979
Asbury Automotive Group, Inc.†*	61	3,450
AutoNation, Inc.†*	127	5,354
AutoZone, Inc.†*	36	20,537
Bed Bath & Beyond, Inc.†	335	10,184
Best Buy Co., Inc.†	90	5,160
Chico’s FAS, Inc.	61	575
Dollar General Corp.†	88	6,344
Dollar Tree, Inc.†*	79	5,524
Foot Locker, Inc.†	131	6,456
Gap, Inc. (The)†	186	4,090
Group 1 Automotive, Inc.†	16	1,013
Home Depot, Inc. (The)†	172	26,385
HSN, Inc.†	133	4,243
L Brands, Inc.†(a)	170	9,161
Liberty Interactive Corp. QVC Group, Class A†*	45	1,104
Lithia Motors, Inc., Class A	7	660
LKQ Corp.†*	337	11,104
Lowe’s Cos., Inc.†	319	24,732

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Macy’s, Inc.	152	$3,532
Michaels Cos., Inc. (The)*	116	2,148
Nordstrom, Inc.†(a)	40	1,913
Nutrisystem, Inc.†	115	5,986
Office Depot, Inc.†	147	829
O’Reilly Automotive, Inc.†*	93	20,343
PetMed Express, Inc.(a)	24	974
Pier 1 Imports, Inc.	61	317
Pool Corp.	13	1,528
Ross Stores, Inc.†	267	15,414
Signet Jewelers Ltd. (Bermuda)(a)	35	2,213
Staples, Inc.†	619	6,233
Target Corp.†	312	16,314
Tiffany & Co.†	88	8,261
TJX Cos., Inc. (The)†	368	26,559
Ulta Beauty, Inc.*	9	2,586

		266,205

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Energy Industries, Inc.*	44	2,846
Amkor Technology, Inc.*	246	2,403
Analog Devices, Inc.†	45	3,501
Applied Materials, Inc.†	147	6,073
Cirrus Logic, Inc.†*	119	7,464
Diodes, Inc.*	20	481
First Solar, Inc.(a)*	73	2,911
Intel Corp.†	638	21,526
KLA-Tencor Corp.†	195	17,844
Lam Research Corp.†	13	1,839
Marvell Technology Group Ltd. (Bermuda)	340	5,617
Maxim Integrated Products, Inc.†	90	4,041
Microchip Technology, Inc.†(a)	68	5,248
MKS Instruments, Inc.†	53	3,567
QUALCOMM, Inc.	10	552
Skyworks Solutions, Inc.†	41	3,934
Texas Instruments, Inc.†	71	5,462
Xcerra Corp.*	34	332
Xilinx, Inc.	24	1,544

		97,185

Software & Services — 17.7%
Accenture PLC, Class A (Ireland)†	117	14,471
ACI Worldwide, Inc.*	16	358
Adobe Systems, Inc.*	41	5,799
Alphabet, Inc., Class A†*	11	10,226

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ANSYS, Inc.†*	45	$5,476
Aspen Technology, Inc.†*	103	5,692
Automatic Data Processing, Inc.†	198	20,287
Blucora, Inc.*	113	2,396
CA, Inc.†	288	9,927
CACI International, Inc., Class A*	21	2,626
Cadence Design Systems, Inc.*	44	1,474
Cars.com, Inc.†(a)*	189	5,033
CDK Global, Inc.†	84	5,213
CGI Group, Inc., Class A (Canada)†*	45	2,298
Citrix Systems, Inc.†*	90	7,162
CommerceHub, Inc., Class A†*	30	523
Convergys Corp.†	71	1,688
CSG Systems International, Inc.†	22	893
CSRA, Inc.†	114	3,619
eBay, Inc.†*	587	20,498
Electronic Arts, Inc.†*	79	8,352
Facebook, Inc., Class A†*	60	9,059
Fair Isaac Corp.†	23	3,206
Fidelity National Information Services, Inc.†	168	14,347
Fiserv, Inc.*	39	4,771
IAC/InterActiveCorp.†*	32	3,304
International Business Machines Corp.†	207	31,843
Intuit, Inc.†	247	32,804
j2 Global, Inc.†(a)	66	5,616
Manhattan Associates, Inc.†*	113	5,431
MAXIMUS, Inc.†	20	1,253
Microsoft Corp.†	124	8,547
NIC, Inc.†	124	2,350
Nuance Communications, Inc.†*	130	2,263
Open Text Corp. (Canada)	63	1,987
Oracle Corp.†	421	21,109
Paychex, Inc.†	384	21,865
Progress Software Corp.†	123	3,799
Qualys, Inc.*	9	367
Science Applications International Corp.†	62	4,304
SS&C Technologies Holdings, Inc.	116	4,456
Stamps.com, Inc.†*	44	6,814
Synchronoss Technologies, Inc.(a)*	124	2,040
Synopsys, Inc.†*	119	8,679
TiVo Corp.	124	2,313

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Trade Desk, Inc. (The), Class A†*	96	$4,811
Travelport Worldwide Ltd. (Bermuda)†	183	2,518
Tyler Technologies, Inc.*	4	703
VeriSign, Inc.†*	27	2,510
Visa, Inc., Class A†	71	6,658
VMware, Inc., Class A†(a)*	82	7,169
Web.com Group, Inc.*	37	936
WebMD Health Corp.†*	177	10,381
Western Union Co. (The)†	157	2,991

		375,215

Technology Hardware & Equipment — 11.1%
Amphenol Corp., Class A	15	1,107
Anixter International, Inc.*	26	2,033
Apple, Inc.†	232	33,413
Arista Networks, Inc.*	27	4,044
Avnet, Inc.†	188	7,309
AVX Corp.†	99	1,618
Benchmark Electronics, Inc.†*	142	4,587
Cisco Systems, Inc.†	1,159	36,277
CommScope Holding Co., Inc.†*	31	1,179
EchoStar Corp., Class A*	7	425
F5 Networks, Inc.†*	92	11,690
FLIR Systems, Inc.†	173	5,996
Harris Corp.†	155	16,907
Hewlett Packard Enterprise Co.†	1,057	17,536
HP, Inc.†	709	12,393
InterDigital, Inc.†	53	4,097
Itron, Inc.*	17	1,152
Jabil, Inc.	22	642
Juniper Networks, Inc.†	626	17,453
Mitel Networks Corp. (Canada)*	5	37
Motorola Solutions, Inc.†	194	16,828
NCR Corp.†*	46	1,879
NetApp, Inc.†	305	12,215
NetScout Systems, Inc.(a)*	48	1,651
OSI Systems, Inc.*	9	676
Plantronics, Inc.†	70	3,662
ScanSource, Inc.†*	55	2,216
Seagate Technology PLC (Ireland)†	58	2,248
TTM Technologies, Inc.(a)*	90	1,562
Vishay Intertechnology, Inc.†	262	4,349
Western Digital Corp.†	10	886
Xerox Corp.†	159	4,568

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Zebra Technologies Corp., Class A*	37	$3,719

		236,354

Telecommunication Services — 4.3%
AT&T, Inc.†	752	28,373
Cogent Communications Holdings, Inc.(a)	8	321
Frontier Communications Corp.(a)	8,475	9,831
Level 3 Communications, Inc.†*	103	6,108
Rogers Communications, Inc., Class B (Canada)	64	3,021
Sprint Corp.(a)*	106	870
T-Mobile US, Inc.*	39	2,364
United States Cellular Corp.†*	22	843
Verizon Communications, Inc.†	882	39,390
Vonage Holdings Corp.*	59	386

		91,507

Transportation — 4.1%
Canadian National Railway Co. (Canada)	32	2,594
CH Robinson Worldwide, Inc.†	174	11,950
Delta Air Lines, Inc.†	49	2,633
Expeditors International of Washington, Inc.†	230	12,990
FedEx Corp.†	75	16,300
Hawaiian Holdings, Inc.†*	96	4,507
Heartland Express, Inc.†(a)	169	3,519
JB Hunt Transport Services, Inc.	6	548
Kirby Corp.(a)*	49	3,276
Landstar System, Inc.	27	2,311
Old Dominion Freight Line, Inc.†	7	667
Ryder System, Inc.†	26	1,871
Swift Transportation Co.(a)*	22	583
Union Pacific Corp.†	104	11,327
United Parcel Service, Inc., Class B†	87	9,621
XPO Logistics, Inc.†*	35	2,262

		86,959

TOTAL COMMON STOCKS (Cost $3,531,892)		3,717,067

TOTAL LONG POSITIONS - 175.2%		3,717,067

(Cost $3,531,892)**

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (75.4)%
COMMON STOCKS — (75.4)%
Automobiles & Components — (1.1)%
Cooper Tire & Rubber Co.	(203)	$(7,328)
Dana, Inc.	(287)	(6,409)
Delphi Automotive PLC (Jersey)	(3)	(263)
Fox Factory Holding Corp.*	(57)	(2,029)
Gentherm, Inc.*	(83)	(3,220)
LCI Industries	(25)	(2,560)
Modine Manufacturing Co.*	(80)	(1,324)
Tenneco, Inc.	(25)	(1,446)

		(24,579)

Capital Goods — (8.6)%
AAON, Inc.	(52)	(1,916)
AAR Corp.	(110)	(3,824)
Actuant Corp., Class A	(189)	(4,649)
Acuity Brands, Inc.	(9)	(1,830)
Advanced Drainage Systems, Inc.	(6)	(121)
AECOM*	(318)	(10,281)
Aegion Corp.*	(103)	(2,254)
Albany International Corp., Class A	(33)	(1,762)
Astec Industries, Inc.	(8)	(444)
Axon Enterprise, Inc.*	(297)	(7,467)
Babcock & Wilcox Enterprises, Inc.*	(17)	(200)
BWX Technologies, Inc.	(38)	(1,852)
Carlisle Cos., Inc.	(29)	(2,767)
CIRCOR International, Inc.	(26)	(1,544)
Cubic Corp.	(36)	(1,667)
Douglas Dynamics, Inc.	(55)	(1,810)
Dycom Industries, Inc.*	(23)	(2,059)
Energy Recovery, Inc.*	(120)	(995)
EnPro Industries, Inc.	(46)	(3,283)
Esterline Technologies Corp.*	(5)	(474)
Federal Signal Corp.	(132)	(2,292)
Franklin Electric Co., Inc.	(41)	(1,697)
General Cable Corp.	(49)	(801)
GMS, Inc.*	(31)	(871)
Granite Construction, Inc.	(103)	(4,969)
Griffon Corp.	(10)	(220)
Herc Holdings, Inc.*	(94)	(3,696)
Hyster-Yale Materials Handling, Inc.	(27)	(1,897)
John Bean Technologies Corp.	(55)	(5,390)
Kaman Corp.	(12)	(598)
KBR, Inc.	(816)	(12,420)
Kennametal, Inc.	(22)	(823)
KLX, Inc.*	(30)	(1,500)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Kratos Defense & Security Solutions, Inc.*	(387)	$(4,594)
Manitowoc Co., Inc. (The)*	(1,010)	(6,070)
Masco Corp.	(158)	(6,037)
Masonite International Corp. (Canada)*	(4)	(302)
Mercury Systems, Inc.*	(87)	(3,662)
Meritor, Inc.*	(142)	(2,359)
MRC Global, Inc.*	(188)	(3,106)
Mueller Industries, Inc.	(8)	(244)
Navistar International Corp.*	(185)	(4,853)
NCI Building Systems, Inc.*	(27)	(451)
Nexeo Solutions, Inc.*	(1)	(8)
Nordson Corp.	(5)	(607)
NOW, Inc.*	(362)	(5,821)
Parker-Hannifin Corp.	(47)	(7,512)
Patrick Industries, Inc.*	(29)	(2,113)
Pentair PLC (Ireland)	(141)	(9,382)
Ply Gem Holdings, Inc.*	(20)	(359)
Proto Labs, Inc.*	(57)	(3,833)
Raven Industries, Inc.	(16)	(533)
REV Group, Inc.	(1)	(28)
Sensata Technologies Holding NV (Netherlands)*	(4)	(171)
Simpson Manufacturing Co., Inc.	(25)	(1,093)
SiteOne Landscape Supply, Inc.*	(153)	(7,965)
SPX FLOW, Inc.*	(8)	(295)
Sunrun, Inc.*	(640)	(4,557)
Teledyne Technologies, Inc.*	(35)	(4,468)
Tennant Co.	(18)	(1,328)
Thermon Group Holdings, Inc.*	(59)	(1,131)
Titan International, Inc.	(87)	(1,045)
Triumph Group, Inc.	(22)	(695)
Universal Forest Products, Inc.	(11)	(960)
Wabtec Corp.	(36)	(3,294)
Watsco, Inc.	(4)	(617)
Welbilt, Inc.*	(87)	(1,640)
Wesco Aircraft Holdings, Inc.*	(49)	(532)
Woodward, Inc.	(32)	(2,163)
Xylem, Inc.	(5)	(277)

		(182,478)

Commercial & Professional Services — (2.5)%
ABM Industries, Inc.	(46)	(1,910)
ACCO Brands Corp.*	(124)	(1,445)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Advanced Disposal Services, Inc.*	(20)	$(455)
Advisory Board Co. (The)*	(246)	(12,669)
Brady Corp., Class A	(12)	(407)
Clean Harbors, Inc.*	(96)	(5,360)
Covanta Holding Corp.	(356)	(4,699)
Exponent, Inc.	(11)	(641)
Healthcare Services Group, Inc.	(74)	(3,465)
Herman Miller, Inc.	(64)	(1,946)
HNI Corp.	(78)	(3,110)
Knoll, Inc.	(120)	(2,406)
Korn/Ferry International	(13)	(449)
Multi-Color Corp.	(49)	(3,998)
Navigant Consulting, Inc.*	(2)	(40)
On Assignment, Inc.*	(26)	(1,408)
Team, Inc.*	(24)	(563)
TriNet Group, Inc.*	(13)	(426)
US Ecology, Inc.	(48)	(2,424)
WageWorks, Inc.*	(83)	(5,578)

		(53,399)

Consumer Durables & Apparel — (2.1)%
Callaway Golf Co.	(159)	(2,032)
Crocs, Inc.*	(51)	(393)
Ethan Allen Interiors, Inc.	(14)	(452)
Gildan Activewear, Inc. (Canada)	(89)	(2,735)
Helen Of Troy Ltd. (Bermuda)*	(10)	(941)
Installed Building Products, Inc.*	(1)	(53)
Kate Spade & Co.*	(150)	(2,774)
Leggett & Platt, Inc.	(14)	(735)
Lululemon Athletica, Inc.*	(39)	(2,327)
Mohawk Industries, Inc.*	(17)	(4,109)
Polaris Industries, Inc.	(35)	(3,228)
PVH Corp.	(76)	(8,702)
Skechers U.S.A., Inc., Class A*	(355)	(10,471)
Steven Madden Ltd.*	(22)	(879)
Tupperware Brands Corp.	(7)	(492)
Under Armour, Inc., Class C*	(231)	(4,657)

		(44,980)

Consumer Services — (4.3)%
Belmond Ltd., Class A (Bermuda)*	(17)	(226)
BJ’s Restaurants, Inc.*	(110)	(4,098)
Boyd Gaming Corp.	(237)	(5,880)
Bright Horizons Family Solutions, Inc.*	(36)	(2,780)
Carnival Corp. (Panama)	(67)	(4,393)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Carrols Restaurant Group, Inc.*	(13)	$(159)
Chegg, Inc.*	(202)	(2,483)
Chipotle Mexican Grill, Inc.*	(14)	(5,825)
ClubCorp Holdings, Inc.	(152)	(1,991)
El Pollo Loco Holdings, Inc.*	(12)	(166)
Fiesta Restaurant Group, Inc.*	(127)	(2,623)
Houghton Mifflin Harcourt Co.*	(201)	(2,472)
Hyatt Hotels Corp., Class A*	(205)	(11,523)
Laureate Education, Inc., Class A*	(98)	(1,718)
Marcus Corp. (The)	(19)	(574)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(57)	(3,095)
Panera Bread Co., Class A*	(3)	(944)
Planet Fitness, Inc., Class A	(48)	(1,120)
Red Robin Gourmet Burgers, Inc.*	(24)	(1,566)
Red Rock Resorts, Inc., Class A	(147)	(3,462)
Restaurant Brands International, Inc. (Canada)	(7)	(438)
SeaWorld Entertainment, Inc.	(452)	(7,354)
Shake Shack, Inc., Class A*	(321)	(11,195)
Six Flags Entertainment Corp.	(30)	(1,788)
Texas Roadhouse, Inc.	(177)	(9,018)
Wingstop, Inc.*	(112)	(3,461)

		(90,352)

Energy — (6.2)%
Alon USA Energy, Inc.	(100)	(1,332)
Atwood Oceanics, Inc.*	(115)	(937)
Basic Energy Services, Inc.*	(33)	(822)
Cheniere Energy, Inc.*	(99)	(4,822)
Enbridge, Inc. (Canada)	(336)	(13,376)
Ensco PLC, Class A (United Kingdom)	(2,334)	(12,043)
Forum Energy Technologies, Inc.*	(248)	(3,869)
Frank’s International NV (Netherlands)	(247)	(2,048)
Green Plains, Inc.	(138)	(2,836)
Helix Energy Solutions Group, Inc.*	(1,019)	(5,747)
Helmerich & Payne, Inc.	(21)	(1,141)
HollyFrontier Corp.	(422)	(11,592)
Nabors Industries Ltd. (Bermuda)	(537)	(4,371)
Newpark Resources, Inc.*	(193)	(1,419)
Occidental Petroleum Corp.	(63)	(3,772)
Patterson-UTI Energy, Inc.	(494)	(9,974)
Pembina Pipeline Corp. (Canada)	(57)	(1,888)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66	(32)	$(2,646)
Precision Drilling Corp. (Canada)*	(1,134)	(3,867)
SemGroup Corp., Class A	(189)	(5,103)
Superior Energy Services, Inc.*	(1,080)	(11,264)
TechnipFMC PLC (United Kingdom)*	(155)	(4,216)
Teekay Corp. (Marshall Island)	(84)	(560)
Tesoro Corp.	(104)	(9,734)
US Silica Holdings, Inc.	(16)	(568)
Weatherford International PLC (Ireland)*	(2,857)	(11,057)

		(131,004)

Food & Staples Retailing — (1.1)%
Casey’s General Stores, Inc.	(37)	(3,963)
Performance Food Group Co.*	(188)	(5,151)
PriceSmart, Inc.	(6)	(526)
Rite Aid Corp.*	(3,271)	(9,649)
Smart & Final Stores, Inc.*	(193)	(1,756)
SpartanNash Co.	(3)	(78)
Sprouts Farmers Market, Inc.*	(82)	(1,859)
Weis Markets, Inc.	(11)	(536)

		(23,518)

Food, Beverage & Tobacco — (2.9)%
B&G Foods, Inc.	(158)	(5,625)
Blue Buffalo Pet Products, Inc.*	(132)	(3,011)
Calavo Growers, Inc.	(38)	(2,624)
Coca-Cola Bottling Co. Consolidated	(27)	(6,179)
Constellation Brands, Inc., Class A	(2)	(387)
Cott Corp. (Canada)	(99)	(1,430)
Darling Ingredients, Inc.*	(198)	(3,117)
Farmer Brothers Co.*	(29)	(877)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(14)	(713)
J&J Snack Foods Corp.	(3)	(396)
Lamb Weston Holdings, Inc.	(17)	(749)
MGP Ingredients, Inc.	(72)	(3,684)
Molson Coors Brewing Co., Class B	(9)	(777)
Monster Beverage Corp.*	(154)	(7,651)
Philip Morris International, Inc.	(27)	(3,171)
Pilgrim’s Pride Corp.*	(288)	(6,313)
Post Holdings, Inc.*	(116)	(9,007)
Tootsie Roll Industries, Inc.	(22)	(767)
Vector Group Ltd.	(245)	(5,223)

		(61,701)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (6.6)%
Abbott Laboratories	(33)	$(1,604)
ABIOMED, Inc.*	(19)	(2,723)
Amedisys, Inc.*	(56)	(3,517)
athenahealth, Inc.*	(65)	(9,136)
AtriCure, Inc.*	(6)	(146)
BioTelemetry, Inc.*	(48)	(1,606)
Cardinal Health, Inc.	(87)	(6,779)
Cardiovascular Systems, Inc.*	(49)	(1,579)
DexCom, Inc.*	(141)	(10,314)
Diplomat Pharmacy, Inc.*	(225)	(3,330)
Endologix, Inc.*	(392)	(1,905)
Ensign Group, Inc. (The)	(149)	(3,244)
Envision Healthcare Corp.*	(187)	(11,719)
Evolent Health, Inc., Class A*	(272)	(6,895)
GenMark Diagnostics, Inc.*	(3)	(34)
Glaukos Corp.*	(16)	(664)
Inovalon Holdings, Inc., Class A*	(65)	(855)
Insulet Corp.*	(187)	(9,595)
iRhythm Technologies, Inc.*	(20)	(850)
K2M Group Holdings, Inc.*	(150)	(3,654)
Lantheus Holdings, Inc.*	(12)	(212)
Merit Medical Systems, Inc.*	(48)	(1,831)
Natus Medical, Inc.*	(50)	(1,865)
Nevro Corp.*	(112)	(8,336)
Novadaq Technologies, Inc. (Canada)*	(1)	(12)
Novocure Ltd. (Jersey)*	(188)	(3,252)
NxStage Medical, Inc.*	(185)	(4,638)
OraSure Technologies, Inc.*	(199)	(3,435)
Owens & Minor, Inc.	(27)	(869)
Penumbra, Inc.*	(81)	(7,108)
PharMerica Corp.*	(19)	(499)
Quidel Corp.*	(15)	(407)
Select Medical Holdings Corp.*	(30)	(459)
Spectranetics Corp. (The)*	(207)	(7,949)
Surgery Partners, Inc.*	(57)	(1,297)
Teladoc, Inc.*	(75)	(2,601)
Tenet Healthcare Corp.*	(797)	(15,414)

		(140,333)

Household & Personal Products — (0.8)%
Coty, Inc., Class A	(118)	(2,214)
elf Beauty, Inc.*	(89)	(2,422)
Spectrum Brands Holdings, Inc.	(84)	(10,503)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
WD-40 Co.	(21)	$(2,317)

		(17,456)

Materials — (4.8)%
Avery Dennison Corp.	(100)	(8,837)
Balchem Corp.	(56)	(4,352)
Ball Corp.	(95)	(4,010)
Berry Global Group, Inc.*	(25)	(1,425)
Boise Cascade Co.*	(51)	(1,550)
Calgon Carbon Corp.	(17)	(257)
Celanese Corp., Class A	(6)	(570)
Crown Holdings, Inc.*	(48)	(2,864)
Eagle Materials, Inc.	(19)	(1,756)
Eastman Chemical Co.	(117)	(9,827)
Ferro Corp.*	(123)	(2,250)
Flotek Industries, Inc.*	(382)	(3,415)
GCP Applied Technologies, Inc.*	(46)	(1,403)
HB Fuller Co.	(28)	(1,431)
International Flavors & Fragrances, Inc.	(45)	(6,075)
Kraton Corp.*	(24)	(827)
Monsanto Co.	(6)	(710)
Mosaic Co. (The)	(319)	(7,283)
NewMarket Corp.	(16)	(7,368)
Owens-Illinois, Inc.*	(134)	(3,205)
PH Glatfelter Co.	(97)	(1,895)
PolyOne Corp.	(15)	(581)
Praxair, Inc.	(20)	(2,651)
RPM International, Inc.	(227)	(12,383)
Scotts Miracle-Gro Co. (The)	(39)	(3,489)
Sonoco Products Co.	(49)	(2,520)
Stepan Co.	(6)	(523)
Tredegar Corp.	(37)	(564)
Trinseo SA (Luxembourg)	(30)	(2,061)
Tronox Ltd., Class A (Australia)	(70)	(1,058)
Valvoline, Inc.	(17)	(403)
Vulcan Materials Co.	(27)	(3,420)

		(100,963)

Media — (2.6)%
AMC Entertainment Holdings, Inc., Class A	(308)	(7,007)
Charter Communications, Inc., Class A*	(30)	(10,106)
Entravision Communications Corp., Class A	(143)	(944)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
EW Scripps Co. (The), Class A*	(122)	$ (2,173)
John Wiley & Sons, Inc., Class A	(76)	(4,009)
Live Nation Entertainment, Inc.*	(180)	(6,273)
Madison Square Garden Co. (The), Class A*	(13)	(2,560)
MDC Partners, Inc., Class A (Canada)	(2)	(20)
National CineMedia, Inc.	(64)	(475)
New Media Investment Group, Inc.	(91)	(1,227)
New York Times Co. (The), Class A	(44)	(779)
Nexstar Media Group, Inc., Class A	(125)	(7,475)
Shaw Communications, Inc., Class B (Canada)	(169)	(3,683)
Sirius XM Holdings, Inc.	(417)	(2,281)
Time, Inc.	(184)	(2,640)
World Wrestling Entertainment, Inc., Class A	(141)	(2,872)

		(54,524)

Pharmaceuticals, Biotechnology & Life Sciences — (5.8)%
Accelerate Diagnostics, Inc.*	(80)	(2,188)
Acceleron Pharma, Inc.*	(73)	(2,217)
Achaogen, Inc.*	(51)	(1,108)
Achillion Pharmaceuticals, Inc.*	(514)	(2,359)
Aclaris Therapeutics, Inc.*	(16)	(434)
Aduro Biotech, Inc.*	(40)	(456)
Aerie Pharmaceuticals, Inc.*	(105)	(5,518)
Agios Pharmaceuticals, Inc.*	(118)	(6,071)
Aimmune Therapeutics, Inc.*	(35)	(720)
Alder Biopharmaceuticals, Inc.*	(314)	(3,595)
Amicus Therapeutics, Inc.*	(399)	(4,018)
ANI Pharmaceuticals, Inc.*	(2)	(94)
Bio-Rad Laboratories, Inc., Class A*	(36)	(8,147)
Bio-Techne Corp.	(7)	(822)
Coherus Biosciences, Inc.*	(74)	(1,062)
Dermira, Inc.*	(115)	(3,351)
Editas Medicine, Inc.*	(102)	(1,712)
Enzo Biochem, Inc.*	(1)	(11)
Five Prime Therapeutics, Inc.*	(93)	(2,800)
Flexion Therapeutics, Inc.*	(40)	(809)
Foundation Medicine, Inc.*	(47)	(1,868)
Heron Therapeutics, Inc.*	(321)	(4,446)
Horizon Pharma PLC (Ireland)*	(282)	(3,347)
Illumina, Inc.*	(42)	(7,288)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
INC Research Holdings, Inc., Class A*	(62)	$(3,627)
Inovio Pharmaceuticals, Inc.*	(34)	(267)
Insmed, Inc.*	(153)	(2,624)
Intercept Pharmaceuticals, Inc.*	(16)	(1,937)
Intra-Cellular Therapies, Inc.*	(16)	(199)
Juno Therapeutics, Inc.*	(22)	(658)
Keryx Biopharmaceuticals, Inc.*	(228)	(1,648)
La Jolla Pharmaceutical Co.*	(95)	(2,828)
Luminex Corp.	(96)	(2,028)
MacroGenics, Inc.*	(9)	(158)
Medicines Co. (The)*	(167)	(6,348)
Nektar Therapeutics*	(679)	(13,274)
NeoGenomics, Inc.*	(153)	(1,371)
Pacira Pharmaceuticals, Inc.*	(8)	(382)
Paratek Pharmaceuticals, Inc.*	(98)	(2,362)
Prothena Corp. PLC (Ireland)*	(48)	(2,598)
QIAGEN NV (Netherlands)	(23)	(771)
Radius Health, Inc.*	(61)	(2,759)
Revance Therapeutics, Inc.*	(1)	(26)
Spark Therapeutics, Inc.*	(36)	(2,151)
Synergy Pharmaceuticals, Inc.*	(963)	(4,285)
TG Therapeutics, Inc.*	(6)	(60)
Theravance Biopharma, Inc. (Cayman Islands)*	(117)	(4,661)
Ultragenyx Pharmaceutical, Inc.*	(25)	(1,553)

		(123,016)

Retailing — (4.5)%
1-800-Flowers.com, Inc., Class A*	(37)	(361)
Abercrombie & Fitch Co., Class A	(685)	(8,521)
Advance Auto Parts, Inc.	(3)	(350)
Amazon.com, Inc.*	(3)	(2,904)
American Eagle Outfitters, Inc.	(297)	(3,579)
Barnes & Noble, Inc.	(78)	(593)
Burlington Stores, Inc.*	(24)	(2,208)
Caleres, Inc.	(129)	(3,584)
Camping World Holdings, Inc., Class A	(30)	(926)
Cato Corp. (The), Class A	(58)	(1,020)
Core-Mark Holding Co., Inc.	(46)	(1,521)
Etsy, Inc.*	(374)	(5,610)
Finish Line, Inc. (The), Class A	(221)	(3,132)
Five Below, Inc.*	(41)	(2,024)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genesco, Inc.*	(91)	$(3,085)
Groupon, Inc.*	(241)	(925)
Guess?, Inc.	(642)	(8,205)
Hibbett Sports, Inc.*	(11)	(228)
Lumber Liquidators Holdings, Inc.*	(286)	(7,167)
MarineMax, Inc.*	(32)	(626)
Murphy USA, Inc.*	(102)	(7,559)
Netflix, Inc.*	(45)	(6,723)
Ollie’s Bargain Outlet Holdings, Inc.*	(269)	(11,459)
Party City Holdco, Inc.*	(37)	(579)
Select Comfort Corp.*	(6)	(213)
Sonic Automotive, Inc., Class A	(40)	(778)
Tile Shop Holdings, Inc.	(189)	(3,903)
Tractor Supply Co.	(56)	(3,036)
Wayfair, Inc., Class A*	(60)	(4,613)

		(95,432)

Semiconductors & Semiconductor Equipment — (2.7)%
Advanced Micro Devices, Inc.*	(667)	(8,324)
Axcelis Technologies, Inc.*	(16)	(335)
Cavium, Inc.*	(33)	(2,050)
FormFactor, Inc.*	(246)	(3,050)
Ichor Holdings Ltd. (Cayman Islands)*	(43)	(867)
Inphi Corp.*	(280)	(9,604)
Integrated Device Technology, Inc.*	(122)	(3,146)
Lattice Semiconductor Corp.*	(368)	(2,451)
MACOM Technology Solutions Holdings, Inc.*	(114)	(6,358)
MaxLinear, Inc., Class A*	(57)	(1,590)
Micron Technology, Inc.*	(82)	(2,449)
Monolithic Power Systems, Inc.	(6)	(578)
NVIDIA Corp.	(7)	(1,012)
Semtech Corp.*	(73)	(2,610)
Synaptics, Inc.*	(10)	(517)
Teradyne, Inc.	(208)	(6,246)
Veeco Instruments, Inc.*	(115)	(3,203)
Versum Materials, Inc.	(29)	(941)
Xperi Corp.	(50)	(1,490)

		(56,821)

Software & Services — (9.7)%
2U, Inc.*	(11)	(516)
A10 Networks, Inc.*	(129)	(1,089)
Acxiom Corp.*	(85)	(2,208)
Alliance Data Systems Corp.	(11)	(2,824)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Autodesk, Inc.*	(29)	$(2,924)
Benefitfocus, Inc.*	(62)	(2,254)
Black Knight Financial Services, Inc., Class A*	(67)	(2,744)
Blackhawk Network Holdings, Inc.*	(245)	(10,682)
Blackline, Inc.*	(12)	(429)
Box, Inc., Class A*	(170)	(3,101)
BroadSoft, Inc.*	(9)	(387)
Callidus Software, Inc.*	(245)	(5,929)
Cardtronics PLC, Class A (United Kingdom)*	(126)	(4,140)
CoreLogic, Inc.*	(80)	(3,470)
Cornerstone OnDemand, Inc.*	(139)	(4,969)
Coupa Software, Inc.*	(19)	(551)
DST Systems, Inc.	(75)	(4,628)
Euronet Worldwide, Inc.*	(21)	(1,835)
Everbridge, Inc.*	(1)	(24)
FireEye, Inc.*	(806)	(12,259)
First Data Corp., Class A*	(244)	(4,441)
Gartner, Inc.*	(68)	(8,399)
Gigamon, Inc.*	(75)	(2,951)
Gogo, Inc.*	(502)	(5,788)
GTT Communications, Inc.*	(36)	(1,139)
Hortonworks, Inc.*	(239)	(3,078)
HubSpot, Inc.*	(74)	(4,866)
Imperva, Inc.*	(120)	(5,742)
Instructure, Inc.*	(81)	(2,390)
Leidos Holdings, Inc.	(131)	(6,771)
MobileIron, Inc.*	(8)	(48)
New Relic, Inc.*	(98)	(4,215)
Nutanix, Inc,. Class A*	(291)	(5,864)
Pandora Media, Inc.*	(1,359)	(12,122)
Paylocity Holding Corp.*	(47)	(2,123)
PayPal Holdings, Inc.*	(19)	(1,020)
Proofpoint, Inc.*	(29)	(2,518)
PROS Holdings, Inc.*	(86)	(2,356)
Q2 Holdings, Inc.*	(23)	(850)
Quotient Technology, Inc.*	(216)	(2,484)
Rapid7, Inc.*	(113)	(1,902)
RingCentral, Inc., Class A*	(43)	(1,572)
salesforce.com, Inc.*	(14)	(1,212)
SecureWorks Corp., Class A*	(36)	(334)
Silver Spring Networks, Inc.*	(5)	(56)
Splunk, Inc.*	(198)	(11,264)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Tableau Software, Inc., Class A*	(63)	$(3,860)
Teradata Corp.*	(55)	(1,622)
Twilio, Inc., Class A*	(134)	(3,901)
Ultimate Software Group, Inc. (The)*	(22)	(4,621)
Vantiv, Inc., Class A*	(2)	(127)
Virtusa Corp.*	(155)	(4,557)
Workday, Inc., Class A*	(23)	(2,231)
Workiva, Inc.*	(58)	(1,105)
Zendesk, Inc.*	(375)	(10,418)
Zynga, Inc., Class A*	(3,007)	(10,944)

		(205,854)

Technology Hardware & Equipment — (5.1)%
3D Systems Corp.*	(215)	(4,019)
BlackBerry Ltd. (Canada)*	(328)	(3,277)
Brocade Communications Systems, Inc.	(263)	(3,316)
CalAmp Corp.*	(81)	(1,647)
Celestica, Inc. (Canada)*	(86)	(1,168)
Ciena Corp.*	(119)	(2,977)
Cray, Inc.*	(42)	(773)
CTS Corp.	(43)	(929)
ePlus, Inc.*	(15)	(1,112)
Finisar Corp.*	(79)	(2,052)
Fitbit, Inc., Class A*	(1,930)	(10,248)
II-VI, Inc.*	(103)	(3,533)
Infinera Corp.*	(998)	(10,649)
Insight Enterprises, Inc.*	(26)	(1,040)
IPG Photonics Corp.*	(15)	(2,175)
Keysight Technologies, Inc.*	(31)	(1,207)
Lumentum Holdings, Inc.*	(39)	(2,225)
NETGEAR, Inc.*	(76)	(3,276)
Palo Alto Networks, Inc.*	(71)	(9,501)
Pure Storage, Inc., Class A*	(486)	(6,226)
Quantenna Communications, Inc.*	(22)	(418)
Sanmina Corp.*	(6)	(229)
Sierra Wireless, Inc. (Canada)*	(60)	(1,686)
Stratasys Ltd. (Israel)*	(101)	(2,354)
Super Micro Computer, Inc.*	(112)	(2,761)
SYNNEX Corp.	(36)	(4,319)
Tech Data Corp.*	(64)	(6,464)
Trimble, Inc.*	(50)	(1,784)
Universal Display Corp.	(48)	(5,244)
VeriFone Systems, Inc.*	(126)	(2,281)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ViaSat, Inc.*	(132)	$(8,738)

		(107,628)

Telecommunication Services — (1.3)%
ATN International, Inc.	(38)	(2,601)
Boingo Wireless, Inc.*	(4)	(60)
Cincinnati Bell, Inc.*	(156)	(3,050)
General Communication, Inc., Class A*	(40)	(1,466)
Iridium Communications, Inc.*	(426)	(4,707)
Shenandoah Telecommunications Co.	(134)	(4,114)
Straight Path Communications, Inc,. Class B*	(10)	(1,795)
Windstream Holdings, Inc.	(1,555)	(6,033)
Zayo Group Holdings, Inc.*	(157)	(4,851)

		(28,677)

Transportation — (2.7)%
Air Transport Services Group, Inc.*	(149)	(3,245)
American Airlines Group, Inc.	(8)	(403)
ArcBest Corp.	(38)	(783)
Atlas Air Worldwide Holdings, Inc.*	(76)	(3,963)
CSX Corp.	(5)	(273)
Echo Global Logistics, Inc.*	(33)	(657)
Genesee & Wyoming, Inc., Class A*	(167)	(11,421)
Hub Group, Inc., Class A*	(26)	(997)
JetBlue Airways Corp.*	(93)	(2,123)
Kansas City Southern	(104)	(10,884)
Matson, Inc.	(11)	(330)
Saia, Inc.*	(8)	(410)
SkyWest, Inc.	(201)	(7,055)
Spirit Airlines, Inc.*	(151)	(7,799)
United Continental Holdings, Inc.*	(23)	(1,731)

Number of Shares		Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.	(167)	$(4,901)

		(56,975)

TOTAL COMMON STOCK (Proceeds $1,565,779)		(1,599,690)

TOTAL SECURITES SOLD SHORT - (75.4)%		(1,599,690)

(Proceeds $1,565,779)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		3,683

NET ASSETS - 100.0%		$2,121,060

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $113,024.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$3,531,892

Gross unrealized appreciation	$279,514
Gross unrealized depreciation	(94,339)

Net unrealized appreciation	$185,175

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 184.4%
COMMON STOCKS — 184.4%
Automobiles & Components — 2.1%
BorgWarner, Inc.†	637	$26,983
Delphi Automotive PLC (Jersey)†	681	59,690
General Motors Co.†	1,346	47,016
Goodyear Tire & Rubber Co. (The)†	681	23,808

		157,497

Capital Goods — 13.4%
3M Co.†	85	17,696
Allegion PLC (Ireland)†	32	2,596
AMETEK, Inc.	727	44,034
Arconic, Inc.†	89	2,016
Boeing Co. (The)†	1,398	276,454
Caterpillar, Inc.†	253	27,187
Cummins, Inc.†	158	25,631
Emerson Electric Co.†	1,385	82,574
Fastenal Co.	331	14,408
Fluor Corp.	452	20,693
Honeywell International, Inc.†	1,264	168,479
Ingersoll-Rand PLC (Ireland)†	244	22,299
Jacobs Engineering Group, Inc.†	129	7,016
Johnson Controls International PLC (Ireland)†	2,963	128,476
L3 Technologies, Inc.†	250	41,770
Northrop Grumman Corp.†	151	38,763
Rockwell Collins, Inc.†	25	2,627
Snap-on, Inc.†	186	29,388
TransDigm Group, Inc.(a)	73	19,627
WW Grainger, Inc.†(a)	191	34,481

		1,006,215

Commercial & Professional Services — 3.0%
Nielsen Holdings PLC (United Kingdom)†	580	22,423
Republic Services, Inc.†	1,069	68,127
Robert Half International, Inc.†	123	5,895
Stericycle, Inc.*	284	21,675
Waste Management, Inc.†	1,424	104,450

		222,570

Consumer Durables & Apparel — 5.2%
Coach, Inc.†	911	43,127
Garmin Ltd. (Switzerland)†	313	15,972
Hanesbrands, Inc.†(a)	1,229	28,464
Hasbro, Inc.†	404	45,050
Mattel, Inc.†	1,111	23,920

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†*	541	$19,611
Newell Brands, Inc.†	1,514	81,181
PVH Corp.†	243	27,823
Ralph Lauren Corp.†(a)	267	19,705
VF Corp.†	1,344	77,414
Whirlpool Corp.	30	5,749

		388,016

Consumer Services — 5.5%
Hilton Worldwide Holdings, Inc.	1,034	63,953
Marriott International, Inc., Class A	435	43,635
McDonald’s Corp.†	1,274	195,126
Wyndham Worldwide Corp.†	272	27,312
Yum! Brands, Inc.†	1,105	81,505

		411,531

Diversified Financials — 3.6%
Berkshire Hathaway, Inc., Class B*	96	16,259
CBOE Holdings, Inc.	124	11,334
CME Group, Inc.†	1,024	128,246
Moody’s Corp.	604	73,495
Nasdaq, Inc.†	540	38,605

		267,939

Energy — 3.9%
Apache Corp.†	1,220	58,475
ConocoPhillips†	3,907	171,752
Marathon Oil Corp.	2,685	31,817
Murphy Oil Corp.	17	436
Valero Energy Corp.†	427	28,805

		291,285

Food & Staples Retailing — 12.1%
CVS Health Corp.†	3,443	277,024
Kroger Co. (The)†	2,997	69,890
Sysco Corp.	1,694	85,259
Walgreens Boots Alliance, Inc.†	2,218	173,692
Wal-Mart Stores, Inc.†	3,992	302,115

		907,980

Food, Beverage & Tobacco — 10.1%
Altria Group, Inc.†	2,013	149,908
Archer-Daniels-Midland Co.†	1,841	76,181
Campbell Soup Co.†	990	51,628
Conagra Brands, Inc.†	1,412	50,493
Dr Pepper Snapple Group, Inc.†	594	54,119
General Mills, Inc.†	1,073	59,444

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)†	700	$75,159
Hormel Foods Corp.†(a)	1,368	46,662
JM Smucker Co. (The)	374	44,255
McCormick & Co., Inc., non-voting shares†	255	24,865
Philip Morris International, Inc.†	134	15,738
Reynolds American, Inc.†	598	38,894
Tyson Foods, Inc., Class A†	1,192	74,655

		762,001

Health Care Equipment & Services — 16.6%
Aetna, Inc.†	886	134,521
AmerisourceBergen Corp.†	708	66,927
Anthem, Inc.†	855	160,851
Baxter International, Inc.†	506	30,633
Centene Corp.†*	558	44,573
Cigna Corp.†	249	41,680
Express Scripts Holding Co.†*	2,007	128,127
HCA Healthcare, Inc.†*	1,202	104,814
Humana, Inc.†	485	116,701
Laboratory Corp. of America Holdings†*	342	52,716
McKesson Corp.†	597	98,230
Medtronic PLC (Ireland)	997	88,484
Patterson Cos., Inc.(a)	302	14,179
Quest Diagnostics, Inc.†	134	14,895
UnitedHealth Group, Inc.†	645	119,596
Varian Medical Systems, Inc.*	295	30,441

		1,247,368

Household & Personal Products — 5.6%
Church & Dwight Co., Inc.†	666	34,552
Estee Lauder Cos., Inc. (The), Class A†	1,192	114,408
Kimberly-Clark Corp.†	1,110	143,312
Procter & Gamble Co. (The)†	1,442	125,670

		417,942

Insurance — 4.0%
Allstate Corp. (The)†	467	41,302
Aon PLC (United Kingdom)†	762	101,308
Chubb Ltd. (Switzerland)†	332	48,266
Everest Re Group Ltd. (Bermuda)	103	26,223
Progressive Corp. (The)†	1,785	78,701
Travelers Cos., Inc. (The)	27	3,416
Willis Towers Watson PLC (Ireland)	4	582

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
XL Group Ltd. (Bermuda)	62	$2,716

		302,514

Materials — 9.2%
Air Products & Chemicals, Inc.†	707	101,143
Albemarle Corp.	253	26,702
Dow Chemical Co. (The)†	2,355	148,530
EI du Pont de Nemours & Co.†	2,800	225,988
LyondellBasell Industries NV, Class A (Netherlands)†	1,299	109,623
PPG Industries, Inc.†	60	6,598
Sealed Air Corp.	628	28,109
Sherwin-Williams Co. (The)†	88	30,884
WestRock Co.†	207	11,729

		689,306

Media — 15.5%
CBS Corp., Class B, non-voting shares†	1,335	85,146
Comcast Corp., Class A†	4,690	182,535
Discovery Communications, Inc., Class A†(a) *	1,904	49,180
Interpublic Group of Cos., Inc. (The)†	1,282	31,537
News Corp., Class A†	1,887	25,852
Omnicom Group, Inc.†	761	63,087
Scripps Networks Interactive, Inc., Class A†(a)	419	28,622
Time Warner, Inc.†	2,448	245,804
Twenty-First Century Fox, Inc., Class A†	5,846	165,676
Viacom, Inc., Class B†	1,270	42,634
Walt Disney Co. (The)†	2,330	247,562

		1,167,635

Pharmaceuticals, Biotechnology & Life Sciences — 12.6%
AbbVie, Inc.†	1,950	141,394
Amgen, Inc.†	663	114,189
Biogen, Inc.†*	695	188,595
Bristol-Myers Squibb Co.†	1,970	109,768
Gilead Sciences, Inc.†	4,196	296,993
Johnson & Johnson	41	5,424
Mylan NV (Netherlands)†*	1,695	65,800
Pfizer, Inc.†	773	25,965

		948,128

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 10.3%
Alexandria Real Estate Equities, Inc., REIT	282	$33,973
Apartment Investment & Management Co., Class A, REIT†	70	3,008
AvalonBay Communities, Inc., REIT†	429	82,441
CBRE Group, Inc., Class A, REIT*	1,060	38,584
Digital Realty Trust, Inc., REIT†	456	51,505
Essex Property Trust, Inc., REIT†	212	54,541
Extra Space Storage, Inc., REIT†(a)	408	31,824
Federal Realty Investment Trust, REIT†	192	24,267
Iron Mountain, Inc., REIT	855	29,378
Mid-America Apartment Communities, Inc., REIT†	368	38,780
Public Storage, REIT†	541	112,815
Realty Income Corp., REIT†(a)	873	48,172
Regency Centers Corp., REIT	536	33,575
UDR, Inc., REIT†	867	33,787
Ventas, Inc., REIT†	1,017	70,661
Welltower, Inc., REIT†	132	9,880
Weyerhaeuser Co., REIT†	2,427	81,304

		778,495

Retailing — 10.7%
AutoNation, Inc.(a)*	176	7,420
AutoZone, Inc.†*	92	52,482
Bed Bath & Beyond, Inc.†	488	14,835
Best Buy Co., Inc.†	307	17,600
Dollar Tree, Inc.*	330	23,074
Foot Locker, Inc.	390	19,219
Home Depot, Inc. (The)†	1,301	199,573
Kohl’s Corp.†	392	15,159
L Brands, Inc.(a)	80	4,311
LKQ Corp.*	976	32,159
Lowe’s Cos., Inc.†	2,694	208,866
Nordstrom, Inc.(a)	208	9,949
O’Reilly Automotive, Inc.*	288	62,997
Ross Stores, Inc.	1,218	70,315
Signet Jewelers Ltd. (Bermuda)(a)	93	5,881
Staples, Inc.†	1,884	18,972
Target Corp.†	473	24,733
Tiffany & Co.(a)	193	18,117

		805,662

Semiconductors & Semiconductor Equipment — 7.7%
Applied Materials, Inc.†	2,498	103,192

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.†	6,954	$234,628
KLA-Tencor Corp.†	508	46,487
Lam Research Corp.†	592	83,727
QUALCOMM, Inc.	142	7,841
Skyworks Solutions, Inc.†	496	47,591
Texas Instruments, Inc.†	718	55,236

		578,702

Software & Services — 11.1%
Accenture PLC, Class A (Ireland)†	632	78,166
Automatic Data Processing, Inc.†	1,243	127,358
CA, Inc.†	944	32,540
Citrix Systems, Inc.*	84	6,685
CSRA, Inc.†	155	4,921
eBay, Inc.†*	3,262	113,909
Fidelity National Information Services, Inc.†	248	21,179
International Business Machines Corp.†	1,016	156,291
Intuit, Inc.†	809	107,443
Oracle Corp.	1,299	65,132
Paychex, Inc.†	1,155	65,766
Total System Services, Inc.	116	6,757
Visa, Inc., Class A	532	49,891

		836,038

Technology Hardware & Equipment — 13.3%
Apple, Inc.†	2,051	295,385
Cisco Systems, Inc.†	8,067	252,497
F5 Networks, Inc.†*	209	26,556
FLIR Systems, Inc.†	209	7,244
Harris Corp.	384	41,887
Hewlett Packard Enterprise Co.	5,163	85,654
HP, Inc.†	5,317	92,941
Juniper Networks, Inc.†	1,237	34,488
Motorola Solutions, Inc.†	535	46,406
NetApp, Inc.	848	33,962
Seagate Technology PLC (Ireland)†	61	2,364
Western Digital Corp.†	919	81,423

		1,000,807

Telecommunication Services — 3.6%
AT&T, Inc.†	1,205	45,465
Verizon Communications, Inc.†	5,089	227,275

		272,740

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 3.4%
Alaska Air Group, Inc.†	63	$5,655
CH Robinson Worldwide, Inc.†	460	31,593
Delta Air Lines, Inc.†	686	36,866
Expeditors International of Washington, Inc.†	570	32,194
FedEx Corp.	506	109,969
Southwest Airlines Co.†	573	35,606
United Parcel Service, Inc., Class B	19	2,101

		253,984

Utilities — 1.9%
CMS Energy Corp.	563	26,039
FirstEnergy Corp.	635	18,517
NiSource, Inc.	1,026	26,019
NRG Energy, Inc.†	305	5,252
PPL Corp.	100	3,866
WEC Energy Group, Inc.	996	61,134

		140,827

TOTAL COMMON STOCKS (Cost $13,350,324)		13,855,182

TOTAL LONG POSITIONS - 184.4%		13,855,182

(Cost $13,350,324)**

SHORT POSITIONS — (84.9)%
COMMON STOCKS — (84.9)%
Automobiles & Components — (0.8)%
Ford Motor Co.	(4,252)	(47,580)
Harley-Davidson, Inc.	(264)	(14,261)

		(61,841)

Banks — (6.1)%
Bank of America Corp.	(3,254)	(78,942)
BB&T Corp.	(166)	(7,538)
Citigroup, Inc.	(1,372)	(91,759)
Citizens Financial Group, Inc.	(595)	(21,230)
Comerica, Inc.	(263)	(19,262)
Fifth Third Bancorp.	(1,108)	(28,764)
M&T Bank Corp.	(225)	(36,439)
People’s United Financial, Inc.	(464)	(8,194)
PNC Financial Services Group, Inc. (The)	(125)	(15,609)
Regions Financial Corp.	(1,821)	(26,659)
SunTrust Banks, Inc.	(555)	(31,480)
Wells Fargo & Co.	(1,440)	(79,790)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Zions Bancorporation	(305)	$(13,393)

		(459,059)

Capital Goods — (8.4)%
Acuity Brands, Inc.	(66)	(13,417)
Dover Corp.	(240)	(19,253)
Eaton Corp. PLC (Ireland)	(674)	(52,457)
Flowserve Corp.	(195)	(9,054)
Fortive Corp.	(485)	(30,725)
Fortune Brands Home & Security, Inc.	(225)	(14,679)
General Dynamics Corp.	(443)	(87,758)
General Electric Co.	(2,715)	(73,332)
Illinois Tool Works, Inc.	(8)	(1,146)
Masco Corp.	(466)	(17,806)
PACCAR, Inc.	(527)	(34,803)
Parker-Hannifin Corp.	(200)	(31,964)
Pentair PLC (Ireland)	(273)	(18,165)
Raytheon Co.	(220)	(35,526)
Rockwell Automation, Inc.	(55)	(8,908)
Stanley Black & Decker, Inc.	(224)	(31,524)
Textron, Inc.	(399)	(18,793)
United Rentals, Inc.*	(121)	(13,638)
United Technologies Corp.	(848)	(103,549)
Xylem, Inc.	(268)	(14,855)

		(631,352)

Commercial & Professional Services — (0.3)%
Verisk Analytics, Inc.*	(251)	(21,177)

Consumer Durables & Apparel — (0.7)%
Leggett & Platt, Inc.	(194)	(10,191)
Mohawk Industries, Inc.*	(112)	(27,069)
Under Armour, Inc., Class C*	(642)	(12,943)

		(50,203)

Consumer Services — (0.9)%
Carnival Corp. (Panama)	(1,078)	(70,684)

Diversified Financials — (7.0)%
Affiliated Managers Group, Inc.	(85)	(14,098)
American Express Co.	(1,308)	(110,186)
Ameriprise Financial, Inc.	(232)	(29,531)
Bank of New York Mellon Corp. (The)	(1,224)	(62,448)
BlackRock, Inc.	(30)	(12,672)
Capital One Financial Corp.	(522)	(43,128)
Charles Schwab Corp. (The)	(653)	(28,053)
Discover Financial Services	(340)	(21,145)
E*TRADE Financial Corp.*	(404)	(15,364)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Franklin Resources, Inc.	(848)	$(37,982)
Intercontinental Exchange, Inc.	(865)	(57,021)
Invesco Ltd. (Bermuda)	(613)	(21,571)
Morgan Stanley	(227)	(10,115)
Navient Corp.	(436)	(7,259)
Northern Trust Corp.	(44)	(4,277)
State Street Corp.	(447)	(40,109)
Synchrony Financial	(442)	(13,180)

		(528,139)

Energy — (5.6)%
Anadarko Petroleum Corp.	(826)	(37,451)
Baker Hughes a GE Co. LLC	(634)	(34,559)
Chesapeake Energy Corp.*	(1,296)	(6,441)
Cimarex Energy Co.	(142)	(13,349)
Concho Resources, Inc.*	(218)	(26,494)
EOG Resources, Inc.	(603)	(54,584)
EQT Corp.	(253)	(14,823)
Helmerich & Payne, Inc.	(162)	(8,803)
Hess Corp.	(474)	(20,794)
Kinder Morgan, Inc.	(731)	(14,006)
National Oilwell Varco, Inc.	(567)	(18,677)
Newfield Exploration Co.*	(290)	(8,253)
Noble Energy, Inc.	(599)	(16,952)
Occidental Petroleum Corp.	(352)	(21,074)
Phillips 66	(444)	(36,714)
Pioneer Natural Resources Co.	(237)	(37,820)
Range Resources Corp.	(361)	(8,364)
TechnipFMC PLC (United Kingdom)*	(680)	(18,496)
Tesoro Corp.	(175)	(16,380)
Transocean Ltd. (Switzerland)*	(566)	(4,658)

		(418,692)

Food & Staples Retailing — (0.1)%
Whole Foods Market, Inc.	(223)	(9,391)

Food, Beverage & Tobacco — (5.5)%
Brown-Forman Corp., Class B	(578)	(28,091)
Coca-Cola Co. (The)	(2,061)	(92,436)
Constellation Brands, Inc., Class A	(279)	(54,051)
Kellogg Co.	(214)	(14,864)
Kraft Heinz Co. (The)	(1,026)	(87,867)
Molson Coors Brewing Co., Class B	(322)	(27,801)
Mondelez International, Inc., Class A	(2,294)	(99,078)
Monster Beverage Corp.*	(14)	(696)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.	(57)	$(6,583)

		(411,467)

Health Care Equipment & Services — (6.3)%
Abbott Laboratories	(1,759)	(85,505)
Align Technology, Inc.*	(116)	(17,414)
Becton Dickinson and Co.	(318)	(62,045)
Boston Scientific Corp.*	(1,229)	(34,068)
Cardinal Health, Inc.	(463)	(36,077)
Cerner Corp.*	(470)	(31,241)
Cooper Cos., Inc. (The)	(72)	(17,238)
CR Bard, Inc.	(107)	(33,824)
Danaher Corp.	(548)	(46,246)
DaVita, Inc.*	(284)	(18,392)
Edwards Lifesciences Corp.*	(3)	(355)
Envision Healthcare Corp.*	(176)	(11,030)
Henry Schein, Inc.*	(116)	(21,230)
Hologic, Inc.*	(408)	(18,515)
IDEXX Laboratories, Inc.*	(133)	(21,469)
Universal Health Services, Inc., Class B	(144)	(17,580)
Zimmer Biomet Holdings, Inc.	(10)	(1,284)

		(473,513)

Household & Personal Products — (0.3)%
Coty, Inc., Class A	(1,119)	(20,992)

Insurance — (5.8)%
Aflac, Inc.	(581)	(45,132)
American International Group, Inc.	(1,154)	(72,148)
Arthur J Gallagher & Co.	(267)	(15,286)
Assurant, Inc.	(84)	(8,710)
Hartford Financial Services Group, Inc. (The)	(112)	(5,888)
Lincoln National Corp.	(340)	(22,977)
Loews Corp.	(98)	(4,587)
Marsh & McLennan Cos., Inc.	(744)	(58,002)
MetLife, Inc.	(1,642)	(90,211)
Principal Financial Group, Inc.	(421)	(26,973)
Prudential Financial, Inc.	(644)	(69,642)
Torchmark Corp.	(47)	(3,597)
Unum Group	(345)	(16,087)

		(439,240)

Materials — (4.5)%
Avery Dennison Corp.	(133)	(11,753)
CF Industries Holdings, Inc.	(349)	(9,758)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eastman Chemical Co.	(220)	$(18,478)
Ecolab, Inc.	(451)	(59,870)
FMC Corp.	(201)	(14,683)
Freeport-McMoRan, Inc.*	(2,096)	(25,173)
International Flavors & Fragrances, Inc.	(116)	(15,660)
International Paper Co.	(616)	(34,872)
Martin Marietta Materials, Inc.	(95)	(21,145)
Monsanto Co.	(189)	(22,370)
Mosaic Co. (The)	(524)	(11,963)
Newmont Mining Corp.	(779)	(25,232)
Nucor Corp.	(479)	(27,720)
Praxair, Inc.	(117)	(15,508)
Vulcan Materials Co.	(199)	(25,209)

		(339,394)

Media — (0.6)%
DISH Network Corp., Class A*	(687)	(43,116)

Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Agilent Technologies, Inc.	(483)	(28,647)
Alexion Pharmaceuticals, Inc.*	(182)	(22,144)
Allergan PLC (Ireland)	(489)	(118,871)
Illumina, Inc.*	(219)	(38,001)
Incyte Corp.*	(316)	(39,788)
Mallinckrodt PLC (Ireland)*	(157)	(7,035)
Merck & Co., Inc.	(344)	(22,047)
Mettler-Toledo International, Inc.*	(39)	(22,953)
PerkinElmer, Inc.	(160)	(10,902)
Perrigo Co. PLC (Ireland)	(197)	(14,877)
Regeneron Pharmaceuticals, Inc.*	(181)	(88,896)
Vertex Pharmaceuticals, Inc.*	(383)	(49,357)
Waters Corp.*	(10)	(1,838)
Zoetis, Inc.	(688)	(42,917)

		(508,273)

Real Estate — (4.8)%
Boston Properties, Inc., REIT	(225)	(27,681)
Crown Castle International Corp., REIT	(494)	(49,489)
Equinix, Inc., REIT	(113)	(48,495)
Equity Residential, REIT	(291)	(19,158)
GGP, Inc., REIT	(1,290)	(30,392)
HCP, Inc., REIT	(684)	(21,861)
Host Hotels & Resorts, Inc., REIT	(1,106)	(20,207)
Kimco Realty Corp., REIT	(638)	(11,707)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Macerich Co. (The), REIT	(216)	$(12,541)
Prologis, Inc., REIT	(740)	(43,394)
Simon Property Group, Inc., REIT	(216)	(34,940)
SL Green Realty Corp., REIT	(151)	(15,976)
Vornado Realty Trust, REIT	(277)	(26,010)

		(361,851)

Retailing — (4.7)%
Advance Auto Parts, Inc.	(111)	(12,942)
Amazon.com, Inc.*	(93)	(90,024)
CarMax, Inc.*	(180)	(11,351)
Dollar General Corp.	(12)	(865)
Expedia, Inc.	(228)	(33,961)
Gap, Inc. (The)	(573)	(12,600)
Genuine Parts Co.	(217)	(20,129)
Macy’s, Inc.	(401)	(9,319)
Netflix, Inc.*	(644)	(96,220)
Priceline Group, Inc. (The)*	(20)	(37,410)
TJX Cos., Inc. (The)	(127)	(9,166)
Tractor Supply Co.	(189)	(10,246)
TripAdvisor, Inc.*	(215)	(8,213)

		(352,446)

Semiconductors & Semiconductor Equipment — (5.1)%
Advanced Micro Devices, Inc.*	(1,401)	(17,484)
Analog Devices, Inc.	(544)	(42,323)
Broadcom Ltd. (Singapore)	(501)	(116,758)
Micron Technology, Inc.*	(1,810)	(54,047)
NVIDIA Corp.	(788)	(113,913)
Qorvo, Inc.*	(192)	(12,157)
Xilinx, Inc.	(404)	(25,985)

		(382,667)

Software & Services — (5.3)%
Adobe Systems, Inc.*	(202)	(28,571)
Akamai Technologies, Inc.*	(260)	(12,951)
Alliance Data Systems Corp.	(86)	(22,075)
Autodesk, Inc.*	(333)	(33,573)
DXC Technology Co.	(418)	(32,069)
Gartner, Inc.*	(122)	(15,068)
Global Payments, Inc.	(223)	(20,141)
Microsoft Corp.	(903)	(62,244)
PayPal Holdings, Inc.*	(1)	(54)
Red Hat, Inc.*	(267)	(25,565)
salesforce.com, Inc.*	(1,019)	(88,245)
Symantec Corp.	(927)	(26,188)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Verisign, Inc.*	(202)	$(18,778)
Western Union Co. (The)	(689)	(13,125)

		(398,647)

Technology Hardware & Equipment — (0.3)%
TE Connectivity Ltd. (Switzerland)	(103)	(8,104)
Xerox Corp.	(368)	(10,573)

		(18,677)

Telecommunication Services — (0.7)%
CenturyLink, Inc.	(820)	(19,582)
Level 3 Communications, Inc.*	(540)	(32,022)

		(51,604)

Transportation — (1.9)%
American Airlines Group, Inc.	(761)	(38,295)
CSX Corp.	(103)	(5,620)
Kansas City Southern	(159)	(16,639)
Norfolk Southern Corp.	(419)	(50,992)
United Continental Holdings, Inc.*	(461)	(34,690)

		(146,236)

Utilities — (2.4)%
Alliant Energy Corp.	(332)	(13,336)
Ameren Corp.	(129)	(7,052)
American Water Works Co., Inc.	(265)	(20,657)
Consolidated Edison, Inc.	(34)	(2,748)
Duke Energy Corp.	(61)	(5,099)
Edison International	(475)	(37,140)
Entergy Corp.	(262)	(20,114)
Eversource Energy	(267)	(16,210)
NextEra Energy, Inc.	(231)	(32,370)
Pinnacle West Capital Corp.	(163)	(13,881)
SCANA Corp.	(208)	(13,938)

		(182,545)

TOTAL COMMON STOCK (Proceeds $6,214,900)		(6,381,206)

TOTAL SECURITES SOLD SHORT - (84.9)%		(6,381,206)

(Proceeds $6,214,900)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		39,803

NET ASSETS - 100.0%		$7,513,779

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2017, the market value of securities on loan was $150,431.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$13,350,324

Gross unrealized appreciation	$801,073
Gross unrealized depreciation	(296,215)

Net unrealized appreciation	$504,858

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.4%
Gotham Absolute 500 Fund*	322,598	$3,513,094
Gotham Defensive Long 500 Fund*	482,465	5,297,466
Gotham Enhanced 500 Fund	233,881	2,652,211
Gotham Index Plus Fund	293,796	3,537,306
Gotham Neutral Fund*	259,601	2,632,358

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $16,867,108)**		17,632,435

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		101,979

NET ASSETS - 100.0%		$17,734,414

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments for the affiliated funds accompany this report.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$16,867,108

Gross unrealized appreciation	$797,766
Gross unrealized depreciation	(32,439)

Net unrealized appreciation	$765,327

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER LONG FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.5%
Gotham Defensive Long 500 Fund*	18,746	$205,831
Gotham Enhanced 500 Fund	13,559	153,759
Gotham Enhanced Return Fund*	11,762	153,847
Gotham Enhanced S&P 500 Index Fund*	33,967	366,843
Gotham Index Plus Fund	12,845	154,654

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,041,328)**		1,034,934

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		5,247

NET ASSETS - 100.0%		$1,040,181

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments for the affiliated funds accompany this report.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$1,041,328

Gross unrealized appreciation	$2,378
Gross unrealized depreciation	(8,772)

Net unrealized depreciation	$(6,394)

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 96.8%
COMMON STOCKS — 30.5%
Automobiles & Components — 0.9%
Adient PLC (Ireland)†	29	$1,896
BorgWarner, Inc.†	102	4,321
Dorman Products, Inc.†*	54	4,470
General Motors Co.†	112	3,912
Lear Corp.	7	995
Magna International, Inc. (Canada)†	243	11,258
Visteon Corp.*	2	204

		27,056

Capital Goods — 4.5%
Allison Transmission Holdings, Inc.†	58	2,176
AMETEK, Inc.	32	1,938
Caterpillar, Inc.†	129	13,862
Colfax Corp.*	18	709
Crane Co.†	103	8,176
EnerSys†	24	1,739
Fastenal Co.†	95	4,135
HD Supply Holdings, Inc.†*	227	6,953
Honeywell International, Inc.†	39	5,198
Hubbell, Inc.†	47	5,319
IDEX Corp.†	24	2,712
Kennametal, Inc.	41	1,534
Lincoln Electric Holdings, Inc.†	46	4,236
Middleby Corp. (The)†*	57	6,926
MSC Industrial Direct Co., Inc., Class A†	14	1,203
Orbital ATK, Inc.†	29	2,852
Oshkosh Corp.†	154	10,608
Rexnord Corp.†*	258	5,998
Snap-on, Inc.†	62	9,796
Spirit AeroSystems Holdings, Inc., Class A†	75	4,346
Terex Corp.†	145	5,438
TransDigm Group, Inc.	4	1,075
United Rentals, Inc.†*	72	8,115
WABCO Holdings, Inc.†*	43	5,483
WESCO International, Inc.†*	88	5,042
WW Grainger, Inc.†	44	7,943

		133,512

Commercial & Professional Services — 1.8%
Brink’s Co. (The)†	130	8,710
Copart, Inc.†*	196	6,231
Deluxe Corp.†	89	6,161
IHS Markit Ltd. (Bermuda)*	42	1,850

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
ManpowerGroup, Inc.†	81	$9,044
Pitney Bowes, Inc.†	447	6,750
Republic Services, Inc.†	9	574
Robert Half International, Inc.†	45	2,157
Stericycle, Inc.*	9	687
TransUnion†*	124	5,370
Waste Management, Inc.†	64	4,694

		52,228

Consumer Durables & Apparel — 0.4%
Columbia Sportswear Co.†	46	2,671
Hanesbrands, Inc.†	308	7,133
Tempur Sealy International, Inc.†*	17	908

		10,712

Consumer Services — 1.3%
Amaya, Inc. (Canada)*	4	72
Dave & Buster’s Entertainment, Inc.*	13	865
Graham Holdings Co., Class B†	7	4,198
Grand Canyon Education, Inc.†*	14	1,098
Hilton Worldwide Holdings, Inc.†	159	9,834
Jack in the Box, Inc.†	75	7,387
Las Vegas Sands Corp.†	57	3,642
Marriott International, Inc., Class A†	16	1,605
Service Corp. International†	115	3,847
Vail Resorts, Inc.†	30	6,085

		38,633

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	7	1,120
CVS Health Corp.†	118	9,494
Kroger Co. (The)†	583	13,596
Sysco Corp.†	229	11,526
Walgreens Boots Alliance, Inc.†	66	5,168
Wal-Mart Stores, Inc.†	93	7,038

		47,942

Food, Beverage & Tobacco — 2.2%
Archer-Daniels-Midland Co.†	233	9,642
Blue Buffalo Pet Products, Inc.*	39	890
Campbell Soup Co.†	259	13,507
Conagra Brands, Inc.†	238	8,511
Flowers Foods, Inc.	18	312
General Mills, Inc.†	88	4,875
Hershey Co. (The)	4	429
Kellogg Co.	43	2,987

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	4	$390
Mondelez International, Inc., Class A	13	561
Pinnacle Foods, Inc.†	131	7,781
Reynolds American, Inc.	6	390
Snyder’s-Lance, Inc.†	213	7,374
TreeHouse Foods, Inc.†*	82	6,699

		64,348

Health Care Equipment & Services — 1.6%
Acadia Healthcare Co., Inc.†*	284	14,024
Baxter International, Inc.†	138	8,355
Cotiviti Holdings, Inc.†*	46	1,708
McKesson Corp.†	43	7,075
Medtronic PLC (Ireland)†	78	6,922
Varian Medical Systems, Inc.†*	82	8,462

		46,546

Household & Personal Products — 0.3%
Energizer Holdings, Inc.†	195	9,364
Estee Lauder Cos., Inc. (The), Class A	3	288

		9,652

Media — 1.6%
AMC Networks, Inc., Class A†*	28	1,495
Comcast Corp., Class A	12	467
Discovery Communications, Inc., Class A†*	123	3,177
John Wiley & Sons, Inc., Class A	12	633
News Corp., Class A†	466	6,384
Regal Entertainment Group, Class A†	214	4,378
Scripps Networks Interactive, Inc., Class A†	58	3,962
Sinclair Broadcast Group, Inc., Class A†	251	8,258
TEGNA, Inc.†	201	2,896
Time Warner, Inc.†	33	3,314
Twenty-First Century Fox, Inc., Class A†	71	2,012
Viacom, Inc., Class B†	219	7,352
Walt Disney Co. (The)†	35	3,719

		48,047

Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
Alexion Pharmaceuticals, Inc.†*	7	852
Celgene Corp.†*	6	779

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Endo International PLC (Ireland)†*	1,027	$11,472
Mylan NV (Netherlands)†*	364	14,130
PAREXEL International Corp.†*	25	2,173
United Therapeutics Corp.†*	114	14,789
Vertex Pharmaceuticals, Inc.†*	47	6,057

		50,252

Retailing — 3.4%
Bed Bath & Beyond, Inc.	96	2,918
Burlington Stores, Inc.†*	57	5,243
Dick’s Sporting Goods, Inc.†	243	9,679
Dollar General Corp.†	47	3,388
Dollar Tree, Inc.†*	116	8,111
Five Below, Inc.†*	60	2,962
Foot Locker, Inc.†	154	7,589
Home Depot, Inc. (The)	19	2,915
Liberty Interactive Corp. QVC Group, Class A†*	176	4,319
LKQ Corp.†*	180	5,931
Lowe’s Cos., Inc.†	79	6,125
Macy’s, Inc.†	183	4,253
Michaels Cos., Inc. (The)†*	293	5,426
Nordstrom, Inc.†	184	8,801
Ross Stores, Inc.†	146	8,429
Staples, Inc.†	621	6,253
TJX Cos., Inc. (The)†	82	5,918
Urban Outfitters, Inc.†*	77	1,428
Williams-Sonoma, Inc.	23	1,116

		100,804

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc.†*	73	4,722
Amkor Technology, Inc.†*	142	1,387
Applied Materials, Inc.†	243	10,038
Cirrus Logic, Inc.†*	169	10,600
Entegris, Inc.*	17	373
Intel Corp.†	306	10,324
KLA-Tencor Corp.†	120	10,981
Lam Research Corp.†	63	8,910
Marvell Technology Group Ltd. (Bermuda)†	495	8,177
Maxim Integrated Products, Inc.†	101	4,535
Microchip Technology, Inc.†	45	3,473
MKS Instruments, Inc.†	8	538
Skyworks Solutions, Inc.	50	4,795

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.†	114	$8,770

		87,623

Software & Services — 0.8%
ACI Worldwide, Inc.†*	50	1,118
Booz Allen Hamilton Holding Corp.†	68	2,213
CACI International, Inc., Class A†*	30	3,751
Citrix Systems, Inc.†*	41	3,263
Electronic Arts, Inc.*	21	2,220
Intuit, Inc.†	55	7,305
MAXIMUS, Inc.†	57	3,570
Take-Two Interactive Software, Inc.*	13	954

		24,394

Technology Hardware & Equipment — 3.8%
Apple, Inc.†	39	5,617
Avnet, Inc.†	290	11,275
AVX Corp.	9	147
Cisco Systems, Inc.†	238	7,449
EchoStar Corp., Class A†*	18	1,093
F5 Networks, Inc.†*	53	6,734
FLIR Systems, Inc.	12	416
Harris Corp.†	33	3,600
Hewlett Packard Enterprise Co.†	436	7,233
HP, Inc.†	558	9,754
Juniper Networks, Inc.†	382	10,650
Motorola Solutions, Inc.†	82	7,113
NCR Corp.†*	178	7,270
NetApp, Inc.†	284	11,374
NetScout Systems, Inc.†*	69	2,374
Seagate Technology PLC (Ireland)†	263	10,191
Western Digital Corp.†	103	9,126
Zebra Technologies Corp., Class A*	1	101

		111,517

Telecommunication Services — 0.4%
AT&T, Inc.	78	2,943
Sprint Corp.*	10	82
T-Mobile US, Inc.†*	103	6,244
Verizon Communications, Inc.	10	447

		9,716

Transportation — 1.2%
CH Robinson Worldwide, Inc.†	106	7,280
FedEx Corp.†	55	11,953
Landstar System, Inc.†	19	1,626
Ryder System, Inc.†	102	7,342

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.†	70	$7,624

		35,825

TOTAL COMMON STOCKS (Cost $903,491)		898,807

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 59.6%
Gotham Neutral 500 Fund*	99,431	1,028,117
Gotham Neutral Fund*	72,184	731,946

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $1,797,000)		1,760,063

	Par Value
U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bill — 6.7%
United States Treasury Bill 1.06% 04/26/2018†(a)	$200,000	198,081

TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,252)		198,081

TOTAL LONG POSITIONS - 96.8%		2,856,951

(Cost $2,898,743)**

	Number of Shares
SHORT POSITIONS — (30.5)%
COMMON STOCKS — (30.5)%
Automobiles & Components — (0.3)%
Dana, Inc.	(451)	(10,071)

Capital Goods — (3.8)%
3M Co.	(18)	(3,747)
Acuity Brands, Inc.	(20)	(4,066)
BWX Technologies, Inc.	(208)	(10,140)
General Dynamics Corp.	(56)	(11,094)
HEICO Corp.	(30)	(2,155)
Hexcel Corp.	(5)	(264)
John Bean Technologies Corp.	(36)	(3,528)
Lennox International, Inc.	(7)	(1,285)
Lockheed Martin Corp.	(3)	(833)
Masco Corp.	(200)	(7,642)
Navistar International Corp.*	(76)	(1,993)
Nordson Corp.	(40)	(4,853)
Parker-Hannifin Corp.	(61)	(9,749)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	(74)	$(4,924)
Raytheon Co.	(3)	(484)
Rockwell Collins, Inc.	(9)	(946)
Sensata Technologies Holding NV (Netherlands)*	(5)	(214)
Teledyne Technologies, Inc.*	(51)	(6,510)
Trinity Industries, Inc.	(429)	(12,025)
United Technologies Corp.	(36)	(4,396)
Wabtec Corp.	(109)	(9,974)
Watsco, Inc.	(35)	(5,397)
Woodward, Inc.	(99)	(6,690)
Xylem, Inc.	(5)	(277)

		(113,186)

Commercial & Professional Services — (0.5)%
MSA Safety, Inc.	(2)	(162)
Rollins, Inc.	(69)	(2,809)
UniFirst Corp.	(17)	(2,392)
Verisk Analytics, Inc.*	(85)	(7,171)
Waste Connections, Inc. (Canada)	(34)	(2,190)

		(14,724)

Consumer Durables & Apparel — (1.2)%
Leggett & Platt, Inc.	(130)	(6,829)
Mattel, Inc.	(486)	(10,464)
Mohawk Industries, Inc.*	(2)	(483)
NIKE, Inc., Class B	(38)	(2,242)
Polaris Industries, Inc.	(15)	(1,383)
Skechers U.S.A., Inc., Class A*	(479)	(14,130)

		(35,531)

Consumer Services — (2.8)%
Boyd Gaming Corp.	(164)	(4,069)
Bright Horizons Family Solutions, Inc.*	(89)	(6,872)
Carnival Corp. (Panama)	(206)	(13,507)
Churchill Downs, Inc.	(19)	(3,483)
Darden Restaurants, Inc.	(31)	(2,804)
Hyatt Hotels Corp., Class A*	(193)	(10,849)
ILG, Inc.	(58)	(1,594)
Laureate Education, Inc., Class A*	(169)	(2,963)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(215)	(11,672)
Red Rock Resorts, Inc., Class A	(221)	(5,205)
Restaurant Brands International, Inc. (Canada)	(7)	(438)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Six Flags Entertainment Corp.	(185)	$(11,028)
Texas Roadhouse, Inc.	(145)	(7,388)

		(81,872)

Food & Staples Retailing — (2.1)%
Casey’s General Stores, Inc.	(106)	(11,354)
Performance Food Group Co.*	(200)	(5,480)
PriceSmart, Inc.	(34)	(2,978)
Rite Aid Corp.*	(4,327)	(12,765)
Sprouts Farmers Market, Inc.*	(484)	(10,972)
US Foods Holding Corp.*	(245)	(6,669)
Whole Foods Market, Inc.	(278)	(11,707)

		(61,925)

Food, Beverage & Tobacco — (1.9)%
B&G Foods, Inc.	(76)	(2,706)
Brown-Forman Corp., Class B	(202)	(9,817)
Bunge Ltd. (Bermuda)	(108)	(8,057)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(79)	(4,022)
JM Smucker Co. (The)	(9)	(1,065)
Molson Coors Brewing Co., Class B	(57)	(4,921)
Monster Beverage Corp.*	(34)	(1,689)
Pilgrim’s Pride Corp.*	(391)	(8,571)
Post Holdings, Inc.*	(150)	(11,649)
Vector Group Ltd.	(128)	(2,729)

		(55,226)

Health Care Equipment & Services — (4.0)%
Abbott Laboratories	(45)	(2,187)
Align Technology, Inc.*	(87)	(13,060)
athenahealth, Inc.*	(23)	(3,233)
Boston Scientific Corp.*	(218)	(6,043)
Cardinal Health, Inc.	(164)	(12,779)
Cerner Corp.*	(57)	(3,789)
CR Bard, Inc.	(19)	(6,006)
Envision Healthcare Corp.*	(191)	(11,970)
Globus Medical, Inc., Class A*	(21)	(696)
Hologic, Inc.*	(207)	(9,394)
ICU Medical, Inc.*	(38)	(6,555)
IDEXX Laboratories, Inc.*	(31)	(5,004)
Integra LifeSciences Holdings Corp.*	(117)	(6,378)
Intuitive Surgical, Inc.*	(7)	(6,548)
Medidata Solutions, Inc.*	(17)	(1,329)
NuVasive, Inc.*	(158)	(12,153)
ResMed, Inc.	(71)	(5,529)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Stryker Corp.	(23)	$(3,192)
Teleflex, Inc.	(2)	(416)
Zimmer Biomet Holdings, Inc.	(17)	(2,183)

		(118,444)

Household & Personal Products — (0.6)%
Coty, Inc., Class A	(382)	(7,166)
Edgewell Personal Care Co.*	(73)	(5,549)
Spectrum Brands Holdings, Inc.	(35)	(4,376)

		(17,091)

Media — (1.1)%
AMC Entertainment Holdings, Inc., Class A	(274)	(6,235)
Live Nation Entertainment, Inc.*	(341)	(11,884)
Nexstar Media Group, Inc., Class A	(189)	(11,302)
Shaw Communications, Inc., Class B (Canada)	(71)	(1,547)

		(30,968)

Pharmaceuticals, Biotechnology & Life Sciences — (2.3)%
Allergan PLC (Ireland)	(59)	(14,342)
Bio-Rad Laboratories, Inc., Class A*	(23)	(5,205)
Bio-Techne Corp.	(52)	(6,110)
Catalent, Inc.*	(103)	(3,615)
Charles River Laboratories International, Inc.*	(19)	(1,922)
Illumina, Inc.*	(13)	(2,256)
INC Research Holdings, Inc., Class A*	(162)	(9,477)
Mallinckrodt PLC (Ireland)*	(140)	(6,273)
Pfizer, Inc.	(4)	(134)
PRA Health Sciences, Inc.*	(6)	(450)
Prestige Brands Holdings, Inc.*	(38)	(2,007)
QIAGEN NV (Netherlands)	(12)	(402)
Quintiles IMS Holdings, Inc.*	(81)	(7,251)
Regeneron Pharmaceuticals, Inc.*	(4)	(1,965)
Zoetis, Inc.	(120)	(7,486)

		(68,895)

Retailing — (0.5)%
Amazon.com, Inc.*	(9)	(8,712)
Pool Corp.	(21)	(2,469)
Priceline Group, Inc. (The)*	(1)	(1,871)
Tractor Supply Co.	(38)	(2,060)

		(15,112)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (0.7)%
Analog Devices, Inc.	(45)	$(3,501)
Integrated Device Technology, Inc.*	(386)	(9,955)
MACOM Technology Solutions Holdings, Inc.*	(49)	(2,733)
Monolithic Power Systems, Inc.	(46)	(4,434)

		(20,623)

Software & Services — (4.8)%
Akamai Technologies, Inc.*	(17)	(847)
Alliance Data Systems Corp.	(12)	(3,080)
Black Knight Financial Services, Inc., Class A*	(73)	(2,989)
CA, Inc.	(134)	(4,619)
Cimpress NV (Netherlands)*	(53)	(5,010)
CommVault Systems, Inc.*	(118)	(6,661)
Conduent, Inc.*	(253)	(4,033)
CoreLogic, Inc.*	(193)	(8,372)
CoStar Group, Inc.*	(5)	(1,318)
DST Systems, Inc.	(55)	(3,395)
Euronet Worldwide, Inc.*	(18)	(1,573)
Fair Isaac Corp.	(3)	(418)
First Data Corp., Class A*	(432)	(7,862)
Gartner, Inc.*	(62)	(7,658)
GrubHub, Inc.*	(27)	(1,177)
Guidewire Software, Inc.*	(126)	(8,657)
IAC/InterActiveCorp.*	(37)	(3,820)
Leidos Holdings, Inc.	(102)	(5,272)
LogMeIn, Inc.	(96)	(10,032)
Open Text Corp. (Canada)	(87)	(2,744)
Oracle Corp.	(11)	(552)
PayPal Holdings, Inc.*	(81)	(4,347)
PTC, Inc.*	(112)	(6,173)
Red Hat, Inc.*	(57)	(5,458)
salesforce.com, Inc.*	(91)	(7,881)
Symantec Corp.	(466)	(13,162)
Teradata Corp.*	(80)	(2,359)
Tyler Technologies, Inc.*	(22)	(3,865)
Ultimate Software Group, Inc. (The)*	(45)	(9,453)

		(142,787)

Technology Hardware & Equipment — (1.9)%
Brocade Communications Systems, Inc.	(936)	(11,803)
Dolby Laboratories, Inc., Class A	(84)	(4,113)
Finisar Corp.*	(92)	(2,390)
Keysight Technologies, Inc.*	(198)	(7,708)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Lumentum Holdings, Inc.*	(122)	$(6,960)
National Instruments Corp.	(74)	(2,976)
SYNNEX Corp.	(48)	(5,758)
Tech Data Corp.*	(73)	(7,373)
Ubiquiti Networks, Inc.*	(85)	(4,417)
ViaSat, Inc.*	(11)	(728)
Viavi Solutions, Inc.*	(18)	(190)

		(54,416)

Telecommunication Services — (0.7)%
BCE, Inc. (Canada)	(253)	(11,395)
CenturyLink, Inc.	(250)	(5,970)
Level 3 Communications, Inc.*	(5)	(296)
TELUS Corp. (Canada)	(39)	(1,346)
United States Cellular Corp.*	(42)	(1,609)
Zayo Group Holdings, Inc.*	(37)	(1,143)

		(21,759)

Transportation — (1.3)%
Canadian National Railway Co. (Canada)	(8)	(648)
Genesee & Wyoming, Inc., Class A*	(189)	(12,926)
Kansas City Southern	(40)	(4,186)
Kirby Corp.*	(60)	(4,011)
Knight Transportation, Inc.	(209)	(7,743)
Old Dominion Freight Line, Inc.	(5)	(476)
XPO Logistics, Inc.*	(123)	(7,949)

		(37,939)

TOTAL COMMON STOCK (Proceeds $890,306)		(900,569)

TOTAL SECURITES SOLD SHORT - (30.5)%		(900,569)

(Proceeds $890,306)
OTHER ASSETS IN EXCESS OF LIABILITIES - 33.7%		996,536

NET ASSETS - 100.0%		$2,952,918

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$2,898,743

Gross unrealized appreciation	$19,409
Gross unrealized depreciation	(61,201)

Net unrealized depreciation	$(41,792)

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Neutral Fund, Gotham Neutral 500 Fund, Gotham Index Plus Fund, Gotham Index Core Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Institutional Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Total Return Fund, Gotham Master Long Fund and Gotham Master Neutral Fund (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a corporate debt security with end of period value of $805 and $733 held by Gotham Absolute Return Fund and Gotham Neutral Fund, respectively; an equity security in Software & Services with end of period value of $110,707, $666,097 and $751,360 held by Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively; and a U.S. Treasury Obligation with the end of period value of $198,081 held by Gotham Master Neutral Fund, these securities are considered Level 2 for the period ended June 30, 2017.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although the Funds’ gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

and marked to market daily. During the period ended June 30, 2017, the following Funds had securities lending programs and at June 30, 2017, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-Cash Collateral
Gotham Absolute Return Fund	$165,359,560	$169,467,102	$—
Gotham Absolute 500 Fund	1,324,873	1,345,818	—
Gotham Absolute 500 Core Fund	20,405	7,254	13,554
Gotham Enhanced Return Fund	316,390,341	324,406,365	—
Gotham Enhanced 500 Fund	3,844,193	3,909,336	—
Gotham Enhanced 500 Core Fund	47,683	14,666	34,139
Gotham Neutral Fund	61,044,893	63,798,082	—
Gotham Neutral 500 Fund	26,462	10,527	16,633
Gotham Index Plus Fund	34,787,251	35,433,749	—
Gotham Index Core Fund	34,107	10,655	24,206
Gotham Hedged Plus Fund	22,682	23,221	—
Gotham Hedged Core Fund	25,028	7,938	17,627
Gotham Defensive Long Fund	113,024	51,660	64,679
Gotham Defensive Long 500 Fund	150,431	80,198	73,297

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.4%
Bermuda — 1.1%
China Resources Gas Group, Ltd.	80,000	$272,831
GOME Electrical Appliances Holding, Ltd.	838,000	103,032
Haier Electronics Group Co., Ltd.	41,000	106,596

		482,459

Brazil — 2.5%
BRF SA	8,400	99,190
Embraer SA	49,000	223,783
Fibria Celulose SA	47,500	486,055
JBS SA	154,600	307,529

		1,116,557

Cayman Islands — 20.5%
58.com, Inc., ADR*	6,243	275,379
AAC Technologies Holdings, Inc.	47,000	587,084
ANTA Sports Products, Ltd.	176,000	581,440
Autohome, Inc., ADR*	3,847	174,500
China Evergrande Group* .	346,000	620,731
China Medical System Holdings, Ltd.	44,000	76,079
China Mengniu Dairy Co., Ltd.	293,000	574,498
Country Garden Holdings Co., Ltd.	90,000	104,398
ENN Energy Holdings, Ltd.	80,000	482,648
Fullshare Holdings, Ltd Haitian International	1,032,500	412,166
Holdings, Ltd.	30,000	84,079
Momo, Inc., SP ADR*	8,440	311,942
NetEase, Inc., ADR	1,908	573,602

	Number of Shares	Value
COMMON STOCKS — (Continued)
Cayman Islands — (Continued)
New Oriental Education & Technology Group, Inc., SP ADR*	7,966	$561,523
Semiconductor Manufacturing International Corp.*	420,500	487,084
Shenzhou International Group Holdings, Ltd.	94,000	618,085
Sino Biopharmaceutical, Ltd.	407,000	359,879
Sunny Optical Technology Group Co., Ltd.	34,000	304,471
TAL Education Group, ADR	5,097	623,414
Tingyi Cayman Islands Holding Corp	350,000	415,163
Vipshop Holdings, Ltd., ADR*	19,520	205,936
Want Want China Holdings, Ltd.	851,000	574,222

		9,008,323

China — 3.6%
Air China, Ltd., Class H	254,000	261,810
China Southern Airlines Co., Ltd., Class H	230,000	194,388
China Vanke Co., Ltd., Class H	89,400	252,875
Great Wall Motor Co., Ltd., Class H	326,000	402,328
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	348,000	273,016

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	40,500	$120,620
Tsingtao Brewery Co., Ltd., Class H	18,000	79,653

		1,584,690

Colombia — 0.7%
Grupo de Inversiones Suramericana SA	23,024	298,577

Czech Republic — 0.4%
Komercni banka as	3,936	157,652

Greece — 3.0%
Alpha Bank AE*	98,723	243,332
Eurobank Ergasias SA*	178,806	199,927
Hellenic Telecommuni-cations Organization SA	14,271	171,776
JUMBO SA	17,419	318,322
National Bank of Greece SA*	431,633	164,255
OPAP SA	20,520	232,026

		1,329,638

Hong Kong — 2.3%
China Resources Beer Holdings Co., Ltd.	126,000	317,763
CSPC Pharmaceutical Group, Ltd.	140,000	204,485
Guangdong Investment, Ltd.	130,000	179,161
Sun Art Retail Group, Ltd.	405,500	322,780

		1,024,189

Indonesia — 3.5%
Bank Danamon Indonesia Tbk PT	253,400	97,040

	Number of Shares	Value
COMMON STOCKS — (Continued)
Indonesia — (Continued)
Jasa Marga Persero Tbk PT	409,600	$164,455
Perusahaan Gas Negara Persero Tbk	1,382,900	233,243
Telekomunikasi Indonesia Persero Tbk PT	1,749,000	593,946
Unilever Indonesia Tbk PT	67,100	245,693
United Tractors Tbk PT	30,300	62,364
XL Axiata Tbk PT*	595,900	152,422

		1,549,163

Malaysia — 2.1%
AirAsia Bhd	283,200	214,399
Axiata Group Bhd	248,400	279,497
Maxis Bhd	274,200	354,519
Telekom Malaysia Bhd	54,100	83,810

		932,225

Mexico — 0.5%
Gruma SAB de CV, Class B	15,120	197,265

Peru — 0.8%
Cia de Minas Buenaventura SAA, ADR	32,166	369,909

Poland — 2.3%
Alior Bank SA*	6,156	102,551
Eurocash SA	11,362	95,050
Orange Polska SA*	106,093	146,909
Polski Koncern Naftowy ORLEN SA	21,768	657,521

		1,002,031

Russia — 1.5%
PhosAgro PJSC, GDR	17,156	227,677

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Russia — (Continued)
Rostelecom PJSC	58,190	$70,459
Severstal PJSC	27,880	366,993

		665,129

South Africa — 1.8%
AngloGold Ashanti, Ltd.	32,340	315,767
Gold Fields, Ltd.	91,724	315,435
Sibanye Gold, Ltd.	146,397	168,215

		799,417

South Korea — 22.3%
AMOREPACIFIC Group	3,001	341,022
BGF retail Co., Ltd.	2,167	191,450
Celltrion, Inc.*	6,202	623,715
Cheil Worldwide, Inc.	6,664	107,184
CJ Corp.	600	99,373
CJ E&M Corp.	3,597	238,422
Coway Co., Ltd.	6,415	583,007
Hanmi Pharm Co., Ltd.*	1,052	342,853
Hanmi Science Co., Ltd.*	2,362	174,064
Hanon Systems	29,381	264,609
Hanssem Co., Ltd.	1,576	253,449
Hanwha Techwin Co., Ltd.*	6,097	237,056
Hyundai Glovis Co., Ltd.	3,319	455,447
Hyundai Marine & Fire Insurance Co., Ltd.	10,291	353,959
Hyundai Mobis Co., Ltd.	1,693	370,110
Hyundai Motor Co.	1,339	186,690
Hyundai Wia Corp.	3,021	184,256
Kakao Corp.	2,850	252,856
Kangwon Land, Inc.	6,667	203,160
KEPCO Plant Service & Engineering Co., Ltd.	1,023	39,491
Kia Motors Corp.	15,195	507,447

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
LG Household & Health Care, Ltd.	641	$556,967
LG Uplus Corp.	19,914	271,582
Lotte Chilsung Beverage Co., Ltd.	35	52,453
Medy-Tox, Inc.	173	84,718
NAVER Corp.	337	247,031
NCSoft Corp.	1,602	531,371
Orion Holdings	534	372,444
Pan Ocean Co., Ltd.*	13,298	61,383
Samsung Electro- Mechanics Co., Ltd.	2,683	239,508
Samsung Fire & Marine Insurance Co., Ltd.	1,272	313,102
Samsung Life Insurance Co., Ltd.	1,592	162,754
Samsung SDI Co., Ltd.	1,360	204,168
Shinsegae, Inc.	1,005	201,593
SK Telecom Co., Ltd.	732	170,180
Yuhan Corp.	1,406	302,271

		9,781,145

Taiwan — 13.7%
Acer, Inc.	113,000	59,190
Asustek Computer, Inc.	38,000	358,901
AU Optronics Corp.	392,000	178,924
Chunghwa Telecom Co., Ltd.	26,000	92,235
Eclat Textile Co., Ltd.	33,000	401,499
Far EasTone Telecommuni-cations Co., Ltd.	232,000	590,900
Feng TAY Enterprise Co., Ltd.	48,000	212,119
Globalwafers Co., Ltd.	22,000	153,649
Hiwin Technologies Corp.	18,000	121,416

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
HTC Corp.*	123,000	$293,324
Innolux Corp.	492,000	256,881
Inventec Corp.	394,000	320,897
Largan Precision Co., Ltd.	1,000	159,215
Micro-Star International Co., Ltd.	93,000	215,872
Nanya Technology Corp.	131,000	235,665
Nien Made Enterprise Co., Ltd.	24,000	266,137
OBI Pharma, Inc.*	19,000	150,741
Phison Electronics Corp.	23,000	284,138
Pou Chen Corp.	49,000	67,760
Powertech Technology, Inc.	113,000	348,577
President Chain Store Corp.	36,000	323,469
TaiMed Biologics, Inc.*	30,000	181,970
Taiwan High Speed Rail Corp.	105,000	87,811
Taiwan Mobile Co., Ltd.	139,000	523,220
Uni-President Enterprises Corp.	61,000	122,264

		6,006,774

Thailand — 12.3%
Advanced Info Service PCL	125,300	654,261
Airports of Thailand PCL	402,900	559,840
Bangkok Dusit Medical Services PCL	714,800	403,815
Bangkok Expressway & Metro PCL	1,322,200	289,787
Banpu PCL	368,300	179,843
BEC World PCL	186,600	115,355
Berli Jucker PCL	162,700	228,503

	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Bumrungrad Hospital PCL	66,100	$333,558
Central Pattana PCL	47,800	97,370
Charoen Pokphand Foods PCL	397,100	289,730
CP ALL PCL	345,700	638,200
Delta Electronics Thailand PCL	62,600	159,526
Energy Absolute PCL	214,600	217,788
Glow Energy PCL	70,900	164,307
Indorama Ventures PCL	188,300	210,496
KCE Electronics PCL	19,900	63,512
Minor International PCL	67,200	79,561
Thai Union Group PCL	357,700	222,180
TMB Bank PCL	2,446,100	165,500
True Corp. PCL*	1,914,200	349,035

		5,422,167

Turkey — 2.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	36,393	226,083
Petkim Petrokimya Holding AS	123,101	212,048
TAV Havalimanlari Holding AS	29,641	158,965
Turk Hava Yollari AO*	97,618	223,314
Ulker Biskuvi Sanayi AS	22,793	143,817

		964,227

United States — 0.3%
Southern Copper Corp.	3,831	132,668

TOTAL COMMON STOCKS (Cost $41,377,488)		42,824,205

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 2.3%
Brazil — 1.6%
Braskem SA, Class A	32,400	$335,648
Suzano Papel e Celulose SA, Class A	79,700	341,616

		677,264

South Korea — 0.7%
Hyundai Motor Co.	3,111	316,767

TOTAL PREFERRED STOCKS (Cost $950,194)		994,031

TOTAL INVESTMENTS - 99.7% (Cost $42,327,682)**		43,818,236
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		148,864

NET ASSETS - 100.0%		$43,967,100

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$42,327,682

Gross unrealized appreciation	2,743,451
Gross unrealized depreciation	(1,252,897)

Net unrealized appreciation	$1,490,554

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

5

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;
•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

6

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 06/30/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$482,459	$—	$482,459	$—
Brazil	1,116,557	1,116,557	—	—
Cayman Islands	9,008,323	2,726,296	6,282,027	—
China	1,584,690	—	1,584,690	—
Colombia	298,577	298,577	—	—
Czech Republic	157,652	157,652	—	—
Greece	1,329,638	550,348	779,290	—
Hong Kong	1,024,189	—	1,024,189	—
Indonesia	1,549,163	245,693	1,303,470	—
Malaysia	932,225	83,810	848,415	—
Mexico	197,265	197,265	—	—
Peru	369,909	369,909	—	—
Poland	1,002,031	95,050	906,981	—
Russia	665,129	—	665,129	—
South Africa	799,417	—	799,417	—
South Korea	9,781,145	423,629	9,357,516	—

7

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2017

(Unaudited)

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/17	Price	Inputs	Inputs
Common Stocks: (Continued)
Taiwan	$6,006,774	$—	$6,006,774	$—
Thailand	5,422,167	—	5,422,167	—
Turkey	964,227	—	964,227	—
United States	132,668	132,668	—	—
Preferred Stocks:
Brazil	677,264	677,264	—	—
South Korea	316,767	—	316,767	—

Total Investments	$43,818,236	$7,074,718	$36,743,518	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

8

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2017

(Unaudited)

For the period ended June 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	August 29, 2017

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	August 29, 2017

* Print the name and title of each signing officer under his or her signature.